    As filed with the Securities and Exchange Commission on April 17, 2007
                                                            File Nos. 033-37128
                                                                      811-03365
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------
                                   FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.                          [ ]
                  Post-Effective Amendment No. 18                      [X]

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No. 258                                    [X]

                               -----------------

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                               -----------------

                    METLIFE INVESTORS USA INSURANCE COMPANY
                              (Name of Depositor)

                               -----------------

                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
             (Address of Depositor's Principal Executive Offices)
              (Depositor's Telephone Number, including Area Code)
                                (800) 989-3752

                               -----------------

                    (Name and Address of Agent for Service)
                              Richard C. Pearson
                           Executive Vice President,
                    MetLife Investors USA Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (949) 223-5680

                               -----------------

                                   Copy to:
                           Mary E. Thornton, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, NW
                            Washington, D.C. 20004
                                (202) 383-0698

                (Approximate Date of Proposed Public Offering)

                               -----------------

It is proposed that this filing will become effective (check appropriate box):

   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

   [X] on April 30, 2007 pursuant to paragraph (b) of Rule 485.

   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

   [ ] on (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Group Flexible Payment Variable Annuity
Contracts

================================================================================

                              GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                                                      ISSUED BY

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                                                            AND

                                        METLIFE INVESTORS USA INSURANCE COMPANY

       This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts (the "Contracts") issued by
   MetLife Investors USA Separate Account A (the "Separate Account") by MetLife Investors USA Insurance Company ("MetLife Investors USA" or we or us). Please
      read it carefully before you invest and keep it for future reference. The Contracts are designed to provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("Qualified Plans").

    The Contracts are issued to an employer or organization, which is the owner ("Owner") of the Contract. After completing an enrollment form and arranging for your Purchase Payments to begin, you are a participant ("Participant") and, except as provided below, a certificate ("Certificate") will be provided to you that gives you a summary of the Contract provisions. The Certificate also serves as evidence of your participation in the plan (Plan). Certificates are not provided to Participants under deferred compensation or qualified corporate retirement plans.

   You decide how to allocate your Purchase Payments among the funds offered as investment options under the Contracts (the "Funds"). You may choose to allocate your Purchase Payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by us, or to the Separate Account. The Separate Account, in turn, invests in the following underlying Funds:

AMERICAN FUNDS INSURANCE SERIES (CLASS 2)
   Global Small Capitalization Fund
   Growth Fund
   Growth-Income Fund


FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   VIP Contrafund(R) Portfolio
   VIP Growth Portfolio
   VIP Money Market Portfolio
   VIP Overseas Portfolio*

MET INVESTORS SERIES TRUST (CLASS A)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Met/AIM Small Cap Growth Portfolio
   MFS(R) Research International Portfolio
   PIMCO Total Return Portfolio

   RCM Technology Portfolio

   Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)
   BlackRock Bond Income Portfolio
   BlackRock Large Cap Value Portfolio
   BlackRock Legacy Large Cap Growth Portfolio
   BlackRock Strategic Value Portfolio
   Davis Venture Value Portfolio
   FI Mid Cap Opportunities Portfolio
   Harris Oakmark Focused Value Portfolio
   Harris Oakmark Large Cap Value Portfolio
   Lehman Brothers(R) Aggregate Bond Index Portfolio
   MetLife Mid Cap Stock Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   Morgan Stanley EAFE(R) Index Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Small Cap Growth Portfolio

T. ROWE PRICE GROWTH STOCK FUND, INC.*
* At this time, Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund, Inc. are not available for use with Contracts purchased in connection with 403(b) Plans.


You can choose any combination of the Funds. Your Participant's Account will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest.

The Contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal


If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 48 of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:


MetLife Investors USA Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614
Phone: (800) 343-8496

The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


April 30, 2007

TABLE OF CONTENTS                                                           PAGE


                          GLOSSARY................ 3

                          SUMMARY OF THE CONTRACTS 5

                          FEE TABLES AND EXAMPLES. 9


             FINANCIAL AND PERFORMANCE
             INFORMATION...................................... 13

             DESCRIPTION OF METLIFE INVESTORS USA
             INSURANCE COMPANY, THE GENERAL
             ACCOUNT, THE SEPARATE ACCOUNT, THE
             FUNDS AND SERVICE PROVIDERS...................... 14
                The Insurance Company......................... 14
                The General Account........................... 14
                The Separate Account.......................... 15
                The Funds..................................... 16
                Principal Underwriter......................... 19
                Servicing Agent............................... 20

             CONTRACT CHARGES................................. 21
                Premium and Other Taxes....................... 21
                Surrender Charge.............................. 21
                Administrative Fees........................... 22
                Transaction Charges........................... 23
                Mortality and Expense Risk Charge............. 23
                Distribution Expense Charge................... 23
                Federal, State and Local Taxes................ 24
                Fund Expenses................................. 24
                Free Look Period.............................. 24
                Deferred Compensation Plans................... 24

             DESCRIPTION OF THE CONTRACTS..................... 26
                General....................................... 26
                Assignment.................................... 26
                Purchase Payments............................. 26
                Transfers..................................... 27
                Market Timing................................. 28
                Loans (403(b) Plans only)..................... 30
                Modification of the Contracts................. 31

             ACCUMULATION PERIOD.............................. 32
                Crediting Accumulation Units in the Separate
                 Account...................................... 32



                Separate Account Accumulation Unit Current
                 Values....................................... 32
                Surrender from the Separate Account........... 32
                Payment of Surrender Amount................... 33
                Account Statements............................ 33

             ANNUITY BENEFITS................................. 34
                Variable Annuity Payments..................... 34
                Assumed Investment Return..................... 34
                Election of Annuity Date and Form of Annuity.. 34
                Election of Annuity Date...................... 34
                Form of Annuity............................... 35
                Frequency of Payment.......................... 36
                Level Payments Varying Annually............... 36
                Annuity Unit Values........................... 37

             DEATH BENEFITS................................... 38
                Death Before the Annuity Date................. 38
                Death After the Annuity Date.................. 39

             FEDERAL TAX CONSIDERATIONS....................... 40

             VOTING RIGHTS.................................... 46

             LEGAL PROCEEDINGS................................ 47

             ADDITIONAL INFORMATION........................... 48

             TABLE OF CONTENTS OF STATEMENT OF
             ADDITIONAL INFORMATION........................... 48

                   APPENDIX A -- CONDENSED FINANCIAL
                   INFORMATION -- PART 1................. A-1
                   APPENDIX A -- CONDENSED FINANCIAL
                   INFORMATION -- PART 2................. A-7
                   APPENDIX B -- PARTICIPATING INVESTMENT
                   PORTFOLIOS............................ B-1

MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period that begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and MetLife Investors USA covering your rights.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period when you first receive your Certificate. During this time period, you may cancel your interest in the Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or your Participant's Account in some states).

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE - The date on which Annuity payments begin if you do not select another date.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of your interest in each Separate Account Series and your interest in the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by us under Delaware law to receive and invest amounts allocated by you and other Participants under the Contracts and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

SUMMARY OF THE CONTRACTS

THE CONTRACTS

The Contracts may be offered to:

..   Qualified Plans such as:

   *  Section 403(b) tax-sheltered annuities;

   *  Section 457 deferred compensation plans; and

   *  Section 401 pension and profit sharing plans.

[SIDE BAR: Please see the section "Federal Tax Considerations" for more information.]

Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the Contract.

THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment).

There is no initial sales charge; however, the charges and deductions described under "Contract Charges" will be deducted from the Participant's Account.

[SIDE BAR: Please see "Transfers" for more information.]

Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Participant's Account allocated to the General Account or to the Series.

You can transfer amounts allocated to the Separate Account:


..   between any of the Series, at any time and as many times as you choose


..   to the General Account at any time before the amount has been applied to a
    Variable Annuity option

See, however, restrictions on transfers in "Description of the Contracts - Market Timing."

[SIDE BAR: Please see "The Separate Account" and "The Funds" for more information.]

SEPARATE ACCOUNT


Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more Series of the Separate Account, each of which invests in one of the underlying Funds.

[SIDE BAR: Please see "Contract Charges" for more information.]

CHARGES AND DEDUCTIONS

The following fees and expenses apply under the Contracts:

                 Fee or Expense                 Amount of Fee
                 ----------------------------------------------
                 Daily Deductions

                 . Distribution expenses               .000274%
                                               (0.10% per year)

                 . Mortality and Expense risks         .003425%
                                               (1.25% per year)

ANNUAL DEDUCTIONS

There is an Administrative Fee of $21.50 plus $2.50 for each Series in which you invest. MetLife Investors USA currently waives these administrative fees for any Certificate Year during which you contribute $2,000 or more to your Participant's Account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).

TRANSACTION CHARGES

A charge of $10 may be deducted for:

..   A transfer from any Series;

..   A full or partial surrender (the charge will be no more than 2% of the amount of the surrender); or

..   Annuitization of all or a part of your Participant's Account.

We currently waive the transaction charge for transfers from any Series, but reserve the right to impose the charge in the future. See, however, restrictions on transfers in "Description of the Contracts - Market Timing."

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)


             .  Deducted if you            7% of Purchase Payment
                request a full or         and amounts credited to
                partial surrender of it. This charge applies Purchase Payments from for 60 months after the
                the Separate Account          Purchase Payment is
                within 60 months after                  received.
                the Purchase Payment
                is made.

However, for 403(b) plans, we will not deduct any surrender charge once nine
(9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE INTERNAL REVENUE CODE.

The following expenses may be waived for certain deferred compensation plans:

..   administrative fees

..   transaction charges

..   distribution fees

..   surrender charges on certain surrenders

            PREMIUM TAXES

            . Payable to a state or government agency      0% - 3.5%
              with respect to the Contract. It may be
              deducted on or after the date the tax is
              incurred. Currently, MetLife Investors USA
              deducts these taxes upon annuitization.

[SIDE BAR: Please see "Free Look Period" for more information.]

FREE LOOK PERIOD

You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

[SIDE BAR: Please see "Surrender Charge" and "Federal Tax Considerations" for more information.]

SURRENDER

You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial surrender if:

..   it would cause your interest in any Series or the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)

However, if you are surrendering the entire amount allocated to a Series; these restrictions do not apply.

You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

LOANS - 403(B) PLANS ONLY

You may be able to obtain a loan from the portion of your Participant's Account allocated to the General Account. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default in repayments.

MetLife Investors USA:

..   may terminate loans

..   change the terms under which loans are made

Any action taken by MetLife Investors USA would not affect outstanding loans.

[SIDE BAR: Please see "Death Benefits" for more information.]

DEATH BENEFIT

You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

..   the total of all Purchase Payments less any partial surrenders; or

..   the value of the Participant's Account at settlement.

If the death occurs on or after age 65, the death benefit will be equal to the Participant's Account.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contract. Your actual Certificate and any endorsements are the controlling documents.

[SIDE BAR: Please see "Description of Contracts - Market Timing" for more information.]

MARKET TIMING

MetLife Investors USA has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Participants or the Funds. Upon detection of this activity, restrictions may be imposed on transfers.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CERTIFICATE. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CERTIFICATE, SURRENDER THE CERTIFICATE, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

PARTICIPANT TRANSACTION EXPENSES TABLE

SURRENDER CHARGE (Note 1)                                                                                       7%
  (as a percentage of amounts accumulated with respect to a Purchase Payment, including earnings or losses credited to the Purchase Payment)
TRANSACTION CHARGE (Note 2)
  (each surrender and annuitization)                                                                           $10
TRANSFER FEE (Note 3)                                                                                               $10
                                                                                                           per transfer

--------------------------------------------------------------------------------
Note 1. Surrender charges decline based on date of Purchase Payment. (See Expenses - Surrender Charge)

                    Number of Complete months from
                    Receipt of Purchase Payment    % Charge
                    ------------------------------ --------
                         60 months or less            7
                         More than 60 months          0

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

Note 2. In the event of a surrender, the charge is the lesser of $10 or 2% of the amount surrendered.

Note 3. This fee applies to each transfer from a Series. We currently waive this charge.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE, NOT INCLUDING FUND FEES AND EXPENSES.

--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE

ADMINISTRATIVE CHARGE (Note 1)                                                                                 $21.50 plus
 (deducted annually)                                                                                           $ 2.50 for
                                                                                                               each Series
SEPARATE ACCOUNT ANNUAL EXPENSES
  (referred to as Separate Account Product Charges) (as a percentage of average Participant's Account value in the Separate Account)
Mortality and Expense Charge                                                                                         1.25%
Distribution Expense Charge                                                                                          0.10%
                                                                                                                     -----
Total Separate Account Annual Expenses
  (Note 2)                                                                                                           1.35%

--------------------------------------------------------------------------------
Note 1. The Administrative Charge is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Participant's Account value is $10,000 or more at the end of the Certificate Year.

Note 2. Total Separate Account Expenses are 1.25% for Retirement Companion Contracts.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------

                                                                                                 Minimum Maximum
                                                                                                 ------- -------
Total Annual Fund Operating Expenses                                                              0.30%   1.02%
(expenses that are deducted from Fund assets, including management fees, 12b-1/Service fees, and other expenses)

--------------------------------------------------------------------------------

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.


-----------------------------------------------------------------------------------------------------------
                                                                                                     NET
                                                                              TOTAL   CONTRACTUAL   TOTAL
                                                                             ANNUAL     EXPENSE    ANNUAL
                                          MANAGEMENT 12B-1/SERVICE  OTHER   PORTFOLIO   SUBSIDY   PORTFOLIO
                                             FEES        FEES      EXPENSES EXPENSES  OR DEFERRAL EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
(CLASS 2)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Global Small Capitalization Fund            0.72%       0.25%       0.05%    1.02%      0.00%      1.02%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Growth Fund                                 0.32%       0.25%       0.02%    0.59%      0.00%      0.59%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Growth-Income Fund                          0.27%       0.25%       0.01%    0.53%      0.00%      0.53%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
(INITIAL CLASS)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                 0.57%       0.00%       0.09%    0.66%      0.00%      0.66%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                        0.57%       0.00%       0.11%    0.68%      0.00%      0.68%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 VIP Money Market Portfolio                  0.23%       0.00%       0.10%    0.33%      0.00%      0.33%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 VIP Overseas Portfolio                      0.72%       0.00%       0.16%    0.88%      0.00%      0.88%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A) (1)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Lord Abbett Bond Debenture Portfolio        0.50%       0.00%       0.04%    0.54%      0.00%      0.54%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio     0.50%       0.00%       0.03%    0.53%      0.00%      0.53%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Met/AIM Small Cap Growth Portfolio (2)      0.87%       0.00%       0.06%    0.93%      0.00%      0.93%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 MFS(R) Research International Portfolio     0.72%       0.00%       0.14%    0.86%      0.00%      0.86%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio                0.50%       0.00%       0.05%    0.55%      0.00%      0.55%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 RCM Technology Portfolio (2)(3)             0.88%       0.00%       0.14%    1.02%      0.00%      1.02%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Third Avenue Small Cap Value Portfolio      0.74%       0.00%       0.04%    0.78%      0.00%      0.78%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
(CLASS A) (4)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio (5)         0.39%       0.00%       0.07%    0.46%      0.01%      0.45%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Value Portfolio (6)     0.70%       0.00%       0.11%    0.81%      0.00%      0.81%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 BlackRock Legacy Large Cap Growth
   Portfolio                                 0.73%       0.00%       0.07%    0.80%      0.00%      0.80%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 BlackRock Strategic Value Portfolio         0.82%       0.00%       0.06%    0.88%      0.00%      0.88%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio               0.71%       0.00%       0.04%    0.75%      0.00%      0.75%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 FI Mid Cap Opportunities Portfolio          0.68%       0.00%       0.06%    0.74%      0.00%      0.74%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Harris Oakmark Focused Value Portfolio      0.72%       0.00%       0.05%    0.77%      0.00%      0.77%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Harris Oakmark Large Cap Value Portfolio    0.72%       0.00%       0.06%    0.78%      0.00%      0.78%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Lehman Brothers(R) Aggregate Bond Index
   Portfolio (7)                             0.25%       0.00%       0.06%    0.31%      0.01%      0.30%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                                     NET
                                                                              TOTAL   CONTRACTUAL   TOTAL
                                                                             ANNUAL     EXPENSE    ANNUAL
                                          MANAGEMENT 12B-1/SERVICE  OTHER   PORTFOLIO   SUBSIDY   PORTFOLIO
                                             FEES        FEES      EXPENSES EXPENSES  OR DEFERRAL EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
(CLASS A)--(CONTINUED)
-----------------------------------------------------------------------------------------------------------
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 MetLife Mid Cap Stock Index
   Portfolio (8)(9)                          0.25%       0.00%       0.08%    0.33%      0.01%      0.32%
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 MetLife Stock Index Portfolio (8)           0.25%       0.00%       0.05%    0.30%      0.01%      0.29%
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 MFS(R) Total Return Portfolio (10)          0.53%       0.00%       0.05%    0.58%      0.00%      0.58%
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 Morgan Stanley EAFE(R) Index
   Portfolio (11)(12)                        0.30%       0.00%       0.15%    0.45%      0.01%      0.44%
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 Russell 2000(R) Index Portfolio (8)(12)     0.25%       0.00%       0.11%    0.36%      0.01%      0.35%
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 T. Rowe Price Small Cap Growth Portfolio    0.51%       0.00%       0.07%    0.58%      0.00%      0.58%
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T. ROWE PRICE GROWTH STOCK FUND, INC.        0.56%       0.00%       0.14%    0.70%      0.00%      0.70%
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Net Total Annual Portfolio Expenses do not reflect expense reductions that certain Funds achieved as a result of directed brokerage arrangements. The Funds provided the information on their expenses, and we have not independently verified the information. The information provided is for the year ended December 31, 2006.

(1) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
(2) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(3) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.04%.
(4) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.
(6) Other Expenses reflect the repayment of expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.244%.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.
(9) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(10) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.293%.
(12) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CERTIFICATE WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CERTIFICATE FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF THE APPLICABLE TIME PERIOD:


                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
---------------------------------------------------------------------------------------------------------------
               (a)   $950                  (a) $1,448                  (a) $1,973                  (a) $2,704
               (b)   $878                  (b) $1,230                  (b) $1,605                  (b) $1,957


(2) IF YOU DO NOT SURRENDER YOUR CERTIFICATE OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
---------------------------------------------------------------------------------------------------------------
               (a)   $240                    (a) $738                  (a) $1,263                  (a) $2,694
               (b)   $168                    (b) $520                  (b)   $895                  (b) $1,947


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

FINANCIAL AND PERFORMANCE INFORMATION

[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]


PERFORMANCE INFORMATION

We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.

For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

FINANCIAL INFORMATION

Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement of Additional Information.

DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect, wholly-owned subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you make Purchase Payments or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. THE GENERAL ACCOUNT PROVISIONS OF THE CONTRACT ARE NOT INTENDED TO BE OFFERED BY THIS PROSPECTUS. Please see the terms of your Certificate for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.


The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. Any obligations that exceed the assets in the Separate Account are payable by the General Account. The amount of the death benefit that exceeds the Contract Value is paid from the General Account. Benefit amounts paid from the General Account are subject to the claims-paying ability of MetLife Investors USA.

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Over twenty-five of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

The following Funds are available as investment options under the Contract. You should read the prospectuses for these Funds carefully. Copies of these prospectuses will accompany or precede the delivery of your Contract. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539, (800) 343-8496. Certain Funds described in the prospectuses may not be available with your Contract. Appendix B contains a summary of investment objectives and the names of the subadviser, if any, for each Fund.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the Contract. Capital Research and Management Company is the investment adviser to each Series. The following Class 2 funds are available under the Contract:

 Global Small Capitalization Fund
 Growth Fund
 Growth-Income Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, four of which are offered under the Contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

 VIP Contrafund(R) Portfolio
 VIP Growth Portfolio
 VIP Money Market Portfolio
 VIP Overseas Portfolio (1)

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 MFS(R) Research International Portfolio
 Met/AIM Small Cap Growth Portfolio
 PIMCO Total Return Portfolio

 RCM Technology Portfolio (formerly RCM Global Technology Portfolio)

 Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment adviser for all of the portfolios. MetLife Advisers is an affiliate of MetLife Investors USA. MetLife Advisers has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

 BlackRock Bond Income Portfolio
 BlackRock Large Cap Value Portfolio
 BlackRock Legacy Large Cap Growth Portfolio
 BlackRock Strategic Value Portfolio
 Davis Venture Value Portfolio
 FI Mid Cap Opportunities Portfolio
 Harris Oakmark Focused Value Portfolio
 Harris Oakmark Large Cap Value Portfolio
 Lehman Brothers(R) Aggregate Bond Index Portfolio
 MetLife Mid Cap Stock Index Portfolio
 MetLife Stock Index Portfolio
 MFS(R) Total Return Portfolio
 Morgan Stanley EAFE(R) Index Portfolio
 Russell 2000(R) Index Portfolio
 T. Rowe Price Small Cap Growth Portfolio

T. ROWE PRICE GROWTH STOCK FUND, INC.

The T. Rowe Price Growth Stock Fund, Inc. is a mutual fund. T. Rowe Price Associates is the investment manager for the fund.(1)


(1) Not available for 403(b) plans.

[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]
Shares of each Fund are purchased for the corresponding Series. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.


The Funds listed above other than the T. Rowe Price Growth Stock Fund, Inc. are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.


Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative instruments, non-investment grade securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

[SIDE BAR: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.]

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to MetLife Investors USA's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Owners.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than our affiliates, Met Investors Advisory LLC and MetLife Advisers
LLC) or subadviser of a Fund or its affiliates may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in MetLife Investors USA's role as intermediary, with respect to the Funds. MetLife Investors USA and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the Contracts.

We and certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, Met Investors Advisory LLC and MetLife Advisers, LLC, which are formed as "limited liability companies." Our ownership interests in Met Investors Advisory LLC and MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Tables and Examples - Fund Expenses" and "Principal Underwriter.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or to our Distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.

HOW WE SELECT THE FUNDS. We select the Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payment to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Funds" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Funds advised by our affiliates than those that are not, we may be more inclined to offer Funds advised by our affiliates in the variable insurance products we issue. In some cases, we have included Funds based on recommendations made by selling firms. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Participant's Account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Participants. We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Principal Underwriter.")

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

SUBSTITUTION OF FUND SHARES. MetLife Investors USA may substitute shares of another fund for Fund shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. The substituted fund may have different fees and expenses. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act. Furthermore, we may close investment portfolios to allocation of purchase payments or Contract value, or both, at any time in our sole discretion.


PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Distributor is a Missouri corporation.

MetLife Investors USA has entered into a distribution agreement with MetLife Investors Distribution Company, for the distribution of the Certificates. We pay compensation to Distributor for sales of the Contracts and Certificates by the selling firm. Certain Funds (see "Fee Tables and Examples - Fund Expenses" and the Fund prospectuses) make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of Funds. These payments range up to 0.25% of Separate Account assets invested in the particular Fund.

We pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Participants or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8.5% of purchase payments. We also pay commissions when a Participant elects to begin receiving Annuity payments. (See "Annuity Benefits
- Variable Annuity Payments.")


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the American Funds Global Small Capitalization Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the Contracts.


SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company provide MetLife Investors USA with personnel and administrative services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CONTRACT CHARGES

MetLife Investors USA deducts the charges described below, and we may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM AND OTHER TAXES

MetLife Investors USA reserves the right to deduct from Purchase Payments, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Participant's Account value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin.


SURRENDER CHARGE

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]
No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Internal Revenue Code.

The following schedule shows the surrender charges that apply during the sixty months following each Purchase Payment:

                       Number of Months
                  Since Purchase Payment Date Surrender Charge
                  --------------------------------------------
                      60 months or less              7%
                      More than 60 months            0%

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                             the surrender amount
--------------------------------------------------------------------------------
          1 - the percentage surrender charge expressed as a decimal

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

MetLife Investors USA will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.

EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a surrender. You do not pay the surrender charge:

..   on transfers made within the Contract;

..   on withdrawals of Purchase Payments you made over 60 months ago;

..   If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;

..   If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year (subject to Internal Revenue Code restrictions);

..   If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement; and

..   When you are an officer, director or full time employee of MetLife
    Investors USA or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only.

ADMINISTRATIVE FEES

An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Participant's Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction. Contract administration expenses we incur include:

..   the cost of Contract issuance;

..   rent;

..   stationery and postage;

..   telephone and travel expenses;

..   salaries;

..   legal, administrative, actuarial and accounting fees;

..   periodic reports; and

..   office equipment, and custodial expenses.

The administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.

[SIDE BAR: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.]
TRANSACTION CHARGES

A $10 transaction charge will be deducted from your Account for each transfer from a Series (see "Transfers") and upon annuitizaton of all or a portion of your Participant's Account (see "Annuity Benefits"). When you make a full or partial surrender, a transaction charge will be deducted from your Participant's Account in an amount equal to the lesser of:

..   $10 or

..   2% of the amount surrendered.

These charges are at cost. MetLife Investors USA does not anticipate profiting from them. Transaction charges for transfers from one Series of the Separate Account to another Series of the Separate Account are currently waived. (See, however, "Description of the Contracts - Market Timing.")

MORTALITY AND EXPENSE RISK CHARGE

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the Contract. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.

If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

DISTRIBUTION EXPENSE CHARGE

MetLife Investors USA also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:

..   commissions,

..   fees,

..   registration costs,

..   direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)

As compensation for assuming this risk, MetLife Investors USA will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described under "Surrender Charge" above, will never exceed 9% of purchase payments.

FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

FUND EXPENSES

There are deductions from and expenses paid out of the assets of the various Funds, which are described in the fee table in this prospectus and in the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.



FREE LOOK PERIOD

You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to MetLife Investors USA, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Certificate will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DEFERRED COMPENSATION PLANS

For qualified Section 457 deferred compensation Plans, MetLife Investors USA may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

..   death,

..   disability,

..   retirement,

..   termination of employment,

..   unforseeable emergency, or

..   transfer to another investment provider.

DESCRIPTION OF THE CONTRACTS

GENERAL

The Contracts (known as the Flexible Bonus Annuity, Form 226R1) are group contracts designed to provide annuity benefits to employees of the following:

..   Public School Systems;

..   Churches;

..   Certain tax-exempt organizations under Section 501(c)(3) of the Code;

..   Employees covered under various types of Section 457 deferred compensation
    Plans; and

..   Retirement plans held by trusts which qualify under Section 401 of the Code.

The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.

A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, except as provided below, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. NO CERTIFICATES ARE ISSUED TO PARTICIPANTS UNDER DEFERRED COMPENSATION OR QUALIFIED CORPORATE RETIREMENT PLANS.

The group Contracts may be restricted by the Plan as to your exercise of certain rights provided under the Contracts. You should refer to the Plan for information concerning these restrictions.

ASSIGNMENT

If permitted by the Plan, you may assign your interest in the Contract by providing MetLife Investors USA with written notice. Where a Contract is issued in connection with a non-governmental deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.

MetLife Investors USA will not be bound by the assignment until written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

PURCHASE PAYMENTS

You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by MetLife Investors USA. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (or such lesser amount as is required by federal tax law). Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Payment of Surrender Amount.")


TRANSFERS

ACCUMULATION UNITS

Except as otherwise limited under market timing restrictions, you may transfer Accumulation Units from one Series to another or from a Series to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units of a Series of more than 20% of your interest in the General Account in any one year.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone, Internet or other means approved by MetLife Investors USA. If MetLife Investors USA permits transfers by telephone, you will be required to complete an authorization on the Certificate enrollment or on another form that MetLife Investors USA may require. MetLife Investors USA will employ reasonable procedures to confirm that telephone or Internet instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

Telephone or computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539.

Transfers will be effected on the first Valuation Date after receipt of written, telephone or Internet instructions. Accumulation Unit values are determined as of the close of trading on the New York Stock Exchange, which is currently usually 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that Valuation Date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

ANNUITY UNITS

You may convert Annuity Units from one Series to another at any time. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

MARKET TIMING

Frequent requests from Participants to transfer Participant's Account value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which may in turn adversely affect Participants and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield underlying Funds, I.E., Alger American Small Capitalization Portfolio, American Funds Global Small Capitalization Fund, DWS International VIP, Fidelity VIP Overseas Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, BlackRock Strategic Value Portfolio, Morgan Stanley EAFE Index Portfolio, Russell 2000(R) Index Portfolio and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield Funds, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Participant's Account value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.


We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


American Funds Monitoring Policy. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies and procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Participants or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Funds under that Contract to be submitted with an original signature.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Participants to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Participants and other persons with interests in the Contracts. We do not accommodate market timing in any Funds and there are no arrangements in place to permit any Participant to engage in market timing; we apply our policies and procedures without exception, waiver or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Fund.

In addition, Participants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Participants) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Funds. If a Portfolio believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Participant). You should read the Fund prospectuses for more details.

LOANS -- 403(B) PLANS ONLY

If you are in a 403(b) Plan, you may obtain a loan under the Contract from the value of your Participant's Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Participant's Account serves as the only security for the loan. MetLife Investors USA may terminate a loan at its discretion in the event of a request for surrender.

The Internal Revenue Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.

Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations").

MetLife Investors USA may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.

Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the proceeds. At this time, there is no fee for administration.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

..   death benefits

..   deductions from Purchase Payments

..   deductions from Participant's Accounts for transaction charges

..   deductions from the Separate Account for actuarial risk and administrative expense risk fees

..   guaranteed rates with respect to fixed benefits

MetLife Investors USA and the Owner may change the Contract by mutual agreement at any time. No such change may affect any Participant's Account where the Participant's interest is nonforfeitable, without the written consent of that Participant. Changes must be made in writing. Any changes must comply with state laws where the Contract is delivered. MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

..   with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;

..   with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or

..   to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

MetLife Investors USA Insurance Company
P.O. Box 46539
Denver, CO 80201-6539
Phone: (800) 343-8496

ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
[SIDE BAR: The Net Investment Factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.]
The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each Business Day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. The NET INVESTMENT FACTOR is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse Federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal and may be restricted by the plan or Federal tax law. These consequences are discussed in more detail under "Federal Tax Considerations." You should consult your tax adviser before making a withdrawal.

The surrender value of your Participant's Account in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after surrender value of less than $200. However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

..   The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

..   The SEC permits the suspension of withdrawals.

..   The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.


We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

..   all transactions for the period being reported

..   the number of Accumulation Units that are credited to your Participant's
    Account in each Series

..   the current Accumulation Unit value for each Series

..   your Participant's Account as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

The value of your Participant's Account in each Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

..   the month in which you attain age 75, or

..   the date you are required to take a distribution under the terms of the
    Plan to which the Contract was issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

[SIDE BAR: There are two people who are involved in payments under your
Annuity: -  you - the Beneficiary]

FORM OF ANNUITY

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

OPTION 1 -- LIFE ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.

OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed

Annuity payments to a lump sum under this option. If your Contract is a Qualified Contract, this option may not always satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied under the Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 is calculated on the basis of:

..   the mortality table specified in the Contract

..   the age, and where permitted, the sex of the Annuitant

..   the type of Annuity payment option selected, and

..   the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

..   the number of years in the payment period, and

..   the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your Variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly Variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly Variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

..   First, MetLife Investors USA determines the change in investment experience
    (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.

..   Next, it subtracts the daily equivalent of your insurance-related charge
    (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

..   Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

..   Finally, the previous Annuity Unit Value is multiplied by this result.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:

..   your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or

..   your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

1) A lump sum that must be made within five (5) years of your death; or

2) Annuity income under Annuity Income Options One, Two or Five described in
   Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:

..   Payments must begin within one year of your death (However, if your spouse is the sole designated beneficiary under a Qualified Contract, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

..   The guaranteed period under Option Two or the designated period under
    Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

..   The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.

If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

..   Your Beneficiary(ies) and you die at the same time.

..   Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

..   have all the remaining rights and powers under a Contract, and

..   be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

FEDERAL TAX CONSIDERATIONS

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the "Code") governs how this money is ultimately taxed. There are different rules for Qualified and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs--either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

[SIDE BAR: A Qualified Contract is a Contract that is purchased for certain types of tax-advantaged retirement plans (previously defined as "qualified plans"). For purposes of this Prospectus, qualified plans include: Section 401 Plans and 403(a)(pension and profit-sharing plans, including plans for the self-employed) Section 403(b) Plans (tax-deferred annuities) Section 457(b) Plans (eligible deferred compensation plans of State and local governmental employees or other tax exempt employees)( "eligible Section 457 plan") Traditional Individual Retirement Accounts and Annuities ("IRAs") Roth IRAs A Non-qualified Contract is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a Qualified Contract.] Please note that the terms of your particular plan, IRA or Roth IRA may limit your rights otherwise available under the Contract.]

QUALIFIED CONTRACTS
THE DOLLARS IN A QUALIFIED PLAN ARE TAX DEFERRED. CONTRACTS PURCHASED FOR USE WITH A QUALIFIED PLAN PROVIDE NO ADDITIONAL TAX DEFERRAL, AND THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR PURCHASING THE CONTRACT.

The full amount of all distributions received from a Section 401, Section 403(a), 403(b), eligible Section 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of an eligible Section 457 plan of a tax exempt employer (other than a state or local government), a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

If your tax deferred annuity contract permits loans, the amount of such loans, the repayment terms and the treatment of defaults are subject to limitations and rules under section 72(p) of the Code and the regulations thereunder. The terms of your loan will be governed by your loan agreement and the requirements of the tax law (and ERISA, where applicable). Failure to satisfy these requirements will result in adverse tax consequences. Consult your tax advisor prior to applying for a loan.

MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, Section 403(a), 403(b), eligible
Section 457 plan or an IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, except in the case of IRAs or where you are a 5% or more owner in your employer, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and eligible Section 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(a),
Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax. Additionally, distributions from an eligible Section 457(b) plan of a state or local government are subject to the 10% penalty to the extent attributable to rollover contributions from Section 401, 403(a), 403(b), or an IRA plan.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received.

                                  Type of Plan
    ------------------------------------------------------------------------
                                                            401   403(b) IRA
    ------------------------------------------------------------------------
    After you die (paid to your Beneficiary(ies))            x      x     x
    ------------------------------------------------------------------------
    After you become totally disabled (as defined in the
      Code)                                                  x      x     x
    ------------------------------------------------------------------------
    If you separate from service after you reach age 55      x      x
    ------------------------------------------------------------------------
    In a series of substantially equal payments made
      annually (or more frequently over your life or life
      expectancy or over the joint lives (or joint and last
      survivor life expectancy) of you and your
      designated beneficiary (SEPP exception).               x(1)   x(1)  x
    ------------------------------------------------------------------------
    Pursuant to a domestic relations order                   x      x
    ------------------------------------------------------------------------

(1) After separation from service.

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed (retroactively with interest) if you elect to receive payments under the SEPP exception prior to age 59 1/2 and then change the method of distribution (except on account of death or disability) before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for at least five years.

Distributions before age 59 1/2 generally are not permitted under eligible
Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency.

Distributions from eligible Section 457 plans of tax exempt employers are not subject to the penalty tax for early withdrawals.

ROLLOVERS OF PLAN CONVERSIONS

You may rollover distributions (other than certain distributions, such as required distributions) from one qualified plan or arrangement (except for eligible Section 457(b) plans of tax exempt employers or IRAs other than traditional IRAs) to another eligible retirement plan (as defined under the
Code) without incurring any federal income tax under some circumstances. These circumstances are as follows:

                Distribution from:         May be Rolled into:
             -----------------------------------------------------
             Section 401 plan, Section  Section 401 plan, Section
             403(a) plan, Section       403(a) plan, Section
             403(b) plan, eligible      403(b) plan, eligible
             section 457(b) plan of a   section 457(b) plan of a
             governmental employer      governmental employer or
                                        Traditional IRA
             -----------------------------------------------------

DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans ("collectively the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract or to a Contract issued under a 401(k) program under the following conditions:

1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

6. If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate section 401(k) Contract to accept designated Roth 401(k) contributions.

7. Other than contributions made by rollovers that are permitted under the Code and the Plan under which the Contract has been issued, the Contract cannot accept both designated Roth 403(b) contributions and designated Roth 401(k) contributions.

8. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2006, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:


..   The employer must permit contributions under a pre-tax 403(b) or pre-tax
    401(k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.

..   Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+catch-up) as well as contribution limits that apply under the Plan.

..   In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, hardship withdrawals only with respect to contributions, if permitted under the Plan).

..   If the amounts have been held under any Designated Roth Account of a participant for at least five years, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax.

..   Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

..   Some states may not permit contributions to be made to a Qualified Roth
    Contribution Program or may require additional conforming legislation for these rules to become effective.

WITHHOLDING

MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan, Section 403(a) plan, or a
Section 403(b) plan, or eligible Section 457(b) plan of a governmental employer, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

..   paid over your life or the joint life expectancy of you and your
    Beneficiary(ies);

..   paid over a period of 10 years or more;

..   necessary to satisfy the minimum distribution requirements; or

..   hardship distributions

Non-taxable amounts may also be rolled over to a traditional IRA or to a defined contribution plan under Section 401(a) to the extent permitted under the Code.

The requirements discussed below under "Other Tax Withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is directly transferred or directly rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

Effective March 28, 2005, certain mandatory distributions made to Participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial surrenders that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You also may revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

The discussion above provides general information regarding U.S. federal income tax consequences to U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to annuities.

TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.


TAX CREDITS AND BENEFITS

We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Contract Owners since we are the owner of the assets from which the tax benefits are derived.


GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from your Participant's Account value, or from any applicable payment, and pay it directly to the IRS.
VOTING RIGHTS
As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Participant's Account.


MetLife Investors USA will vote all shares of the underlying Funds as directed by you and others who have voting interests in the Funds. MetLife Investors USA will send you, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners and Participants. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.
LEGAL PROCEEDINGS
MetLife Investors USA, like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors USA does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.

ADDITIONAL INFORMATION

You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2006, which provides more detailed information about the Contracts, may also be obtained. The table of contents for the Statement of Additional Information is provided below.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS


                The Insurance Company
                Surrender Charges
                Net Investment Factor
                Annuity Payments
                Underwriters, Distribution of the Contracts
                Calculation of Performance
                Voting Rights
                Safekeeping of Securities
                Servicing Agent
                Experts
                Regulation of MetLife Investors USA
                Additional Federal Tax Considerations
                Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION
PART 1


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus that are subject to a daily Separate Account deduction of 1.35%.

                                                           AUV AT    AUV AT   ACCUM UNITS
                                                          BEGINNING    END        END
                                                          OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION FUND - CLASS O
   01/01/1997    to    12/31/1997                            6.73      7.40    3,353,442
   01/01/1998    to    12/31/1998                            7.40      8.44    4,365,889
   01/01/1999    to    12/31/1999                            8.44     11.95    4,972,727
   01/01/2000    to    12/31/2000                           11.95      8.58    6,111,440
   01/01/2001    to    12/31/2001                            8.58      5.96    7,337,073
   01/01/2002    to    12/31/2002                            5.96      4.34    8,087,639
   01/01/2003    to    12/31/2003                            4.34      6.10    8,038,173
   01/01/2004    to    12/31/2004                            6.10      7.01    7,517,869
   01/01/2005    to    12/31/2005                            7.01      8.09    7,055,726
   01/01/2006    to    12/31/2006                            8.09      9.57    6,743,520
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND - CLASS 2
   05/01/2003    to    12/31/2003                           11.21     16.42       76,632
   01/01/2004    to    12/31/2004                           16.42     19.58      276,227
   01/01/2005    to    12/31/2005                           19.58     24.22      455,056
   01/01/2006    to    12/31/2006                           24.22     29.64      648,230
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND - CLASS 2
   05/01/2003    to    12/31/2003                           93.36    116.56       58,944
   01/01/2004    to    12/31/2004                          116.56    129.36      130,416
   01/01/2005    to    12/31/2005                          129.36    148.30      194,602
   01/01/2006    to    12/31/2006                          148.30    161.27      231,002
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2
   05/01/2003    to    12/31/2003                           72.37     90.71       52,546
   01/01/2004    to    12/31/2004                           90.71     98.77      135,701
   01/01/2005    to    12/31/2005                           98.77    103.14      190,268
   01/01/2006    to    12/31/2006                          103.14    117.23      222,514
-----------------------------------------------------------------------------------------
DWS INTERNATIONAL VIP - CLASS A
(FORMERLY SCUDDER SVS II INTERNATIONAL)
   01/01/1997    to    12/31/1997                            6.62      7.13      653,022
   01/01/1998    to    12/31/1998                            7.13      8.33      914,883
   01/01/1999    to    12/31/1999                            8.33     12.71    1,276,154
   01/01/2000    to    12/31/2000                           12.71      9.81    1,857,179
   01/01/2001    to    12/31/2001                            9.81      6.68    2,466,404
   01/01/2002    to    12/31/2002                            6.68      5.39    2,896,996
   01/01/2003    to    12/31/2003                            5.39      6.79    3,068,497
   01/01/2004    to    12/31/2004                            6.79      7.81    3,014,614
   01/01/2005    to    12/31/2005                            7.81      8.95    3,052,862
   01/01/2006    to    12/31/2006                            8.95     11.12    3,136,467
-----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                               AUV AT    AUV AT   ACCUM UNITS
                                              BEGINNING    END        END
                                              OF PERIOD OF PERIOD  OF PERIOD
   --------------------------------------------------------------------------
   FIDELITY VIP ASSET MANAGER - INITIAL CLASS
      01/01/1997    to    12/31/1997             6.81      8.12    6,838,501
      01/01/1998    to    12/31/1998             8.12      9.21    8,505,603
      01/01/1999    to    12/31/1999             9.21     10.10    9,842,875
      01/01/2000    to    12/31/2000            10.10      9.58   10,471,037
      01/01/2001    to    12/31/2001             9.58      9.06   11,212,634
      01/01/2002    to    12/31/2002             9.06      8.16   11,340,299
      01/01/2003    to    12/31/2003             8.16      9.50   10,931,444
      01/01/2004    to    12/31/2004             9.50      9.88   10,211,365
      01/01/2005    to    12/31/2005             9.88     10.03    3,448,974
      01/01/2006    to    12/31/2006            10.03     10.74    8,387,396
   --------------------------------------------------------------------------
   FIDELITY VIP CONTRAFUND - INITIAL CLASS
      01/01/1997    to    12/31/1997             7.54      9.24    5,895,334
      01/01/1998    to    12/31/1998             9.24     11.85    8,532,096
      01/01/1999    to    12/31/1999            11.85     14.53   11,065,052
      01/01/2000    to    12/31/2000            14.53     13.39   12,973,409
      01/01/2001    to    12/31/2001            13.39     11.59   15,567,610
      01/01/2002    to    12/31/2002            11.59     10.36   16,462,689
      01/01/2003    to    12/31/2003            10.36     13.14   16,460,782
      01/01/2004    to    12/31/2004            13.14     14.97   16,395,321
      01/01/2005    to    12/31/2005            14.97     17.27   16,339,678
      01/01/2006    to    12/31/2006            17.27     19.03   15,855,985
   --------------------------------------------------------------------------
   FIDELITY VIP GROWTH - INITIAL CLASS
      01/01/1997    to    12/31/1997             8.08      9.85    6,614,665
      01/01/1998    to    12/31/1998             9.85     13.55    8,140,376
      01/01/1999    to    12/31/1999            13.55     18.39   10,212,262
      01/01/2000    to    12/31/2000            18.39     16.15   12,289,987
      01/01/2001    to    12/31/2001            16.15     13.12   13,869,929
      01/01/2002    to    12/31/2002            13.12      9.04   14,654,896
      01/01/2003    to    12/31/2003             9.04     11.85   14,704,494
      01/01/2004    to    12/31/2004            11.85     12.09   13,813,796
      01/01/2005    to    12/31/2005            12.09     12.62   12,332,033
      01/01/2006    to    12/31/2006            12.62     13.30   11,074,999
   --------------------------------------------------------------------------
   FIDELITY VIP INDEX 500 - INITIAL CLASS
      01/01/1997    to    12/31/1997             8.54     11.19    3,577,094
      01/01/1998    to    12/31/1998            11.19     14.17    6,150,094
      01/01/1999    to    12/31/1999            14.17     16.85    8,754,667
      01/01/2000    to    12/31/2000            16.85     15.07   10,754,745
      01/01/2001    to    12/31/2001            15.07     13.07   12,576,542
      01/01/2002    to    12/31/2002            13.07     10.03   13,723,297
   --------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    AUV AT    AUV AT   ACCUM UNITS
                                                   BEGINNING    END        END
                                                   OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS (CONTINUED)
   01/01/2003    to    12/31/2003                    10.03     12.70   12,705,145
   01/01/2004    to    12/31/2004                    12.70     13.86   11,071,681
   01/01/2005    to    12/31/2005                    13.86     14.39            0
   01/01/2006    to    12/31/2006                    14.39     16.43            0
----------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS
   01/01/1997    to    12/31/1997                     5.62      5.85      652,200
   01/01/1998    to    12/31/1998                     5.85      6.08    1,150,279
   01/01/1999    to    12/31/1999                     6.08      6.31    2,221,857
   01/01/2000    to    12/31/2000                     6.31      6.62    2,125,892
   01/01/2001    to    12/31/2001                     6.62      6.81    2,605,363
   01/01/2002    to    12/31/2002                     6.81      6.83    2,564,150
   01/01/2003    to    12/31/2003                     6.83      6.80    2,631,705
   01/01/2004    to    12/31/2004                     6.80      6.79    3,326,994
   01/01/2005    to    12/31/2005                     6.79      6.92      109,946
   01/01/2006    to    12/31/2006                     6.92      7.16      131,307
----------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   01/01/1995    to    12/31/1995                     7.42      8.55       64,174
   01/01/1996    to    12/31/1996                     8.55      8.68      139,116
   01/01/1997    to    12/31/1997                     8.68      9.35      215,747
   01/01/1998    to    12/31/1998                     9.35      9.92      516,448
   01/01/1999    to    12/31/1999                     9.92      9.54      657,761
   01/01/2000    to    12/31/2000                     9.54     10.28      671,742
   01/01/2001    to    12/31/2001                    10.28     10.88      994,785
   01/01/2002    to    12/31/2002                    10.88     11.70    1,542,200
   01/01/2003    to    12/31/2003                    11.70     12.00    1,502,954
   01/01/2004    to    11/19/2004                    12.00     12.35    1,429,559
----------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS A
   05/01/2003    to    12/31/2003                    14.82     16.27       36,530
   01/01/2004    to    12/31/2004                    16.27     17.41       88,340
   01/01/2005    to    12/31/2005                    17.41     17.48      152,640
   01/01/2006    to    12/31/2006                    17.48     18.86      219,609
----------------------------------------------------------------------------------
MIST - LORD ABBETT GROWTH AND INCOME - CLASS A
   01/01/1997    to    12/31/1997                    13.77     17.29    2,893,417
   01/01/1998    to    12/31/1998                    17.29     18.79    4,623,935
   01/01/1999    to    12/31/1999                    18.79     20.18    5,808,561
   01/01/2000    to    12/31/2000                    20.18     21.91    6,361,071
   01/01/2001    to    12/31/2001                    21.91     21.61    7,113,661
   01/01/2002    to    12/31/2002                    12.61     17.50    7,530,918
   01/01/2003    to    12/31/2003                    17.50     22.62    7,425,960
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
MIST - LORD ABBETT GROWTH AND INCOME - CLASS A (CONTINUED)
   01/01/2004    to    12/31/2004                            22.62     25.20    7,300,584
   01/01/2005    to    12/31/2005                            25.20     27.13    1,881,625
   01/01/2006    to    12/31/2006                            27.13     31.59    1,682,218
------------------------------------------------------------------------------------------
MIST - MFS RESEARCH INTERNATIONAL - CLASS A
   05/01/2004    to    12/31/2004                             9.81     11.29       45,121
   01/01/2005    to    12/31/2005                            11.29     13.01      142,641
   01/01/2006    to    12/31/2006                            13.01     16.29      395,245
------------------------------------------------------------------------------------------
MIST - MET/AIM SMALL CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                             8.74     11.67       30,334
   01/01/2004    to    12/31/2004                            11.67     12.29       33,497
   01/01/2005    to    12/31/2005                            12.29     13.17       50,996
   01/01/2006    to    12/31/2006                            13.17     14.80       34,662
------------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                             7.86      7.93      369,398
   01/01/2004    to    12/31/2004                             7.93      8.23    3,171,069
   01/01/2005    to    12/31/2005                             8.23      8.32    3,554,555
   01/01/2006    to    12/31/2006                             8.32      8.60    3,609,330
------------------------------------------------------------------------------------------
MIST - RCM GLOBAL TECHNOLOGY - CLASS A
   05/01/2003    to    12/31/2003                             3.33      4.65      138,733
   01/01/2004    to    12/31/2004                             4.65      4.39      160,263
   01/01/2005    to    12/31/2005                             4.39      4.82      156,903
   01/01/2006    to    12/31/2006                             4.82      5.02      186,271
------------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                             8.48     11.52       49,249
   01/01/2004    to    12/31/2004                            11.52     14.41      188,702
   01/01/2005    to    12/31/2005                            14.41     16.46      365,598
   01/01/2006    to    12/31/2006                            16.46     18.42      501,550
------------------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2003    to    12/31/2003                            45.60     46.37       14,126
   01/01/2004    to    12/31/2004                            46.37     47.77       40,781
   01/01/2005    to    12/31/2005                            47.77     48.27       66,938
   01/01/2006    to    12/31/2006                            48.27     49.72       94,525
------------------------------------------------------------------------------------------
MSF - BLACKROCK LARGE CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                             8.26     10.62       19,847
   01/01/2004    to    12/31/2004                            10.62     11.88       50,655
   01/01/2005    to    12/31/2005                            11.88     12.42       73,946
   01/01/2006    to    12/31/2006                            12.42     14.62      148,113
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                      AUV AT    AUV AT   ACCUM UNITS
                                                     BEGINNING    END        END
                                                     OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------
MSF - BLACKROCK LEGACY LARGE CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                      19.63     24.33       8,178
   01/01/2004    to    12/31/2004                      24.33     26.12      11,340
   01/01/2005    to    12/31/2005                      26.12     27.57      15,645
   01/01/2006    to    12/31/2006                      27.57     28.33      18,436
------------------------------------------------------------------------------------
MSF -BLACKROCK STRATEGIC VALUE - CLASS A
   05/01/2003    to    12/31/2003                      10.93     16.11     169,976
   01/01/2004    to    12/31/2004                      16.11     18.33     494,108
   01/01/2005    to    12/31/2005                      18.33     18.84     591,411
   01/01/2006    to    12/31/2006                      18.84     21.69     604,495
------------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A
   05/01/2003    to    12/31/2003                      22.65     28.56      26,885
   01/01/2004    to    12/31/2004                      28.56     31.66      80,404
   01/01/2005    to    12/31/2005                      31.66     34.46     172,753
   01/01/2006    to    12/31/2006                      34.46     38.95     272,790
------------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2003    to    12/31/2003                       8.55     11.41      68,455
   01/01/2004    to    04/30/2004                      11.41     14.98      78,915
------------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
(FORMERLY JANUS MID CAP)
   05/01/2004    to    12/31/2004                      14.98     17.03     128,005
   01/01/2005    to    12/31/2005                      17.03     17.96     170,442
   01/01/2006    to    12/31/2006                      17.96     19.82     213,880
------------------------------------------------------------------------------------
MSF - HARRIS OAKMARK FOCUSED VALUE - CLASS A
   05/01/2003    to    12/31/2003                      24.57     31.46     114,793
   01/01/2004    to    12/31/2004                      31.46     34.12     356,061
   01/01/2005    to    12/31/2005                      34.12     37.02     572,755
   01/01/2006    to    12/31/2006                      37.02     41.08     646,340
------------------------------------------------------------------------------------
MSF - HARRIS OAKMARK LARGE CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                      10.08     12.12     143,540
   01/01/2004    to    12/31/2004                      12.12     13.32     329,589
   01/01/2005    to    12/31/2005                      13.32     12.96     414,847
   01/01/2006    to    12/31/2006                      12.96     15.10     413,600
------------------------------------------------------------------------------------
MSF - LEHMAN BROTHERS AGGREGATE BOND INDEX - CLASS A
   05/01/2003    to    12/31/2003                      12.69     12.76      54,840
   01/01/2004    to    12/31/2004                      12.76     13.10     174,272
   01/01/2005    to    12/31/2005                      13.10     13.19     283,812
   01/01/2006    to    12/31/2006                      13.19     13.55     334,785
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                               AUV AT    AUV AT   ACCUM UNITS
                                              BEGINNING    END        END
                                              OF PERIOD OF PERIOD  OF PERIOD
  ---------------------------------------------------------------------------
  MSF - METLIFE MID CAP STOCK INDEX - CLASS A
     05/01/2003    to    12/31/2003              8.83     11.57      121,376
     01/01/2004    to    12/31/2004             11.57     13.24      339,222
     01/01/2005    to    12/31/2005             13.24     14.67      498,849
     01/01/2006    to    12/31/2006             14.67     15.93      699,124
  ---------------------------------------------------------------------------
  MSF - METLIFE STOCK INDEX - CLASS A
     05/01/2003    to    12/31/2003             29.40     35.70      936,369
     01/01/2004    to    12/31/2004             35.70     38.95    1,140,897
     01/01/2005    to    12/31/2005             38.95     40.22    1,265,214
     01/01/2006    to    12/31/2006             40.22     45.82    1,259,590
  ---------------------------------------------------------------------------
  MSF - MFS TOTAL RETURN - CLASS A
     05/01/2003    to    12/31/2003             34.33     38.75       19,447
     01/01/2004    to    12/31/2004             38.75     42.53       92,767
     01/01/2005    to    12/31/2005             42.53     43.27      174,181
     01/01/2006    to    12/31/2006             43.27     47.90      202,242
  ---------------------------------------------------------------------------
  MSF - MORGAN STANLEY EAFE INDEX - CLASS A
     05/01/2003    to    12/31/2003              7.18      9.67      109,137
     01/01/2004    to    12/31/2004              9.67     11.42      344,405
     01/01/2005    to    12/31/2005             11.42     12.76      619,087
     01/01/2006    to    12/31/2006             12.76     15.83      877,870
  ---------------------------------------------------------------------------
  MSF - RUSSELL 2000 INDEX - CLASS A
     05/01/2003    to    12/31/2003              9.81     13.61      112,861
     01/01/2004    to    12/31/2004             13.61     15.82      320,592
     01/01/2005    to    12/31/2005             15.82     16.31      384,939
     01/01/2006    to    12/31/2006             16.31     18.98      385,268
  ---------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION
PART 2


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus that are subject to a daily Separate Account deduction of 1.25%.

                                                           AUV AT    AUV AT   ACCUM UNITS
                                                          BEGINNING    END        END
                                                          OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION FUND - CLASS O
   01/01/2002    to    12/31/2002                            5.96      4.34     235,711
   01/01/2003    to    12/31/2003                            4.34      6.10     249,407
   01/01/2004    to    12/31/2004                            6.10      7.03     259,192
   01/01/2005    to    12/31/2005                            7.03      8.11     251,411
   01/01/2006    to    12/31/2006                            8.11      9.61     245,090
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND - CLASS 2
   05/01/2003    to    12/31/2003                           10.89     16.51       1,091
   01/01/2004    to    12/31/2004                           16.51     19.71       2,386
   01/01/2005    to    12/31/2005                           19.71     24.41       9,692
   01/01/2006    to    12/31/2006                           24.41     29.90       9,118
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND - CLASS 2
   05/01/2003    to    12/31/2003                           88.00    118.90         379
   01/01/2004    to    12/31/2004                          118.90    132.10       1,006
   01/01/2005    to    12/31/2005                          132.10    151.58       1,410
   01/01/2006    to    12/31/2006                          151.58    165.00       1,695
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2
   05/01/2003    to    12/31/2003                           70.75     92.53         558
   01/01/2004    to    12/31/2004                           92.53    100.86       1,023
   01/01/2005    to    12/31/2005                          100.86    105.42       1,732
   01/01/2006    to    12/31/2006                          105.42    119.94       1,812
-----------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER - INITIAL CLASS
   01/01/2002    to    12/31/2002                            9.06      8.16     139,921
   01/01/2003    to    12/31/2003                            8.16      9.51     151,482
   01/01/2004    to    12/31/2004                            9.51      9.90     158,905
   01/01/2005    to    12/31/2005                            9.90     10.17     146,460
   01/01/2006    to    12/31/2006                           10.17     10.78     133,906
-----------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND - INITIAL CLASS
   01/01/2002    to    12/31/2002                           11.59     10.37     229,827
   01/01/2003    to    12/31/2003                           10.37     13.15     249,998
   01/01/2004    to    12/31/2004                           13.15     15.00     255,642
   01/01/2005    to    12/31/2005                           15.00     17.32     268,680
   01/01/2006    to    12/31/2006                           17.32     19.11     269,007
-----------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS
   01/01/2002    to    12/31/2002                           13.12      9.05     234,800
   01/01/2003    to    12/31/2003                            9.05     11.87     259,417
   01/01/2004    to    12/31/2004                           11.87     12.12     247,756
   01/01/2005    to    12/31/2005                           12.12     12.66     237,352
   01/01/2006    to    12/31/2006                           12.66     13.36     233,148
-----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 AUV AT    AUV AT   ACCUM UNITS
                                                BEGINNING    END        END
                                                OF PERIOD OF PERIOD  OF PERIOD
 ------------------------------------------------------------------------------
 FIDELITY VIP INDEX 500 - INITIAL CLASS
    01/01/2002    to    12/31/2002                13.07     10.03     261,190
    01/01/2003    to    12/31/2003                10.03     12.72     261,115
    01/01/2004    to    12/31/2004                12.72     13.89     236,274
    01/01/2005    to    12/31/2005                13.89     14.38     201,167
    01/01/2006    to    12/31/2006                14.38     16.44     172,591
 ------------------------------------------------------------------------------
 FIDELITY VIP MONEY MARKET - INITIAL CLASS
    01/01/2002    to    12/31/2002                 6.81      6.83      76,419
    01/01/2003    to    12/31/2003                 6.83      6.81      86,054
    01/01/2004    to    12/31/2004                 6.81      6.81     113,288
    01/01/2005    to    12/31/2005                 6.81      6.93     132,557
    01/01/2006    to    12/31/2006                 6.93      7.18     150,587
 ------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS - INITIAL CLASS
    01/01/1997    to    12/31/1997                 6.86      7.56      35,006
    01/01/1998    to    12/31/1998                 7.56      8.41      48,352
    01/01/1999    to    12/31/1999                 8.41     11.83      61,753
    01/01/2000    to    12/31/2000                11.83      9.45      76,224
    01/01/2001    to    12/31/2001                 9.45      7.35      87,408
    01/01/2002    to    12/31/2002                 7.35      5.78     100,377
    01/01/2003    to    12/31/2003                 5.78      8.18     116,589
    01/01/2004    to    12/31/2004                 8.18      9.18     135,991
    01/01/2005    to    12/31/2005                 9.18     10.79     143,552
    01/01/2006    to    12/31/2006                10.79     12.59     146,283
 ------------------------------------------------------------------------------
 MIST - J.P. MORGAN QUALITY BOND - CLASS A
    01/01/2002    to    12/31/2002                10.88     11.70      36,710
    01/01/2003    to    12/31/2003                11.70     12.02      31,808
    01/01/2004    to    11/19/2004                12.02     12.38      28,764
 ------------------------------------------------------------------------------
 MIST - LORD ABBETT BOND DEBENTURE - CLASS A
    05/01/2003    to    12/31/2003                13.89     16.40         224
    01/01/2004    to    12/31/2004                16.40     17.56         763
    01/01/2005    to    12/31/2005                17.56     17.65       3,592
    01/01/2006    to    12/31/2006                17.65     19.07       8,493
 ------------------------------------------------------------------------------
 MIST - LORD ABBETT GROWTH AND INCOME - CLASS A
    01/01/2002    to    12/31/2002                21.61     17.50     179,672
    01/01/2003    to    12/31/2003                17.50     22.65     184,708
    01/01/2004    to    12/31/2004                22.65     25.26     194,533
    01/01/2005    to    12/31/2005                25.26     25.86     191,536
    01/01/2006    to    12/31/2006                25.86     30.14     192,777
 ------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                   AUV AT    AUV AT   ACCUM UNITS
                                                  BEGINNING    END        END
                                                  OF PERIOD OF PERIOD  OF PERIOD
---------------------------------------------------------------------------------
MIST - MET/AIM SMALL CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                    8.52     11.70      1,234
   01/01/2004    to    12/31/2004                   11.70     12.33      1,047
   01/01/2005    to    12/31/2005                   12.33     13.23      1,547
   01/01/2006    to    12/31/2006                   13.23     14.88      1,663
---------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                   11.45     11.82        830
   01/01/2004    to    12/31/2004                   11.82     12.29     31,340
   01/01/2005    to    12/31/2005                   12.29     12.43     45,160
   01/01/2006    to    12/31/2006                   12.43     12.87     56,187
---------------------------------------------------------------------------------
MIST - RCM GLOBAL TECHNOLOGY - CLASS A
   05/01/2003    to    12/31/2003                    2.99      4.66         31
   01/01/2004    to    12/31/2004                    4.66      4.40        801
   01/01/2005    to    12/31/2005                    4.40      4.84      1,495
   01/01/2006    to    12/31/2006                    4.84      5.05      1,906
---------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                    8.25     11.54        861
   01/01/2004    to    12/31/2004                   11.54     14.45      5,614
   01/01/2005    to    12/31/2005                   14.45     16.52      5,643
   01/01/2006    to    12/31/2006                   16.52     18.50      6,559
---------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2003    to    12/31/2003                   45.27     47.32         40
   01/01/2004    to    12/31/2004                   47.32     48.80        392
   01/01/2005    to    12/31/2005                   48.80     49.36      1,470
   01/01/2006    to    12/31/2006                   49.36     50.90      1,851
---------------------------------------------------------------------------------
MSF - BLACKROCK LARGE CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                    7.94     10.64        134
   01/01/2004    to    12/31/2004                   10.64     11.91        469
   01/01/2005    to    12/31/2005                   11.91     12.47      3,266
   01/01/2006    to    12/31/2006                   12.47     14.69      6,207
---------------------------------------------------------------------------------
MSF - BLACKROCK LEGACY LARGE CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                   18.40     24.55        228
   01/01/2004    to    12/31/2004                   24.55     26.38        242
   01/01/2005    to    12/31/2005                   26.38     27.88        381
   01/01/2006    to    12/31/2006                   27.88     28.67        472
---------------------------------------------------------------------------------
MSF - BLACKROCK STRATEGIC VALUE - CLASS A
   05/01/2003    to    12/31/2003                   10.90     16.16        165
   01/01/2004    to    12/31/2004                   16.16     18.41      2,727
   01/01/2005    to    12/31/2005                   18.41     18.94      5,286
   01/01/2006    to    12/31/2006                   18.94     21.83      6,817
---------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                      AUV AT    AUV AT   ACCUM UNITS
                                                     BEGINNING    END        END
                                                     OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A
   05/01/2003    to    12/31/2003                      22.30     28.82         23
   01/01/2004    to    12/31/2004                      28.82     31.99        603
   01/01/2005    to    12/31/2005                      31.99     34.84      2,334
   01/01/2006    to    12/31/2006                      34.84     39.43      4,098
------------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2003    to    12/31/2003                       8.12     11.43      2,097
   01/01/2004    to    04/30/2004                      11.43     11.22      2,961
------------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
(FORMERLY JANUS MID CAP)
   05/01/2004    to    12/31/2004                      11.22     11.33      1,739
   01/01/2005    to    12/31/2005                      11.33     18.12      2,741
   01/01/2006    to    12/31/2006                      18.12     20.02      2,921
------------------------------------------------------------------------------------
MSF - HARRIS OAKMARK FOCUSED VALUE - CLASS A
   05/01/2003    to    12/31/2003                      24.27     31.80        417
   01/01/2004    to    12/31/2004                      31.80     34.52      2,645
   01/01/2005    to    12/31/2005                      34.52     37.50      3,962
   01/01/2006    to    12/31/2006                      37.50     41.64      4,780
------------------------------------------------------------------------------------
MSF - HARRIS OAKMARK LARGE CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                       9.83     12.18        817
   01/01/2004    to    12/31/2004                      12.18     13.40      3,479
   01/01/2005    to    12/31/2005                      13.40     13.05      4,665
   01/01/2006    to    12/31/2006                      13.05     15.23      6,328
------------------------------------------------------------------------------------
MSF - LEHMAN BROTHERS AGGREGATE BOND INDEX - CLASS A
   05/01/2003    to    12/31/2003                      12.53     12.82        190
   01/01/2004    to    12/31/2004                      12.82     13.18        774
   01/01/2005    to    12/31/2005                      13.18     13.29      2,973
   01/01/2006    to    12/31/2006                      13.29     13.66      4,638
------------------------------------------------------------------------------------
MSF - METLIFE MID CAP STOCK INDEX - CLASS A
   05/01/2003    to    12/31/2003                       8.71     11.61      6,703
   01/01/2004    to    12/31/2004                      11.61     13.30     24,560
   01/01/2005    to    12/31/2005                      13.30     14.75     32,407
   01/01/2006    to    12/31/2006                      14.75     16.04     38,302
------------------------------------------------------------------------------------
MSF - METLIFE STOCK INDEX - CLASS A
   05/01/2003    to    12/31/2003                      28.58     36.18      3,190
   01/01/2004    to    12/31/2004                      36.18     39.49      8,298
   01/01/2005    to    12/31/2005                      39.49     40.81     12,176
   01/01/2006    to    12/31/2006                      40.81     46.54     17,301
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 AUV AT    AUV AT   ACCUM UNITS
                                                BEGINNING    END        END
                                                OF PERIOD OF PERIOD  OF PERIOD
 ------------------------------------------------------------------------------
 MSF - MFS TOTAL RETURN - CLASS A
    05/01/2003    to    12/31/2003                34.10     39.40        185
    01/01/2004    to    12/31/2004                39.40     43.29        565
    01/01/2005    to    12/31/2005                43.29     44.08      1,230
    01/01/2006    to    12/31/2006                44.08     48.85      2,191
 ------------------------------------------------------------------------------
 MSF - MORGAN STANLEY EAFE INDEX - CLASS A
    05/01/2003    to    12/31/2003                 7.15      9.72        402
    01/01/2004    to    12/31/2004                 9.72     11.49      2,285
    01/01/2005    to    12/31/2005                11.49     12.85     12,106
    01/01/2006    to    12/31/2006                12.85     15.96     20,485
 ------------------------------------------------------------------------------
 MSF - RUSSELL 2000 INDEX - CLASS A
    05/01/2003    to    12/31/2003                 9.49     13.68      5,728
    01/01/2004    to    12/31/2004                13.68     15.91      8,102
    01/01/2005    to    12/31/2005                15.91     16.43      6,070
    01/01/2006    to    12/31/2006                16.43     19.14      9,284
 ------------------------------------------------------------------------------
 MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
    05/01/2004    to    12/31/2004                12.82     13.53          0
    01/01/2005    to    12/31/2005                13.53     14.84          0
    01/01/2006    to    12/31/2006                14.84     15.22          0
 ------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each Fund available under the Contract. The Fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the contract. Capital Research and Management Company is the investment adviser to each fund. The following Class 2 funds are available under the Contract:

Global Small Capitalization Fund
 Investment Objective: Seeks capital appreciation through stocks.

Growth Fund
 Investment Objective: Seeks capital appreciation through stocks.

Growth-Income Fund
 Investment Objective: Seeks both capital appreciation and income.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)


Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, four of which are offered under the contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

VIP Contrafund(R) Portfolio
 Investment Objective: Seeks long-term capital appreciation.

VIP Growth Portfolio
 Investment Objective: Seeks to achieve capital appreciation.

VIP Money Market Portfolio
 Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

VIP Overseas Portfolio*
 Investment Objective: Seeks long-term growth of capital.

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

Lord Abbett Bond Debenture Portfolio
 Subadviser: Lord, Abbett & Co. LLC

 Investment Objective: Seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.


Lord Abbett Growth and Income Portfolio
 Subadviser: Lord, Abbett & Co. LLC

 Investment Objective: Seeks long-term growth of capital and income without excessive fluctuations in the market value.

MFS(R) Research International Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks capital appreciation.

Met/AIM Small Cap Growth Portfolio
 Subadviser: A I M Capital Management, Inc.
 Investment Objective: Seeks long-term growth of capital.

PIMCO Total Return Portfolio
 Subadviser: Pacific Investment Management Company LLC
 Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.


RCM Technology Portfolio

 Subadviser: RCM Capital Management LLC
 Investment Objective: Seeks capital appreciation; no consideration is given to income.

Third Avenue Small Cap Value Portfolio
 Subadviser: Third Avenue Management LLC
 Investment Objective: Seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC. (CLASS A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment adviser for all of the portfolios. MetLife Advisers is an affiliate of MetLife Investors USA, MetLife Advisers has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

BlackRock Bond Income Portfolio

 Subadviser: BlackRock Advisors, LLC

 Investment Objective: Seeks competitive total return primarily from investing in fixed-income securities.

BlackRock Large Cap Value Portfolio

 Subadviser: BlackRock Advisors, LLC

 Investment Objective: Seeks long-term growth of capital.

BlackRock Legacy Large Cap Growth Portfolio

 Subadviser: BlackRock Advisors, LLC

 Investment Objective: Seeks long-term growth of capital.

BlackRock Strategic Value Portfolio

 Subadviser: BlackRock Advisors, LLC

 Investment Objective: Seeks high total return, consisting principally of capital appreciation.

Davis Venture Value Portfolio
 Subadviser: Davis Selected Advisers, L.P.
 Investment Objective: Seeks growth of capital.

FI Mid Cap Opportunities Portfolio
 Subadviser: Fidelity Management & Research Company
 Investment Objective: Seeks long-term growth of capital.

Harris Oakmark Focused Value Portfolio
 Subadviser: Harris Associates L.P.
 Investment Objective: Seeks long-term capital appreciation.

Harris Oakmark Large Cap Value Portfolio
 Subadviser: Harris Associates L.P.
 Investment Objective: Seeks long-term capital appreciation.

Lehman Brothers(R) Aggregate Bond Index Portfolio

 Subadviser: MetLife Investment Advisors Company, LLC/**/

 Investment Objective: Seeks to equal the performance of the Lehman Brothers
   Aggregate Bond Index.

MetLife Mid Cap Stock Index Portfolio

 Subadviser: MetLife Investment Advisors Company, LLC/** /

 Investment Objective: Seeks to equal the performance of the Standard & Poor's
   Mid Cap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

MetLife Stock Index Portfolio

 Subadviser: MetLife Investment Advisors Company, LLC/** /

 Investment Objective: Seeks to equal the performance of the Standard & Poor's
   500 Composite Stock Price Index ("S&P 500 Index").

MFS(R) Total Return Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks a favorable total return through investment in a diversified portfolio.

Morgan Stanley EAFE(R) Index Portfolio

 Subadviser: MetLife Investment Advisors Company, LLC/** /

 Investment Objective: Seeks to equal the performance of the MSCI EAFE Index.

Russell 2000(R) Index Portfolio

 Subadviser: MetLife Investment Advisors Company, LLC/** /

 Investment Objective: Seeks to equal the return of the Russell 2000 Index.

T. Rowe Price Small Cap Growth Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term capital growth.

T. ROWE PRICE GROWTH STOCK FUND, INC.*

 The T. Rowe Price Growth Stock Fund, Inc. is a mutual fund. T. Rowe Price
   Associates is the investment manager for the fund.

 Investment Objective: Seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

* At this time, Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund, Inc. are not available for use with contracts purchased in connection with 403(b) plans.

** Prior to April 30, 2007, Metropolitan Life Insurance Company was the subadviser to this Portfolio.

                      STATEMENT OF ADDITIONAL INFORMATION

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

          GROUP FLEXIBLE PAYMENT FIXED AND VARIABLE ANNUITY CONTRACTS

                    METLIFE INVESTORS USA INSURANCE COMPANY


                                APRIL 30, 2007

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. A COPY OF THE PROSPECTUS, DATED APRIL 30, 2007, MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO METLIFE INVESTORS USA INSURANCE COMPANY, P.O. BOX 46539 DENVER, CO 80201-6539 OR BY TELEPHONING (800) 343-8496.



SAI-USAFLEXBONUS 07

                 TABLE OF CONTENTS                       PAGE

                 THE INSURANCE COMPANY..................... 3

                 SURRENDER CHARGES......................... 3

                 NET INVESTMENT FACTOR..................... 3

                 ANNUITY PAYMENTS.......................... 3

                 UNDERWRITERS, DISTRIBUTION OF THE CONTRACT 4

                 CALCULATION OF PERFORMANCE................ 5

                 VOTING RIGHTS............................. 5

                 SAFEKEEPING OF SECURITIES................. 6

                 SERVICING AGENT........................... 6

                 EXPERTS................................... 6

                 REGULATION OF METLIFE INVESTORS USA....... 6

                 ADDITIONAL FEDERAL TAX CONSIDERATIONS..... 7

                 FINANCIAL STATEMENTS...................... 7

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. (MetLife), a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

SURRENDER CHARGES

Subject to the individual's retirement plan requirements, all or a portion of the Participant's account may be surrendered at any time prior to the annuity date. Unless a certificate has been in effect for more than nine full calendar years after the Certificate Date, a surrender charge (contingent deferred sales charge) will be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. No surrender charge will be applied for that part of the first surrender from the Separate Account in a calendar year that does not exceed 10% of the value of the Participant's Account. The surrender charge amounts to 7% for surrenders attributable to purchase payments received within 60 months prior to the date of the surrender. In no event will the sum of these surrender charges and the distribution expense charge exceed 9% of the purchase payments.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

BASIS OF VARIABLE BENEFITS

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

             YEAR OF BIRTH              AGE ADJUSTMENT
             BEFORE 1945                ACTUAL AGE
             1946 - 1965                Age Minus 1 Year
             1966 - 1985                Age Minus 2 Years
             1986 - 2005                Age Minus 3 Years

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR FIRST YEAR

The Separate Account value used to establish the monthly variable annuity payment for the first year consists of the value of accumulation units of each Series of the Separate Account credited to a Participant on the last valuation date of the second calendar week before the annuity date. The

Contract contains tables showing monthly payment factors and annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to MetLife Investors USA's General Account and level monthly annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account accumulation units in more than one Series, the total monthly annuity payment for the first year is the sum of the monthly annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of annuity units for each Separate Account Series is also established for the annuitant by dividing the first year monthly payment from that series by the Separate Account annuity unit values for the series on the last valuation date of the second calendar week before the first annuity payment is due. The number of annuity units remains fixed during the annuity period unless annuity units are converted to or from another series.

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR SECOND AND SUBSEQUENT YEARS

As of each anniversary of the annuity date, MetLife Investors USA will determine the amount of the monthly variable annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the annuitant has annuity units, with the total annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of annuity units for that Series by the annuity unit value for that Series for the valuation period in which the first payment for the year is due. It will be MetLife Investor USA's practice to mail variable annuity payments no later than seven days after the last day of the valuation period upon which they are based or the monthly anniversary thereof.

The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the assumed investment return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

ANNUITY UNIT VALUE

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

Information about the distribution of the Contracts is contained in the prospectus. (See "Principal Underwriter.") Additional information is provided below.

The Contracts are not currently offered for sale. However, new Participants may be added under existing Contracts and, where applicable, we will continue to issue Certificates to new Participants.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, California 92614. In December 2004 MetLife Investors Distribution Company, a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to the Contracts and all other contracts issued from the Separate Account in the following amounts during the periods indicated:


                                               Aggregate
                                               Amount of
                                              Commissions
                                 Aggregate    Retained by
                                 Amount of    Distributor
                                Commissions  After Payments
                                  Paid to      to Selling
                    Fiscal Year Distributor      Firms
                    ---------------------------------------
                       2004     $183,550,302       $0
                       2005     $176,095,864       $0
                       2006     $285,683,129       $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the Contracts.

CALCULATION OF PERFORMANCE

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

   P(1+T)/(n)/ = ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, Participants have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, Participants are entitled to give us instructions for the number of shares which are deemed attributable to his or her Participant's Account.

MetLife Investors USA will vote all shares of the underlying Funds as directed by the Participant and others who have voting interests in the Funds. MetLife Investors USA will send, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote of the shares in proportion to the instructions. If MetLife Investors USA does not receive a Participant's voting instructions, it will vote his or her interest in the same proportion as represented by the votes it receives from the other Owners and Participants. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 30 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which a Participant is entitled to vote is calculated by dividing the portion of his or her Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

Administrative services agreements have been entered into between MetLife Investors USA and each of MetLife Group, Inc. and Metropolitan Life Insurance Company under which the latter have agreed to perform certain of the personnel and administrative services relating to the Contracts and for the Separate Account. MetLife Investors USA has paid fees to MetLife Group and Metropolitan Life Insurance Company for these services.

EXPERTS


The financial statements of the sub-accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.



The financial statements of MetLife Investors USA Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by accounting guidance adopted on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.


REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 2000. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

ADDITIONAL FEDERAL TAX CONSIDERATIONS

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, the separate accounts investing in the Fund may fail the diversification requirements of
Section 817(h) of the Internal Revenue Code, which could have adverse tax consequences for variable policy and contract owners, including losing the benefit of tax deferral.


FINANCIAL STATEMENTS

The financial statements of MetLife Investors USA contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

METLIFE INVESTORS USA
INSURANCE COMPANY

Financial Statements
For the Years Ended
December 31, 2006, 2005 and 2004
and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by accounting guidance which the Company adopted on January 1, 2004.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 10, 2007

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                                 BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                  2006      2005
                                                                -------   -------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $4,056 and $4,377,
     respectively)............................................  $ 4,077   $ 4,419
  Equity securities available-for-sale, at estimated fair
     value (cost: $19 and $0, respectively)...................       19        --
  Mortgage loans on real estate...............................      478       449
  Policy loans................................................       37        35
  Other limited partnership interests.........................       33         4
  Short-term investments......................................      355       283
  Other invested assets.......................................       16        28
                                                                -------   -------
     Total investments........................................    5,015     5,218
Cash and cash equivalents.....................................       38        50
Accrued investment income.....................................       55        53
Premiums and other receivables................................    2,005     1,709
Deferred policy acquisition costs.............................    1,515     1,206
Current income tax recoverable................................      120        47
Other assets..................................................      583       287
Separate account assets.......................................   18,616    13,286
                                                                -------   -------
     Total assets.............................................  $27,947   $21,856
                                                                =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $   259   $   267
  Policyholder account balances...............................    4,958     4,854
  Other policyholder funds....................................    1,221     1,006
  Long-term debt -- affiliated................................      435       435
  Deferred income tax liabilities.............................      275       158
  Payables for collateral under securities loaned and other
     transactions.............................................      901       987
  Other liabilities...........................................      161       169
  Separate account liabilities................................   18,616    13,286
                                                                -------   -------
     Total liabilities........................................   26,826    21,162
                                                                -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

STOCKHOLDER'S EQUITY:
Preferred stock, par value $1.00 per share; 200,000 shares
  authorized, issued and outstanding..........................       --        --
Common stock, par value $200.00 per share; 15,000 shares
  authorized; 11,000 shares issued and outstanding............        2         2
Additional paid-in capital....................................      710       398
Retained earnings.............................................      410       338
Accumulated other comprehensive income (loss).................       (1)      (44)
                                                                -------   -------
     Total stockholder's equity...............................    1,121       694
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $27,947   $21,856
                                                                =======   =======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                               2006   2005   2004
                                                               ----   ----   ----


REVENUES
Premiums.....................................................  $ 89   $ 59   $  9
Universal life and investment-type product policy fees.......   386    420    159
Net investment income........................................   242    221    207
Other revenues...............................................   102     76     26
Net investment gains (losses)................................   (37)   (10)    (9)
                                                               ----   ----   ----
  Total revenues.............................................   782    766    392
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................    84     47     18
Interest credited to policyholder account balances...........   235    216    153
Other expenses...............................................   382    298    179
                                                               ----   ----   ----
  Total expenses.............................................   701    561    350
                                                               ----   ----   ----
Income before provision for income tax.......................    81    205     42
Provision for income tax.....................................     9     57     17
                                                               ----   ----   ----
Income before cumulative effect of a change in accounting,
  net of income tax..........................................    72    148     25
Cumulative effect of a change in accounting, net of income
  tax........................................................    --     --      2
                                                               ----   ----   ----
Net income...................................................  $ 72   $148   $ 27
                                                               ====   ====   ====




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                                                    ACCUMULATED
                                                           ADDITIONAL                  OTHER
                                      PREFERRED   COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                        STOCK      STOCK     CAPITAL    EARNINGS   INCOME (LOSS)    TOTAL
                                      ---------   ------   ----------   --------   -------------   ------


Balance at January 1, 2004..........     $--        $2        $ 98        $163          $ 39       $  302
Capital contribution from MetLife
  Investors Group, Inc. ............                           300                                    300
Comprehensive income (loss):
  Net income........................                                        27                         27
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax................                                                      (2)          (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                                      (1)          (1)
                                                                                                   ------
     Other comprehensive income
       (loss).......................                                                                   (3)
                                                                                                   ------
  Comprehensive income (loss).......                                                                   24
                                         ---        --        ----        ----          ----       ------
Balance at December 31, 2004........      --         2         398         190            36          626
Comprehensive income (loss):
  Net income........................                                       148                        148
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax................                                                       1            1
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                                     (81)         (81)
                                                                                                   ------
     Other comprehensive income
       (loss).......................                                                                  (80)
                                                                                                   ------
  Comprehensive income (loss).......                                                                   68
                                         ---        --        ----        ----          ----       ------
Balance at December 31, 2005........      --         2         398         338           (44)         694
Contribution of intangible assets
  from MetLife, Inc., net of income
  tax...............................                           162                                    162
Capital contribution from MetLife
  Insurance Company of Connecticut..                           150                                    150
Comprehensive income (loss):
  Net income........................                                        72                         72
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax................                                                       1            1
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                                      42           42
                                                                                                   ------
     Other comprehensive income
       (loss).......................                                                                   43
                                                                                                   ------
  Comprehensive income (loss).......                                                                  115
                                         ---        --        ----        ----          ----       ------
Balance at December 31, 2006........     $--        $2        $710        $410          $ (1)      $1,121
                                         ===        ==        ====        ====          ====       ======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                             2006      2005      2004
                                                           -------   -------   -------


CASH FLOWS FROM OPERATING ACTIVITIES
Net income...............................................  $    72   $   148   $    27
Adjustments to reconcile net income to net cash used in
  operating activities:
  Depreciation and amortization expenses.................        4        --        --
  Amortization of premiums and accretion of discounts
     associated with investments, net....................        6        15        21
  Losses from sales of investments, net..................       37        10         9
  Interest credited to policyholder account balances.....      235       216       153
  Universal life and investment-type product policy
     fees................................................     (386)     (420)     (159)
  Change in accrued investment income....................       (2)      (13)       --
  Change in premiums and other receivables...............     (360)     (549)   (1,108)
  Change in deferred policy acquisition costs, net.......     (300)     (132)     (165)
  Change in insurance-related liabilities................      305       133        17
  Change in income tax recoverable.......................       17       243       (29)
  Change in other assets.................................      193        81       140
  Change in other liabilities............................       (7)       96      (106)
                                                           -------   -------   -------
Net cash used in operating activities....................     (186)     (172)   (1,200)
                                                           -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities...........................    2,213     1,943     1,521
     Equity securities...................................       --        --         2
     Mortgage loans on real estate.......................      111        24        72
  Purchases of:
     Fixed maturity securities...........................   (1,936)   (2,685)   (1,482)
     Mortgage loans on real estate.......................     (141)      (20)      (42)
     Other limited partnership interests.................      (29)       --        --
  Net change in short-term investments...................      (71)     (153)        7
  Net change in other invested assets....................       (3)      (19)        1
                                                           -------   -------   -------
Net cash provided by (used in) investing activities......      144      (910)       79
                                                           -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits............................................    5,983     3,789     4,541
     Withdrawals.........................................   (6,017)   (3,398)   (3,898)
  Net change in payables for collateral under securities
     loaned and other transactions.......................      (86)      197       122
  Long-term debt issued..................................       --       400        --
  Capital contribution from MetLife Investors Group,
     Inc. ...............................................       --        --       300
  Capital contribution from MetLife Insurance Company of
     Connecticut.........................................      150        --        --
                                                           -------   -------   -------
Net cash provided by financing activities................       30       988     1,065
                                                           -------   -------   -------
Change in cash and cash equivalents......................      (12)      (94)      (56)
Cash and cash equivalents, beginning of year.............       50       144       200
                                                           -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR...................  $    38   $    50   $   144
                                                           =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the period for:
     Interest............................................  $    31   $    18   $     2
                                                           =======   =======   =======
     Income tax..........................................  $    (9)  $  (186)  $    45
                                                           =======   =======   =======
  Non-cash transactions during the period:
     Contribution of intangible assets from MetLife,
       Inc., net of income tax (see Note 5)..............  $   162   $    --   $    --
                                                           =======   =======   =======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                          NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). Effective October 1, 2006, the Company was transferred from MetLife Investors Group, Inc. ("MLIG") to MICC. Prior to October 1, 2006, the Company was a wholly-owned subsidiary of MLIG. The Company markets, administers and insures a broad range of term life and universal life insurance policies and variable and fixed annuity contracts.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand alone entity.

  BASIS OF PRESENTATION

     The Company uses the equity method of accounting for other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:



  i.  the fair value of investments in the absence of quoted market values;
 ii.  investment impairments;
iii.  the fair value of and accounting for derivatives;
 iv. the capitalization and amortization of deferred policy acquisition costs ("DAC");
  v.  the liability for future policyholder benefits;
 vi.  accounting for reinsurance transactions; and
vii.  the liability for litigation and regulatory matters.


     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity securities and mortgage loans on real estate. The accounting policies related to each of the Company's investments are as follows:

     Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

     Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

     The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2); (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

     Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and accretion of discounts is recorded using the effective yield method. Interest income, amortization of premiums and accretion of discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that based upon current information and events the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

     Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

     Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in limited partnership interests in which it has more than a minor equity interest, has more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

     Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

     Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments and the determination of fair values.

     The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, the determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

     Additionally, when the Company enters into certain other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and futures to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses) or in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation, and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income
(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software and accumulated amortization of capitalized software was $34 million and $3 million, respectively, at December 31, 2006. There was no cost basis or related accumulated amortization at December 31, 2005. Related amortization expense was $3 million for the year ended December 31, 2006. There was no amortization expense for the years ended December 31, 2005 and 2004.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited.

     The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 5% to 7%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 9%.

     The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The Company issues GMWBs directly and assumes risk relating to GMWBs issued by an affiliate through a financing

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


       agreement. The risk associated with GMWBs written and assumed is ceded to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMAB is ceded to an affiliate through a reinsurance agreement.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 9%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Prior to the Company's transfer to MICC, the Company joined MetLife's includable affiliates in filing a federal income tax return. Effective October 11, 2006, the Company joined MICC's includable affiliates in filing a federal income tax return.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:



  (i) future taxable income exclusive of reversing temporary differences and carryforwards;
 (ii)  future reversals of existing taxable temporary differences;
(iii)  taxable income in prior carryback years; and
 (iv)  tax planning strategies.


     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 8) or when estimates used in determining valuation allowances on deferred tax assets

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts as universal life and investment-type product policy fees, primarily including policy administration fees and investment management fees.

  Foreign Currency

     The Company participates in reinsurance transactions with a foreign company. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. Translation adjustments and gains and losses from foreign currency transactions were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular annual periods.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:



  (i.) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
 (ii.) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii.) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
 (iv.) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.


     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  Other Pronouncements

     Effective November 15, 2006, the Company adopted Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1") as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"). SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology related to various guaranteed minimum death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $2 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including unearned revenue liability under certain variable annuity and life contracts and income tax.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


prospectively with the exception of: (i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company does not expect that the implementation of the pronouncement will have a material impact on the liability for unrecognized tax benefits or the January 1, 2007 balance of retained earnings.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 is not expected to have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)


U.S. corporate securities................    $1,775     $29    $24     $1,780      43.7%
Residential mortgage-backed securities...       857       7      3        861      21.1
Foreign corporate securities.............       430      14      4        440      10.8
U.S. Treasury/agency securities..........       349       1      3        347       8.5
Commercial mortgage-backed securities....       375       2      5        372       9.1
Asset-backed securities..................       201       1      1        201       4.9
Foreign government securities............        66       7     --         73       1.8
State and political subdivision
  securities.............................         3      --     --          3       0.1
                                             ------     ---    ---     ------     -----
  Total fixed maturity securities........    $4,056     $61    $40     $4,077     100.0%
                                             ======     ===    ===     ======     =====
Non-redeemable preferred stock...........    $   19     $--    $--     $   19     100.0%
                                             ------     ---    ---     ------     -----
  Total equity securities................    $   19     $--    $--     $   19     100.0%
                                             ======     ===    ===     ======     =====





                                                         DECEMBER 31, 2005
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)


U.S. corporate securities................    $1,585     $48    $20     $1,613      36.5%
Residential mortgage-backed securities...     1,094       3     10      1,087      24.6
Foreign corporate securities.............       410      20      4        426       9.6
U.S. Treasury/agency securities..........       295       4     --        299       6.8
Commercial mortgage-backed securities....       612       2      7        607      13.7
Asset-backed securities..................       305       1      2        304       6.9
Foreign government securities............        75       8      1         82       1.9
State and political subdivision
  securities.............................         1      --     --          1        --
                                             ------     ---    ---     ------     -----
  Total fixed maturity securities........    $4,377     $86    $44     $4,419     100.0%
                                             ======     ===    ===     ======     =====



     The Company held foreign currency derivatives with notional amounts of $23 million and $26 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $180 million and $207 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain of $8 million at both December 31, 2006 and 2005.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2006                     2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)


Due in one year or less.................    $  177      $  176       $   65      $   65
Due after one year through five years...       993       1,000          859         863
Due after five years through ten years..       487         491          634         648
Due after ten years.....................       966         976          808         845
                                            ------      ------       ------      ------
  Subtotal..............................     2,623       2,643        2,366       2,421
Mortgage-backed and asset-backed
  securities............................     1,433       1,434        2,011       1,998
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $4,056      $4,077       $4,377      $4,419
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity securities classified as available-for-sale are as follows:


                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                        2006     2005    2004
                                                       ------   ------   ----
                                                            (IN MILLIONS)


Proceeds.............................................  $1,760   $1,873   $473
Gross investment gains...............................  $    7   $    7   $  6
Gross investment losses..............................  $  (32)  $  (29)  $(10)


     There were no sales or disposals of equity securities during the years ended December 31, 2006, 2005 and 2004.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                  DECEMBER 31, 2006
                                      ------------------------------------------------------------------------
                                             LESS THAN           EQUAL TO OR GREATER
                                             12 MONTHS             THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities..........     $  531        $ 7         $445         $17        $  976        $24
Residential mortgage-backed
  securities.......................        219          1          184           2           403          3
Foreign corporate securities.......         97          1           93           3           190          4
U.S. Treasury/agency securities....        205          3            8          --           213          3
Commercial mortgage-backed
  securities.......................        105          1          152           4           257          5
Asset-backed securities............         46         --           36           1            82          1
Foreign government securities......          2         --            7          --             9         --
                                        ------        ---         ----         ---        ------        ---
  Total fixed maturity securities..     $1,205        $13         $925         $27        $2,130        $40
                                        ======        ===         ====         ===        ======        ===
Equity securities..................     $    4        $--         $ --         $--        $    4        $--
                                        ======        ===         ====         ===        ======        ===
Total number of securities in an
  unrealized loss position.........        199                     202                       401
                                        ======                    ====                    ======





                                                                  DECEMBER 31, 2005
                                      ------------------------------------------------------------------------
                                             LESS THAN           EQUAL TO OR GREATER
                                             12 MONTHS             THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities..........     $  779        $18         $ 40         $ 2        $  819        $20
Residential mortgage-backed
  securities.......................        652          8           61           2           713         10
Foreign corporate securities.......        125          3           23           1           148          4
U.S. Treasury/agency securities....         23         --           --          --            23         --
Commercial mortgage-backed
  securities.......................        386          7            5          --           391          7
Asset-backed securities............        149          2           11          --           160          2
Foreign government securities......          8          1            2          --            10          1
State and political subdivision
  securities.......................          1         --           --          --             1         --
                                        ------        ---         ----         ---        ------        ---
  Total fixed maturity securities..     $2,123        $39         $142         $ 5        $2,265        $44
                                        ======        ===         ====         ===        ======        ===
Total number of securities in an
  unrealized loss position.........        350                      47                       397
                                        ======                    ====                    ======


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                             DECEMBER 31, 2006
                                       ------------------------------------------------------------
                                             COST OR               GROSS              NUMBER OF
                                         AMORTIZED COST      UNREALIZED LOSSES       SECURITIES
                                       ------------------   ------------------   ------------------
                                       LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                          20%       MORE       20%       MORE       20%       MORE
                                       ---------   ------   ---------   ------   ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months................     $  908      $--       $ 8        $--       121        --
Six months or greater but less than
  nine months.......................         95       --         1         --        25        --
Nine months or greater but less than
  twelve months.....................        219       --         4         --        53        --
Twelve months or greater............        952       --        27         --       202        --
                                         ------      ---       ---        ---       ---        --
  Total.............................     $2,174      $--       $40        $--       401        --
                                         ======      ===       ===        ===       ===        ==





                                                             DECEMBER 31, 2005
                                      ---------------------------------------------------------------
                                            COST OR                GROSS               NUMBER OF
                                         AMORTIZED COST      UNREALIZED LOSSES         SECURITIES
                                      -------------------   -------------------   -------------------
                                      LESS THAN     20%     LESS THAN     20%     LESS THAN     20%
                                         20%      OR MORE      20%      OR MORE      20%      OR MORE
                                      ---------   -------   ---------   -------   ---------   -------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............     $1,830      $12        $30        $ 4        297          2
Six months or greater but less than
  nine months......................        204       --          2         --         16         --
Nine months or greater but less
  than twelve months...............        116       --          3         --         35         --
Twelve months or greater...........        147       --          5         --         47         --
                                        ------      ---        ---        ---        ---         --
  Total............................     $2,297      $12        $40        $ 4        395          2
                                        ======      ===        ===        ===        ===         ==



     At December 31, 2006, $40 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. At December 31, 2005, $40 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost. At December 31, 2005, $4 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 33% of the cost or amortized cost of such securities. Of such unrealized losses of $4 million, all related to securities that were in an unrealized loss position for a period of less than six months.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, the Company had $40 million and $44 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                      DECEMBER 31,   DECEMBER 31,
                                                          2006           2005
                                                      ------------   ------------


SECTOR:
U.S. corporate securities...........................        60%            45%
Commercial mortgage-backed securities...............        12             16
Foreign corporate securities........................        10              9
Residential mortgage-backed securities..............         8             23
U.S. Treasury/agency securities.....................         8             --
Other...............................................         2              7
                                                           ---            ---
  Total.............................................       100%           100%
                                                           ===            ===
INDUSTRY:
Industrial..........................................        38%            27%
Mortgage-backed.....................................        20             38
Utility.............................................        14              8
Finance.............................................        12              5
Government..........................................         8              2
Other...............................................         8             20
                                                           ---            ---
  Total.............................................       100%           100%
                                                           ===            ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $860 million and $927 million and an estimated fair value of $865 million and $939 million were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $896 million and $970 million at December 31, 2006 and 2005, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2006 and 2005.

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million and $5 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity securities.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:


                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)


Commercial mortgage loans.....................   $350       73%     $360       80%
Agricultural mortgage loans...................    129       27        91       20
                                                 ----      ---      ----      ---
  Subtotal....................................    479      100%      451      100%
                                                           ===                ===
Less: Valuation allowances....................      1                  2
                                                 ----               ----
  Mortgage loans on real estate...............   $478               $449
                                                 ====               ====



     Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2006, 20%, 12% and 9% of the value of the Company's mortgage loans on real estate were located in California, Texas and Rhode Island, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:


                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2006   2005   2004
                                                           ----   ----   ----
                                                              (IN MILLIONS)


Balance at January 1,....................................   $ 2    $ 1    $ 1
Additions................................................    --      1     --
Deductions...............................................    (1)    --     --
                                                            ---    ---    ---
Balance at December 31,..................................   $ 1    $ 2    $ 1
                                                            ===    ===    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Fixed maturity securities..............................  $244   $211   $176
Mortgage loans on real estate..........................    32     28     34
Policy loans...........................................     2      3      2
Other limited partnership interests....................     1     --     --
Cash, cash equivalents and short-term investments......    13     10      6
                                                         ----   ----   ----
  Total investment income..............................   292    252    218
Less: Investment expenses..............................    50     31     11
                                                         ----   ----   ----
  Net investment income................................  $242   $221   $207
                                                         ====   ====   ====



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $9 million, $4 million and $4 million, respectively, related to short-term investments, is included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Fixed maturity securities...............................  $(25)  $(22)   $(5)
Mortgage loans on real estate...........................     1     (1)    --
Derivatives.............................................   (13)     7     (4)
Other...................................................    --      6     --
                                                          ----   ----    ---
  Net investment gains (losses).........................  $(37)  $(10)   $(9)
                                                          ====   ====    ===



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of ($89) million, ($25) million and ($4) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     There were no writedowns recorded during 2006 and 2005 for other-than-temporarily impaired available-for-sale securities. Losses from securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $1 million for the year ended December 31, 2004.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2006    2005   2004
                                                        ----   -----   ----
                                                           (IN MILLIONS)


Fixed maturity securities.............................  $ 21   $  42   $ 97
Derivatives...........................................    (2)     (3)    (4)
                                                        ----   -----   ----
  Subtotal............................................    19      39     93
                                                        ----   -----   ----
Allocated amounts:
  Future policy benefit loss recognition..............    --     (78)    --
  DAC.................................................   (21)    (29)   (38)
                                                        ----   -----   ----
     Subtotal.........................................   (21)   (107)   (38)
                                                        ----   -----   ----
Deferred income tax...................................     1      24    (19)
                                                        ----   -----   ----
  Subtotal............................................   (20)    (83)   (57)
                                                        ----   -----   ----
Net unrealized investment gains (losses)..............  $ (1)  $ (44)  $ 36
                                                        ====   =====   ====



     The changes in net unrealized investment gains (losses) are as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Balance at January 1,..................................  $(44)  $ 36   $ 39
Unrealized investment gains (losses) during the year...   (20)   (54)   (15)
Unrealized investment gains (losses) relating to:
  Future policy benefit gain (loss) recognition........    78    (78)    --
  DAC..................................................     8      9     10
  Deferred income tax..................................   (23)    43      2
                                                         ----   ----   ----
Balance at December 31,................................  $ (1)  $(44)  $ 36
                                                         ====   ====   ====
Net change in unrealized investment gains (losses).....  $ 43   $(80)  $ (3)
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                            DECEMBER 31, 2006
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)


Other limited partnership interests(3).................     $  4         $22
Other investments(4)...................................      879          34
                                                            ----         ---
  Total................................................     $883         $56
                                                            ====         ===



--------

   (1) The assets of other limited partnership interests are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

   (4) Other investments include securities that are not asset-backed securitizations.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                                                               DECEMBER 31, 2005
                                                                        -------------------------------
                                                                                      CURRENT MARKET
                                             DECEMBER 31, 2006                         OR FAIR VALUE
                                      -------------------------------              --------------------
                                                    CURRENT MARKET
                                                     OR FAIR VALUE
                                      NOTIONAL   --------------------   NOTIONAL
                                       AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                      --------   ------   -----------   --------   ------   -----------
                                                                (IN MILLIONS)


Interest rate swaps.................   $   78      $--        $ 4        $   83      $--        $ 3
Interest rate floors................    2,000       15         --         2,000       26         --
Interest rate caps..................    1,000       --         --         1,000        2         --
Financial futures...................       36       --         --           147       --          1
Foreign currency swaps..............       23        1          3            26       --          4
Credit default swaps................       34       --         --            30       --         --
                                       ------      ---        ---        ------      ---        ---
  Total.............................   $3,171      $16        $ 7        $3,286      $28        $ 8
                                       ======      ===        ===        ======      ===        ===



     The above table does not include notional values for equity variance swaps. At both December 31, 2006 and 2005, the Company owned 2,000 equity variance swap contracts. The market values for these equity variance swaps were insignificant and were not included in the preceding table.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                          REMAINING LIFE
                                     -------------------------------------------------------
                                                   AFTER        AFTER
                                                 ONE YEAR    FIVE YEARS
                                     ONE YEAR     THROUGH      THROUGH      AFTER
                                      OR LESS   FIVE YEARS    TEN YEARS   TEN YEARS    TOTAL
                                     --------   ----------   ----------   ---------   ------
                                                          (IN MILLIONS)


Interest rate swaps................     $--       $   --       $    2        $76      $   78
Interest rate floors...............      --           --        2,000         --       2,000
Interest rate caps.................      --        1,000           --         --       1,000
Financial futures..................      36           --           --         --          36
Foreign currency swaps.............      --            5           12          6          23
Credit default swaps...............      --           30            4         --          34
                                        ---       ------       ------        ---      ------
  Total............................     $36       $1,035       $2,018        $82      $3,171
                                        ===       ======       ======        ===      ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, the equity variance swaps are not included in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)


Fair value......................   $   --      $--        $--        $    5      $--        $--
Cash flow.......................        9        1         --            12       --          4
Non-qualifying..................    3,162       15          7         3,269       28          4
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $3,171      $16        $ 7        $3,286      $28        $ 8
                                   ======      ===        ===        ======      ===        ===



     The Company recognized insignificant net investment expenses from qualifying hedge settlement payments for the years ended December 31, 2006, 2005 and 2004.

     The Company recognized ($1) million of net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2006. The Company recognized insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the years ended December 31, 2005 and 2004.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2006   2005   2004
                                                           ----   ----   ----
                                                              (IN MILLIONS)


Changes in the fair value of derivatives.................   $--    $--    $(1)
Changes in the fair value of the items hedged............    --     --      1
                                                            ---    ---    ---
Net ineffectiveness of fair value hedging activities.....   $--    $--    $--
                                                            ===    ===    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments when they have met the requirements of SFAS 133.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2006   2005   2004
                                                           ----   ----   ----
                                                              (IN MILLIONS)


Other comprehensive income (loss) balance at January 1,..   $(3)   $(4)   $(2)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges....     1      1     (2)
                                                            ---    ---    ---
Other comprehensive income (loss) balance at December
  31,....................................................   $(2)   $(3)   $(4)
                                                            ===    ===    ===



     At December 31, 2006, an insignificant portion of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2007.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) credit default swaps to diversify credit risk exposure to certain portfolios; and (v) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses) changes in fair value of ($12) million, $7 million and $(6) million, respectively, related to derivatives that do not qualify for hedge accounting.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $5 million and $17 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheet.

     The Company has exchange-traded futures which require the pledging of collateral. As of December 31, 2006 and 2005, the Company pledged collateral of $3 million which is included in fixed maturity securities.

4.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows (in millions):



Balance at January 1, 2004......................................  $  502
  Capitalizations...............................................     281
  Less: Amortization related to:
  Net investment gains (losses).................................      (2)
  Unrealized investment gains (losses)..........................     (10)
  Other expenses................................................     117
                                                                  ------
     Total amortization.........................................     105
                                                                  ------
Balance at December 31, 2004....................................     678
  Capitalizations...............................................     624
  Less: Amortization related to:
  Net investment gains (losses).................................       4
  Unrealized investment gains (losses)..........................      (9)
  Other expenses................................................     101
                                                                  ------
     Total amortization.........................................      96
                                                                  ------
Balance at December 31, 2005....................................   1,206
  Capitalizations...............................................     472
  Less: Amortization related to:
  Net investment gains (losses).................................     (11)
  Unrealized investment gains (losses)..........................      (8)
  Other expenses................................................     182
                                                                  ------
     Total amortization.........................................     163
                                                                  ------
Balance at December 31, 2006....................................  $1,515
                                                                  ======



     In the normal course of business the Company reviews and updates the assumptions used in establishing DAC amortization. During 2005, the Company revised its assumptions to include the impact of variable annuity rider fees. As a result of the updated assumptions, the Company re-estimated the cumulative amortization and

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

recorded a cumulative benefit of $23 million, before income tax, causing a decrease in amortization related to other expenses for the year ended December 31, 2005. During 2004, the Company entered into a new reinsurance treaty and updated significant parts of the underlying assumptions used to establish DAC amortization. As a result of the new reinsurance treaty and updated assumptions, the Company re-estimated the cumulative amortization and recorded a cumulative charge of $74 million, before income tax, causing an increase in amortization related to other expenses for the year ended December 31, 2004.

5.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     On July 1, 2005, MetLife completed the acquisition of The Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers").

     On September 30, 2006, the Company received a capital contribution from MetLife via MLIG of $162 million in the form of intangible assets related to the value of distribution agreements ("VODA") of $167 million, net of deferred income tax of $5 million, for which the Company receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $166 million at December 31, 2006. Amortization expense for the year ended December 31, 2006 was less than $1 million.

     The VODA reflects the estimated fair value of the Citigroup/Travelers distribution agreement acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the VODA is 16 years. If actual experience under the distribution agreement differs from expectations, the amortization will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the VODA. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value the VODA.

     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $2 million in 2007, $4 million in 2008, $5 million in 2009, $7 million in 2010 and $8 million in 2011.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Balance at January 1,..................................  $196   $143   $ 94
Capitalization.........................................   108     61     65
Amortization...........................................   (23)    (8)   (16)
                                                         ----   ----   ----
Balance at December 31,................................  $281   $196   $143
                                                         ====   ====   ====



     The events described in Note 4 above that impacted DAC amortization had a similar impact on the amortization of sales inducements. For the year ended December 31, 2005, the Company re-estimated the amortization since inception and recorded a benefit of $4 million, before income tax, causing a decrease in amortization. For the year ended December 31, 2004, the Company re-estimated the amortization and recorded a charge of $3 million, before income tax, causing an increase in amortization.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $18,616 million and $13,286 million at December 31, 2006 and 2005, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including policy administration fees and investment management fees) totaled $288 million, $218 million and $155 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal life contracts is as follows:


                                                           AT DECEMBER 31,
                                   ---------------------------------------------------------------
                                                2006                             2005
                                   ------------------------------   ------------------------------
                                       IN THE             AT            IN THE             AT
ANNUITY CONTRACTS(1)               EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
--------------------               --------------   -------------   --------------   -------------
                                                            (IN MILLIONS)


RETURN OF NET DEPOSITS
  Separate account value.........     $   8,213             N/A        $   5,537             N/A
  Net amount at risk(2)..........     $      --(3)          N/A        $      --(3)          N/A
  Average attained age of
     contractholders.............      61 years             N/A         61 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Separate account value.........     $  10,613       $  13,179        $   7,972       $  10,081
  Net amount at risk(2)..........     $     109(3)    $      30(4)     $      82(3)    $      38(4)
  Average attained age of
     contractholders.............      62 years        60 years         61 years        60 years




                                                             AT DECEMBER 31,
                                                       --------------------------
                                                          2006            2005
                                                       ----------      ----------
                                                        SECONDARY       SECONDARY
UNIVERSAL LIFE CONTRACTS(1)                            GUARANTEES      GUARANTEES
---------------------------                            ----------      ----------
                                                              (IN MILLIONS)


Account value (general and separate account).........   $   1,177       $     905
Net amount at risk(2)................................   $  22,828(3)    $  19,148(3)
Average attained age of policyholders................    56 years        55 years

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to universal and variable life contracts is as follows:


                                                               UNIVERSAL AND
                                                               VARIABLE LIFE
                                                                 CONTRACTS
                                                               -------------
                                                                 SECONDARY
                                                                 GUARANTEES
                                                               -------------
                                                               (IN MILLIONS)


Balance at January 1, 2004...................................       $--
Incurred guaranteed benefits.................................        --
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2004.................................        --
Incurred guaranteed benefits.................................         3
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2005.................................         3
Incurred guaranteed benefits.................................         6
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2006.................................       $ 9
                                                                    ===



     The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $38 million and $28 million, at December 31, 2006 and 2005, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2006 and December 31, 2005.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                           AT DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)


Mutual Fund Groupings
  Equity................................................  $15,486   $10,511
  Bond..................................................      557       518
  Balanced..............................................      430       374
  Money Market..........................................      221       137
  Specialty.............................................      149        63
                                                          -------   -------
     Total..............................................  $16,843   $11,603
                                                          =======   =======


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance. During 2005, the Company changed its retention practices for individual life insurance. The amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk, as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company currently reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Direct premiums.........................................  $ 87   $ 33    $13
Reinsurance assumed.....................................    20     38     --
Reinsurance ceded.......................................   (18)   (12)    (4)
                                                          ----   ----    ---
Net premiums............................................  $ 89   $ 59    $ 9
                                                          ====   ====    ===
Reinsurance recoverables netted against policyholder
  benefits and claims...................................  $ 10   $  7    $(1)
                                                          ====   ====    ===



     Reinsurance recoverables, included in premiums and other receivables, were $86 million and $47 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $48 million and $15 million at December 31, 2006 and 2005, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

7.  LONG-TERM DEBT -- AFFILIATED

     Affiliated long-term debt outstanding is as follows:


                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)


Surplus notes, interest rate 7.349%, maturity date 2035.....  $400   $400
Surplus notes, interest rate 5%, maturity date upon
  request...................................................    25     25
Surplus notes, interest rate LIBOR plus .75%, maturity date
  upon request..............................................    10     10
                                                              ----   ----
Total long-term debt -- affiliated..........................  $435   $435
                                                              ====   ====



     Payments of interest and principal on the Company's surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the insurance department of the state of domicile.

     MetLife is the holder of the $400 million surplus note. MLIG is the holder of the surplus notes in the amounts of $25 million and $10 million and may redeem, in whole or in part, these notes at any time subject to the prior approval of the Delaware Commissioner of Insurance (the "Delaware
Commissioner").

     The aggregate maturities of long-term debt as of December 31, 2006 are $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness included in other expenses was $31 million, $25 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

8.  INCOME TAX

     The provision for income tax is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Current:
  Federal..............................................  $(90)  $(61)  $(91)
  State and local......................................    --     (2)     4
                                                         ----   ----   ----
  Subtotal.............................................   (90)   (63)   (87)
                                                         ----   ----   ----
Deferred:
  Federal..............................................  $101   $121   $100
  State and local......................................    (2)    (1)     4
                                                         ----   ----   ----
  Subtotal.............................................    99    120    104
                                                         ----   ----   ----
Provision for income tax...............................  $  9   $ 57   $ 17
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Tax provision at U.S. statutory rate....................  $ 28    $72    $15
Tax effect of:
  Tax-exempt investment income..........................   (13)    (7)    (3)
  Prior year tax........................................    (5)    (9)    (1)
  State tax net of federal benefit......................    (1)     2      6
  Other, net............................................    --     (1)    --
                                                          ----    ---    ---
Provision for income tax................................  $  9    $57    $17
                                                          ====    ===    ===



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                              DECEMBER 31,
                                                             -------------
                                                              2006    2005
                                                             -----   -----
                                                             (IN MILLIONS)


Deferred income tax assets:
  Policyholder liabilities and receivables.................  $ 204   $ 205
  Net unrealized investment gains..........................      1      24
  Other....................................................     --       5
                                                             -----   -----
                                                               205     234
                                                             -----   -----
Deferred income tax liabilities:
  DAC......................................................    472     381
  Investments..............................................      8      11
                                                             -----   -----
                                                               480     392
                                                             -----   -----
Net deferred income tax liability..........................  $(275)  $(158)
                                                             =====   =====



     Prior to the Company's transfer to MICC, the Company joined MetLife's includable affiliates in filing a federal income tax return. The Company joined MICC's includable affiliates as of October 11, 2006. The consolidating companies have executed tax allocation agreements. Under these agreements, current federal income tax expense (benefit) is computed on a separate return basis and the agreements provide that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces federal tax expense. Pursuant to these tax allocation agreements, the amounts due from affiliates include $90 million from MICC and $34 million from MetLife in 2006 and $51 million from MetLife in 2005.

     All years through and including 2002 are closed and no longer subject to IRS audit. The years 2003 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and is and/or has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. On a yearly basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation related contingencies to be reflected in the Company's financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's net income or cash flows in particular periods.

  All Other Contingencies

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


normal course of business out of activities as an insurance company. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million in each of the years ended December 31, 2006, 2005 and 2004. At December 31, 2006 and 2005, the Company maintained a liability of $1 million and $2 million, respectively. The related asset for premium tax offsets was $1 million at both December 31, 2006 and 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers. The Company maintains at December 31, 2006 and 2005 an asset related to paid assessments representing currently available premium tax offsets of less than $1 million for each year.

COMMITMENTS

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $2 million at December 31, 2006. There were no mortgage loan commitments at December 31, 2005.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amounts of these unfunded commitments were $4 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

10.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Delaware State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a cash dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Company did not pay dividends for the years ended December 31, 2006, 2005 and 2004. Since the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends in 2007 without prior approval of the Delaware Commissioner.

  CAPITAL CONTRIBUTIONS

     The Company received a cash contribution of $150 million from MICC during the year ended December 31, 2006. There were no capital contributions received in 2005. The Company received a cash contribution of $300 million from MLIG during the year ended December 31, 2004.

     During 2006, the Company received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, which is more fully described in Note 5.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware State Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net income (loss) of the Company, a Delaware domiciled insurer, was ($116) million, ($227) million and ($201) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Delaware Department of Insurance, was $575 million and $555 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Holding (losses) on investments arising during the
  year.................................................  $(43)  $(88)  $(38)
Income tax effect of holding gains (losses)............    15     31     14
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.......................................    24     20      2
  Amortization of premiums and accretion of discounts
     associated with investments.......................    (1)    14     21
  Income tax effect....................................    (8)   (12)    (8)
Allocation of holding losses on investments relating to
  other policyholder amounts...........................    86    (69)    10
Income tax effect of allocation of holding losses to
  other policyholder amounts...........................   (30)    24     (4)
                                                         ----   ----   ----
Other comprehensive income (losses)....................  $ 43   $(80)  $ (3)
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2006    2005    2004
                                                       -----   -----   -----
                                                           (IN MILLIONS)


Commissions..........................................  $ 418   $ 666   $ 237
Interest and debt issue costs........................     31      25       2
Amortization of DAC..................................    171     105     115
Capitalization of DAC................................   (472)   (624)   (281)
Insurance tax........................................     12       6       3
Other................................................    222     120     103
                                                       -----   -----   -----
  Total other expenses...............................  $ 382   $ 298   $ 179
                                                       =====   =====   =====



     For the year ended December 31, 2006, other includes $65 million of distribution expenses with several affiliates. For the years ended December 31, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 13.

12.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                    NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT       VALUE    FAIR VALUE
                                                    --------   --------   ----------
                                                              (IN MILLIONS)


DECEMBER 31, 2006
Assets:
  Fixed maturity securities.......................              $4,077      $4,077
  Equity securities...............................              $   19      $   19
  Mortgage loans on real estate...................              $  478      $  484
  Policy loans....................................              $   37      $   37
  Short-term investments..........................              $  355      $  355
  Cash and cash equivalents.......................              $   38      $   38
  Accrued investment income.......................              $   55      $   55
  Mortgage loan commitments.......................     $2       $   --      $   --
  Commitments to fund bank credit facilities......     $4       $   --      $   --
Liabilities:
  Policyholder account balances...................              $4,699      $4,456
  Long-term debt, affiliated......................              $  435      $  425
  Payables for collateral under securities loaned
     and other transactions.......................              $  901      $  901

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                    NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT       VALUE    FAIR VALUE
                                                    --------   --------   ----------
                                                              (IN MILLIONS)


DECEMBER 31, 2005
Assets:
  Fixed maturity securities.......................              $4,419      $4,419
  Mortgage loans on real estate...................              $  449      $  466
  Policy loans....................................              $   35      $   35
  Short-term investments..........................              $  283      $  283
  Cash and cash equivalents.......................              $   50      $   50
  Accrued investment income.......................              $   53      $   53
Liabilities:
  Policyholder account balances...................              $4,833      $4,536
  Long-term debt, affiliated......................              $  435      $  443
  Payables for collateral under securities loaned
     and other transactions.......................              $  987      $  987


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

     The Company has entered into a Master Service Agreement with Metropolitan Life Insurance Company ("Metropolitan Life") who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $14 million, $15 million and $14 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a Service Agreement with MetLife Group, Incorporated ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the business of the Company. MetLife Group charged the Company $62 million, $49 million and $43 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $65 million, included in other expenses, for the year ended December 31, 2006. The Company did not incur any such expenses for the years ended December 31, 2005 and 2004.

     The Company has entered into various agreements with other affiliates for services necessary to conduct its business. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $103 million, $48 million and $52 million for the years ended December 31, 2006, 2005 and 2004, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, amounts due from affiliates were approximately $34 million and $45 million, respectively.

     At December 31, 2006 and 2005, respectively, the Company held $350 million and $133 million of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are recorded as short-term investments. Net investment income from these invested assets was $9 million, $4 million and $4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life, Reinsurance Group of America, Incorporated ("RGA"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), and Mitsui Sumitomo MetLife Insurance Co., Mtd. As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $2,250 million and $1,198 million, respectively. Prior-year comparable assets and liabilities were $2,005 million and $1,110 million, respectively.

     The following tables reflect related party reinsurance information:


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2006    2005   2004
                                                         ----   -----   ----
                                                            (IN MILLIONS)


Assumed premiums.......................................  $ 21   $  37    $--
Assumed fees, included in universal life and
  investment-type product policy fees..................    65     194     --
Assumed fees, included in net investment gains
  (losses).............................................    --       6     --
Assumed benefits, included in policyholder benefits and
  claims...............................................    11      32     --
Assumed benefits, included in interest credited to
  PABs.................................................    49      42     --
Assumed fees, included in other expenses...............    39     543     --
Assumed DAC, included in other expenses................    19    (432)    --
                                                         ----   -----    ---
  Total assumed........................................  $204   $ 422    $--
                                                         ====   =====    ===

Ceded premiums.........................................  $ 12   $   6    $ 1
Ceded fees, included in universal life and investment-
  type product policy fees.............................    80      59     37
Ceded fees, included in other revenues.................    68      55     12
Ceded derivative gains (losses) included in net
  investment gains (losses)............................   (31)     (5)    --
Ceded benefits, included in policyholder benefits and
  claims...............................................    32      20     19
Ceded fees, included in other expenses.................    20      96     --
Ceded DAC, included in other expenses..................    13      85     --
                                                         ----   -----    ---
  Total ceded..........................................  $194   $ 316    $69
                                                         ====   =====    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                              DECEMBER 31,
                                                            ---------------
                                                             2006     2005
                                                            ------   ------
                                                             (IN MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables.............................................  $1,855   $1,575
Reinsurance recoverables, included in other assets........  $   89   $   88
Assumed and ceded DAC, net................................  $  306   $  342
Assumed liabilities, included in future policy benefits...  $   26   $   23
Derivative liabilities, included in PABs..................  $  (57)  $  (23)
Assumed liabilities, included in other policyholder
  funds...................................................  $1,182   $1,001
Assumed liabilities, included in other liabilities........  $   19   $   32
Ceded balances payable, included in other liabilities.....  $   28   $   77


     Effective January 1, 2005, the Company entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement GALIC transferred $797 million of liabilities and $411 million in assets to the Company related to the policies in-force as of December 31, 2004. The Company also paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Estimated fair value of assets transferred to
  affiliates............................................   $65   $ 79   $320
Amortized cost of assets transferred to affiliates......   $66   $ 78   $324
Net investment gains (losses) recognized on transfers...   $(1)  $  1   $ (4)
Estimated fair value of assets transferred from
  affiliates............................................   $43   $753   $ --

                                 ANNUAL REPORT

                                      OF

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                      OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                               DECEMBER 31, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of
MetLife Investors USA Insurance Company and
Contract Owners of MetLife Investors USA Separate Account A

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (as disclosed in Appendix A) comprising MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company as of December 31, 2006, the related statements of operations for each of the periods in the year then ended, and the statements of changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2006, the results of their operations for each of the periods in the year then ended, and the changes in their net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche LLP

St. Louis, Missouri
April 6, 2007

                                  APPENDIX A

            Lord Abbett Growth and     Western Asset Management
              Income Sub-Account         U.S.
            Lord Abbett Bond             Government Sub-Account
              Debenture Sub-Account    Oppenheimer Global Equity
            Van Kampen Mid-Cap Growth  Sub-Account
              Sub-Account              MetLife Aggressive
            Lord Abbett Mid-Cap Value  Allocation Sub-Account
              Sub-Account              MetLife Conservative
            Lazard Mid-Cap Sub-Account Allocation Sub-Account
            Met/AIM Small-Cap Growth   MetLife Conservative to
              Sub-Account                Moderate
            Harris Oakmark               Allocation Sub-Account
              International            MetLife Moderate
              Sub-Account              Allocation Sub-Account
            Third Avenue Small Cap     MetLife Moderate to
              Value Sub-Account        Aggressive Allocation
            Oppenheimer Capital        Sub-Account Van Kampen
              Appreciation Sub-Account Strategic Growth
            Legg Mason Aggressive      Sub-Account
              Growth Sub-Account       Van Kampen Enterprise
            PIMCO Total Return Bond    Sub-Account
              Sub-Account              Van Kampen Growth &
            RCM Global Technology      Income Sub-Account
              Sub-Account              Van Kampen Comstock
            PIMCO Inflation Protected  Sub-Account
              Bond Sub-Account         Federated Equity Income
            T. Rowe Price Mid-Cap      Sub-Account
              Growth Sub-Account       Federated High Income
            MFS Research               Bond Sub-Account
              International            Federated Growth
              Sub-Account              Strategic Sub-Account
            Neuberger Berman Real      Neuberger Genesis Trust
              Estate Sub-Account       Sub-Account
            Turner Mid-Cap Growth      Alger American
              Sub-Account              Small-Capitalization
            Goldman Sachs Mid-Cap      Sub-Account
              Value Sub-Account        T. Rowe Price Growth
            MetLife Defensive          Sub-Account
              Strategy Sub-Account     T. Rowe Price
            MetLife Moderate Strategy  International Sub-Account
              Sub-Account              T. Rowe Price Prime
            MetLife Balanced Strategy  Reserve Sub-Account
              Sub-Account              Janus Aspen Worldwide
            MetLife Growth Strategy    Growth Sub-Account
              Sub-Account              American Funds Global
            MetLife Aggressive           Small
              Strategy Sub-Account       Capitalization Sub-Account
            Van Kampen Comstock        American Funds Growth
              Sub-Account              Sub-Account
            Legg Mason Value Equity    American Funds Growth and
              Sub-Account              Income Sub-Account
            Met/Putnam Capital         American Funds Global
              Opportunities            Growth Sub-Account
              Sub-Account              AllianceBernstein
            MFS Emerging Markets       Large-Cap Growth
              Equity Sub-Account       Sub-Account Templeton
            Loomis Sayles Global       Developing Markets
              Markets Sub-Account      Sub-Account
            Met/AIM Capital            Templeton Foreign
              Appreciation Sub-Account Securities Sub-Account
            Janus Capital              Templeton Growth
              Appreciation Sub-Account Securities Sub-Account
            MFS Value Sub-Account      Franklin Templeton Mutual
            Dreman Small Cap Value       Shares
              Sub-Account                Securities Sub-Account
            Pioneer Fund Sub-Account   Van Kampen UIF Equity and
            Pioneer Mid-Cap Value      Income Sub-Account
              Sub-Account              Van Kampen UIF U.S. Real
            Pioneer Strategic Income   Estate Sub-Account
              Sub-Account              Pioneer VCT Mid-Cap
            BlackRock Large-Cap Core   Sub-Account
              Sub-Account              Putnam VT Small-Cap Value
            BlackRock High Yield       Sub-Account
              Sub-Account              LMPV Global High Yield
            AIM V.I. Premier Equity    Bond Sub-Account
              Sub-Account              LMPV Small-Cap Growth
            AIM V.I. Core Equity       Sub-Account
              Sub-Account              LMPV Investors Sub-Account
            AIM V.I. Capital           LMPV Capital and Income
              Appreciation Sub-Account Sub-Account
            AIM V.I. International     LMPV Equity Index
              Growth Sub-Account       Sub-Account
            AIM V.I. Basic Balanced    LMPV Fundamental Value
              Sub-Account              Sub-Account
            MFS Research Sub-Account   LMPV Appreciation
            MFS Investors Trust        Sub-Account
              Sub-Account              LMPV Adjustable Rate
            MFS New Discovery          Income Sub-Account
              Sub-Account              LMPV Aggressive Growth
            Oppenheimer Main Street    Sub-Account
              Growth &                 LMPV Large-Cap Growth
              Income Sub-Account       Sub-Account
            Oppenheimer Bond           LMPV Large-Cap Value
              Sub-Account              Sub-Account
            Oppenheimer Strategic      LMPV Money Market
              Bond Sub-Account         Sub-Account
            T.Rowe Price Small-Cap     LMPV Social Awareness
            Growth Sub-Account         Stock Sub-Account
                                       LMPV Multiple-Discipline
                                         Balanced All Cap Growth
                                         and Value Sub-Account

         Oppenheimer Main Street    LMPV Multiple-Discipline
           Small-Cap                  Global All Cap Growth
           Growth Sub-Account         and Value Sub-Account
         Oppenheimer Money          LMPV Premier Selections
           Sub-Account              All Cap Growth
         Fidelity Asset Manager     Sub-Account LMPV Dividend
           Sub-Account              Strategy Sub-Account
         Fidelity Growth            LMPV Growth and Income
           Sub-Account              Sub-Account
         Fidelity Contrafund        LMPV Lifestyle Balanced
           Sub-Account              Sub-Account
         Fidelity Overseas          LMPV Lifestyle Growth
           Sub-Account              Sub-Account
         Fidelity Equity-Income     LMPV Lifestyle High
           Sub-Account              Growth Sub-Account
         Fidelity Index 500         Capital Appreciation
           Sub-Account              Sub-Account
         Fidelity Money Market      TST Large Cap Sub-Account
           Sub-Account              TST Managed Allocation
         Fidelity Mid-Cap           Aggressive Sub-Account
           Sub-Account              TST Managed Allocation
         DWS International          Conservative Sub-Account
           Sub-Account              TST Managed Allocation
         FI Mid-Cap Sub-Account     Moderate Sub-Account
         FI Large Cap Sub-Account   TST Managed Allocation
         FI Value Leaders             Moderate-Aggressive Sub-Account
           Sub-Account              TST Managed Allocation
         Russell 2000 Index           Moderate-Conservative Sub-Account
           Sub-Account              TST MFS Value Sub-Account
         FI International Stock     TST Style Focused Small
           Sub-Account              Cap Growth Sub-Account
         MetLife Stock Index        TST Style Focused Small
           Sub-Account              Cap Value Sub-Account
         BlackRock Legacy           TST Managed Income
           Large-Cap Growth         Sub-Account
           Sub-Account              TST Pioneer Fund
         BlackRock Strategic Value  Sub-Account
           Sub-Account              TST Pioneer Mid Cap
         BlackRock Bond Income      Sub-Account
           Sub-Account              TST Pioneer Strategic
         BlackRock Large-Cap Value  Income Sub-Account
           Sub-Account              TST MFS Total Return
         Lehman Brothers Aggregate  Sub-Account
           Bond Index Sub-Account   TST Federated High Yield
         Harris Oakmark Large Cap   Sub-Account
           Value Sub-Account        TST Mercury Large Cap
         Morgan Stanley EAFE Index  Core Sub-Account
           Sub-Account              TST AIM Capital
         MFS Total Return           Appreciation Sub-Account
           Sub-Account              TST Equity income
         MetLife Mid-Cap Stock      Sub-Account
           Index Sub-Account        TST U.S. Government
         Davis Venture Value        Securities Sub-Account
           Sub-Account              TST Convertible
         Harris Oakmark Focused     Securities Sub-Account
           Value Sub-Account
         Jennison Growth
           Sub-Account
         BlackRock Money Market
           Sub-Account
         LMPV Multiple-Discipline
           Large-Cap Growth and
           Value Sub-Account
         LMPV Multiple-Discipline
           All Cap Growth and
           Value Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006

                                                      LORD ABBETT      LORD ABBETT
                                                   GROWTH AND INCOME  BOND DEBENTURE
                                                      SUB-ACCOUNT      SUB-ACCOUNT
                                                   ----------------- ---------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth and Income Portfolio
 30,708,673 shares; cost $764,710,380............. $    898,436,613  $            --
Lord Abbett Bond Debenture Portfolio
 24,656,426 shares; cost $300,813,066.............               --      306,513,913
Van Kampen Mid-Cap Growth Portfolio
 627,386 shares; cost $6,264,977..................               --               --
Lord Abbett Mid-Cap Value Portfolio
 431,246 shares; cost $9,245,008..................               --               --
Lazard Mid-Cap Portfolio
 9,250,772 shares; cost $117,034,617..............               --               --
Met/AIM Small-Cap Growth Portfolio
 13,337,933 shares; cost $158,996,241.............               --               --
Harris Oakmark International Portfolio
 21,858,535 shares; cost $300,347,896.............               --               --
Third Ave Small-Cap Value Portfolio
 20,707,826 shares; cost $273,812,156.............               --               --
Oppenheimer Capital Appreciation Portfolio
 38,889,036 shares; cost $321,761,713.............               --               --
Legg Mason Aggressive Growth Portfolio
 14,647,579 shares; cost $104,873,792.............               --               --
PIMCO Total Return Portfolio
 37,636,573 shares; cost $430,893,764.............               --               --
RCM Global Technology Portfolio
 9,435,054 shares; cost $41,812,217...............               --               --
PIMCO Inflation Protected Bond Portfolio
 24,844,627 shares; cost $262,799,399.............               --               --
T. Rowe Price Mid-Cap Growth Portfolio
 25,553,534 shares; cost $171,850,811.............               --               --
MFS Research International Portfolio
 19,255,275 shares; cost $212,068,810.............               --               --
Neuberger Berman Real Estate Portfolio
 7,563,455 shares; cost $98,920,175...............               --               --
Turner Mid-Cap Growth Portfolio
 3,920,528 shares; cost $42,618,970...............               --               --
Goldman Sachs Mid-Cap Value Portfolio
 9,417,151 shares; cost $113,377,700..............               --               --
MetLife Defensive Strategy Portfolio
 35,988,956 shares; cost $369,139,990.............               --               --
MetLife Moderate Strategy Portfolio
 106,224,926 shares; cost $1,097,763,728..........               --               --
MetLife Balanced Strategy Portfolio
 322,444,817 shares; cost $3,410,672,923..........               --               --
MetLife Growth Strategy Portfolio
 321,426,542 shares; cost $3,558,404,439..........               --               --
MetLife Aggressive Strategy Portfolio
 48,291,060 shares; cost $529,345,000.............               --               --
Van Kampen Comstock Portfolio
 4,227,532 shares; cost $45,264,272...............               --               --
Legg Mason Value Equity Portfolio
 3,598,604 shares; cost $37,697,501...............               --               --
Met/Putnam Capital Opportunities
 24,272 shares; cost $355,592.....................               --               --
MFS Emerging Markets Equity Portfolio
 898,490 shares; cost $8,448,425..................               --               --
Loomis Sayles Global Markets Portfolio
 753,134 shares; cost $7,243,568..................               --               --
                                                   ----------------  ---------------
Total Investments.................................      898,436,613      306,513,913
Due From MetLife Investors USA Insurance Company..               --               --
                                                   ----------------  ---------------
Total Assets......................................      898,436,613      306,513,913
LIABILITIES:
Due to MetLife Investors USA Insurance Company....              (71)            (261)
                                                   ----------------  ---------------
NET ASSETS........................................ $    898,436,542  $   306,513,652
                                                   ================  ===============
Outstanding Units.................................       20,191,907       16,856,041
Unit Fair Values.................................. $29.87 to $97.12  $6.34 to $19.81

  The accompanying notes are an integral part of these financial statements.

   VAN KAMPEN        LORD ABBETT                          MET/AIM        HARRIS OAKMARK     THIRD AVENUE
 MID-CAP GROWTH     MID-CAP VALUE    LAZARD MID-CAP   SMALL-CAP GROWTH   INTERNATIONAL     SMALL-CAP VALUE
  SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
$             --  $             --  $             --  $             --  $             --  $             --
              --                --                --                --                --                --
       6,430,707                --                --                --                --                --
              --         9,728,915                --                --                --                --
              --                --       126,365,540                --                --                --
              --                --                --       178,634,861                --                --
              --                --                --                --       412,470,562                --
              --                --                --                --                --       360,767,993
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       6,430,707         9,728,915       126,365,540       178,634,861       412,470,562       360,767,993
              --                --                --                --                --                --
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       6,430,707         9,728,915       126,365,540       178,634,861       412,470,562       360,767,993
            (175)             (292)              (90)             (289)             (125)              (89)
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
$      6,430,532  $      9,728,623  $    126,365,450  $    178,634,572  $    412,470,437  $    360,767,904
================  ================  ================  ================  ================  ================
         612,842           363,014         7,830,725        12,354,489        20,892,628        20,050,298
$10.20 to $10.75  $25.47 to $27.96  $15.64 to $16.43  $14.00 to $15.16  $19.13 to $20.10  $17.49 to $18.82

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                       OPPENHEIMER         LEGG MASON
                                                   CAPITAL APPRECIATION AGGRESSIVE GROWTH
                                                       SUB-ACCOUNT         SUB-ACCOUNT
                                                   -------------------- -----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth and Income Portfolio
 30,708,673 shares; cost $764,710,380.............   $            --     $           --
Lord Abbett Bond Debenture Portfolio
 24,656,426 shares; cost $300,813,066.............                --                 --
Van Kampen Mid-Cap Growth Portfolio
 627,386 shares; cost $6,264,977..................                --                 --
Lord Abbett Mid-Cap Value Portfolio
 431,246 shares; cost $9,245,008..................                --                 --
Lazard Mid-Cap Portfolio
 9,250,772 shares; cost $117,034,617..............                --                 --
Met/AIM Small-Cap Growth Portfolio
 13,337,933 shares; cost $158,996,241.............                --                 --
Harris Oakmark International Portfolio
 21,858,535 shares; cost $300,347,896.............                --                 --
Third Ave Small-Cap Value Portfolio
 20,707,826 shares; cost $273,812,156.............                --                 --
Oppenheimer Capital Appreciation Portfolio
 38,889,036 shares; cost $321,761,713.............       357,893,619                 --
Legg Mason Aggressive Growth Portfolio
 14,647,579 shares; cost $104,873,792.............                --        116,887,684
PIMCO Total Return Portfolio
 37,636,573 shares; cost $430,893,764.............                --                 --
RCM Global Technology Portfolio
 9,435,054 shares; cost $41,812,217...............                --                 --
PIMCO Inflation Protected Bond Portfolio
 24,844,627 shares; cost $262,799,399.............                --                 --
T. Rowe Price Mid-Cap Growth Portfolio
 25,553,534 shares; cost $171,850,811.............                --                 --
MFS Research International Portfolio
 19,255,275 shares; cost $212,068,810.............                --                 --
Neuberger Berman Real Estate Portfolio
 7,563,455 shares; cost $98,920,175...............                --                 --
Turner Mid-Cap Growth Portfolio
 3,920,528 shares; cost $42,618,970...............                --                 --
Goldman Sachs Mid-Cap Value Portfolio
 9,417,151 shares; cost $113,377,700..............                --                 --
MetLife Defensive Strategy Portfolio
 35,988,956 shares; cost $369,139,990.............                --                 --
MetLife Moderate Strategy Portfolio
 106,224,926 shares; cost $1,097,763,728..........                --                 --
MetLife Balanced Strategy Portfolio
 322,444,817 shares; cost $3,410,672,923..........                --                 --
MetLife Growth Strategy Portfolio
 321,426,542 shares; cost $3,558,404,439..........                --                 --
MetLife Aggressive Strategy Portfolio
 48,291,060 shares; cost $529,345,000.............                --                 --
Van Kampen Comstock Portfolio
 4,227,532 shares; cost $45,264,272...............                --                 --
Legg Mason Value Equity Portfolio
 3,598,604 shares; cost $37,697,501...............                --                 --
Met/Putnam Capital Opportunities
 24,272 shares; cost $355,592.....................                --                 --
MFS Emerging Markets Equity Portfolio
 898,490 shares; cost $8,448,425..................                --                 --
Loomis Sayles Global Markets Portfolio
 753,134 shares; cost $7,243,568..................                --                 --
                                                     ---------------     --------------
Total Investments.................................       357,893,619        116,887,684
Due From MetLife Investors USA Insurance Company..                --                 --
                                                     ---------------     --------------
Total Assets......................................       357,893,619        116,887,684
LIABILITIES:
Due to MetLife Investors USA Insurance Company....              (170)                (6)
                                                     ---------------     --------------
NET ASSETS........................................   $   357,893,449     $  116,887,678
                                                     ===============     ==============
Outstanding Units.................................        39,279,261         15,227,592
Unit Fair Values..................................   $8.75 to $11.41     $7.44 to $7.84

  The accompanying notes are an integral part of these financial statements.

  PIMCO TOTAL      RCM GLOBAL     PIMCO INFLATION  T. ROWE PRICE     MFS RESEARCH        NEUBERGER
    RETURN         TECHNOLOGY     PROTECTED BOND   MID-CAP GROWTH    INTERNATIONAL   BERMAN REAL ESTATE
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
---------------  --------------  ----------------  --------------  ----------------  ------------------
$            --  $           --  $             --  $           --  $             --   $             --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
    440,826,779              --                --              --                --                 --
             --      50,206,756                --              --                --                 --
             --              --       250,682,283              --                --                 --
             --              --                --     220,015,932                --                 --
             --              --                --              --       287,904,888                 --
             --              --                --              --                --        136,595,988
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
---------------  --------------  ----------------  --------------  ----------------   ----------------
    440,826,779      50,206,756       250,682,283     220,015,932       287,904,888        136,595,988
             --              --                --              --                --                 --
---------------  --------------  ----------------  --------------  ----------------   ----------------
    440,826,779      50,206,756       250,682,283     220,015,932       287,904,888        136,595,988
            (57)           (269)              (90)            (99)             (123)              (173)
---------------  --------------  ----------------  --------------  ----------------   ----------------
$   440,826,722  $   50,206,487  $    250,682,193  $  220,015,833  $    287,904,765   $    136,595,815
===============  ==============  ================  ==============  ================   ================
     37,317,040      10,314,725        22,804,934      26,478,451        18,205,030          7,072,940
$8.56 to $13.14  $4.71 to $5.15  $10.72 to $11.14  $8.04 to $8.47  $15.21 to $17.35   $18.97 to $19.50

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                        TURNER         GOLDMAN SACHS
                                                    MID-CAP GROWTH     MID-CAP VALUE
                                                     SUB-ACCOUNT        SUB-ACCOUNT
                                                   ----------------  ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth and Income Portfolio
 30,708,673 shares; cost $764,710,380............. $             --  $             --
Lord Abbett Bond Debenture Portfolio
 24,656,426 shares; cost $300,813,066.............               --                --
Van Kampen Mid-Cap Growth Portfolio
 627,386 shares; cost $6,264,977..................               --                --
Lord Abbett Mid-Cap Value Portfolio
 431,246 shares; cost $9,245,008..................               --                --
Lazard Mid-Cap Portfolio
 9,250,772 shares; cost $117,034,617..............               --                --
Met/AIM Small-Cap Growth Portfolio
 13,337,933 shares; cost $158,996,241.............               --                --
Harris Oakmark International Portfolio
 21,858,535 shares; cost $300,347,896.............               --                --
Third Ave Small-Cap Value Portfolio
 20,707,826 shares; cost $273,812,156.............               --                --
Oppenheimer Capital Appreciation Portfolio
 38,889,036 shares; cost $321,761,713.............               --                --
Legg Mason Aggressive Growth Portfolio
 14,647,579 shares; cost $104,873,792.............               --                --
PIMCO Total Return Portfolio
 37,636,573 shares; cost $430,893,764.............               --                --
RCM Global Technology Portfolio
 9,435,054 shares; cost $41,812,217...............               --                --
PIMCO Inflation Protected Bond Portfolio
 24,844,627 shares; cost $262,799,399.............               --                --
T. Rowe Price Mid-Cap Growth Portfolio
 25,553,534 shares; cost $171,850,811.............               --                --
MFS Research International Portfolio
 19,255,275 shares; cost $212,068,810.............               --                --
Neuberger Berman Real Estate Portfolio
 7,563,455 shares; cost $98,920,175...............               --                --
Turner Mid-Cap Growth Portfolio
 3,920,528 shares; cost $42,618,970...............       49,712,292                --
Goldman Sachs Mid-Cap Value Portfolio
 9,417,151 shares; cost $113,377,700..............               --       135,606,968
MetLife Defensive Strategy Portfolio
 35,988,956 shares; cost $369,139,990.............               --                --
MetLife Moderate Strategy Portfolio
 106,224,926 shares; cost $1,097,763,728..........               --                --
MetLife Balanced Strategy Portfolio
 322,444,817 shares; cost $3,410,672,923..........               --                --
MetLife Growth Strategy Portfolio
 321,426,542 shares; cost $3,558,404,439..........               --                --
MetLife Aggressive Strategy Portfolio
 48,291,060 shares; cost $529,345,000.............               --                --
Van Kampen Comstock Portfolio
 4,227,532 shares; cost $45,264,272...............               --                --
Legg Mason Value Equity Portfolio
 3,598,604 shares; cost $37,697,501...............               --                --
Met/Putnam Capital Opportunities
 24,272 shares; cost $355,592.....................               --                --
MFS Emerging Markets Equity Portfolio
 898,490 shares; cost $8,448,425..................               --                --
Loomis Sayles Global Markets Portfolio
 753,134 shares; cost $7,243,568..................               --                --
                                                   ----------------  ----------------
Total Investments.................................       49,712,292       135,606,968
Due From MetLife Investors USA Insurance Company..               --                --
                                                   ----------------  ----------------
Total Assets......................................       49,712,292       135,606,968
LIABILITIES:
Due to MetLife Investors USA Insurance Company....             (172)             (127)
                                                   ----------------  ----------------
NET ASSETS........................................ $     49,712,120  $    135,606,841
                                                   ================  ================
Outstanding Units.................................        3,921,915         9,011,063
Unit Fair Values.................................. $12.45 to $12.80  $14.78 to $15.20

  The accompanying notes are an integral part of these financial statements.

METLIFE DEFENSIVE METLIFE MODERATE  METLIFE BALANCED   METLIFE GROWTH   METLIFE AGGRESSIVE    VAN KAMPEN
    STRATEGY          STRATEGY          STRATEGY          STRATEGY           STRATEGY          COMSTOCK
   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------- ----------------  ----------------  ----------------  ------------------ ----------------
$             --  $             --  $             --  $             --   $             --  $             --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
     399,117,526                --                --                --                 --                --
              --     1,227,960,142                --                --                 --                --
              --                --     3,917,704,523                --                 --                --
              --                --                --     4,136,759,602                 --                --
              --                --                --                --        636,476,180                --
              --                --                --                --                 --        50,349,905
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
----------------  ----------------  ----------------  ----------------   ----------------  ----------------
     399,117,526     1,227,960,142     3,917,704,523     4,136,759,602        636,476,180        50,349,905
              --                --                --                --                 --                --
----------------  ----------------  ----------------  ----------------   ----------------  ----------------
     399,117,526     1,227,960,142     3,917,704,523     4,136,759,602        636,476,180        50,349,905
             (76)              (41)              (95)             (107)               (10)             (255)
----------------  ----------------  ----------------  ----------------   ----------------  ----------------
$    399,117,450  $  1,227,960,101  $  3,917,704,428  $  4,136,759,495   $    636,476,170  $     50,349,650
================  ================  ================  ================   ================  ================
      35,961,422       106,444,385       324,915,762       325,383,030         49,085,211         4,218,383
$10.93 to $11.18  $11.37 to $11.63  $11.88 to $12.15  $12.53 to $12.81   $12.78 to $13.07  $11.80 to $12.01

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                      LEGG MASON          MET/PUTNAM
                                                     VALUE EQUITY    CAPITAL OPPORTUNITIES
                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                   ----------------  ---------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth and Income Portfolio
 30,708,673 shares; cost $764,710,380............. $             --    $             --
Lord Abbett Bond Debenture Portfolio
 24,656,426 shares; cost $300,813,066.............               --                  --
Van Kampen Mid-Cap Growth Portfolio
 627,386 shares; cost $6,264,977..................               --                  --
Lord Abbett Mid-Cap Value Portfolio
 431,246 shares; cost $9,245,008..................               --                  --
Lazard Mid-Cap Portfolio
 9,250,772 shares; cost $117,034,617..............               --                  --
Met/AIM Small-Cap Growth Portfolio
 13,337,933 shares; cost $158,996,241.............               --                  --
Harris Oakmark International Portfolio
 21,858,535 shares; cost $300,347,896.............               --                  --
Third Ave Small-Cap Value Portfolio
 20,707,826 shares; cost $273,812,156.............               --                  --
Oppenheimer Capital Appreciation Portfolio
 38,889,036 shares; cost $321,761,713.............               --                  --
Legg Mason Aggressive Growth Portfolio
 14,647,579 shares; cost $104,873,792.............               --                  --
PIMCO Total Return Portfolio
 37,636,573 shares; cost $430,893,764.............               --                  --
RCM Global Technology Portfolio
 9,435,054 shares; cost $41,812,217...............               --                  --
PIMCO Inflation Protected Bond Portfolio
 24,844,627 shares; cost $262,799,399.............               --                  --
T. Rowe Price Mid-Cap Growth Portfolio
 25,553,534 shares; cost $171,850,811.............               --                  --
MFS Research International Portfolio
 19,255,275 shares; cost $212,068,810.............               --                  --
Neuberger Berman Real Estate Portfolio
 7,563,455 shares; cost $98,920,175...............               --                  --
Turner Mid-Cap Growth Portfolio
 3,920,528 shares; cost $42,618,970...............               --                  --
Goldman Sachs Mid-Cap Value Portfolio
 9,417,151 shares; cost $113,377,700..............               --                  --
MetLife Defensive Strategy Portfolio
 35,988,956 shares; cost $369,139,990.............               --                  --
MetLife Moderate Strategy Portfolio
 106,224,926 shares; cost $1,097,763,728..........               --                  --
MetLife Balanced Strategy Portfolio
 322,444,817 shares; cost $3,410,672,923..........               --                  --
MetLife Growth Strategy Portfolio
 321,426,542 shares; cost $3,558,404,439..........               --                  --
MetLife Aggressive Strategy Portfolio
 48,291,060 shares; cost $529,345,000.............               --                  --
Van Kampen Comstock Portfolio
 4,227,532 shares; cost $45,264,272...............               --                  --
Legg Mason Value Equity Portfolio
 3,598,604 shares; cost $37,697,501...............       40,088,450                  --
Met/Putnam Capital Opportunities
 24,272 shares; cost $355,592.....................               --             365,536
MFS Emerging Markets Equity Portfolio
 898,490 shares; cost $8,448,425..................               --                  --
Loomis Sayles Global Markets Portfolio
 753,134 shares; cost $7,243,568..................               --                  --
                                                   ----------------    ----------------
Total Investments.................................       40,088,450             365,536
Due From MetLife Investors USA Insurance Company..               --                  --
                                                   ----------------    ----------------
Total Assets......................................       40,088,450             365,536
LIABILITIES:
Due to MetLife Investors USA Insurance Company....             (197)                (51)
                                                   ----------------    ----------------
NET ASSETS........................................ $     40,088,253    $        365,485
                                                   ================    ================
Outstanding Units.................................        3,602,950              19,711
Unit Fair Values.................................. $11.05 to $11.18    $16.42 to $20.02

  The accompanying notes are an integral part of these financial statements.

                        MFS EMERGING     LOOMIS SAYLES
                       MARKETS EQUITY    GLOBAL MARKETS
                        SUB-ACCOUNT       SUB-ACCOUNT
                      ----------------  ----------------
                      $             --  $             --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                             9,425,159                --
                                    --         7,787,407
                      ----------------  ----------------
                             9,425,159         7,787,407
                                    --                --
                      ----------------  ----------------
                             9,425,159         7,787,407
                                  (500)             (498)
                      ----------------  ----------------
                      $      9,424,659  $      7,786,909
                      ================  ================
                               901,069           754,781
                      $10.41 to $10.49  $10.27 to $10.35

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                       MET/AIM               JANUS
                                                 CAPITAL APPRECIATION CAPITAL APPRECIATION
                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                 -------------------- --------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS FUND-(CONTINUED)
Met/AIM Capital Appreciation Portfolio
  104,709 shares; cost $1,223,245...............   $      1,134,002    $              --
Janus Capital Appreciation Portfolio
  18,168 shares; cost $1,323,292................                 --            1,410,570
MFS Value Portfolio
  427,776 shares; cost $5,933,431...............                 --                   --
Dreman Small Cap Value Portfolio
  384,009 shares; cost $4,889,044...............                 --                   --
Pioneer Fund Portfolio
  262,441 shares; cost $3,595,376...............                 --                   --
Pioneer Mid-Cap Value Portfolio
  327,033 shares; cost $3,681,109...............                 --                   --
Pioneer Strategic Income Portfolio
  3,957,635 shares; cost $38,072,590............                 --                   --
BlackRock Large-Cap Core Portfolio
  173,918 shares; cost $1,820,703...............                 --                   --
BlackRock High Yield Portfolio
 363,952 shares; cost $3,084,150................                 --                   --
AIM VARIABLE INSURANCE FUNDS, INC. ("AIM FUND"):
AIM V.I. Core Equity Portfolio
 43,217 shares; cost $1,084,712.................                 --                   --
AIM V.I. Capital Appreciation Portfolio
 24,119 shares; cost $621,299...................                 --                   --
AIM V.I. International Growth Portfolio
 30,576 shares; cost $628,000...................                 --                   --
AIM V.I. Basic Balanced Portfolio
 81,998 shares; cost $924,491...................                 --                   --
MFS VARIABLE INSURANCE TRUST ("MFS FUND"):
MFS Research Portfolio
 15,338 shares; cost $251,463...................                 --                   --
MFS Investors Trust Portfolio
 7,876 shares; cost $137,282....................                 --                   --
MFS New Discovery Portfolio
 11,836 shares; cost $177,905...................                 --                   --
                                                   ----------------    -----------------
Total Investments...............................          1,134,002            1,410,570
Due From MetLife Investors USA Insurance Company                 --                   --
                                                   ----------------    -----------------
Total Assets....................................          1,134,002            1,410,570
LIABILITIES:
Due to MetLife Investors USA Insurance Company..               (155)                (161)
                                                   ----------------    -----------------
NET ASSETS......................................   $      1,133,847    $       1,410,409
                                                   ================    =================
Outstanding Units...............................             78,887               12,842
Unit Fair Values................................   $13.35 to $14.77    $97.82 to $120.96

  The accompanying notes are an integral part of these financial statements.

       MFS             DREMAN                              PIONEER          PIONEER          BLACKROCK
      VALUE        SMALL CAP VALUE    PIONEER FUND      MID-CAP VALUE   STRATEGIC INCOME   LARGE-CAP CORE
   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
$             --  $             --  $             --  $             --  $             --  $             --
              --                --                --                --                --                --
       6,091,527                --                --                --                --                --
              --         5,287,800                --                --                --                --
              --                --         3,839,509                --                --                --
              --                --                --         3,904,773                --                --
              --                --                --                --        37,439,229                --
              --                --                --                --                --         1,947,877
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       6,091,527         5,287,800         3,839,509         3,904,773        37,439,229         1,947,877
              --                --                --                --                --                --
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       6,091,527         5,287,800         3,839,509         3,904,773        37,439,229         1,947,877
            (273)             (171)             (312)             (182)              (35)             (134)
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
$      6,091,254  $      5,287,629  $      3,839,197  $      3,904,591  $     37,439,194  $      1,947,743
================  ================  ================  ================  ================  ================
         386,214           386,322           202,477           325,656         2,004,763           176,805
$15.02 to $16.20  $13.57 to $13.78  $17.53 to $19.69  $11.89 to $12.07  $17.28 to $19.22  $10.53 to $11.40

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                      BLACKROCK      AIM V.I.
                                                     HIGH YIELD     CORE EQUITY
                                                     SUB-ACCOUNT    SUB-ACCOUNT
                                                  ----------------  -----------
 ASSETS:
 INVESTMENTS AT FAIR VALUE:
 MET INVESTORS FUND-(CONTINUED)
 Met/AIM Capital Appreciation Portfolio
   104,709 shares; cost $1,223,245............... $             --  $       --
 Janus Capital Appreciation Portfolio
   18,168 shares; cost $1,323,292................               --          --
 MFS Value Portfolio
   427,776 shares; cost $5,933,431...............               --          --
 Dreman Small Cap Value Portfolio
   384,009 shares; cost $4,889,044...............               --          --
 Pioneer Fund Portfolio
   262,441 shares; cost $3,595,376...............               --          --
 Pioneer Mid-Cap Value Portfolio
   327,033 shares; cost $3,681,109...............               --          --
 Pioneer Strategic Income Portfolio
   3,957,635 shares; cost $38,072,590............               --          --
 BlackRock Large-Cap Core Portfolio
   173,918 shares; cost $1,820,703...............               --          --
 BlackRock High Yield Portfolio
  363,952 shares; cost $3,084,150................        3,246,450          --
 AIM VARIABLE INSURANCE FUNDS, INC. ("AIM FUND"):
 AIM V.I. Core Equity Portfolio
  43,217 shares; cost $1,084,712.................               --   1,176,358
 AIM V.I. Capital Appreciation Portfolio
  24,119 shares; cost $621,299...................               --          --
 AIM V.I. International Growth Portfolio
  30,576 shares; cost $628,000...................               --          --
 AIM V.I. Basic Balanced Portfolio
  81,998 shares; cost $924,491...................               --          --
 MFS VARIABLE INSURANCE TRUST ("MFS FUND"):
 MFS Research Portfolio
  15,338 shares; cost $251,463...................               --          --
 MFS Investors Trust Portfolio
  7,876 shares; cost $137,282....................               --          --
 MFS New Discovery Portfolio
  11,836 shares; cost $177,905...................               --          --
                                                  ----------------  ----------
 Total Investments...............................        3,246,450   1,176,358
 Due From MetLife Investors USA Insurance Company               --          --
                                                  ----------------  ----------
 Total Assets....................................        3,246,450   1,176,358
 LIABILITIES:
 Due to MetLife Investors USA Insurance Company..              (52)         --
                                                  ----------------  ----------
 NET ASSETS...................................... $      3,246,398  $1,176,358
                                                  ================  ==========
 Outstanding Units...............................          198,218     265,665
 Unit Fair Values................................ $15.62 to $16.62  $     4.43

  The accompanying notes are an integral part of these financial statements.

      AIM V.I.             AIM V.I.          AIM V.I.        MFS           MFS            MFS
CAPITAL APPRECIATION INTERNATIONAL GROWTH BASIC BALANCED  RESEARCH   INVESTORS TRUST NEW DISCOVERY
    SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
-------------------- -------------------- -------------- ----------- --------------- -------------

      $     --             $     --          $     --     $     --      $     --       $     --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

       632,397                   --                --           --            --             --

            --              899,843                --           --            --             --

            --                   --           977,413           --            --             --

            --                   --                --      276,705            --             --

            --                   --                --           --       170,830             --

            --                   --                --           --            --        206,180
      --------             --------          --------     --------      --------       --------
       632,397              899,843           977,413      276,705       170,830        206,180
             1                   --                --           --             1             --
      --------             --------          --------     --------      --------       --------
       632,398              899,843           977,413      276,705       170,831        206,180
            --                   (1)               (1)          --            --             --
      --------             --------          --------     --------      --------       --------
      $632,398             $899,842          $977,412     $276,705      $170,831       $206,180
      ========             ========          ========     ========      ========       ========
       125,055              119,102           183,755       54,023        33,624         28,494
      $   5.06             $   7.56          $   5.32     $   5.12      $   5.08       $   7.24

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006


                                                             OPPENHEIMER MAIN STREET OPPENHEIMER
                                                                 GROWTH & INCOME        BOND
                                                                   SUB-ACCOUNT       SUB-ACCOUNT
                                                             ----------------------- -----------
ASSETS:
INVESTMENTS AT FAIR VALUE:
OPPENHEIMER VARIABLE ACCOUNT FUNDS ("OPPENHEIMER FUND"):
Oppenheimer Main Street Growth & Income Portfolio
  12,979 shares; cost $267,087..............................        $321,623          $     --
Oppenheimer Bond Portfolio
  29,066 shares; cost $317,277..............................              --           324,377
Oppenheimer Strategic Bond Portfolio
  9,756 shares; cost $46,259................................              --                --
Oppenheimer Main Street Small-Cap Growth Portfolio
  9,786 shares; cost $128,150...............................              --                --
Oppenheimer Money Portfolio
  187,426 shares; cost $187,426.............................              --                --
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("FIDELITY FUND"):
Fidelity Asset Manager Portfolio
  8,952,514 shares; cost $141,139,012.......................              --                --
Fidelity Growth Portfolio
  5,990,122 shares; cost $226,828,780.......................              --                --
Fidelity Contrafund Portfolio
  10,754,221 shares; cost $243,589,087......................              --                --
Fidelity Overseas Portfolio
  469,727 shares; cost $8,733,560...........................              --                --
Fidelity Equity-Income Portfolio
  679,763 shares; cost $16,039,746..........................              --                --
Fidelity Index 500 Portfolio
  841,576 shares; cost $107,240,759.........................              --                --
Fidelity Money Market Portfolio
  35,607,272 shares; cost $35,607,272.......................              --                --
Fidelity Mid-Cap Portfolio
  413,016 shares; cost $13,494,350..........................              --                --
DWS VARIABLE SERIES II: ("DWS FUND")
DWS International Portfolio
  2,627,448 shares; cost $28,004,465........................              --                --
                                                                    --------          --------
Total Investments...........................................         321,623           324,377
Due From MetLife Investors USA Insurance Company............              --                --
                                                                    --------          --------
Total Assets................................................         321,623           324,377
LIABILITIES:
Due to MetLife Investors USA Insurance Company..............              --                --
                                                                    --------          --------
NET ASSETS..................................................        $321,623          $324,377
                                                                    ========          ========
Outstanding Units...........................................          59,121            47,067
Unit Fair Values............................................        $   5.44          $   6.89

  The accompanying notes are an integral part of these financial statements.

 OPPENHEIMER   OPPENHEIMER MAIN STREET OPPENHEIMER  FIDELITY ASSET      FIDELITY          FIDELITY
STRATEGIC BOND    SMALL-CAP GROWTH        MONEY        MANAGER           GROWTH          CONTRAFUND
 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------- ----------------------- ----------- ----------------  ---------------- ----------------
   $    --            $     --          $     --   $             --  $             -- $             --
        --                  --                --                 --                --               --
    51,318                  --                --                 --                --               --
        --             187,407                --                 --                --               --
        --                  --           187,426                 --                --               --
        --                  --                --        140,644,003                --               --
        --                  --                --                 --       214,865,660               --
        --                  --                --                 --                --      338,418,320
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
   -------            --------          --------   ----------------  ---------------- ----------------
    51,318             187,407           187,426        140,644,003       214,865,660      338,418,320
        --                  --               351                 --                 3               --
   -------            --------          --------   ----------------  ---------------- ----------------
    51,318             187,407           187,777        140,644,003       214,865,663      338,418,320
        --                  (2)               --                 (1)               --             (153)
   -------            --------          --------   ----------------  ---------------- ----------------
   $51,318            $187,405          $187,777   $    140,644,002  $    214,865,663 $    338,418,167
   =======            ========          ========   ================  ================ ================
     6,741              17,793            33,346         13,137,764        16,167,140       17,625,464
   $  7.61            $  10.53          $   5.63   $10.62 to $10.85  $13.24 to $13.40 $10.73 to $40.96

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                FIDELITY        FIDELITY
                                                                OVERSEAS      EQUITY-INCOME
                                                               SUB-ACCOUNT     SUB-ACCOUNT
                                                             ---------------- -------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
OPPENHEIMER VARIABLE ACCOUNT FUNDS ("OPPENHEIMER FUND"):
Oppenheimer Main Street Growth & Income Portfolio
  12,979 shares; cost $267,087.............................. $             --  $        --
Oppenheimer Bond Portfolio
  29,066 shares; cost $317,277..............................               --           --
Oppenheimer Strategic Bond Portfolio
  9,756 shares; cost $46,259................................               --           --
Oppenheimer Main Street Small-Cap Growth Portfolio
  9,786 shares; cost $128,150...............................               --           --
Oppenheimer Money Portfolio
  187,426 shares; cost $187,426.............................               --           --
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("FIDELITY FUND"):
Fidelity Asset Manager Portfolio
  8,952,514 shares; cost $141,139,012.......................               --           --
Fidelity Growth Portfolio
  5,990,122 shares; cost $226,828,780.......................               --           --
Fidelity Contrafund Portfolio
  10,754,221 shares; cost $243,589,087......................               --           --
Fidelity Overseas Portfolio
  469,727 shares; cost $8,733,560...........................       11,259,343           --
Fidelity Equity-Income Portfolio
  679,763 shares; cost $16,039,746..........................               --   17,809,781
Fidelity Index 500 Portfolio
  841,576 shares; cost $107,240,759.........................               --           --
Fidelity Money Market Portfolio
  35,607,272 shares; cost $35,607,272.......................               --           --
Fidelity Mid-Cap Portfolio
  413,016 shares; cost $13,494,350..........................               --           --
DWS VARIABLE SERIES II: ("DWS FUND")
DWS International Portfolio
  2,627,448 shares; cost $28,004,465........................               --           --
                                                             ----------------  -----------
Total Investments...........................................       11,259,343   17,809,781
Due From MetLife Investors USA Insurance Company............                2            1
                                                             ----------------  -----------
Total Assets................................................       11,259,345   17,809,782
LIABILITIES:
Due to MetLife Investors USA Insurance Company..............               --           --
                                                             ----------------  -----------
NET ASSETS.................................................. $     11,259,345  $17,809,782
                                                             ================  ===========
Outstanding Units...........................................          951,985    1,227,074
Unit Fair Values............................................ $10.93 to $12.59  $     14.51

  The accompanying notes are an integral part of these financial statements.

         FIDELITY         FIDELITY        FIDELITY             DWS
         INDEX 500      MONEY MARKET       MID CAP        INTERNATIONAL
        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
      ---------------- -------------- ----------------  ----------------
      $             -- $           -- $             --  $             --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
           135,796,689             --               --                --
                    --     35,607,272               --                --
                    --             --       14,145,812                --
                    --             --               --        35,260,354
      ---------------- -------------- ----------------  ----------------
           135,796,689     35,607,272       14,145,812        35,260,354
                     1             27               --                --
      ---------------- -------------- ----------------  ----------------
           135,796,690     35,607,299       14,145,812        35,260,354
                    --             --              (19)               (1)
      ---------------- -------------- ----------------  ----------------
      $    135,796,690 $   35,607,299 $     14,145,793  $     35,260,353
      ================ ============== ================  ================
             8,294,641      4,981,073          398,050         3,170,743
      $16.29 to $16.69 $7.08 to $7.54 $34.80 to $35.93  $11.07 to $11.12

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                        FI MID CAP            FI
                                                       OPPORTUNITIES       LARGE CAP
                                                        SUB-ACCOUNT       SUB-ACCOUNT
                                                      ---------------  ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND"):
FI Mid Cap Opportunities Portfolio
 269,212 shares; cost $4,488,202..................... $     5,260,410  $             --
FI Large Cap Portfolio
 151,208 shares; cost $2,153,770.....................              --         2,286,270
FI Value Leaders Portfolio
 12,803 shares; cost $2,518,507......................              --                --
Russell 2000 Index Portfolio
 524,738 shares; cost $7,474,342.....................              --                --
FI International Stock Portfolio
 210,750 shares; cost $2,886,429.....................              --                --
MetLife Stock Index Portfolio
 8,792,846 shares; cost $249,660,720.................              --                --
BlackRock Legacy Large-Cap Growth Portfolio
 23,867 shares; cost $515,494........................              --                --
BlackRock Strategic Value Class Portfolio
 750,028 shares; cost $12,980,830....................              --                --
BlackRock Bond Income Class Portfolio
 110,108 shares; cost $11,721,442                                  --                --
BlackRock Large-Cap Value Class Portfolio
  164,067 shares; cost $2,051,342....................              --                --
Lehman Brothers Aggregate Bond Index Portfolio
  428,451 shares; cost $4,594,613....................              --                --
Harris Oakmark Large Cap Value Portfolio
  414,448 shares; cost $5,375,402....................              --                --
Morgan Stanley EAFE Index Portfolio
  900,721 shares; cost $10,928,371...................              --                --
MFS Total Return Portfolio
  186,448 shares; cost $27,074,040...................              --                --
MetLife Mid-Cap Stock Index Portfolio
  819,135 shares; cost $11,032,503...................              --                --
Davis Venture Value Portfolio
  18,103,693 shares; cost $471,520,731...............              --                --
                                                      ---------------  ----------------
Total Investments....................................       5,260,410         2,286,270
Due From MetLife Investors USA Insurance Company.....              --                --
                                                      ---------------  ----------------
Total Assets.........................................       5,260,410         2,286,270
LIABILITIES:
Due to MetLife Investors USA Insurance Company.......              (3)             (225)
                                                      ---------------  ----------------
NET ASSETS........................................... $     5,260,407  $      2,286,045
                                                      ===============  ================
Outstanding Units....................................         566,610           134,065
Unit Fair Values..................................... $2.58 to $22.27  $16.16 to $17.74

  The accompanying notes are an integral part of these financial statements.

       FI             RUSSELL             FI               METLIFE             BLACKROCK            BLACKROCK
  VALUE LEADERS     2000 INDEX    INTERNATIONAL STOCK    STOCK INDEX    LEGACY LARGE-CAP GROWTH  STRATEGIC VALUE
   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------  --------------- ------------------- ----------------  ----------------------- ----------------

$             --  $            --   $            --   $             --     $             --     $             --

              --               --                --                 --                   --                   --

       2,662,309               --                --                 --                   --                   --

              --        8,227,895                --                 --                   --                   --

              --               --         3,233,037                 --                   --                   --

              --               --                --        313,093,674                   --                   --

              --               --                --                 --              538,658                   --

              --               --                --                 --                   --           13,305,492

              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
----------------  ---------------   ---------------   ----------------     ----------------     ----------------
       2,662,309        8,227,895         3,233,037        313,093,674              538,658           13,305,492
              --               --                --                 --                   --                   --
----------------  ---------------   ---------------   ----------------     ----------------     ----------------
       2,662,309        8,227,895         3,233,037        313,093,674              538,658           13,305,492
            (222)              --              (116)              (143)                  (2)                  (2)
----------------  ---------------   ---------------   ----------------     ----------------     ----------------
$      2,662,087  $     8,227,895   $     3,232,921   $    313,093,531     $        538,656     $     13,305,490
================  ===============   ===============   ================     ================     ================
         126,575          490,302           262,656         19,358,596               19,004              613,247
$19.83 to $21.76  $7.17 to $19.71   $5.57 to $19.34   $12.71 to $49.42     $28.33 to $29.96     $21.69 to $22.35

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                         BLACKROCK        BLACKROCK
                                                        BOND INCOME    LARGE-CAP VALUE
                                                        SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------  ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
FI Mid Cap Opportunities Portfolio
 269,212 shares; cost $4,488,202.................... $             --  $             --
FI Large Cap Portfolio
 151,208 shares; cost $2,153,770....................               --                --
FI Value Leaders Portfolio
 12,803 shares; cost $2,518,507.....................               --                --
Russell 2000 Index Portfolio
 524,738 shares; cost $7,474,342....................               --                --
FI International Stock Portfolio
 210,750 shares; cost $2,886,429....................               --                --
MetLife Stock Index Portfolio
 8,792,846 shares; cost $249,660,720................               --                --
BlackRock Legacy Large-Cap Growth Portfolio
 23,867 shares; cost $515,494.......................               --                --
BlackRock Strategic Value Class Portfolio
 750,028 shares; cost $12,980,830...................               --                --
BlackRock Bond Income Class Portfolio
  110,108 shares; cost $11,721,442..................       11,911,611                --
BlackRock Large-Cap Value Class Portfolio
  164,067 shares; cost $2,051,342...................               --         2,265,769
Lehman Brothers Aggregate Bond Index Portfolio
  428,451 shares; cost $4,594,613...................               --                --
Harris Oakmark Large Cap Value Portfolio
  414,448 shares; cost $5,375,402...................               --                --
Morgan Stanley EAFE Index Portfolio
  900,721 shares; cost $10,928,371..................               --                --
MFS Total Return Portfolio
  186,448 shares; cost $27,074,040..................               --                --
MetLife Mid-Cap Stock Index Portfolio
  819,135 shares; cost $11,032,503..................               --                --
Davis Venture Value Portfolio
  18,103,693 shares; cost $471,520,731..............               --                --
                                                     ----------------  ----------------
Total Investments...................................       11,911,611         2,265,769
Due From MetLife Investors USA Insurance Company....               --                 1
                                                     ----------------  ----------------
Total Assets........................................       11,911,611         2,265,770
LIABILITIES:
Due to MetLife Investors USA Insurance Company......             (239)               --
                                                     ----------------  ----------------
NET ASSETS.......................................... $     11,911,372  $      2,265,770
                                                     ================  ================
Outstanding Units...................................          261,942           154,904
Unit Fair Values.................................... $38.47 to $55.36  $14.62 to $14.94

  The accompanying notes are an integral part of these financial statements.

  LEHMAN BROTHERS     HARRIS OAKMARK    MORGAN STANLEY                          METLIFE             DAVIS
AGGREGATE BOND INDEX  LARGE CAP VALUE     EAFE INDEX    MFS TOTAL RETURN  MID CAP STOCK INDEX   VENTURE VALUE
    SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------- ----------------  ---------------- ----------------  ------------------- ----------------

  $             --   $             --  $             -- $             --   $             --   $             --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --
                --                 --                --               --                 --                 --
                --                 --                --               --                 --                 --
         4,610,138                 --                --               --                 --                 --
                --          6,357,637                --               --                 --                 --
                --                 --        14,411,541               --                 --                 --
                --                 --                --       29,037,549                 --                 --
                --                 --                --               --         11,992,134                 --
                --                 --                --               --                 --        632,598,828
  ----------------   ----------------  ---------------- ----------------   ----------------   ----------------
         4,610,138          6,357,637        14,411,541       29,037,549         11,992,134        632,598,828
                --                 --                 1               --                 --                 --
  ----------------   ----------------  ---------------- ----------------   ----------------   ----------------
         4,610,138          6,357,637        14,411,542       29,037,549         11,992,134        632,598,828
                (1)                (1)               --             (117)                --                (99)
  ----------------   ----------------  ---------------- ----------------   ----------------   ----------------
  $      4,610,137   $      6,357,636  $     14,411,542 $     29,037,432   $     11,992,134   $    632,598,729
  ================   ================  ================ ================   ================   ================
           340,120            420,888           910,003          647,027            751,885         43,433,483
  $13.55 to $14.07   $15.10 to $15.68  $15.83 to $16.43 $38.20 to $52.44   $15.93 to $16.42   $13.94 to $41.19

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006


                                                       HARRIS OAKMARK      JENNISON
                                                       FOCUSED VALUE        GROWTH
                                                        SUB-ACCOUNT       SUB-ACCOUNT
                                                      ----------------  ---------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND-(CONTINUED)
Harris Oakmark Focused Value Portfolio
  1,522,174 shares; cost $332,895,471................ $    402,048,714  $            --
Jennison Growth Portfolio
  14,421,921 shares; cost $148,285,316...............               --      182,151,122
BlackRock Money Market Portfolio
  1,875,778 shares; cost $187,577,653................               --               --
T. Rowe Price Small-Cap Growth Portfolio
  70,963 shares; cost $1,047,611.....................               --               --
Western Asset Management U.S. Government Portfolio
  1,960,558 shares; cost $23,534,833.................               --               --
Oppenheimer Global Equity Portfolio
  219,738 shares; cost $3,375,726....................               --               --
MetLife Aggressive Allocation Portfolio
  103,581 shares; cost $1,185,708....................               --               --
MetLife Conservative Allocation Portfolio
  198,131 shares; cost $2,002,412....................               --               --
MetLife Conservative to Moderate Portfolio
  277,709 shares; cost $2,870,094....................               --               --
MetLife Moderate Allocation Portfolio
  1,582,979 shares; cost $17,083,414.................               --               --
MetLife Moderate to Aggressive Allocation Portfolio
  1,878,246 shares; cost $21,032,411.................               --               --
VAN KAMPEN LIFE INVESTMENT TRUST ("VAN KAMPEN FUND"):
Van Kampen Strategic Growth Portfolio
  173,837 shares; cost $4,846,649....................               --               --
Van Kampen Enterprise Portfolio
  10,015 shares; cost $149,642.......................               --               --
Van Kampen Growth and Income Portfolio
  926,708 shares; cost $18,651,955...................               --               --
Van Kampen Comstock Portfolio
  2,263,617 shares; cost $30,702,343.................               --               --
                                                      ----------------  ---------------
Total Investments....................................      402,048,714      182,151,122
Due From MetLife Investors USA Insurance Company.....               --               --
                                                      ----------------  ---------------
Total Assets.........................................      402,048,714      182,151,122
LIABILITIES:
Due to MetLife Investors USA Insurance Company.......              (89)            (120)
                                                      ----------------  ---------------
NET ASSETS........................................... $    402,048,625  $   182,151,002
                                                      ================  ===============
Outstanding Units....................................       21,686,262       15,655,366
Unit Fair Values..................................... $17.28 to $43.74  $2.45 to $11.92

  The accompanying notes are an integral part of these financial statements.

  BLACKROCK      T. ROWE PRICE   WESTERN ASSET MANAGEMENT    OPPENHEIMER           METLIFE                METLIFE
 MONEY MARKET   SMALL-CAP GROWTH     U.S. GOVERNMENT        GLOBAL EQUITY   AGGRESSIVE ALLOCATION CONSERVATIVE ALLOCATION
 SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
--------------- ---------------- ------------------------ ----------------  --------------------- -----------------------
$            -- $             --     $             --     $             --    $             --       $             --
             --               --                   --                   --                  --                     --
    187,577,717               --                   --                   --                  --                     --
             --        1,115,537                   --                   --                  --                     --
             --               --           24,039,824                   --                  --                     --
             --               --                   --            3,691,591                  --                     --
             --               --                   --                   --           1,267,828                     --
             --               --                   --                   --                  --              2,088,304
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
--------------- ----------------     ----------------     ----------------    ----------------       ----------------
    187,577,717        1,115,537           24,039,824            3,691,591           1,267,828              2,088,304
            203                2                   --                   --                  --                     --
                ----------------     ----------------     ----------------    ----------------       ----------------
--------------- ----------------     ----------------     ----------------    ----------------       ----------------
    187,577,920        1,115,539           24,039,824            3,691,591           1,267,828              2,088,304
             --               --                 (401)                 (89)               (139)                  (159)
                ----------------     ----------------     ----------------    ----------------       ----------------
--------------- ----------------     ----------------     ----------------    ----------------       ----------------
$   187,577,920 $      1,115,539     $     24,039,423     $      3,691,502    $      1,267,689       $      2,088,145
=============== ================     ================     ================    ================       ================
     18,324,659           73,595            1,527,142              195,337             101,305                194,471
$9.91 to $24.22 $15.00 to $16.94     $14.41 to $16.38     $18.38 to $19.12    $12.39 to $12.57       $10.65 to $10.81

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                    METLIFE                     METLIFE
                                                      CONSERVATIVE TO MODERATE ALLOCATION MODERATE ALLOCATION
                                                                  SUB-ACCOUNT                 SUB-ACCOUNT
                                                      ----------------------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND-(CONTINUED)
Harris Oakmark Focused Value Portfolio
  1,522,174 shares; cost $332,895,471................          $             --            $             --
Jennison Growth Portfolio
  14,421,921 shares; cost $148,285,316...............                        --                          --
BlackRock Money Market Portfolio
  1,875,778 shares; cost $187,577,653................                        --                          --
T. Rowe Price Small-Cap Growth Portfolio
  70,963 shares; cost $1,047,611.....................                        --                          --
Western Asset Management U.S. Government Portfolio
  1,960,558 shares; cost $23,534,833.................                        --                          --
Oppenheimer Global Equity Portfolio
  219,738 shares; cost $3,375,726....................                        --                          --
MetLife Aggressive Allocation Portfolio
  103,581 shares; cost $1,185,708....................                        --                          --
MetLife Conservative Allocation Portfolio
  198,131 shares; cost $2,002,412....................                        --                          --
MetLife Conservative to Moderate Portfolio
  277,709 shares; cost $2,870,094....................                 3,060,349                          --
MetLife Moderate Allocation Portfolio
  1,582,979 shares; cost $17,083,414.................                        --                  18,172,602
MetLife Moderate to Aggressive Allocation Portfolio
  1,878,246 shares; cost $21,032,411.................                        --                          --
VAN KAMPEN LIFE INVESTMENT TRUST ("VAN KAMPEN FUND"):
Van Kampen Strategic Growth Portfolio
  173,837 shares; cost $4,846,649....................                        --                          --
Van Kampen Enterprise Portfolio
  10,015 shares; cost $149,642.......................                        --                          --
Van Kampen Growth and Income Portfolio
  926,708 shares; cost $18,651,955...................                        --                          --
Van Kampen Comstock Portfolio
  2,263,617 shares; cost $30,702,343.................                        --                          --
                                                               ----------------            ----------------
Total Investments....................................                 3,060,349                  18,172,602
Due From MetLife Investors USA Insurance Company.....                        --                          --
                                                               ----------------            ----------------
Total Assets.........................................                 3,060,349                  18,172,602
LIABILITIES:
Due to MetLife Investors USA Insurance Company.......                      (153)                        (69)
                                                               ----------------            ----------------
NET ASSETS...........................................          $      3,060,196            $     18,172,533
                                                               ================            ================
Outstanding Units....................................                   273,176                   1,554,946
Unit Fair Values.....................................          $11.10 to $11.26            $11.58 to $11.75

  The accompanying notes are an integral part of these financial statements.

             METLIFE                 VAN KAMPEN    VAN KAMPEN     VAN KAMPEN        VAN KAMPEN
MODERATE TO AGGRESSIVE ALLOCATION STRATEGIC GROWTH ENTERPRISE  GROWTH AND INCOME     COMSTOCK
           SUB-ACCOUNT              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------- ---------------- ----------- ----------------- ----------------
        $             --           $           --   $     --    $            --  $             --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
              22,426,253                       --         --                 --                --
                      --                4,964,853         --                 --                --
                      --                       --    155,620                 --                --
                      --                       --         --         20,351,040                --
                      --                       --         --                 --        33,275,165
        ----------------           --------------   --------    ---------------  ----------------
              22,426,253                4,964,853    155,620         20,351,040        33,275,165
                      --                        1        307                 --                --
        ----------------           --------------   --------    ---------------  ----------------
              22,426,253                4,964,854    155,620         20,351,040        33,275,165
                    (113)                    (203)        --                 --                (1)
        ----------------           --------------   --------    ---------------  ----------------
        $     22,426,140           $    4,964,651   $155,927    $    20,351,040  $     33,275,164
        ================           ==============   ========    ===============  ================
               1,876,875                1,033,865     39,881          1,465,291         2,167,418
        $11.84 to $12.01           $4.59 to $4.87   $   3.91    $7.17 to $14.19  $15.09 to $15.48

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                            FEDERATED      FEDERATED
                                                                          EQUITY INCOME HIGH INCOME BOND
                                                                           SUB-ACCOUNT    SUB-ACCOUNT
                                                                          ------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
FEDERATED INVESTORS INSURANCE COMPANY ("FEDERATED FUND"):
Federated Equity Income Portfolio
 5,933 shares; cost $75,771..............................................    $96,943        $     --
Federated High Income Bond Portfolio
 16,905 shares; cost $130,755............................................         --         132,704
Federated Growth Strategies Portfolio
 7,389 shares; cost $207,083.............................................         --              --
NEUBERGER BERMAN ("NEUBERGER FUND"):
Neuberger Genesis Portfolio
 276 shares; cost $8,679.................................................         --              --
THE ALGER AMERICAN FUND ("ALGER FUND"):
Alger American Small-Capitalization Portfolio
 2,610,095 shares; cost $76,419,808......................................         --              --
T. ROWE PRICE FUNDS ("T. ROWE FUND"):
T. Rowe Price Growth Portfolio
 328,981 shares; cost $9,045,316.........................................         --              --
T. Rowe Price International Portfolio
 79,277 shares; cost $1,090,391..........................................         --              --
T. Rowe Price Prime Reserve Portfolio
 1,519,150 shares; cost $1,519,151.......................................         --              --
JANUS CAPITAL FUNDS CORP. ("JANUS FUND"):
Janus Aspen Worldwide Growth Portfolio
 304 shares; cost $7,096.................................................         --              --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUND"):
American Funds Global Small-Capitalization Portfolio
 802,656 shares; cost $15,885,453........................................         --              --
American Funds Growth Portfolio
 1,740,066 shares; cost $99,864,698......................................         --              --
American Funds Growth and Income Portfolio
 1,809,532 shares; cost $69,531,613......................................         --              --
American Funds Global Growth Portfolio
 1,483,077 shares; cost $31,490,462......................................         --              --
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. ("ALLIANCE FUNDS"):
AllianceBernstein Large-Cap Growth Portfolio
 25,247 shares; cost $627,823............................................         --              --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TEMPLETON FUNDS"):
Templeton Developing Markets Portfolio
 810,656 shares; cost $9,741,807.........................................         --              --
Templeton Foreign Securities Portfolio
 1,289,426 shares; cost $21,783,205......................................         --              --
Templeton Growth Securities Portfolio
 953,110 shares; cost $14,073,119........................................         --              --
Franklin Mutual Shares Securities Portfolio
 1,442,635 shares; cost $27,675,118......................................         --              --
Franklin Income Securities Portfolio
 1,660,193 shares; cost $27,242,961......................................         --              --
THE UNIVERSAL INSTITUTIONAL FUNDS, INC: ("UIF FUND")
Van Kampen UIF Equity and Income Portfolio
 4,592,104 shares; cost $64,805,614......................................         --              --
Van Kampen UIF U.S. Real Estate Portfolio
 947,079 shares; cost $25,052,712........................................         --              --
PIONEER VARIABLE CONTRACTS TRUST: ("PIONEER FUND")
Pioneer VCT Mid-Cap Value Portfolio
 406,082 shares; cost $8,340,978.........................................         --              --
                                                                             -------        --------
Total Investments........................................................     96,943         132,704
Due From MetLife Investors USA Insurance Company.........................         --              --
                                                                             -------        --------
Total Assets.............................................................     96,943         132,704
LIABILITIES:
Due to MetLife Investors USA Insurance Company...........................         (1)             (1)
                                                                             -------        --------
NET ASSETS...............................................................    $96,942        $132,703
                                                                             =======        ========
Outstanding Units........................................................     17,127          20,273
Unit Fair Values.........................................................    $  5.66        $   6.55

  The accompanying notes are an integral part of these financial statements.

    FEDERATED      NEUBERGER     ALGER AMERICAN    T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
GROWTH STRATEGIES   GENESIS   SMALL-CAPITALIZATION    GROWTH     INTERNATIONAL PRIME RESERVE
   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
----------------- ----------- -------------------- ------------- ------------- -------------
    $     --        $    --      $           --     $        --   $       --    $       --
          --             --                  --              --           --            --
     189,447             --                  --              --           --            --
          --         13,131                  --              --           --            --
          --             --          74,178,888              --           --            --
          --             --                  --      10,405,666           --            --
          --             --                  --              --    1,334,230            --
          --             --                  --              --           --     1,519,151
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
    --------        -------      --------------     -----------   ----------    ----------
     189,447         13,131          74,178,888      10,405,666    1,334,230     1,519,151
          --             36                   1               1           --             4
    --------        -------      --------------     -----------   ----------    ----------
     189,447         13,167          74,178,889      10,405,667    1,334,230     1,519,155
          (5)            --                  --              --           --            --
    --------        -------      --------------     -----------   ----------    ----------
    $189,442        $13,167      $   74,178,889     $10,405,667   $1,334,230    $1,519,155
    ========        =======      ==============     ===========   ==========    ==========
      32,906          1,051           7,749,990         128,359       96,658        87,463
    $   5.76        $ 12.53      $9.53 to $9.61     $     81.07   $    13.80    $    17.37

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                            JANUS ASPEN          AMERICAN FUNDS
                                                                          WORLDWIDE GROWTH GLOBAL SMALL CAPITALIZATION
                                                                            SUB-ACCOUNT            SUB-ACCOUNT
                                                                          ---------------- ---------------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
FEDERATED INVESTORS INSURANCE COMPANY ("FEDERATED FUND"):
Federated Equity Income Portfolio
 5,933 shares; cost $75,771..............................................      $   --           $             --
Federated High Income Bond Portfolio
 16,905 shares; cost $130,755............................................          --                         --
Federated Growth Strategies Portfolio
 7,389 shares; cost $207,083.............................................          --                         --
NEUBERGER BERMAN ("NEUBERGER FUND"):
Neuberger Genesis Portfolio
 276 shares; cost $8,679.................................................          --                         --
THE ALGER AMERICAN FUND ("ALGER FUND"):
Alger American Small-Capitalization Portfolio
 2,610,095 shares; cost $76,419,808......................................          --                         --
T. ROWE PRICE FUNDS ("T. ROWE FUND"):
T. Rowe Price Growth Portfolio
 328,981 shares; cost $9,045,316.........................................          --                         --
T. Rowe Price International Portfolio
 79,277 shares; cost $1,090,391..........................................          --                         --
T. Rowe Price Prime Reserve Portfolio
 1,519,150 shares; cost $1,519,151.......................................          --                         --
JANUS CAPITAL FUNDS CORP. ("JANUS FUND"):
Janus Aspen Worldwide Growth Portfolio
 304 shares; cost $7,096.................................................       9,874                         --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUND"):
American Funds Global Small-Capitalization Portfolio
 802,656 shares; cost $15,885,453........................................          --                 19,777,453
American Funds Growth Portfolio
 1,740,066 shares; cost $99,864,698......................................          --                         --
American Funds Growth and Income Portfolio
 1,809,532 shares; cost $69,531,613......................................          --                         --
American Funds Global Growth Portfolio
 1,483,077 shares; cost $31,490,462......................................          --                         --
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. ("ALLIANCE FUNDS"):
AllianceBernstein Large-Cap Growth Portfolio
 25,247 shares; cost $627,823............................................          --                         --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TEMPLETON FUNDS"):
Templeton Developing Markets Portfolio
 810,656 shares; cost $9,741,807.........................................          --                         --
Templeton Foreign Securities Portfolio
 1,289,426 shares; cost $21,783,205......................................          --                         --
Templeton Growth Securities Portfolio
 953,110 shares; cost $14,073,119........................................          --                         --
Franklin Mutual Shares Securities Portfolio
 1,442,635 shares; cost $27,675,118......................................          --                         --
Franklin Income Securities Portfolio
 1,660,193 shares; cost $27,242,961......................................          --                         --
THE UNIVERSAL INSTITUTIONAL FUNDS, INC: ("UIF FUND")
Van Kampen UIF Equity and Income Portfolio
 4,592,104 shares; cost $64,805,614......................................          --                         --
Van Kampen UIF U.S. Real Estate Portfolio
 947,079 shares; cost $25,052,712........................................          --                         --
PIONEER VARIABLE CONTRACTS TRUST: ("PIONEER FUND")
Pioneer VCT Mid-Cap Value Portfolio
 406,082 shares; cost $8,340,978.........................................          --                         --
                                                                               ------           ----------------
Total Investments........................................................       9,874                 19,777,453
Due From MetLife Investors USA Insurance Company.........................          --                         --
                                                                               ------           ----------------
Total Assets.............................................................       9,874                 19,777,453
LIABILITIES:
Due to MetLife Investors USA Insurance Company...........................          (1)                        --
                                                                               ------           ----------------
NET ASSETS...............................................................      $9,873           $     19,777,453
                                                                               ======           ================
Outstanding Units........................................................       1,276                    666,735
Unit Fair Values.........................................................      $ 7.73           $29.64 to $30.85

  The accompanying notes are an integral part of these financial statements.

  AMERICAN FUNDS     AMERICAN FUNDS     AMERICAN FUNDS   ALLIANCEBERNSTEIN     TEMPLETON          TEMPLETON
      GROWTH        GROWTH AND INCOME   GLOBAL GROWTH    LARGE CAP GROWTH  DEVELOPING MARKETS FOREIGN SECURITIES
   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
------------------  -----------------  ----------------  ----------------- ------------------ ------------------
$               --  $              --  $             --  $             --   $             --   $             --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
       111,503,456                 --                --                --                 --                 --
                --         76,344,178                --                --                 --                 --
                --                 --        34,540,865                --                 --                 --
                --                 --                --           665,774                 --                 --
                --                 --                --                --         11,178,948                 --
                --                 --                --                --                 --         24,138,061
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
------------------  -----------------  ----------------  ----------------   ----------------   ----------------
       111,503,456         76,344,178        34,540,865           665,774         11,178,948         24,138,061
                --                 --                --                --                 --                 --
------------------  -----------------  ----------------  ----------------   ----------------   ----------------
       111,503,456         76,344,178        34,540,865           665,774         11,178,948         24,138,061
               (86)              (113)             (197)             (117)              (236)              (252)
------------------  -----------------  ----------------  ----------------   ----------------   ----------------
$      111,503,370  $      76,344,065  $     34,540,668  $        665,657   $     11,178,712   $     24,137,809
==================  =================  ================  ================   ================   ================
           729,519            687,630         1,374,016            19,969            764,911            946,611
$129.74 to $179.18  $94.31 to $130.25  $23.74 to $25.90  $31.84 to $33.74   $12.21 to $20.23   $13.88 to $32.88

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                              TEMPLETON             FRANKLIN
                                                                          GROWTH SECURITIES MUTUAL SHARES SECURITIES
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                          ----------------- ------------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
FEDERATED INVESTORS INSURANCE COMPANY ("FEDERATED FUND"):
Federated Equity Income Portfolio
 5,933 shares; cost $75,771.............................................. $             --      $             --
Federated High Income Bond Portfolio
 16,905 shares; cost $130,755............................................               --                    --
Federated Growth Strategies Portfolio
 7,389 shares; cost $207,083.............................................               --                    --
NEUBERGER BERMAN ("NEUBERGER FUND"):
Neuberger Genesis Portfolio
 276 shares; cost $8,679.................................................               --                    --
THE ALGER AMERICAN FUND ("ALGER FUND"):
Alger American Small-Capitalization Portfolio
 2,610,095 shares; cost $76,419,808......................................               --                    --
T. ROWE PRICE FUNDS ("T. ROWE FUND"):
T. Rowe Price Growth Portfolio
 328,981 shares; cost $9,045,316.........................................               --                    --
T. Rowe Price International Portfolio
 79,277 shares; cost $1,090,391..........................................               --                    --
T. Rowe Price Prime Reserve Portfolio
 1,519,150 shares; cost $1,519,151.......................................               --                    --
JANUS CAPITAL FUNDS CORP. ("JANUS FUND"):
Janus Aspen Worldwide Growth Portfolio
 304 shares; cost $7,096.................................................               --                    --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUND"):
American Funds Global Small-Capitalization Portfolio
 802,656 shares; cost $15,885,453........................................               --                    --
American Funds Growth Portfolio
 1,740,066 shares; cost $99,864,698......................................               --                    --
American Funds Growth and Income Portfolio
 1,809,532 shares; cost $69,531,613......................................               --                    --
American Funds Global Growth Portfolio
 1,483,077 shares; cost $31,490,462......................................               --                    --
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. ("ALLIANCE FUNDS"):
AllianceBernstein Large-Cap Growth Portfolio
 25,247 shares; cost $627,823............................................               --                    --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TEMPLETON FUNDS"):
Templeton Developing Markets Portfolio
 810,656 shares; cost $9,741,807.........................................               --                    --
Templeton Foreign Securities Portfolio
 1,289,426 shares; cost $21,783,205......................................               --                    --
Templeton Growth Securities Portfolio
 953,110 shares; cost $14,073,119........................................       15,183,041                    --
Franklin Mutual Shares Securities Portfolio
 1,442,635 shares; cost $27,675,118......................................               --            29,530,733
Franklin Income Securities Portfolio
 1,660,193 shares; cost $27,242,961......................................               --                    --
THE UNIVERSAL INSTITUTIONAL FUNDS, INC: ("UIF FUND")
Van Kampen UIF Equity and Income Portfolio
 4,592,104 shares; cost $64,805,614......................................               --                    --
Van Kampen UIF U.S. Real Estate Portfolio
 947,079 shares; cost $25,052,712........................................               --                    --
PIONEER VARIABLE CONTRACTS TRUST: ("PIONEER FUND")
Pioneer VCT Mid-Cap Value Portfolio
 406,082 shares; cost $8,340,978.........................................               --                    --
                                                                          ----------------      ----------------
Total Investments........................................................       15,183,041            29,530,733
Due From MetLife Investors USA Insurance Company.........................               --                    --
                                                                          ----------------      ----------------
Total Assets.............................................................       15,183,041            29,530,733
LIABILITIES:
Due to MetLife Investors USA Insurance Company...........................              (82)                  (15)
                                                                          ----------------      ----------------
NET ASSETS............................................................... $     15,182,959      $     29,530,718
                                                                          ================      ================
Outstanding Units........................................................          784,417             1,273,727
Unit Fair Values......................................................... $18.41 to $19.72      $22.56 to $23.49

  The accompanying notes are an integral part of these financial statements.

     FRANKLIN           VAN KAMPEN            VAN KAMPEN         PIONEER VCT
 INCOME SECURITIES UIF EQUITY AND INCOME UIF U.S. REAL ESTATE   MID-CAP VALUE
    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
 ----------------- --------------------- -------------------- ----------------
 $             --    $             --      $             --   $             --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
       28,820,948                  --                    --                 --
               --          68,376,431                    --                 --
               --                  --            27,806,239                 --
               --                  --                    --          8,219,109
 ----------------    ----------------      ----------------   ----------------
       28,820,948          68,376,431            27,806,239          8,219,109
               --                 145                    --                 --
 ----------------    ----------------      ----------------   ----------------
       28,820,948          68,376,576            27,806,239          8,219,109
             (128)                 --                   (30)               (52)
 ----------------    ----------------      ----------------   ----------------
 $     28,820,820    $     68,376,576      $     27,806,209   $      8,219,057
 ================    ================      ================   ================
          664,025           4,592,861               928,174            262,287
 $38.83 to $45.21    $14.74 to $14.96      $29.52 to $30.20   $30.41 to $31.88

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                           PUTNAM                LMPV
                                                                     VT SMALL-CAP VALUE GLOBAL HIGH YIELD BOND
                                                                        SUB-ACCOUNT          SUB-ACCOUNT
                                                                     ------------------ ----------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam VT Small-Cap Value Portfolio
 335,774 shares; cost $7,548,533....................................  $      8,149,235     $             --
LEGG MASON PARTNERS VARIABLE PORTFOLIO I: ("LMPV I FUND")
LMPV Global High Yield Bond Portfolio
 1,728,875 shares; cost $17,240,969.................................                --           16,994,845
LMPV Small-Cap Growth Portfolio
 292,144 shares; cost $4,242,493....................................                --                   --
LMPV Investors Portfolio
 128,556 shares; cost $2,024,473....................................                --                   --
LEGG MASON PARTNERS VARIABLE PORTFOLIO II: ("LMPV II FUND")
LMPV Capital and Income Portfolio
 3,124,713 shares; cost $34,743,831.................................                --                   --
LMPV Equity Index Portfolio
 1,203,274 shares; cost $38,913,504.................................                --                   --
LMPV Fundamental Value Portfolio
 1,905,198 shares; cost $42,081,890.................................                --                   --
LMPV Appreciation Portfolio
 1,428,482 shares; cost $36,687,999.................................                --                   --
LEGG MASON PARTNERS VARIABLE PORTFOLIO III: ("LMPV III FUND")
LMPV Adjustable Rate Income Portfolio
 224,764 shares; cost $2,287,048....................................                --                   --
LMPV Aggressive Growth Portfolio
 4,575,667 shares; cost $70,334,180.................................                --                   --
LMPV Large-Cap Growth Portfolio
 376,993 shares; cost $5,521,068....................................                --                   --
LMPV Large-Cap Value Portfolio
 53,726 shares; cost $1,098,265.....................................                --                   --
LMPV Money Market Portfolio
 20,676,895 shares; cost $20,676,895................................                --                   --
LPMV Social Awareness Stock Portfolio
 10,434 shares; cost $266,588.......................................                --                   --
LEGG MASON PARTNERS VARIABLE PORTFOLIO IV: ("LMPV IV FUND")
LMPV Multiple-Discipline Balanced All Cap Growth and Value Portfolio
 156,199 shares; cost $2,147,019....................................                --                   --
LMPV Multiple-Discipline Large-Cap Growth and Value Portfolio
 77,302 shares; cost $1,164,331.....................................                --                   --
LMPV Multiple-Discipline All Cap Growth and Value Portfolio
 286,868 shares; cost $4,581,253....................................                --                   --
LMPV Multiple-Discipline Global All Cap Growth and Value Portfolio
 289,110 shares; cost $4,873,821....................................                --                   --
LEGG MASON PARTNERS INVESTMENT SERIES: ("LMPI FUND")
LMPV Premier Selections All Cap Growth Portfolio
 15,788 shares; cost $210,188.......................................                --                   --
LMPV Dividend Strategy Portfolio
 302,034 shares; cost $2,899,459....................................                --                   --
LMPV Growth and Income Portfolio
 328,904 shares; cost $3,377,001....................................                --                   --
LEGG MASON PARTNERS LIFESTYLE SERIES: ("LMPL FUND")
LMPV Lifestyle Balanced Portfolio
 223,248 shares; cost $2,741,588....................................                --                   --
LMPV Lifestyle Growth Portfolio
 29,406 shares; cost $325,808.......................................                --                   --
LMPV Lifestyle High Growth Portfolio
 22,656 shares; cost $306,040.......................................                --                   --
                                                                      ----------------     ----------------
Total Investments...................................................         8,149,235           16,994,845
Due From MetLife Investors USA Insurance Company....................                --                   --
                                                                      ----------------     ----------------
Total Assets........................................................         8,149,235           16,994,845
LIABILITIES:
Due to MetLife Investors USA Insurance Company......................               (18)                (201)
                                                                      ----------------     ----------------
NET ASSETS..........................................................  $      8,149,217     $     16,994,644
                                                                      ================     ================
Outstanding Units...................................................           313,682            1,039,676
Unit Fair Values....................................................  $25.46 to $26.25     $15.48 to $16.73

  The accompanying notes are an integral part of these financial statements.

      LMPV              LMPV               LMPV              LMPV             LMPV              LMPV
SMALL-CAP GROWTH      INVESTORS     CAPITAL AND INCOME   EQUITY INDEX   FUNDAMENTAL VALUE   APPRECIATION
  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
----------------  ----------------  ------------------ ---------------  ----------------- ----------------
$             --  $             --   $             --  $            --  $             --  $             --
              --                --                 --               --                --                --
       4,282,838                --                 --               --                --                --
              --         2,127,603                 --               --                --                --
              --                --         36,059,190               --                --                --
              --                --                 --       41,031,832                --                --
              --                --                 --               --        43,419,469                --
              --                --                 --               --                --        38,211,904
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
----------------  ----------------   ----------------  ---------------  ----------------  ----------------
       4,282,838         2,127,603         36,059,190       41,031,832        43,419,469        38,211,904
              --                --                  1               --                --                --
----------------  ----------------   ----------------  ---------------  ----------------  ----------------
       4,282,838         2,127,603         36,059,191       41,031,832        43,419,469        38,211,904
            (274)             (155)                --              (71)             (137)              (70)
----------------  ----------------   ----------------  ---------------  ----------------  ----------------
$      4,282,564  $      2,127,448   $     36,059,191  $    41,031,761  $     43,419,332  $     38,211,834
================  ================   ================  ===============  ================  ================
         325,638           130,370          3,099,287        1,440,692         1,257,495         1,236,956
$12.81 to $13.36  $15.74 to $17.05   $11.58 to $11.66  $9.61 to $10.25  $31.66 to $35.61  $27.95 to $32.05

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                              LMPV                LMPV
                                                                     ADJUSTABLE RATE INCOME AGGRESSIVE GROWTH
                                                                          SUB-ACCOUNT          SUB-ACCOUNT
                                                                     ---------------------- -----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam VT Small-Cap Value Portfolio
 335,774 shares; cost $7,548,533....................................    $             --    $             --
LEGG MASON PARTNERS VARIABLE PORTFOLIO I: ("LMPV I FUND")
LMPV Global High Yield Bond Portfolio
 1,728,875 shares; cost $17,240,969.................................                  --                  --
LMPV Small-Cap Growth Portfolio
 292,144 shares; cost $4,242,493....................................                  --                  --
LMPV Investors Portfolio
 128,556 shares; cost $2,024,473....................................                  --                  --
LEGG MASON PARTNERS VARIABLE PORTFOLIO II: ("LMPV II FUND")
LMPV Capital and Income Portfolio
 3,124,713 shares; cost $34,743,831.................................                  --                  --
LMPV Equity Index Portfolio
 1,203,274 shares; cost $38,913,504.................................                  --                  --
LMPV Fundamental Value Portfolio
 1,905,198 shares; cost $42,081,890.................................                  --                  --
LMPV Appreciation Portfolio
 1,428,482 shares; cost $36,687,999.................................                  --                  --
LEGG MASON PARTNERS VARIABLE PORTFOLIO III: ("LMPV III FUND")
LMPV Adjustable Rate Income Portfolio
 224,764 shares; cost $2,287,048....................................           2,220,665                  --
LMPV Aggressive Growth Portfolio
 4,575,667 shares; cost $70,334,180.................................                  --          73,942,773
LMPV Large-Cap Growth Portfolio
 376,993 shares; cost $5,521,068....................................                  --                  --
LMPV Large-Cap Value Portfolio
 53,726 shares; cost $1,098,265.....................................                  --                  --
LMPV Money Market Portfolio
 20,676,895 shares; cost $20,676,895................................                  --                  --
LPMV Social Awareness Stock Portfolio
 10,434 shares; cost $266,588.......................................                  --                  --
LEGG MASON PARTNERS VARIABLE PORTFOLIO IV: ("LMPV IV FUND")
LMPV Multiple-Discipline Balanced All Cap Growth and Value Portfolio
 156,199 shares; cost $2,180,130....................................                  --                  --
LMPV Multiple-Discipline Large-Cap Growth and Value Portfolio
 77,302 shares; cost $1,164,331.....................................                  --                  --
LMPV Multiple-Discipline All Cap Growth and Value Portfolio
 286,868 shares; cost $4,581,253....................................                  --                  --
LMPV Multiple-Discipline Global All Cap Growth and Value Portfolio
 289,110 shares; cost $4,873,821....................................                  --                  --
LEGG MASON PARTNERS INVESTMENT SERIES: ("LMPI FUND")
LMPV Premier Selections All Cap Growth Portfolio
 15,788 shares; cost $210,188.......................................                  --                  --
LMPV Dividend Strategy Portfolio
 302,034 shares; cost $2,899,459....................................                  --                  --
LMPV Growth and Income Portfolio
 328,904 shares; cost $3,377,001....................................                  --                  --
LEGG MASON PARTNERS LIFESTYLE SERIES: ("LMPL FUND")
LMPV Lifestyle Balanced Portfolio
 223,248 shares; cost $2,741,588....................................                  --                  --
LMPV Lifestyle Growth Portfolio
 29,406 shares; cost $325,808.......................................                  --                  --
LMPV Lifestyle High Growth Portfolio
 22,656 shares; cost $306,040.......................................                  --                  --
                                                                        ----------------    ----------------
Total Investments...................................................           2,220,665          73,942,773
Due From MetLife Investors USA Insurance Company....................                  --                  --
                                                                        ----------------    ----------------
Total Assets........................................................           2,220,665          73,942,773
LIABILITIES:
Due to MetLife Investors USA Insurance Company......................                (151)               (269)
                                                                        ----------------    ----------------
NET ASSETS..........................................................    $      2,220,514    $     73,942,504
                                                                        ================    ================
Outstanding Units...................................................             216,326           5,468,811
Unit Fair Values....................................................    $10.04 to $10.33    $13.12 to $13.68


  The accompanying notes are an integral part of these financial statements.

      LMPV              LMPV              LMPV                 LMPV              LMPV MULTIPLE-DISCIPLINE
LARGE-CAP GROWTH   LARGE-CAP VALUE    MONEY MARKET    SOCIAL AWARENESS STOCK BALANCED ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT                  SUB-ACCOUNT
----------------  ----------------  ----------------  ---------------------- ---------------------------------
$             --  $             --  $             --     $             --            $             --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
       5,945,184                --                --                   --                          --
              --         1,166,383                --                   --                          --
              --                --        20,676,895                   --                          --
              --                --                --              281,607                          --
              --                --                --                   --                   2,219,593
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
----------------  ----------------  ----------------     ----------------            ----------------
       5,945,184         1,166,383        20,676,895              281,607                   2,219,593
              --                --                --                   --                      32,971
----------------  ----------------  ----------------     ----------------            ----------------
       5,945,184         1,166,383        20,676,895              281,607                   2,252,564
            (179)              (48)             (144)                 (98)                       (147)
----------------  ----------------  ----------------     ----------------            ----------------
$      5,945,005  $      1,166,335  $     20,676,751     $        281,509            $      2,252,417
================  ================  ================     ================            ================
         433,171            47,187         1,600,672               10,361                     154,474
$13.11 to $14.18  $23.80 to $25.02  $11.93 to $13.35     $26.26 to $27.85            $14.18 to $14.70

 LMPV MULTIPLE-DISCIPLINE
LARGE CAP GROWTH AND VALUE
       SUB-ACCOUNT
--------------------------
     $             --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
            1,229,096
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
     ----------------
            1,229,096
                   --
     ----------------
            1,229,096
                 (211)
     ----------------
     $      1,228,885
     ================
               77,203
     $15.58 to $16.19

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2006

                                                                     LMPV MULTIPLE-DISCIPLINE    LMPV MULTIPLE-DISCIPLINE
                                                                     ALL CAP GROWTH AND VALUE GLOBAL ALL CAP GROWTH AND VALUE
                                                                           SUB-ACCOUNT                  SUB-ACCOUNT
                                                                     ------------------------ -------------------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam VT Small-Cap Value Portfolio
 335,774 shares; cost $7,548,533....................................     $             --            $             --
LEGG MASON PARTNERS VARIABLE PORTFOLIO I: ("LMPV I FUND")
LMPV Global High Yield Bond Portfolio
 1,728,875 shares; cost $17,240,969.................................                   --                          --
LMPV Small-Cap Growth Portfolio
 292,144 shares; cost $4,242,493....................................                   --                          --
LMPV Investors Portfolio
 128,556 shares; cost $2,024,473....................................                   --                          --
LEGG MASON PARTNERS VARIABLE PORTFOLIO II: ("LMPV II FUND")
LMPV Capital and Income Portfolio
 3,124,713 shares; cost $34,743,831.................................                   --                          --
LMPV Equity Index Portfolio
 1,203,274 shares; cost $38,913,504.................................                   --                          --
LMPV Fundamental Value Portfolio
 1,905,198 shares; cost $42,081,890.................................                   --                          --
LMPV Appreciation Portfolio
 1,428,482 shares; cost $36,687,999.................................                   --                          --
LEGG MASON PARTNERS VARIABLE PORTFOLIO III: ("LMPV III FUND")
LMPV Adjustable Rate Income Portfolio
 224,764 shares; cost $2,287,048....................................                   --                          --
LMPV Aggressive Growth Portfolio
 4,575,667 shares; cost $70,334,180.................................                   --                          --
LMPV Large-Cap Growth Portfolio
 376,993 shares; cost $5,521,068....................................                   --                          --
LMPV Large-Cap Value Portfolio
 53,726 shares; cost $1,098,265.....................................                   --                          --
LMPV Money Market Portfolio
 20,676,895 shares; cost $20,676,895................................                   --                          --
LPMV Social Awareness Stock Portfolio
 10,434 shares; cost $266,588.......................................                   --                          --
LEGG MASON PARTNERS VARIABLE PORTFOLIO IV: ("LMPV IV FUND")
LMPV Multiple-Discipline Balanced All Cap Growth and Value Portfolio
 156,199 shares; cost $2,180,130....................................                   --                          --
LMPV Multiple-Discipline Large-Cap Growth and Value Portfolio
 77,302 shares; cost $1,164,331.....................................                   --                          --
LMPV Multiple-Discipline All Cap Growth and Value Portfolio
 286,868 shares; cost $4,581,253....................................            4,710,373                          --
LMPV Multiple-Discipline Global All Cap Growth and Value Portfolio
 289,110 shares; cost $4,873,821....................................                   --                   5,189,531
LEGG MASON PARTNERS INVESTMENT SERIES: ("LMPI FUND")
LMPV Premier Selections All Cap Growth Portfolio
 15,788 shares; cost $210,188.......................................                   --                          --
LMPV Dividend Strategy Portfolio
 302,034 shares; cost $2,899,459....................................                   --                          --
LMPV Growth and Income Portfolio
 328,904 shares; cost $3,377,001....................................                   --                          --
LEGG MASON PARTNERS LIFESTYLE SERIES: ("LMPL FUND")
LMPV Lifestyle Balanced Portfolio
 223,248 shares; cost $2,741,588....................................                   --                          --
LMPV Lifestyle Growth Portfolio
 29,406 shares; cost $325,808.......................................                   --                          --
LMPV Lifestyle High Growth Portfolio
 22,656 shares; cost $306,040.......................................                   --                          --
                                                                         ----------------            ----------------
Total Investments...................................................            4,710,373                   5,189,531
Due From MetLife Investors USA Insurance Company....................                   --                          --
                                                                         ----------------            ----------------
Total Assets........................................................            4,710,373                   5,189,531
LIABILITIES:
Due to MetLife Investors USA Insurance Company......................                 (231)                       (167)
                                                                         ----------------            ----------------
NET ASSETS..........................................................     $      4,710,142            $      5,189,364
                                                                         ================            ================
Outstanding Units...................................................              284,789                     290,262
Unit Fair Values....................................................     $16.19 to $16.82            $17.41 to $18.08


  The accompanying notes are an integral part of these financial statements.

LMPV PREMIER SELECTIONS       LMPV              LMPV               LMPV              LMPV                LMPV
    ALL CAP GROWTH      DIVIDEND STRATEGY GROWTH AND INCOME LIFESTYLE BALANCED LIFESTYLE GROWTH  LIFESTYLE HIGH GROWTH
      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
----------------------- ----------------- ----------------- ------------------ ----------------  ---------------------
   $             --      $           --   $             --   $             --  $             --    $             --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
            211,245                  --                 --                 --                --                  --
                 --           3,032,418                 --                 --                --                  --
                 --                  --          3,608,081                 --                --                  --
                 --                  --                 --          2,795,068                --                  --
                 --                  --                 --                 --           336,994                  --
                 --                  --                 --                 --                --             321,036
   ----------------      --------------   ----------------   ----------------  ----------------    ----------------
            211,245           3,032,418          3,608,081          2,795,068           336,994             321,036
                 --                  --                 --                 --                --                  --
   ----------------      --------------   ----------------   ----------------  ----------------    ----------------
            211,245           3,032,418          3,608,081          2,795,068           336,994             321,036
                (27)               (162)               (61)               (72)              (94)                (38)
   ----------------      --------------   ----------------   ----------------  ----------------    ----------------
   $        211,218      $    3,032,256   $      3,608,020   $      2,794,996  $        336,900    $        320,998
   ================      ==============   ================   ================  ================    ================
             16,983             321,925            351,206            177,614            23,381              21,392
   $12.15 to $12.51      $9.04 to $9.59   $10.05 to $28.80   $13.97 to $15.88  $13.97 to $14.53    $14.59 to $15.18

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2006



                                                                                             LORD ABBETT    LORD ABBETT
                                                                                           GROWTH & INCOME BOND DEBENTURE
                                                                                             SUB-ACCOUNT    SUB-ACCOUNT
                                                                                           --------------- --------------
                                                                                                2006            2006
                                                                                           --------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $ 13,906,613    $20,225,685
Expenses:
 Mortality and expense risk charges.......................................................    11,360,150      4,262,900
 Administrative charges...................................................................     1,646,058        748,563
                                                                                            ------------    -----------
Total expenses............................................................................    13,006,208      5,011,463
                                                                                            ------------    -----------
Net investment income (loss)..............................................................       900,405     15,214,222
                                                                                            ------------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    14,957,796      2,913,009
Realized gain distributions...............................................................    68,634,345             --
                                                                                            ------------    -----------
Net realized gains (losses) on investments................................................    83,592,141      2,913,009
Change in unrealized appreciation (depreciation) of investments...........................    42,908,024      3,338,422
                                                                                            ------------    -----------
Net realized and unrealized gains (losses) on investments.................................   126,500,165      6,251,431
                                                                                            ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $127,400,570    $21,465,653
                                                                                            ============    ===========

                                                                                             VAN KAMPEN
                                                                                           MID-CAP GROWTH
                                                                                            SUB-ACCOUNT
                                                                                           --------------
                                                                                                2006
                                                                                           --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................    $     --
Expenses:
 Mortality and expense risk charges.......................................................      52,774
 Administrative charges...................................................................       7,713
                                                                                              --------
Total expenses............................................................................      60,487
                                                                                              --------
Net investment income (loss)..............................................................     (60,487)
                                                                                              --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     (35,742)
Realized gain distributions...............................................................     127,272
                                                                                              --------
Net realized gains (losses) on investments................................................      91,530
Change in unrealized appreciation (depreciation) of investments...........................     185,358
                                                                                              --------
Net realized and unrealized gains (losses) on investments.................................     276,888
                                                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................    $216,401
                                                                                              ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                             MET/AIM       HARRIS     THIRD AVENUE OPPENHEIMER   LEGG MASON
 LORD ABBETT    LAZARD      SMALL-CAP      OAKMARK     SMALL-CAP     CAPITAL     AGGRESSIVE      PIMCO     RCM GLOBAL
MID-CAP VALUE   MID-CAP      GROWTH     INTERNATIONAL    VALUE     APPRECIATION    GROWTH     TOTAL RETURN TECHNOLOGY
 SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
------------- -----------  -----------  ------------- ------------ ------------ ------------  ------------ -----------
    2006         2006       2006 (B)        2006          2006         2006         2006          2006        2006
------------- -----------  -----------  ------------- ------------ ------------ ------------  ------------ -----------
  $ 17,834    $   377,827  $        --   $ 8,715,423  $ 1,562,276  $   351,937  $         --  $10,986,045  $       --
    76,526      1,718,525    2,462,387     5,003,875    4,843,926    4,978,834     1,722,960    5,856,506     701,491
    11,330        304,954      439,338       888,588      849,528      883,562       302,880      989,242     122,553
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
    87,856      2,023,479    2,901,725     5,892,463    5,693,454    5,862,396     2,025,840    6,845,748     824,044
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
   (70,022)    (1,645,652)  (2,901,725)    2,822,960   (4,131,178)  (5,510,459)   (2,025,840)   4,140,297    (824,044)
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
   (31,889)     3,014,425    2,275,066     7,102,454   13,285,520    3,985,000     2,352,509      753,028   1,316,641
   306,135     14,810,984   24,861,294    23,895,893   23,441,526    2,787,097     7,106,250      174,216          --
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
   274,246     17,825,409   27,136,360    30,998,347   36,727,046    6,772,097     9,458,759      927,244   1,316,641
   496,316     (1,521,097)  (3,974,728)   49,677,257    3,953,652   19,412,128   (11,573,972)   7,179,331   1,146,743
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
   770,562     16,304,312   23,161,632    80,675,604   40,680,698   26,184,225    (2,115,213)   8,106,575   2,463,384
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
  $700,540    $14,658,660  $20,259,907   $83,498,564  $36,549,520  $20,673,766  $ (4,141,053) $12,246,872  $1,639,340
  ========    ===========  ===========   ===========  ===========  ===========  ============  ===========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006



                                                                                           PIMCO INFLATION T. ROWE PRICE
                                                                                           PROTECTED BOND  MID-CAP GROWTH
                                                                                             SUB-ACCOUNT    SUB-ACCOUNT
                                                                                           --------------- --------------
                                                                                                2006            2006
                                                                                           --------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $  9,921,552    $        --
Expenses:
 Mortality and expense risk charges.......................................................     3,750,552      3,084,774
 Administrative charges...................................................................       658,537        553,614
                                                                                            ------------    -----------
Total expenses............................................................................     4,409,089      3,638,388
                                                                                            ------------    -----------
Net investment income (loss)..............................................................     5,512,463     (3,638,388)
                                                                                            ------------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    (1,933,149)     8,233,222
Realized gain distributions...............................................................     7,571,943      7,565,829
                                                                                            ------------    -----------
Net realized gains (losses) on investments................................................     5,638,794     15,799,051
Change in unrealized appreciation (depreciation) of investments...........................   (14,594,674)    (2,691,809)
                                                                                            ------------    -----------
Net realized and unrealized gains (losses) on investments.................................    (8,955,880)    13,107,242
                                                                                            ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $ (3,443,417)   $ 9,468,854
                                                                                            ============    ===========

                                                                                           MFS RESEARCH
                                                                                           INTERNATIONAL
                                                                                            SUB-ACCOUNT
                                                                                           -------------
                                                                                               2006
                                                                                           -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $ 4,035,157
Expenses:
 Mortality and expense risk charges.......................................................    3,451,308
 Administrative charges...................................................................      608,559
                                                                                            -----------
Total expenses............................................................................    4,059,867
                                                                                            -----------
Net investment income (loss)..............................................................      (24,710)
                                                                                            -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    5,289,976
Realized gain distributions...............................................................   17,559,870
                                                                                            -----------
Net realized gains (losses) on investments................................................   22,849,846
Change in unrealized appreciation (depreciation) of investments...........................   30,592,548
                                                                                            -----------
Net realized and unrealized gains (losses) on investments.................................   53,442,394
                                                                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $53,417,684
                                                                                            ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

 NEUBERGER                                  METLIFE       METLIFE       METLIFE       METLIFE      METLIFE
BERMAN REAL      TURNER     GOLDMAN SACHS  DEFENSIVE     MODERATE      BALANCED       GROWTH     AGGRESSIVE   VAN KAMPEN
  ESTATE     MID-CAP GROWTH MID-CAP VALUE  STRATEGY      STRATEGY      STRATEGY      STRATEGY     STRATEGY     COMSTOCK
SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
-----------  -------------- ------------- -----------  ------------  ------------  ------------  -----------  -----------
   2006           2006          2006         2006          2006          2006          2006         2006         2006
-----------  -------------- ------------- -----------  ------------  ------------  ------------  -----------  -----------
$   959,538    $       --    $        --  $    23,359  $     88,813  $    283,825  $    238,597  $    55,652  $       --
  1,406,098       668,107      1,642,451    4,725,068    14,841,647    45,991,024    44,530,897    8,168,742     453,628
    249,038       117,899        288,316      843,973     2,604,975     8,108,841     7,854,085    1,435,238      79,879
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
  1,655,136       786,006      1,930,767    5,569,041    17,446,622    54,099,865    52,384,982    9,603,980     533,507
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
   (695,598)     (786,006)    (1,930,767)  (5,545,682)  (17,357,809)  (53,816,040)  (52,146,385)  (9,548,328)   (533,507)
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
  2,454,641     1,186,724      2,346,265    5,334,933     4,235,344     4,933,397       359,596    6,845,465     170,167
  5,148,347       570,388        918,794    2,292,489     7,644,349    19,388,355    17,683,771    4,046,103     316,729
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
  7,602,988     1,757,112      3,265,059    7,627,422    11,879,693    24,321,752    18,043,367   10,891,568     486,896
 23,071,116       385,274     13,997,891   22,998,623    93,530,272   357,213,321   404,325,541   62,614,142   4,864,537
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
 30,674,104     2,142,386     17,262,950   30,626,045   105,409,965   381,535,073   422,368,908   73,505,710   5,351,433
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
$29,978,506    $1,356,380    $15,332,183  $25,080,363  $ 88,052,156  $327,719,033  $370,222,523  $63,957,382  $4,817,926
===========    ==========    ===========  ===========  ============  ============  ============  ===========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                                         MET/PUTNAM
                                                                                            LEGG MASON     CAPITAL
                                                                                           VALUE EQUITY OPPORTUNITIES
                                                                                           SUB-ACCOUNT   SUB-ACCOUNT
                                                                                           ------------ -------------
                                                                                               2006         2006
                                                                                           ------------ -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $       --     $    --
Expenses:
 Mortality and expense risk charges.......................................................     345,389       2,173
 Administrative charges...................................................................      52,959         366
                                                                                            ----------     -------
Total expenses............................................................................     398,348       2,539
                                                                                            ----------     -------
Net investment income (loss)..............................................................    (398,348)     (2,539)
                                                                                            ----------     -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    (116,547)     (2,550)
Realized gain distributions...............................................................     747,517      12,725
                                                                                            ----------     -------
Net realized gains (losses) on investments................................................     630,970      10,175
Change in unrealized appreciation (depreciation) of investments...........................   2,399,674       9,944
                                                                                            ----------     -------
Net realized and unrealized gains (losses) on investments.................................   3,030,644      20,119
                                                                                            ----------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $2,632,296     $17,580
                                                                                            ==========     =======

                                                                                            MFS EMERGING
                                                                                           MARKETS EQUITY
                                                                                            SUB-ACCOUNT
                                                                                           --------------
                                                                                              2006 (B)
                                                                                           --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................    $ 77,678
Expenses:
 Mortality and expense risk charges.......................................................      38,982
 Administrative charges...................................................................       6,642
                                                                                              --------
Total expenses............................................................................      45,624
                                                                                              --------
Net investment income (loss)..............................................................      32,054
                                                                                              --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     (58,383)
Realized gain distributions...............................................................          --
                                                                                              --------
Net realized gains (losses) on investments................................................     (58,383)
Change in unrealized appreciation (depreciation) of investments...........................     976,734
                                                                                              --------
Net realized and unrealized gains (losses) on investments.................................     918,351
                                                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................    $950,405
                                                                                              ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                 MET/AIM       JANUS                   DREMAN                   PIONEER     PIONEER    BLACKROCK
LOOMIS SAYLES    CAPITAL      CAPITAL                 SMALL CAP                 MID-CAP    STRATEGIC   LARGE CAP
GLOBAL MARKETS APPRECIATION APPRECIATION  MFS VALUE     VALUE    PIONEER FUND    VALUE      INCOME       CORE
 SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
-------------- ------------ ------------ ----------- ----------- ------------ ----------- ----------- -----------
   2006 (B)      2006 (B)     2006 (B)    2006 (B)    2006 (B)     2006 (B)    2006 (B)    2006 (B)    2006 (B)
-------------- ------------ ------------ ----------- ----------- ------------ ----------- ----------- -----------
   $ 71,040      $  1,962     $     --    $ 71,429    $ 21,561     $     --    $  8,590   $1,712,969   $     --
     40,188         7,757       10,630      30,324      33,210       20,375      28,964      185,429     12,627
      6,589         1,336        1,630       5,020       5,249        3,356       4,468       33,026      1,987
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
     46,777         9,093       12,260      35,344      38,459       23,731      33,432      218,455     14,614
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
     24,263        (7,131)     (12,260)     36,085     (16,898)     (23,731)    (24,842)   1,494,514    (14,614)
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
    (23,482)       (8,388)      (1,758)      7,671       2,406        1,627     (18,351)       4,153        780
         --       136,618           --     240,269      12,452           --      53,360           --         --
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
    (23,482)      128,230       (1,758)    247,940      14,858        1,627      35,009        4,153        780
    543,839       (89,243)      87,278     158,096     398,756      244,133     223,664     (633,361)   127,174
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
    520,357        38,987       85,520     406,036     413,614      245,760     258,673     (629,208)   127,954
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
   $544,620      $ 31,856     $ 73,260    $442,121    $396,716     $222,029    $233,831   $  865,306   $113,340
   ========      ========     ========    ========    ========     ========    ========   ==========   ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                                            BLACKROCK     AIM V.I.     AIM V.I.
                                                                                           HIGH YIELD  PREMIER EQUITY CORE EQUITY
                                                                                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                                                           ----------- -------------- -----------
                                                                                            2006 (B)      2006 (A)     2006 (B)
                                                                                           ----------- -------------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $     --     $  12,708      $ 6,277
Expenses:
 Mortality and expense risk charges.......................................................    22,555         5,083       10,009
 Administrative charges...................................................................     3,452           610        1,201
                                                                                            --------     ---------      -------
Total expenses............................................................................    26,007         5,693       11,210
                                                                                            --------     ---------      -------
Net investment income (loss)..............................................................   (26,007)        7,015       (4,933)
                                                                                            --------     ---------      -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     2,005      (150,529)       7,179
Realized gain distributions...............................................................        --            --           --
                                                                                            --------     ---------      -------
Net realized gains (losses) on investments................................................     2,005      (150,529)       7,179
Change in unrealized appreciation (depreciation) of investments...........................   162,300       205,662       91,646
                                                                                            --------     ---------      -------
Net realized and unrealized gains (losses) on investments.................................   164,305        55,133       98,825
                                                                                            --------     ---------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $138,298     $  62,148      $93,892
                                                                                            ========     =========      =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                                                                             OPPENHEIMER
  AIM V.I.     AIM V.I.     AIM V.I.                   MFS                   MAIN STREET             OPPENHEIMER
  CAPITAL    INTERNATIONAL    BASIC        MFS      INVESTORS       MFS       GROWTH &   OPPENHEIMER  STRATEGIC
APPRECIATION    GROWTH      BALANCED    RESEARCH      TRUST    NEW DISCOVERY   INCOME       BOND        BOND
SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
------------ ------------- ----------- ----------- ----------- ------------- ----------- ----------- -----------
    2006         2006         2006        2006        2006         2006         2006        2006        2006
------------ ------------- ----------- ----------- ----------- ------------- ----------- ----------- -----------
  $   360      $  8,359      $18,345     $ 1,529     $   806      $    --      $ 3,447     $19,160     $2,073
    8,416        10,918       12,517       3,703       2,043        2,624        3,799       4,270        615
    1,010         1,310        1,502         445         245          315          456         512         74
  -------      --------      -------     -------     -------      -------      -------     -------     ------
    9,426        12,228       14,019       4,148       2,288        2,939        4,255       4,782        689
  -------      --------      -------     -------     -------      -------      -------     -------     ------
   (9,066)       (3,869)       4,326      (2,619)     (1,482)      (2,939)        (808)     14,378      1,384
  -------      --------      -------     -------     -------      -------      -------     -------     ------
   (6,233)       47,565        2,685       1,650       1,646        3,137        1,182        (622)        66
       --            --           --          --          --        3,805           --          --         --
  -------      --------      -------     -------     -------      -------      -------     -------     ------
   (6,233)       47,565        2,685       1,650       1,646        6,942        1,182        (622)        66
   45,746       162,553       79,162      25,898      17,615       19,144       38,049      (1,473)     1,453
  -------      --------      -------     -------     -------      -------      -------     -------     ------
   39,513       210,118       81,847      27,548      19,261       26,086       39,231      (2,095)     1,519
  -------      --------      -------     -------     -------      -------      -------     -------     ------
  $30,447      $206,249      $86,173     $24,929     $17,779      $23,147      $38,423     $12,283     $2,903
  =======      ========      =======     =======     =======      =======      =======     =======     ======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                           OPPENHEIMER
                                                                                           MAIN STREET              FIDELITY
                                                                                            SMALL-CAP  OPPENHEIMER    ASSET
                                                                                             GROWTH       MONEY      MANAGER
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                              2006        2006        2006
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $   301     $8,716    $ 3,982,164
Expenses:
 Mortality and expense risk charges.......................................................     2,491      2,360      1,731,824
 Administrative charges...................................................................       299        283        215,512
                                                                                             -------     ------    -----------
Total expenses............................................................................     2,790      2,643      1,947,336
                                                                                             -------     ------    -----------
Net investment income (loss)..............................................................    (2,489)     6,073      2,034,828
                                                                                             -------     ------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    17,826         --     (1,181,456)
Realized gain distributions...............................................................     5,945         --             --
                                                                                             -------     ------    -----------
Net realized gains (losses) on investments................................................    23,771         --     (1,181,456)
Change in unrealized appreciation (depreciation) of investments...........................     3,332         --      7,246,543
                                                                                             -------     ------    -----------
Net realized and unrealized gains (losses) on investments.................................    27,103         --      6,065,087
                                                                                             -------     ------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $24,614     $6,073    $ 8,099,915
                                                                                             =======     ======    ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.



 FIDELITY     FIDELITY     FIDELITY     FIDELITY     FIDELITY     FIDELITY    FIDELITY        DWS       FI MID CAP
  GROWTH     CONTRAFUND    OVERSEAS   EQUITY-INCOME  INDEX 500  MONEY MARKET   MID CAP   INTERNATIONAL OPPORTUNITIES
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
-----------  -----------  ----------- ------------- ----------- ------------ ----------- ------------- -------------
   2006         2006         2006         2006         2006         2006        2006         2006          2006
-----------  -----------  ----------- ------------- ----------- ------------ ----------- ------------- -------------
$   885,506  $ 4,211,721  $  101,335   $  635,316   $ 2,394,136  $1,601,608   $     --    $  577,148     $    253
  2,639,310    3,922,595     125,866      242,869     1,607,893     403,116     73,212       374,586       57,007
    331,054      491,502      15,570       29,144       201,416      46,215     12,926        46,797        6,535
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
  2,970,364    4,414,097     141,436      272,013     1,809,309     449,331     86,138       421,383       63,542
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
 (2,084,858)    (202,376)    (40,101)     363,303       584,827   1,152,277    (86,138)      155,765      (63,289)
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
 (3,545,302)   8,015,746     339,506      720,842     3,236,705          --      1,917       148,747       93,317
         --   26,952,286      70,447    2,259,446            --          --         --            --           --
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
 (3,545,302)  34,968,032     409,953    2,980,288     3,236,705          --      1,917       148,747       93,317
 17,161,078   (3,008,548)  1,335,588      (86,741)   14,008,767          --    651,462     6,490,367      423,008
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
 13,615,776   31,959,484   1,745,541    2,893,547    17,245,472          --    653,379     6,639,114      516,325
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
$11,530,918  $31,757,108  $1,705,440   $3,256,850   $17,830,299  $1,152,277   $567,241    $6,794,879     $453,036
===========  ===========  ==========   ==========   ===========  ==========   ========    ==========     ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                                               FI           FI         RUSSELL
                                                                                            LARGE CAP  VALUE LEADERS 2000 INDEX
                                                                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                                                           ----------- ------------- -----------
                                                                                            2006 (B)     2006 (B)       2006
                                                                                           ----------- ------------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $     --     $     --    $   68,548
Expenses:
 Mortality and expense risk charges.......................................................    14,944       21,282        88,311
 Administrative charges...................................................................     2,322        3,440        11,045
                                                                                            --------     --------    ----------
Total expenses............................................................................    17,266       24,722        99,356
                                                                                            --------     --------    ----------
Net investment income (loss)..............................................................   (17,266)     (24,722)      (30,808)
                                                                                            --------     --------    ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     1,885       (7,023)      378,652
Realized gain distributions...............................................................        --           --       317,370
                                                                                            --------     --------    ----------
Net realized gains (losses) on investments................................................     1,885       (7,023)      696,022
Change in unrealized appreciation (depreciation) of investments...........................   132,500      143,802       418,666
                                                                                            --------     --------    ----------
Net realized and unrealized gains (losses) on investments.................................   134,385      136,779     1,114,688
                                                                                            --------     --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $117,119     $112,057    $1,083,880
                                                                                            ========     ========    ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                           BLACKROCK                                        LEHMAN      HARRIS
     FI                     LEGACY     BLACKROCK   BLACKROCK   BLACKROCK   BROTHERS     OAKMARK     MORGAN
INTERNATIONAL   METLIFE    LARGE-CAP   STRATEGIC     BOND      LARGE-CAP   AGGREGATE   LARGE CAP    STANLEY
    STOCK     STOCK INDEX   GROWTH       VALUE      INCOME       VALUE    BOND INDEX     VALUE    EAFE INDEX
 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
    2006         2006        2006        2006      2006 (B)      2006        2006        2006        2006
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
  $ 11,802    $ 5,482,317  $    587   $   37,427   $203,043    $ 14,549    $185,402    $ 42,018   $  176,959
    21,636      4,066,362     6,139      144,596     91,364      16,314      50,064      66,341      127,564
     3,384        639,313       770       18,113     13,025       2,050       6,323       8,315       16,050
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
    25,020      4,705,675     6,909      162,709    104,389      18,364      56,387      74,656      143,614
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
   (13,218)       776,642    (6,322)    (125,282)    98,654      (3,815)    129,015     (32,638)      33,345
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
    71,961     11,977,176    35,441      176,382    (29,430)     33,313     (43,775)    211,588      186,350
        --     10,553,544        --    2,212,966      3,474      71,274          --          --           --
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
    71,961     22,530,720    35,441    2,389,348    (25,956)    104,587     (43,775)    211,588      186,350
   202,153     14,814,465   (10,727)    (537,903)   221,483     146,034      33,771     695,429    2,136,117
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
   274,114     37,345,185    24,714    1,851,445    195,527     250,621     (10,004)    907,017    2,322,467
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
  $260,896    $38,121,827  $ 18,392   $1,726,163   $294,181    $246,806    $119,011    $874,379   $2,355,812
  ========    ===========  ========   ==========   ========    ========    ========    ========   ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006



                                                                                                          METLIFE
                                                                                               MFS        MID CAP       DAVIS
                                                                                           TOTAL RETURN STOCK INDEX VENTURE VALUE
                                                                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                                                           ------------ ----------- -------------
                                                                                             2006 (B)      2006         2006
                                                                                           ------------ ----------- -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $  299,810   $118,390    $ 4,258,063
Expenses:
 Mortality and expense risk charges.......................................................     205,281    119,018      8,250,687
 Administrative charges...................................................................      31,049     15,033      1,469,802
                                                                                            ----------   --------    -----------
Total expenses............................................................................     236,330    134,051      9,720,489
                                                                                            ----------   --------    -----------
Net investment income (loss)..............................................................      63,480    (15,661)    (5,462,426)
                                                                                            ----------   --------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................      67,107    173,389     14,837,619
Realized gain distributions...............................................................     187,558    671,943             --
                                                                                            ----------   --------    -----------
Net realized gains (losses) on investments................................................     254,665    845,332     14,837,619
Change in unrealized appreciation (depreciation) of investments...........................   1,695,231    (33,851)    62,048,081
                                                                                            ----------   --------    -----------
Net realized and unrealized gains (losses) on investments.................................   1,949,896    811,481     76,885,700
                                                                                            ----------   --------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $2,013,376   $795,820    $71,423,274
                                                                                            ==========   ========    ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

  HARRIS                                                                                                      METLIFE
  OAKMARK                              T. ROWE PRICE  WESTERN ASSET                  METLIFE     METLIFE    CONSERVATIVE
  FOCUSED     JENNISON     BLACKROCK     SMALL-CAP     MANAGEMENT     OPPENHEIMER  AGGRESSIVE  CONSERVATIVE TO MODERATE
   VALUE       GROWTH     MONEY MARKET    GROWTH     U.S. GOVERNMENT GLOBAL EQUITY ALLOCATION   ALLOCATION   ALLOCATION
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
-----------  -----------  ------------ ------------- --------------- ------------- ----------- ------------ ------------
   2006         2006          2006         2006         2006 (B)         2006       2006 (B)     2006 (B)     2006 (B)
-----------  -----------  ------------ ------------- --------------- ------------- ----------- ------------ ------------
$   416,401  $        --   $7,658,613    $     --       $228,938       $  3,472     $     --     $     --     $     --
  5,498,596    2,592,025    2,437,685      12,564        192,641         17,909        8,963       14,272       19,404
    945,083      458,309      424,496       1,582         33,547          3,209        1,531        2,211        3,244
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
  6,443,679    3,050,334    2,862,181      14,146        226,188         21,118       10,494       16,483       22,648
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
 (6,027,278)  (3,050,334)   4,796,432     (14,146)         2,750        (17,646)     (10,494)     (16,483)     (22,648)
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
 14,506,284    3,767,460           --      74,264         (2,680)        (5,187)         433          400         (332)
 38,570,784      170,049           --          --             --          2,994           --           --           --
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
 53,077,068    3,937,509           --      74,264         (2,680)        (2,193)         433          400         (332)
 (8,192,739)     282,830           --     (43,204)       497,136        315,865       82,120       85,892      190,255
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
 44,884,329    4,220,339           --      31,060        494,456        313,672       82,553       86,292      189,923
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
$38,857,051  $ 1,170,005   $4,796,432    $ 16,914       $497,206       $296,026     $ 72,059     $ 69,809     $167,275
===========  ===========   ==========    ========       ========       ========     ========     ========     ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                                         METLIFE
                                                                                             METLIFE   MODERATE TO VAN KAMPEN
                                                                                            MODERATE   AGGRESSIVE   STRATEGIC
                                                                                           ALLOCATION  ALLOCATION    GROWTH
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                            2006 (B)    2006 (B)      2006
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................ $       --  $       --   $     --
Expenses:
 Mortality and expense risk charges.......................................................    118,271     137,368     32,926
 Administrative charges...................................................................     19,641      22,370      5,321
                                                                                           ----------  ----------   --------
Total expenses............................................................................    137,912     159,738     38,247
                                                                                           ----------  ----------   --------
Net investment income (loss)..............................................................   (137,912)   (159,738)   (38,247)
                                                                                           ----------  ----------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................        800      76,718    (22,738)
Realized gain distributions...............................................................         --          --         --
                                                                                           ----------  ----------   --------
Net realized gains (losses) on investments................................................        800      76,718    (22,738)
Change in unrealized appreciation (depreciation) of investments...........................  1,089,188   1,393,842    174,791
                                                                                           ----------  ----------   --------
Net realized and unrealized gains (losses) on investments.................................  1,089,988   1,470,560    152,053
                                                                                           ----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $  952,076  $1,310,822   $113,806
                                                                                           ==========  ==========   ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.


            VAN KAMPEN                             FEDERATED   FEDERATED              ALGER AMERICAN
VAN KAMPEN   GROWTH &   VAN KAMPEN    FEDERATED   HIGH INCOME   GROWTH     NEUBERGER      SMALL      T. ROWE PRICE
ENTERPRISE    INCOME     COMSTOCK   EQUITY INCOME    BOND     STRATEGIES    GENESIS   CAPITALIZATION    GROWTH
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
----------- ----------- ----------- ------------- ----------- ----------- ----------- -------------- -------------
   2006        2006        2006         2006         2006        2006        2006          2006          2006
----------- ----------- ----------- ------------- ----------- ----------- ----------- -------------- -------------
  $   666   $   21,188  $    2,348     $ 1,998      $11,387     $    --     $  151     $        --    $   62,247
    1,952      107,965     167,434       1,138        1,666       2,400        105         852,697        74,279
      234       18,890      29,589         137          200         288         21         106,377        15,057
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
    2,186      126,855     197,023       1,275        1,866       2,688        126         959,074        89,336
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
   (1,520)    (105,667)   (194,675)        723        9,521      (2,688)        25        (959,074)      (27,089)
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
     (341)       9,402        (872)      1,094         (621)     (2,358)       865      (1,425,960)      139,076
       --       17,803      10,920          --           --          --        961              --       186,742
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
     (341)      27,205      10,048       1,094         (621)     (2,358)     1,826      (1,425,960)      325,818
   10,578    1,632,690   2,572,822      15,964        2,908      17,107       (972)     14,338,986       963,408
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
   10,237    1,659,895   2,582,870      17,058        2,287      14,749        854      12,913,026     1,289,226
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
  $ 8,717   $1,554,228  $2,388,195     $17,781      $11,808     $12,061     $  879     $11,953,952    $1,262,137
  =======   ==========  ==========     =======      =======     =======     ======     ===========    ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                                           T. ROWE PRICE T. ROWE PRICE
                                                                                           INTERNATIONAL PRIME RESERVE
                                                                                            SUB-ACCOUNT   SUB-ACCOUNT
                                                                                           ------------- -------------
                                                                                               2006          2006
                                                                                           ------------- -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $ 15,109       $67,579
Expenses:
 Mortality and expense risk charges.......................................................      9,228        11,118
 Administrative charges...................................................................      1,870         2,254
                                                                                             --------       -------
Total expenses............................................................................     11,098        13,372
                                                                                             --------       -------
Net investment income (loss)..............................................................      4,011        54,207
                                                                                             --------       -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     19,705            --
Realized gain distributions...............................................................     45,326            --
                                                                                             --------       -------
Net realized gains (losses) on investments................................................     65,031            --
Change in unrealized appreciation (depreciation) of investments...........................    140,679            --
                                                                                             --------       -------
Net realized and unrealized gains (losses) on investments.................................    205,710            --
                                                                                             --------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $209,721       $54,207
                                                                                             ========       =======

                                                                                           JANUS ASPEN
                                                                                            WORLDWIDE
                                                                                             GROWTH
                                                                                           SUB-ACCOUNT
                                                                                           -----------
                                                                                              2006
                                                                                           -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $  157
Expenses:
 Mortality and expense risk charges.......................................................       65
 Administrative charges...................................................................       14
                                                                                             ------
Total expenses............................................................................       79
                                                                                             ------
Net investment income (loss)..............................................................       78
                                                                                             ------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................      150
Realized gain distributions...............................................................       --
                                                                                             ------
Net realized gains (losses) on investments................................................      150
Change in unrealized appreciation (depreciation) of investments...........................    1,208
                                                                                             ------
Net realized and unrealized gains (losses) on investments.................................    1,358
                                                                                             ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $1,436
                                                                                             ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

   AMERICAN                                                                                                      FRANKLIN
 FUNDS GLOBAL   AMERICAN                                  ALLIANCEBERNSTEIN  TEMPLETON   TEMPLETON   TEMPLETON    MUTUAL
    SMALL         FUNDS    AMERICAN FUNDS  AMERICAN FUNDS     LARGE CAP     DEVELOPING    FOREIGN     GROWTH      SHARES
CAPITALIZATION   GROWTH    GROWTH & INCOME GLOBAL GROWTH       GROWTH         MARKETS   SECURITIES  SECURITIES  SECURITIES
 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
-------------- ----------- --------------- -------------- ----------------- ----------- ----------- ----------- -----------
     2006         2006          2006            2006            2006           2006        2006        2006        2006
-------------- ----------- --------------- -------------- ----------------- ----------- ----------- ----------- -----------
  $   75,582   $  772,603    $1,006,258      $  116,111        $    --      $   71,726  $  167,563  $   53,551  $  110,263
     194,909      858,075       575,797         212,618          3,550          87,598     191,751      71,408     150,323
      24,530      128,585        85,876          34,395            623          13,483      28,860      12,574      26,006
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
     219,439      986,660       661,673         247,013          4,173         101,081     220,611      83,982     176,329
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
    (143,857)    (214,057)      344,585        (130,902)        (4,173)        (29,355)    (53,048)    (30,431)    (66,066)
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
     681,550      419,748       359,262          21,730         (6,276)         18,839      95,415       3,732      80,317
     844,703      382,714       958,234              --             --              --          --     149,191     280,813
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
   1,526,253      802,462     1,317,496          21,730         (6,276)         18,839      95,415     152,923     361,130
   1,795,535    5,978,016     4,796,649       3,047,976         37,951       1,431,847   2,343,303   1,109,922   1,852,158
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
   3,321,788    6,780,478     6,114,145       3,069,706         31,675       1,450,686   2,438,718   1,262,845   2,213,288
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
  $3,177,931   $6,566,421    $6,458,730      $2,938,804        $27,502      $1,421,331  $2,385,670  $1,232,414  $2,147,222
  ==========   ==========    ==========      ==========        =======      ==========  ==========  ==========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                                             VAN KAMPEN
                                                                                               FRANKLIN      UIF EQUITY
                                                                                           INCOME SECURITIES AND INCOME
                                                                                              SUB-ACCOUNT    SUB-ACCOUNT
                                                                                           ----------------- -----------
                                                                                                 2006           2006
                                                                                           ----------------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................    $  231,016     $  271,295
Expenses:
 Mortality and expense risk charges.......................................................       128,198        354,261
 Administrative charges...................................................................        22,674         62,339
                                                                                              ----------     ----------
Total expenses............................................................................       150,872        416,600
                                                                                              ----------     ----------
Net investment income (loss)..............................................................        80,144       (145,305)
                                                                                              ----------     ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................         9,453         10,760
Realized gain distributions...............................................................        30,901        516,160
                                                                                              ----------     ----------
Net realized gains (losses) on investments................................................        40,354        526,920
Change in unrealized appreciation (depreciation) of investments...........................     1,577,766      3,570,817
                                                                                              ----------     ----------
Net realized and unrealized gains (losses) on investments.................................     1,618,120      4,097,737
                                                                                              ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................    $1,698,264     $3,952,432
                                                                                              ==========     ==========

                                                                                            VAN KAMPEN
                                                                                           UIF U.S. REAL
                                                                                              ESTATE
                                                                                            SUB-ACCOUNT
                                                                                           -------------
                                                                                               2006
                                                                                           -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $   81,564
Expenses:
 Mortality and expense risk charges.......................................................     124,957
 Administrative charges...................................................................      22,039
                                                                                            ----------
Total expenses............................................................................     146,996
                                                                                            ----------
Net investment income (loss)..............................................................     (65,432)
                                                                                            ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................         617
Realized gain distributions...............................................................     489,683
                                                                                            ----------
Net realized gains (losses) on investments................................................     490,300
Change in unrealized appreciation (depreciation) of investments...........................   2,753,527
                                                                                            ----------
Net realized and unrealized gains (losses) on investments.................................   3,243,827
                                                                                            ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $3,178,395
                                                                                            ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

PIONEER VCT  PUTNAM VT  LMPV GLOBAL    LMPV                    LMPV                    LMPV
  MID-CAP    SMALL-CAP  HIGH YIELD   SMALL-CAP     LMPV     CAPITAL AND LMPV EQUITY FUNDAMENTAL     LMPV
   VALUE       VALUE       BOND       GROWTH     INVESTORS    INCOME       INDEX       VALUE    APPRECIATION
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
   2006        2006        2006        2006        2006      2006 (B)      2006        2006         2006
----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
 $      --   $    491    $ 963,315   $     --    $ 30,523   $  621,646  $  622,925  $  651,464   $  401,267
    45,298     39,680       82,624     31,476      17,216      185,389     414,712     220,616      204,125
     7,885      7,027       14,013      4,818       2,341       32,911      22,831      38,874       35,525
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
    53,183     46,707       96,637     36,294      19,557      218,300     437,543     259,490      239,650
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
   (53,183)   (46,216)     866,678    (36,294)     10,966      403,346     185,382     391,974      161,617
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
   (18,564)   (14,735)       2,660     10,349      10,042      (11,536)     54,931     (11,651)       4,752
   761,782     15,053       96,318    200,414      46,228      226,448     489,439   1,583,040    1,037,059
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
   743,218        318       98,978    210,763      56,270      214,912     544,370   1,571,389    1,041,811
  (121,869)   600,702     (242,508)    50,621     104,591    1,315,359   2,118,774   1,339,918    1,524,593
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
   621,349    601,020     (143,530)   261,384     160,861    1,530,271   2,663,144   2,911,307    2,566,404
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
 $ 568,166   $554,804    $ 723,148   $225,090    $171,827   $1,933,617  $2,848,526  $3,303,281   $2,728,021
 =========   ========    =========   ========    ========   ==========  ==========  ==========   ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006





                                                                                              LMPV        LMPV        LMPV
                                                                                           ADJUSTABLE  AGGRESSIVE   LARGE-CAP
                                                                                           RATE INCOME   GROWTH      GROWTH
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                              2006        2006        2006
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $ 99,903   $        6   $  9,012
Expenses:
 Mortality and expense risk charges.......................................................    10,909      436,843     45,968
 Administrative charges...................................................................     1,978       74,569      6,982
                                                                                            --------   ----------   --------
Total expenses............................................................................    12,887      511,412     52,950
                                                                                            --------   ----------   --------
Net investment income (loss)..............................................................    87,016     (511,406)   (43,938)
                                                                                            --------   ----------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     2,484      (11,568)    (5,397)
Realized gain distributions...............................................................        --       78,261         --
                                                                                            --------   ----------   --------
Net realized gains (losses) on investments................................................     2,484       66,693     (5,397)
Change in unrealized appreciation (depreciation) of investments...........................   (66,284)   3,609,913    427,524
                                                                                            --------   ----------   --------
Net realized and unrealized gains (losses) on investments.................................   (63,800)   3,676,606    422,127
                                                                                            --------   ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $ 23,216   $3,165,200   $378,189
                                                                                            ========   ==========   ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                                        LMPV        LMPV
                                     MULTIPLE-    MULTIPLE-                                             LMPV
                           LMPV      DISCIPLINE  DISCIPLINE         LMPV                LMPV           PREMIER
   LMPV        LMPV       SOCIAL    BALANCED ALL  LARGE-CAP  MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE SELECTIONS     LMPV
 LARGE-CAP     MONEY     AWARENESS   CAP GROWTH  GROWTH AND    ALL CAP GROWTH      GLOBAL ALL CAP      ALL CAP    DIVIDEND
   VALUE      MARKET       STOCK     AND VALUE      VALUE         AND VALUE       GROWTH AND VALUE     GROWTH     STRATEGY
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT
----------- ----------- ----------- ------------ ----------- ------------------- ------------------- ----------- -----------
 2006 (B)      2006      2006 (B)       2006        2006            2006                2006          2006 (B)      2006
----------- ----------- ----------- ------------ ----------- ------------------- ------------------- ----------- -----------
  $13,742    $406,835     $ 1,433     $ 33,289     $ 9,209        $ 28,400            $ 55,333         $    --    $ 61,402
    6,076     120,066       1,165       17,862       8,335          50,681              43,679             950      14,914
    1,105      20,072         189        3,047       1,250           7,264               7,001             177       2,399
  -------    --------     -------     --------     -------        --------            --------         -------    --------
    7,181     140,138       1,354       20,909       9,585          57,945              50,680           1,127      17,313
  -------    --------     -------     --------     -------        --------            --------         -------    --------
    6,561     266,697          79       12,380        (376)        (29,545)              4,653          (1,127)     44,089
  -------    --------     -------     --------     -------        --------            --------         -------    --------
    4,593          --      (1,489)       1,223       3,095          79,211              13,828             (50)      6,939
   20,218          --          --       62,366      29,556         210,539             128,934           6,835          --
  -------    --------     -------     --------     -------        --------            --------         -------    --------
   24,811          --      (1,489)      63,589      32,651         289,750             142,762           6,785       6,939
   68,118          --      15,049       73,144      65,715         133,286             317,859           1,057     133,672
  -------    --------     -------     --------     -------        --------            --------         -------    --------
   92,929          --      13,560      136,733      98,366         423,036             460,621           7,842     140,611
  -------    --------     -------     --------     -------        --------            --------         -------    --------
  $99,490    $266,697     $13,639     $149,113     $97,990        $393,491            $465,274         $ 6,715    $184,700
  =======    ========     =======     ========     =======        ========            ========         =======    ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                                              LMPV        LMPV        LMPV
                                                                                           GROWTH AND   LIFESTYLE   LIFESTYLE
                                                                                             INCOME     BALANCED     GROWTH
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                            2006 (B)    2006 (B)    2006 (B)
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $ 27,116    $ 74,343     $ 6,103
Expenses:
 Mortality and expense risk charges.......................................................    17,193      12,132       1,629
 Administrative charges...................................................................     3,081       2,231         289
                                                                                            --------    --------     -------
Total expenses............................................................................    20,274      14,363       1,918
                                                                                            --------    --------     -------
Net investment income (loss)..............................................................     6,842      59,980       4,185
                                                                                            --------    --------     -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    (1,843)       (350)      7,035
Realized gain distributions...............................................................     1,179          --          --
                                                                                            --------    --------     -------
Net realized gains (losses) on investments................................................      (664)       (350)      7,035
Change in unrealized appreciation (depreciation) of investments...........................   231,080      53,480      11,186
                                                                                            --------    --------     -------
Net realized and unrealized gains (losses) on investments.................................   230,416      53,130      18,221
                                                                                            --------    --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $237,258    $113,110     $22,406
                                                                                            ========    ========     =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                                                                              TST         TST
                                         TST         TST          TST       MANAGED     MANAGED
   LMPV                                MANAGED     MANAGED      MANAGED   ALLOCATION   ALLOCATION
 LIFESTYLE    CAPITAL        TST     ALLOCATION   ALLOCATION  ALLOCATION   MODERATE-   MODERATE-     TST MFS
HIGH GROWTH APPRECIATION  LARGE-CAP  AGGRESSIVE  CONSERVATIVE  MODERATE   AGGRESSIVE  CONSERVATIVE    VALUE
SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
----------- ------------ ----------- ----------- ------------ ----------- ----------- ------------ -----------
 2006 (B)     2006 (A)    2006 (A)    2006 (A)     2006 (A)    2006 (A)    2006 (A)     2006 (A)    2006 (A)
----------- ------------ ----------- ----------- ------------ ----------- ----------- ------------ -----------
  $ 3,260     $     --    $  1,792    $ 10,155     $ 23,753    $ 137,336   $ 101,369    $  6,436     $    --
    1,734          458       1,130       1,117        2,039       16,533      11,838         696       1,332
      316           46         109         110          189        1,621       1,127          65         131
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
    2,050          504       1,239       1,227        2,228       18,154      12,965         761       1,463
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
    1,210         (504)        553       8,928       21,525      119,182      88,404       5,675      (1,463)
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
      543      (18,406)    (20,192)    (78,398)     (33,643)    (400,429)   (441,234)    (15,895)     19,166
       --       16,347      21,927      83,618       14,243      371,450     437,584      11,473       4,196
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
      543       (2,059)      1,735       5,220      (19,400)     (28,979)     (3,650)     (4,422)     23,362
   14,996          275          27          89           --        5,013       2,900          --         801
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
   15,539       (1,784)      1,762       5,309      (19,400)     (23,996)       (750)     (4,422)     24,163
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
  $16,749     $ (2,288)   $  2,315    $ 14,237     $  2,125    $  95,216   $  87,654    $  1,253     $22,700
  =======     ========    ========    ========     ========    =========   =========    ========     =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                            TST STYLE   TST STYLE
                                                                                              FOCUS       FOCUS        TST
                                                                                            SMALL-CAP   SMALL-CAP    MANAGED
                                                                                             GROWTH       VALUE      INCOME
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                            2006 (A)    2006 (A)    2006 (A)
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $    98     $    90    $ 31,589
Expenses:
 Mortality and expense risk charges.......................................................     3,420       2,983       4,391
 Administrative charges...................................................................       317         287         409
                                                                                             -------     -------    --------
Total expenses............................................................................     3,737       3,270       4,800
                                                                                             -------     -------    --------
Net investment income (loss)..............................................................    (3,639)     (3,180)     26,789
                                                                                             -------     -------    --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    25,458      57,881     (39,989)
Realized gain distributions...............................................................    36,254       4,034          --
                                                                                             -------     -------    --------
Net realized gains (losses) on investments................................................    61,712      61,915     (39,989)
Change in unrealized appreciation (depreciation) of investments...........................     1,102       1,075       3,646
                                                                                             -------     -------    --------
Net realized and unrealized gains (losses) on investments.................................    62,814      62,990     (36,343)
                                                                                             -------     -------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $59,175     $59,810    $ (9,554)
                                                                                             =======     =======    ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.


            TST PIONEER TST PIONEER                  TST     TST MERCURY   TST AIM                 TST U.S.
TST PIONEER   MID-CAP    STRATEGIC    TST MFS     FEDERATED   LARGE-CAP    CAPITAL    TST EQUITY  GOVERNMENT
   FUND        VALUE      INCOME    TOTAL RETURN HIGH YIELD     CORE     APPRECIATION   INCOME    SECURITIES
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
----------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
 2006 (A)    2006 (A)    2006 (A)     2006 (A)    2006 (A)    2006 (A)     2006 (A)    2006 (A)    2006 (A)
----------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
  $ 4,891     $    18     $    --     $ 34,921    $ 60,363     $ 1,283      $   --     $  15,679   $ 15,137
      841       2,765       2,497        4,510       1,702       1,518         395         2,741        649
       82         255         255          438         163         148          39           264         56
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
      923       3,020       2,752        4,948       1,865       1,666         434         3,005        705
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
    3,968      (3,002)     (2,752)      29,973      58,498        (383)       (434)       12,674     14,432
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
    6,418      24,049      16,603      (41,759)    (50,869)     (9,814)        488      (113,880)   (23,199)
       --          --          --       37,904          --      18,739       1,656       119,722      3,683
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
    6,418      24,049      16,603       (3,855)    (50,869)      8,925       2,144         5,842    (19,516)
      220       1,148         (51)       3,101        (531)       (174)         --           773        (31)
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
    6,638      25,197      16,552         (754)    (51,400)      8,751       2,144         6,615    (19,547)
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
  $10,606     $22,195     $13,800     $ 29,219    $  7,098     $ 8,368      $1,710     $  19,289   $ (5,115)
  =======     =======     =======     ========    ========     =======      ======     =========   ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                               TST
                                                                                           CONVERTIBLE
                                                                                           SECURITIES
                                                                                           SUB-ACCOUNT
                                                                                           -----------
                                                                                            2006 (A)
                                                                                           -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $ 3,084
Expenses:
 Mortality and expense risk charges.......................................................       365
 Administrative charges...................................................................        37
                                                                                             -------
Total expenses............................................................................       402
                                                                                             -------
Net investment income (loss)..............................................................     2,682
                                                                                             -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    (6,359)
Realized gain distributions...............................................................     4,831
                                                                                             -------
Net realized gains (losses) on investments................................................     1,528
Change in unrealized appreciation (depreciation) of investments...........................        --
                                                                                             -------
Net realized and unrealized gains (losses) on investments.................................     1,528
                                                                                             -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $ 1,154
                                                                                             =======

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                LORD ABBETT                  LORD ABBETT
                                                             GROWTH AND INCOME              BOND DEBENTURE
                                                                SUB-ACCOUNT                  SUB-ACCOUNT
                                                        ---------------------------  ---------------------------
                                                            2006           2005          2006           2005
                                                        ------------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $    900,405  $  (5,106,043) $ 15,214,222  $   7,482,096
  Net realized gain (losses) on investment.............   83,592,141     53,729,799     2,913,009     18,313,196
  Change in unrealized appreciation (depreciation) of
   investments.........................................   42,908,024    (37,422,612)    3,338,422    (27,494,311)
                                                        ------------  -------------  ------------  -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................  127,400,570     11,201,144    21,465,653     (1,699,019)
                                                        ------------  -------------  ------------  -------------
From capital transactions:
  Payments received from contract owners...............   43,067,650     59,853,862    12,538,333     19,602,115
  Transfers between Sub-Accounts (including fixed
   account), net.......................................  (18,222,831)  (179,556,469)     (461,124)  (135,960,162)
  Transfers for contract benefits and terminations.....  (75,937,047)   (58,807,592)  (29,019,560)   (23,761,183)
  Contract maintenance charges.........................   (1,901,988)    (1,825,957)   (1,024,216)    (1,106,991)
                                                        ------------  -------------  ------------  -------------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  (52,994,216)  (180,336,156)  (17,966,567)  (141,226,221)
                                                        ------------  -------------  ------------  -------------
NET CHANGE IN NET ASSETS...............................   74,406,354   (169,135,012)    3,499,086   (142,925,240)
NET ASSETS - BEGINNING OF PERIOD.......................  824,030,188    993,165,200   303,014,566    445,939,806
                                                        ------------  -------------  ------------  -------------
NET ASSETS - END OF PERIOD............................. $898,436,542  $ 824,030,188  $306,513,652  $ 303,014,566
                                                        ============  =============  ============  =============

                                                             VAN KAMPEN
                                                           MID-CAP GROWTH
                                                             SUB-ACCOUNT
                                                        --------------------
                                                           2006     2005 (C)
                                                        ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $  (60,487) $   (295)
  Net realized gain (losses) on investment.............     91,530    18,443
  Change in unrealized appreciation (depreciation) of
   investments.........................................    185,358   (19,628)
                                                        ----------  --------
  Net increase (decrease) in net assets resulting from
   operations..........................................    216,401    (1,480)
                                                        ----------  --------
From capital transactions:
  Payments received from contract owners...............  6,126,207   300,651
  Transfers between Sub-Accounts (including fixed
   account), net.......................................    (79,412)      381
  Transfers for contract benefits and terminations.....   (131,097)       --
  Contract maintenance charges.........................     (1,119)       --
                                                        ----------  --------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  5,914,579   301,032
                                                        ----------  --------
NET CHANGE IN NET ASSETS...............................  6,130,980   299,552
NET ASSETS - BEGINNING OF PERIOD.......................    299,552        --
                                                        ----------  --------
NET ASSETS - END OF PERIOD............................. $6,430,532  $299,552
                                                        ==========  ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

     LORD ABBETT                LAZARD                      MET/AIM                 HARRIS OAKMARK
    MID-CAP VALUE               MID-CAP                SMALL-CAP GROWTH              INTERNATIONAL
     SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------  --------------------------  --------------------------  --------------------------
   2006     2005 (C)      2006          2005        2006 (B)        2005          2006          2005
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------
$  (70,022) $    877  $ (1,645,652) $ (1,936,462) $ (2,901,725) $ (2,794,353) $  2,822,960  $ (4,277,515)
   274,246     9,978    17,825,409    19,737,739    27,136,360    10,172,694    30,998,347    22,484,669

   496,316   (12,409)   (1,521,097)  (10,784,556)   (3,974,728)    1,243,984    49,677,257    11,761,014
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------

   700,540    (1,554)   14,658,660     7,016,721    20,259,907     8,622,325    83,498,564    29,968,168
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------
 7,315,844   310,539     9,493,835    12,430,005    14,579,046    15,695,051    51,029,021    44,232,281

 1,605,995    34,916   (10,866,080)  (25,566,467)   (8,466,806)  (65,535,577)    8,236,212   (75,836,582)
  (236,251)       --   (10,309,132)   (7,704,731)  (17,555,216)   (8,982,026)  (24,853,273)  (12,702,574)
    (1,406)       --      (432,824)     (420,427)     (651,688)     (630,411)   (1,273,876)     (946,930)
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------

 8,684,182   345,455   (12,114,201)  (21,261,620)  (12,094,664)  (59,452,963)   33,138,084   (45,253,805)
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------
 9,384,722   343,901     2,544,459   (14,244,899)    8,165,243   (50,830,638)  116,636,648   (15,285,637)
   343,901        --   123,820,991   138,065,890   170,469,329   221,299,967   295,833,789   311,119,426
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------
$9,728,623  $343,901  $126,365,450  $123,820,991  $178,634,572  $170,469,329  $412,470,437  $295,833,789
==========  ========  ============  ============  ============  ============  ============  ============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                      THIRD AVE                  OPPENHEIMER                  LEGG MASON
                                                   SMALL CAP VALUE           CAPITAL APPRECIATION          AGGRESSIVE GROWTH
                                                     SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                             --------------------------  ---------------------------  --------------------------
                                                 2006          2005          2006           2005          2006          2005
                                             ------------  ------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............. $ (4,131,178) $ (4,740,756) $ (5,510,459) $  (6,081,698) $ (2,025,840) $ (2,071,978)
  Net realized gain (losses) on investment..   36,727,046    24,254,034     6,772,097     17,131,851     9,458,759     9,290,650
  Change in unrealized appreciation
   (depreciation) of investments............    3,953,652    16,079,751    19,412,128     (2,891,768)  (11,573,972)    4,199,581
                                             ------------  ------------  ------------  -------------  ------------  ------------
  Net increase (decrease) in net assets
   resulting from operations................   36,549,520    35,593,029    20,673,766      8,158,385    (4,141,053)   11,418,253
                                             ------------  ------------  ------------  -------------  ------------  ------------
From capital transactions:
  Payments received from contract owners....   39,230,496    44,839,871    20,936,146     27,465,865     7,907,276     8,741,854
  Transfers between Sub-Accounts (including
   fixed account), net......................  (11,345,406)  (60,848,538)  (22,438,408)  (120,741,287)   (4,639,012)  (63,859,148)
  Transfers for contract benefits and
   terminations.............................  (27,291,452)  (15,845,770)  (30,435,521)   (24,390,278)   (9,607,627)   (6,683,984)
  Contract maintenance charges..............   (1,229,362)   (1,022,296)   (1,190,587)    (1,238,482)     (442,240)     (463,275)
                                             ------------  ------------  ------------  -------------  ------------  ------------
  Net increase (decrease) in net assets
   resulting from capital transactions......     (635,724)  (32,876,733)  (33,128,370)  (118,904,182)   (6,781,603)  (62,264,553)
                                             ------------  ------------  ------------  -------------  ------------  ------------
NET CHANGE IN NET ASSETS....................   35,913,796     2,716,296   (12,454,604)  (110,745,797)  (10,922,656)  (50,846,300)
NET ASSETS - BEGINNING OF PERIOD............  324,854,108   322,137,812   370,348,053    481,093,850   127,810,334   178,656,634
                                             ------------  ------------  ------------  -------------  ------------  ------------
NET ASSETS - END OF PERIOD.................. $360,767,904  $324,854,108  $357,893,449  $ 370,348,053  $116,887,678  $127,810,334
                                             ============  ============  ============  =============  ============  ============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

           PIMCO                    RCM GLOBAL               PIMCO INFLATION               T. ROWE PRICE
       TOTAL RETURN                 TECHNOLOGY                PROTECTED BOND              MID-CAP GROWTH
        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
--------------------------  -------------------------  ---------------------------  --------------------------
    2006          2005          2006         2005          2006           2005          2006          2005
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------
$  4,140,297  $ (6,760,173) $  (824,044) $   (779,585) $  5,512,463  $  (4,706,535) $ (3,638,388) $ (3,096,448)
     927,244     4,026,021    1,316,641    (1,122,351)    5,638,794      3,929,041    15,799,051    10,444,114

   7,179,331     5,366,901    1,146,743     4,946,572   (14,594,674)      (451,994)   (2,691,809)   15,711,237
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------

  12,246,872     2,632,749    1,639,340     3,044,636    (3,443,417)    (1,229,488)    9,468,854    23,058,903
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------
  47,026,170    35,180,114    4,741,982     3,940,620    22,333,131     29,200,003    26,389,911    29,182,475

   2,054,806   (69,667,608)    (768,025)  (18,238,288)  (20,241,542)  (101,121,979)  (13,388,811)  (17,494,204)

 (38,069,350)  (31,898,117)  (4,285,928)   (2,964,921)  (23,245,518)   (16,405,367)  (18,459,663)  (11,491,088)
  (1,184,844)   (1,215,883)    (175,376)     (175,970)     (881,213)      (957,643)     (784,935)     (662,102)
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------

   9,826,782   (67,601,494)    (487,347)  (17,438,559)  (22,035,142)   (89,284,986)   (6,243,498)     (464,919)
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------
  22,073,654   (64,968,745)   1,151,993   (14,393,923)  (25,478,559)   (90,514,474)    3,225,356    22,593,984
 418,753,068   483,721,813   49,054,494    63,448,417   276,160,752    366,675,226   216,790,477   194,196,493
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------
$440,826,722  $418,753,068  $50,206,487  $ 49,054,494  $250,682,193  $ 276,160,752  $220,015,833  $216,790,477
============  ============  ===========  ============  ============  =============  ============  ============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                           MFS RESEARCH              NEUBERGER BERMAN
                                                           INTERNATIONAL                REAL ESTATE
                                                            SUB-ACCOUNT                 SUB-ACCOUNT
                                                    --------------------------  --------------------------
                                                        2006          2005          2006          2005
                                                    ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..................... $    (24,710) $ (2,398,206) $   (695,598) $ (1,027,290)
  Net realized gain (losses) on investment.........   22,849,846    22,387,428     7,602,988     6,372,185
  Change in unrealized appreciation (depreciation)
   of investments..................................   30,592,548     5,157,571    23,071,116      (174,297)
                                                    ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets resulting
   from operations.................................   53,417,684    25,146,793    29,978,506     5,170,598
                                                    ------------  ------------  ------------  ------------
From capital transactions:
  Payments received from contract owners...........   42,268,038    19,534,950    20,801,468    13,901,674
  Transfers between Sub-Accounts (including fixed
   account), net...................................   10,197,716   (61,653,535)   20,335,194   (25,677,556)
  Transfers for contract benefits and
   terminations....................................  (22,167,484)  (10,407,463)   (6,411,309)   (3,637,359)
  Contract maintenance charges.....................     (800,756)           --      (341,542)     (205,603)
                                                    ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets resulting
   from capital transactions.......................   29,497,514   (52,526,048)   34,383,811   (15,618,844)
                                                    ------------  ------------  ------------  ------------
NET CHANGE IN NET ASSETS...........................   82,915,198   (27,379,255)   64,362,317   (10,448,246)
NET ASSETS - BEGINNING OF PERIOD...................  204,989,567   232,368,822    72,233,498    82,681,744
                                                    ------------  ------------  ------------  ------------
NET ASSETS - END OF PERIOD......................... $287,904,765  $204,989,567  $136,595,815  $ 72,233,498
                                                    ============  ============  ============  ============

                                                              TURNER
                                                          MID-CAP GROWTH
                                                           SUB-ACCOUNT
                                                    -------------------------
                                                        2006         2005
                                                    -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..................... $  (786,006) $   (614,031)
  Net realized gain (losses) on investment.........   1,757,112     4,212,013
  Change in unrealized appreciation (depreciation)
   of investments..................................     385,274      (958,525)
                                                    -----------  ------------
  Net increase (decrease) in net assets resulting
   from operations.................................   1,356,380     2,639,457
                                                    -----------  ------------
From capital transactions:
  Payments received from contract owners...........   9,137,550     4,835,320
  Transfers between Sub-Accounts (including fixed
   account), net...................................   3,688,977   (24,082,865)
  Transfers for contract benefits and
   terminations....................................  (3,559,246)   (1,718,359)
  Contract maintenance charges.....................    (165,139)     (140,221)
                                                    -----------  ------------
  Net increase (decrease) in net assets resulting
   from capital transactions.......................   9,102,142   (21,106,125)
                                                    -----------  ------------
NET CHANGE IN NET ASSETS...........................  10,458,522   (18,466,668)
NET ASSETS - BEGINNING OF PERIOD...................  39,253,598    57,720,266
                                                    -----------  ------------
NET ASSETS - END OF PERIOD......................... $49,712,120  $ 39,253,598
                                                    ===========  ============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

      GOLDMAN SACHS                  METLIFE                      METLIFE                        METLIFE
      MID-CAP VALUE            DEFENSIVE STRATEGY            MODERATE STRATEGY              BALANCED STRATEGY
       SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
-------------------------  --------------------------  ----------------------------  ------------------------------
    2006          2005         2006          2005           2006           2005           2006            2005
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------
$ (1,930,767) $  (616,315) $ (5,545,682) $ (1,041,424) $  (17,357,809) $ (3,045,707) $  (53,816,040) $   (8,730,671)
   3,265,059   10,292,779     7,627,422     1,332,964      11,879,693     3,960,130      24,321,752       4,906,393

  13,997,891   (2,769,221)   22,998,623     7,272,970      93,530,272    35,770,238     357,213,321     139,053,277
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------

  15,332,183    6,907,243    25,080,363     7,564,510      88,052,156    36,684,661     327,719,033     135,228,999
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------
  23,305,265   24,696,313    66,952,838    72,228,685     256,447,936   235,140,028     885,874,982     744,839,691

   8,856,359   (6,180,261)   70,656,423    99,827,601      92,363,825   262,271,757     236,677,713     703,612,982
  (7,593,762)  (4,564,258)  (32,632,044)  (12,384,758)    (71,549,147)  (37,759,508)   (194,621,957)    (93,443,674)
    (390,195)    (237,219)   (1,230,332)     (637,176)     (3,706,043)   (2,271,245)    (11,611,163)     (6,793,517)
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------

  24,177,667   13,714,575   103,746,885   159,034,352     273,556,571   457,381,032     916,319,575   1,348,215,482
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------
  39,509,850   20,621,818   128,827,248   166,598,862     361,608,727   494,065,693   1,244,038,608   1,483,444,481
  96,096,991   75,475,173   270,290,202   103,691,340     866,351,374   372,285,681   2,673,665,820   1,190,221,339
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------
$135,606,841  $96,096,991  $399,117,450  $270,290,202  $1,227,960,101  $866,351,374  $3,917,704,428  $2,673,665,820
============  ===========  ============  ============  ==============  ============  ==============  ==============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                     METLIFE GROWTH              METLIFE AGGRESSIVE
                                                        STRATEGY                      STRATEGY
                                                       SUB-ACCOUNT                   SUB-ACCOUNT
                                             ------------------------------  --------------------------
                                                  2006            2005           2006          2005
                                             --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............. $  (52,146,385) $   (9,070,715) $ (9,548,328) $ (2,949,611)
  Net realized gain (losses) on investment..     18,043,367       5,044,067    10,891,568     1,824,995
  Change in unrealized appreciation
   (depreciation) of investments............    404,325,541     158,330,857    62,614,142    39,921,987
                                             --------------  --------------  ------------  ------------
  Net increase (decrease) in net assets
   resulting from operations................    370,222,523     154,304,209    63,957,382    38,797,371
                                             --------------  --------------  ------------  ------------
From capital transactions:
  Payments received from contract owners....  1,349,680,841     676,269,942   115,468,732   124,548,718
  Transfers between Sub-Accounts (including
   fixed account), net......................    261,117,729     580,940,328     9,336,275   122,869,798
  Transfers for contract benefits and
   terminations.............................   (151,068,704)    (64,893,054)  (41,223,880)  (12,490,417)
  Contract maintenance charges..............    (10,688,916)       (585,173)   (2,121,578)   (1,373,758)
                                             --------------  --------------  ------------  ------------
  Net increase (decrease) in net assets
   resulting from capital transactions......  1,449,040,950   1,191,732,043    81,459,549   233,554,341
                                             --------------  --------------  ------------  ------------
NET CHANGE IN NET ASSETS....................  1,819,263,473   1,346,036,252   145,416,931   272,351,712
NET ASSETS - BEGINNING OF PERIOD............  2,317,496,022     971,459,770   491,059,239   218,707,527
                                             --------------  --------------  ------------  ------------
NET ASSETS - END OF PERIOD.................. $4,136,759,495  $2,317,496,022  $636,476,170  $491,059,239
                                             ==============  ==============  ============  ============

                                                    VAN KAMPEN
                                                     COMSTOCK
                                                    SUB-ACCOUNT
                                             ------------------------
                                                 2006         2005
                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............. $  (533,507) $    90,128
  Net realized gain (losses) on investment..     486,896      124,421
  Change in unrealized appreciation
   (depreciation) of investments............   4,864,537      221,096
                                             -----------  -----------
  Net increase (decrease) in net assets
   resulting from operations................   4,817,926      435,645
                                             -----------  -----------
From capital transactions:
  Payments received from contract owners....  15,630,228    9,176,704
  Transfers between Sub-Accounts (including
   fixed account), net......................  14,807,706    7,360,164
  Transfers for contract benefits and
   terminations.............................  (1,604,023)    (179,419)
  Contract maintenance charges..............     (88,238)      (7,043)
                                             -----------  -----------
  Net increase (decrease) in net assets
   resulting from capital transactions......  28,745,673   16,350,406
                                             -----------  -----------
NET CHANGE IN NET ASSETS....................  33,563,599   16,786,051
NET ASSETS - BEGINNING OF PERIOD............  16,786,051           --
                                             -----------  -----------
NET ASSETS - END OF PERIOD.................. $50,349,650  $16,786,051
                                             ===========  ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                                                                                                      DREMAN
       LEGG MASON        MET/PUTNAM CAPITAL  MFS EMERGING  LOOMIS SAYLES  MET/AIM CAPITAL JANUS CAPITAL              SMALL-CAP
      VALUE EQUITY         OPPORTUNITIES    MARKETS EQUITY GLOBAL MARKETS  APPRECIATION   APPRECIATION   MFS VALUE     VALUE
      SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
-----------------------  ------------------ -------------- -------------- --------------- ------------- ----------- -----------
    2006      2005 (C)          2006           2006 (B)       2006 (B)       2006 (B)       2006 (B)     2006 (B)    2006 (B)
-----------  ----------  ------------------ -------------- -------------- --------------- ------------- ----------- -----------
$  (398,348) $     (874)      $ (2,539)       $   32,054     $   24,263     $   (7,131)    $  (12,260)  $   36,085  $  (16,898)
    630,970           4         10,175           (58,383)       (23,482)       128,230         (1,758)     247,940      14,858

  2,399,674      (8,725)         9,944           976,734        543,839        (89,243)        87,278      158,096     398,756
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------

  2,632,296      (9,595)        17,580           950,405        544,620         31,856         73,260      442,121     396,716
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------
 27,151,107   1,283,657        337,154         1,859,077      2,094,978        697,824        777,008    4,196,317   3,031,404

  9,742,756      61,677         11,264         6,810,729      5,209,906        433,224        562,649    1,494,047   1,888,210
   (752,979)         --           (513)         (187,565)       (55,791)       (29,057)        (2,365)     (40,727)    (28,287)
    (20,637)        (29)            --            (7,987)        (6,804)            --           (143)        (504)       (414)
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------

 36,120,247   1,345,305        347,905         8,474,254      7,242,289      1,101,991      1,337,149    5,649,133   4,890,913
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------
 38,752,543   1,335,710        365,485         9,424,659      7,786,909      1,133,847      1,410,409    6,091,254   5,287,629
  1,335,710          --             --                --             --             --             --           --          --
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------
$40,088,253  $1,335,710       $365,485        $9,424,659     $7,786,909     $1,133,847     $1,410,409   $6,091,254  $5,287,629
===========  ==========       ========        ==========     ==========     ==========     ==========   ==========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                              PIONEER     PIONEER     BLACKROCK
                                                                  PIONEER     MID-CAP    STRATEGIC    LARGE-CAP   BLACKROCK
                                                                   FUND        VALUE      INCOME        CORE     HIGH YIELD
                                                                SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                                                ----------- ----------- -----------  ----------- -----------
                                                                 2006 (B)    2006 (B)    2006 (B)     2006 (B)    2006 (B)
                                                                ----------- ----------- -----------  ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)................................. $  (23,731) $  (24,842) $ 1,494,514  $  (14,614) $  (26,007)
  Net realized gain (losses) on investment.....................      1,627      35,009        4,153         780       2,005
  Change in unrealized appreciation (depreciation) of
   investments.................................................    244,133     223,664     (633,361)    127,174     162,300
                                                                ----------  ----------  -----------  ----------  ----------
  Net increase (decrease) in net assets resulting from
   operations..................................................    222,029     233,831      865,306     113,340     138,298
                                                                ----------  ----------  -----------  ----------  ----------
From capital transactions:
  Payments received from contract owners.......................  3,052,915   2,305,348   32,862,325   1,247,987   2,305,612
  Transfers between Sub-Accounts (including fixed account),
   net.........................................................    731,725   1,568,200    4,493,036     592,108     862,288
  Transfers for contract benefits and terminations.............   (167,237)   (202,277)    (781,428)     (5,626)    (59,618)
  Contract maintenance charges.................................       (235)       (511)         (45)        (66)       (182)
                                                                ----------  ----------  -----------  ----------  ----------
  Net increase (decrease) in net assets resulting from capital
   transactions................................................  3,617,168   3,670,760   36,573,888   1,834,403   3,108,100
                                                                ----------  ----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS.......................................  3,839,197   3,904,591   37,439,194   1,947,743   3,246,398
NET ASSETS - BEGINNING OF PERIOD...............................         --          --           --          --          --
                                                                ----------  ----------  -----------  ----------  ----------
NET ASSETS - END OF PERIOD..................................... $3,839,197  $3,904,591  $37,439,194  $1,947,743  $3,246,398
                                                                ==========  ==========  ===========  ==========  ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                                                AIM V.I.
    AIM V.I. PREMIER      AIM V.I.     AIM V.I. CAPITAL      INTERNATIONAL         AIM V.I. BASIC
         EQUITY          CORE EQUITY     APPRECIATION            GROWTH               BALANCED
      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------  ----------- -------------------  -------------------  ----------------------
  2006 (A)      2005      2006 (B)      2006      2005       2006      2005       2006        2005
-----------  ----------  ----------- ---------  --------  ---------  --------  ----------  ----------
$     7,015  $   (8,086) $   (4,933) $  (9,066) $ (9,121) $  (3,869) $ (5,719) $    4,326  $     (301)
   (150,529)    (56,891)      7,179     (6,233)  (10,715)    47,565     1,383       2,685     (11,929)

    205,662     114,334      91,646     45,746    67,960    162,553   124,742      79,162      51,224
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------

     62,148      49,357      93,892     30,447    48,124    206,249   120,406      86,173      38,994
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------
         --          --          --        220       720        724       744          --          --
 (1,236,936)    (23,722)  1,213,426    (12,684)  (18,547)       883    (9,669)    (24,561)    (23,565)
    (61,324)   (184,260)   (130,960)   (94,076)  (41,023)  (147,488)  (38,731)   (109,335)   (156,023)
         --          --          --         --        --         --        --          --          --
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------
 (1,298,260)   (207,982)  1,082,466   (106,540)  (58,850)  (145,881)  (47,656)   (133,896)   (179,588)
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------
 (1,236,112)   (158,625)  1,176,358    (76,093)  (10,726)    60,368    72,750     (47,723)   (140,594)
  1,236,112   1,394,737          --    708,491   719,217    839,474   766,724   1,025,135   1,165,729
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------
$        --  $1,236,112  $1,176,358  $ 632,398  $708,491  $ 899,842  $839,474  $  977,412  $1,025,135
===========  ==========  ==========  =========  ========  =========  ========  ==========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                           MFS                 MFS                 MFS
                                                                        RESEARCH         INVESTORS TRUST      NEW DISCOVERY
                                                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                   ------------------  ------------------  ------------------
                                                                     2006      2005      2006      2005      2006      2005
                                                                   --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $ (2,619) $ (3,069) $ (1,482) $ (1,388) $ (2,939) $ (2,943)
  Net realized gain (losses) on investment........................    1,650    (2,744)    1,646     1,107     6,942    (2,079)
  Change in unrealized appreciation (depreciation) of investments.   25,898    26,000    17,615     9,733    19,144    10,671
                                                                   --------  --------  --------  --------  --------  --------
  Net increase (decrease) in net assets resulting from operations.   24,929    20,187    17,779     9,452    23,147     5,649
                                                                   --------  --------  --------  --------  --------  --------
From capital transactions:
  Payments received from contract owners..........................       --        --        --        --        --        --
  Transfers between Sub-Accounts (including fixed account), net...  (33,509)   (7,747)       --    (8,412)      (25)  (15,622)
  Transfers for contract benefits and terminations................  (51,508)  (24,407)  (11,633)   (5,995)  (25,624)  (17,032)
  Contract maintenance charges....................................       --        --        --        --        --        --
                                                                   --------  --------  --------  --------  --------  --------
  Net increase (decrease) in net assets resulting from capital transactions...................................................  (85,017)  (32,154)  (11,633)  (14,407)  (25,649)  (32,654)
                                                                   --------  --------  --------  --------  --------  --------
NET CHANGE IN NET ASSETS..........................................  (60,088)  (11,967)    6,146    (4,955)   (2,502)  (27,005)
NET ASSETS - BEGINNING OF PERIOD..................................  336,793   348,760   164,685   169,640   208,682   235,687
                                                                   --------  --------  --------  --------  --------  --------
NET ASSETS - END OF PERIOD........................................ $276,705  $336,793  $170,831  $164,685  $206,180  $208,682
                                                                   ========  ========  ========  ========  ========  ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

 OPPENHEIMER MAIN STREET     OPPENHEIMER        OPPENHEIMER    OPPENHEIMER MAIN STREET
   GROWTH & INCOME              BOND          STRATEGIC BOND    SMALL-CAP GROWTH
     SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
 ----------------------  ------------------  ----------------  ----------------------
   2006        2005        2006      2005     2006     2005      2006        2005
  --------    --------   --------  --------  ------- --------   --------    --------
 $   (808)   $    (17)   $ 14,378  $ 14,798  $ 1,384 $  3,510  $ (2,489)   $ (2,578)
    1,182        (440)       (622)    1,157       66    6,425    23,771      11,080
   38,049      13,076      (1,473)  (11,332)   1,453   (9,004)    3,332       5,659
  --------    --------   --------  --------  ------- --------   --------    --------
   38,423      12,619      12,283     4,623    2,903      931    24,614      14,161
  --------    --------   --------  --------  ------- --------   --------    --------
       --          --          --        --       --       --        --          --
       --      (4,071)         --   (22,463)      --       --        --     (12,275)
  (12,028)    (27,708)    (60,365)  (12,439)       1  (64,320)  (27,289)     (6,677)
       --          --          --        --       --       --        --          --
  --------    --------   --------  --------  ------- --------   --------    --------
  (12,028)    (31,779)    (60,365)  (34,902)       1  (64,320)  (27,289)    (18,952)
  --------    --------   --------  --------  ------- --------   --------    --------
   26,395     (19,160)    (48,082)  (30,279)   2,904  (63,389)   (2,675)     (4,791)
  295,228     314,388     372,459   402,738   48,414  111,803   190,080     194,871
  --------    --------   --------  --------  ------- --------   --------    --------
 $321,623    $295,228    $324,377  $372,459  $51,318 $ 48,414  $187,405    $190,080
  ========    ========   ========  ========  ======= ========   ========    ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                            OPPENHEIMER               FIDELITY
                                                               MONEY                ASSET MANAGER
                                                            SUB-ACCOUNT              SUB-ACCOUNT
                                                        -------------------  --------------------------
                                                          2006       2005        2006          2005
                                                        --------  ---------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $  6,073  $   3,282  $  2,034,828  $  2,187,678
  Net realized gain (losses) on investment.............       --         --    (1,181,456)   (2,055,680)
  Change in unrealized appreciation (depreciation) of
   investments.........................................       --         --     7,246,543     3,606,847
                                                        --------  ---------  ------------  ------------
  Net increase (decrease) in net assets resulting from
   operations..........................................    6,073      3,282     8,099,915     3,738,845
                                                        --------  ---------  ------------  ------------
From capital transactions:
  Payments received from contract owners...............       --         --            --     7,546,788
  Transfers between Sub-Accounts (including fixed
   account), net.......................................   (4,329)   (27,260)      440,619    (9,921,558)
  Transfers for contract benefits and terminations.....   (9,345)   (78,764)  (17,861,267)  (16,300,590)
  Contract maintenance charges.........................       --         --            --            --
                                                        --------  ---------  ------------  ------------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  (13,674)  (106,024)  (17,420,648)  (18,675,360)
                                                        --------  ---------  ------------  ------------
NET CHANGE IN NET ASSETS...............................   (7,601)  (102,742)   (9,320,733)  (14,936,515)
NET ASSETS - BEGINNING OF PERIOD.......................  195,378    298,120   149,964,735   164,901,250
                                                        --------  ---------  ------------  ------------
NET ASSETS - END OF PERIOD............................. $187,777  $ 195,378  $140,644,002  $149,964,735
                                                        ========  =========  ============  ============

                                                                 FIDELITY
                                                                  GROWTH
                                                                SUB-ACCOUNT
                                                        --------------------------
                                                            2006          2005
                                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $ (2,084,858) $ (1,934,714)
  Net realized gain (losses) on investment.............   (3,545,302)   (7,095,149)
  Change in unrealized appreciation (depreciation) of
   investments.........................................   17,161,078    18,387,197
                                                        ------------  ------------
  Net increase (decrease) in net assets resulting from
   operations..........................................   11,530,918     9,357,334
                                                        ------------  ------------
From capital transactions:
  Payments received from contract owners...............      145,629    13,927,867
  Transfers between Sub-Accounts (including fixed
   account), net.......................................    1,142,151   (21,537,464)
  Transfers for contract benefits and terminations.....  (28,983,611)  (22,019,362)
  Contract maintenance charges.........................           --            --
                                                        ------------  ------------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  (27,695,831)  (29,628,959)
                                                        ------------  ------------
NET CHANGE IN NET ASSETS...............................  (16,164,913)  (20,271,625)
NET ASSETS - BEGINNING OF PERIOD.......................  231,030,576   251,302,201
                                                        ------------  ------------
NET ASSETS - END OF PERIOD............................. $214,865,663  $231,030,576
                                                        ============  ============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

         FIDELITY                   FIDELITY                  FIDELITY                   FIDELITY
        CONTRAFUND                  OVERSEAS                EQUITY-INCOME                INDEX 500
        SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
--------------------------  ------------------------  ------------------------  --------------------------
    2006          2005          2006         2005         2006         2005         2006          2005
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
$   (202,376) $ (3,078,678) $   (40,101) $   (62,833) $   363,303  $    69,511  $    584,827  $    727,778
  34,968,032     3,929,907      409,953     (102,783)   2,980,288    1,042,518     3,236,705     1,609,808
  (3,008,548)   41,502,534    1,335,588    1,878,817      (86,741)    (282,062)   14,008,767     2,214,439
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------

  31,757,108    42,353,763    1,705,440    1,713,201    3,256,850      829,967    17,830,299     4,552,025
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
   3,586,557    17,345,073       46,730      243,188       49,041       82,641            --        17,608

  10,570,868       829,649       18,062     (196,354)    (337,108)    (180,764)     (421,580)  (11,379,815)
 (23,563,894)  (23,199,750)  (1,818,178)  (1,699,999)  (5,753,608)  (3,776,055)  (21,236,475)  (10,487,336)
        (445)           --           --           --           --           --            --            --
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
  (9,406,914)   (5,025,028)  (1,753,386)  (1,653,165)  (6,041,675)  (3,874,178)  (21,658,055)  (21,849,543)
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
  22,350,194    37,328,735      (47,946)      60,036   (2,784,825)  (3,044,211)   (3,827,756)  (17,297,518)
 316,067,973   278,739,238   11,307,291   11,247,255   20,594,607   23,638,818   139,624,446   156,921,964
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
$338,418,167  $316,067,973  $11,259,345  $11,307,291  $17,809,782  $20,594,607  $135,796,690  $139,624,446
============  ============  ===========  ===========  ===========  ===========  ============  ============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                           FIDELITY           FIDELITY
                                                                         MONEY MARKET          MID CAP
                                                                          SUB-ACCOUNT        SUB-ACCOUNT
                                                                   ------------------------  -----------
                                                                       2006         2005        2006
                                                                   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $ 1,152,277  $   508,284  $   (86,138)
  Net realized gain (losses) on investment........................          --           --        1,917
  Change in unrealized appreciation (depreciation) of investments.          --           --      651,462
                                                                   -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations.   1,152,277      508,284      567,241
                                                                   -----------  -----------  -----------
From capital transactions:
  Payments received from contract owners..........................      54,130    8,117,814   13,266,777
  Transfers between Sub-Accounts (including fixed account), net...   5,613,103   (3,173,149)     504,093
  Transfers for contract benefits and terminations................  (2,708,725)  (3,244,973)    (192,318)
  Contract maintenance charges....................................          --           --           --
                                                                   -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................   2,958,508    1,699,692   13,578,552
                                                                   -----------  -----------  -----------
NET CHANGE IN NET ASSETS..........................................   4,110,785    2,207,976   14,145,793
NET ASSETS - BEGINNING OF PERIOD..................................  31,496,514   29,288,538           --
                                                                   -----------  -----------  -----------
NET ASSETS - END OF PERIOD........................................ $35,607,299  $31,496,514  $14,145,793
                                                                   ===========  ===========  ===========

                                                                       DWS INTERNATIONAL
                                                                          SUB-ACCOUNT
                                                                   ------------------------
                                                                       2006         2005
                                                                   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $   155,765  $    58,000
  Net realized gain (losses) on investment........................     148,747     (197,126)
  Change in unrealized appreciation (depreciation) of investments.   6,490,367    3,662,606
                                                                   -----------  -----------
  Net increase (decrease) in net assets resulting from operations.   6,794,879    3,523,480
                                                                   -----------  -----------
From capital transactions:
  Payments received from contract owners..........................          --    2,218,565
  Transfers between Sub-Accounts (including fixed account), net...   2,365,834     (261,578)
  Transfers for contract benefits and terminations................  (1,641,028)  (1,696,765)
  Contract maintenance charges....................................          --           --
                                                                   -----------  -----------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................     724,806      260,222
                                                                   -----------  -----------
NET CHANGE IN NET ASSETS..........................................   7,519,685    3,783,702
NET ASSETS - BEGINNING OF PERIOD..................................  27,740,668   23,956,966
                                                                   -----------  -----------
NET ASSETS - END OF PERIOD........................................ $35,260,353  $27,740,668
                                                                   ===========  ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

      FI MID CAP                      FI VALUE           RUSSELL
     OPPORTUNITIES      FI LARGE CAP   LEADERS          2000 INDEX          FI INTERNATIONAL
      SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT          STOCK SUB-ACCOUNT
----------------------  ------------ ----------- -----------------------  --------------------
   2006        2005       2006 (B)    2006 (B)       2006        2005        2006       2005
----------  ----------  ------------ ----------- -----------  ----------  ----------  --------
$  (63,289) $  (48,846)  $  (17,266) $  (24,722) $   (30,808) $  (39,356) $  (13,218) $ (4,439)
    93,317     (12,734)       1,885      (7,023)     696,022     534,730      71,961    17,991
   423,008     295,898      132,500     143,802      418,666    (275,880)    202,153    84,277
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------
   453,036     234,318      117,119     112,057    1,083,880     219,494     260,896    97,829
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------
     4,807     557,376    1,694,989   1,290,715        7,989   1,010,785   2,282,869     3,850
 1,225,846     326,714      490,335   1,434,064    2,478,910     290,189     231,350   159,978
  (527,332)   (349,078)     (15,912)   (174,151)  (2,466,445)   (547,802)   (225,249)  (79,269)
        --          --         (486)       (598)          --          --          --        --
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------

   703,321     535,012    2,168,926   2,550,030       20,454     753,172   2,288,970    84,559
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------
 1,156,357     769,330    2,286,045   2,662,087    1,104,334     972,666   2,549,866   182,388
 4,104,050   3,334,720           --          --    7,123,561   6,150,895     683,055   500,667
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------
$5,260,407  $4,104,050   $2,286,045  $2,662,087  $ 8,227,895  $7,123,561  $3,232,921  $683,055
==========  ==========   ==========  ==========  ===========  ==========  ==========  ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                         BLACKROCK
                                                                  METLIFE             LEGACY LARGE-CAP
                                                                STOCK INDEX                GROWTH
                                                                SUB-ACCOUNT             SUB-ACCOUNT
                                                        --------------------------  -------------------
                                                            2006          2005         2006      2005
                                                        ------------  ------------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $    776,642  $   (308,211) $  (6,322) $ (3,289)
  Net realized gain (losses) on investment.............   22,530,720     7,236,141     35,441    21,191
  Change in unrealized appreciation (depreciation) of
   investments.........................................   14,814,465     1,637,038    (10,727)    4,508
                                                        ------------  ------------  ---------  --------
  Net increase (decrease) in net assets resulting from
   operations..........................................   38,121,827     8,564,968     18,392    22,410
                                                        ------------  ------------  ---------  --------
From capital transactions:
  Payments received from contract owners...............   16,105,165    35,247,947         --    59,514
  Transfers between Sub-Accounts (including fixed
   account), net.......................................  (12,431,402)   (7,532,912)   315,780    71,110
  Transfers for contract benefits and terminations.....  (29,586,478)  (23,778,695)  (238,705)  (13,523)
  Contract maintenance charges.........................     (806,280)     (746,501)        --        --
                                                        ------------  ------------  ---------  --------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  (26,718,995)    3,189,839     77,075   117,101
                                                        ------------  ------------  ---------  --------
NET CHANGE IN NET ASSETS...............................   11,402,832    11,754,807     95,467   139,511
NET ASSETS - BEGINNING OF PERIOD.......................  301,690,699   289,935,892    443,189   303,678
                                                        ------------  ------------  ---------  --------
NET ASSETS - END OF PERIOD............................. $313,093,531  $301,690,699  $ 538,656  $443,189
                                                        ============  ============  =========  ========

                                                                BLACKROCK
                                                             STRATEGIC VALUE
                                                               SUB-ACCOUNT
                                                        ------------------------
                                                            2006         2005
                                                        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $  (125,282) $  (138,468)
  Net realized gain (losses) on investment.............   2,389,348      863,778
  Change in unrealized appreciation (depreciation) of
   investments.........................................    (537,903)    (377,877)
                                                        -----------  -----------
  Net increase (decrease) in net assets resulting from
   operations..........................................   1,726,163      347,433
                                                        -----------  -----------
From capital transactions:
  Payments received from contract owners...............          --    1,997,517
  Transfers between Sub-Accounts (including fixed
   account), net.......................................   1,018,805      250,543
  Transfers for contract benefits and terminations.....    (722,814)    (483,344)
  Contract maintenance charges.........................          --           --
                                                        -----------  -----------
  Net increase (decrease) in net assets resulting from
   capital transactions................................     295,991    1,764,716
                                                        -----------  -----------
NET CHANGE IN NET ASSETS...............................   2,022,154    2,112,149
NET ASSETS - BEGINNING OF PERIOD.......................  11,283,336    9,171,187
                                                        -----------  -----------
NET ASSETS - END OF PERIOD............................. $13,305,490  $11,283,336
                                                        ===========  ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.


       BLACKROCK               BLACKROCK           LEHMAN BROTHERS         HARRIS OAKMARK
      BOND INCOME           LARGE-CAP VALUE     AGGREGATE BOND INDEX       LARGE-CAP VALUE
      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------  --------------------  ----------------------  ----------------------
  2006 (B)      2005        2006       2005       2006        2005        2006        2005
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
$    98,654  $   55,386  $   (3,815) $ (3,741) $  129,015  $   67,432  $  (32,638) $  (34,138)
    (25,956)     19,108     104,587    45,549     (43,775)       (580)    211,588     100,980

    221,483     (48,894)    146,034    (3,542)     33,771     (44,909)    695,429    (190,418)
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------

    294,181      25,600     246,806    38,266     119,011      21,943     874,379    (123,576)
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
  5,238,410     480,460          --   121,408          --     623,715          --     990,460

  3,230,445   1,050,830   1,196,023   250,672     875,020   1,222,982     723,588     452,335
   (214,649)   (172,164)   (136,254)  (58,441)   (356,252)   (197,040)   (724,252)   (279,328)
       (797)         --          --        --          --          --          --          --
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------

  8,253,409   1,359,126   1,059,769   313,639     518,768   1,649,657        (664)  1,163,467
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
  8,547,590   1,384,726   1,306,575   351,905     637,779   1,671,600     873,715   1,039,891
  3,363,782   1,979,056     959,195   607,290   3,972,358   2,300,758   5,483,921   4,444,030
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
$11,911,372  $3,363,782  $2,265,770  $959,195  $4,610,137  $3,972,358  $6,357,636  $5,483,921
===========  ==========  ==========  ========  ==========  ==========  ==========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                            MORGAN STANLEY                MFS                    METLIFE
                                                              EAFE INDEX              TOTAL RETURN         MID CAP STOCK INDEX
                                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                        ----------------------  -----------------------  -----------------------
                                                           2006        2005       2006 (B)      2005         2006        2005
                                                        ----------- ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $    33,345 $    9,145  $    63,480  $   15,916  $   (15,661) $  (42,644)
  Net realized gain (losses) on investment.............     186,350     44,220      254,665      87,360      845,332     382,514
  Change in unrealized appreciation (depreciation) of
   investments.........................................   2,136,117    741,422    1,695,231      33,936      (33,851)    346,192
                                                        ----------- ----------  -----------  ----------  -----------  ----------
  Net increase (decrease) in net assets resulting from
   operations..........................................   2,355,812    794,787    2,013,376     137,212      795,820     686,062
                                                        ----------- ----------  -----------  ----------  -----------  ----------
From capital transactions:
  Payments received from contract owners...............          --  1,316,886   14,394,182   1,127,436           --   1,477,848
  Transfers between Sub-Accounts (including fixed
   account), net.......................................   3,352,401  2,406,994    5,280,199   2,840,083    3,271,964   1,343,574
  Transfers for contract benefits and terminations.....     575,439   (398,270)    (588,011)   (309,012)      24,952    (441,563)
  Contract maintenance charges.........................          --         --         (371)         --           --          --
                                                        ----------- ----------  -----------  ----------  -----------  ----------
  Net increase (decrease) in net assets resulting from
   capital transactions................................   3,927,840  3,325,610   19,085,999   3,658,507    3,296,916   2,379,859
                                                        ----------- ----------  -----------  ----------  -----------  ----------
NET CHANGE IN NET ASSETS...............................   6,283,652  4,120,397   21,099,375   3,795,719    4,092,736   3,065,921
NET ASSETS - BEGINNING OF PERIOD.......................   8,127,890  4,007,493    7,938,057   4,142,338    7,899,398   4,833,477
                                                        ----------- ----------  -----------  ----------  -----------  ----------
NET ASSETS - END OF PERIOD............................. $14,411,542 $8,127,890  $29,037,432  $7,938,057  $11,992,134  $7,899,398
                                                        =========== ==========  ===========  ==========  ===========  ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

       DAVIS VENTURE               HARRIS OAKMARK                 JENNISON                    BLACKROCK
           VALUE                    FOCUSED VALUE                  GROWTH                   MONEY MARKET
        SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------  --------------------------  --------------------------  --------------------------
    2006           2005          2006          2005          2006        2005 (D)        2006        2005 (D)
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (5,462,426) $  (5,998,493) $ (6,027,278) $ (6,327,042) $ (3,050,334) $ (2,803,623) $  4,796,432  $  1,115,446
  14,837,619     34,530,525    53,077,068    24,657,340     3,937,509    10,593,897            --            --

  62,048,081     14,273,879    (8,192,739)   10,043,847       282,830     8,099,848            --            --
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------

  71,423,274     42,805,911    38,857,051    28,374,145     1,170,005    15,890,122     4,796,432     1,115,446
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
  49,163,247     64,900,599    27,393,643    41,353,997    20,121,883    17,173,339    87,505,454    44,029,115
 (12,982,360)  (141,740,980)  (28,427,591)  (70,102,136)   (6,987,982)  (67,946,368)   46,670,865   103,704,923
 (47,695,562)   (29,024,741)  (33,520,553)  (24,079,774)  (15,626,572)   (9,423,590)  (74,616,785)  (24,703,796)
  (2,083,064)    (1,896,065)   (1,320,188)   (1,303,124)     (650,374)     (628,275)     (563,703)     (402,898)
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
 (13,597,739)  (107,761,187)  (35,874,689)  (54,131,037)   (3,143,045)  (60,824,894)   58,995,831   122,627,344
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
  57,825,535    (64,955,276)    2,982,362   (25,756,892)   (1,973,040)  (44,934,772)   63,792,263   123,742,790
 574,773,194    639,728,470   399,066,263   424,823,155   184,124,042   229,058,814   123,785,657        42,867
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
$632,598,729  $ 574,773,194  $402,048,625  $399,066,263  $182,151,002  $184,124,042  $187,577,920  $123,785,657
============  =============  ============  ============  ============  ============  ============  ============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                            T. ROWE PRICE          WESTERN ASSET                       METLIFE
                                                              SMALL-CAP              MANAGEMENT         OPPENHEIMER  AGGRESSIVE
                                                               GROWTH             U.S. GOVERNMENT      GLOBAL EQUITY ALLOCATION
                                                             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT  SUB-ACCOUNT
                                                        --------------------  -----------------------  ------------- -----------
                                                           2006       2005      2006 (B)    2005 (D)       2006       2006 (B)
                                                        ----------  --------  -----------  ----------  ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $  (14,146) $ (8,724) $     2,750  $  (29,973)  $  (17,646)  $  (10,494)
  Net realized gain (losses) on investment.............     74,264    11,710       (2,680)     (2,529)      (2,193)         433
  Change in unrealized appreciation (depreciation) of
   investments.........................................    (43,204)   71,200      497,136       7,855      315,865       82,120
                                                        ----------  --------  -----------  ----------   ----------   ----------
  Net increase (decrease) in net assets resulting from
   operations..........................................     16,914    74,186      497,206     (24,647)     296,026       72,059
                                                        ----------  --------  -----------  ----------   ----------   ----------
From capital transactions:
  Payments received from contract owners...............     18,223    85,540   16,388,899   1,679,808    3,327,901      621,986
  Transfers between Sub-Accounts (including fixed
   account), net.......................................    438,151   419,104    1,676,206   4,646,702      143,091      643,257
  Transfers for contract benefits and terminations.....   (290,294)  (65,018)    (533,342)   (260,174)     (75,516)     (69,363)
  Contract maintenance charges.........................         --        --      (30,329)       (906)          --         (250)
                                                        ----------  --------  -----------  ----------   ----------   ----------
  Net increase (decrease) in net assets resulting from
   capital transactions................................    166,080   439,626   17,501,434   6,065,430    3,395,476    1,195,630
                                                        ----------  --------  -----------  ----------   ----------   ----------
NET CHANGE IN NET ASSETS...............................    182,994   513,812   17,998,640   6,040,783    3,691,502    1,267,689
NET ASSETS - BEGINNING OF PERIOD.......................    932,545   418,733    6,040,783          --           --           --
                                                        ----------  --------  -----------  ----------   ----------   ----------
NET ASSETS - END OF PERIOD............................. $1,115,539  $932,545  $24,039,423  $6,040,783   $3,691,502   $1,267,689
                                                        ==========  ========  ===========  ==========   ==========   ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

               METLIFE                   METLIFE
  METLIFE    CONSERVATIVE   METLIFE    MODERATE TO
CONSERVATIVE TO MODERATE   MODERATE    AGGRESSIVE   VAN KAMPEN STRATEGIC      VAN KAMPEN
 ALLOCATION   ALLOCATION  ALLOCATION   ALLOCATION          GROWTH             ENTERPRISE
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
------------ ------------ -----------  -----------  --------------------  ------------------
  2006 (B)     2006 (B)    2006 (B)     2006 (B)       2006     2005 (C)    2006      2005
------------ ------------ -----------  -----------  ----------  --------  --------  --------
 $  (16,483)  $  (22,648) $  (137,912) $  (159,738) $  (38,247) $ (4,855) $ (1,520) $ (1,040)
        400         (332)         800       76,718     (22,738)  (25,226)     (341)   (1,785)

     85,892      190,255    1,089,188    1,393,842     174,791    55,406    10,578    12,802
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------

     69,809      167,275      952,076    1,310,822     113,806    25,325     8,717     9,977
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------
    720,743    1,879,885    9,832,340   12,408,623   4,483,815        --        --        --

  1,303,300    1,026,913    7,587,102    8,988,667      50,379      (412)   (6,326)       58
     (5,707)     (13,877)    (193,558)    (278,049)    (85,673)  (82,990)   (6,777)  (10,743)
         --           --       (5,427)      (3,923)         --        --        --        --
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------

  2,018,336    2,892,921   17,220,457   21,115,318   4,448,521   (83,402)  (13,103)  (10,685)
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------
  2,088,145    3,060,196   18,172,533   22,426,140   4,562,327   (58,077)   (4,386)     (708)
         --           --           --           --     402,324   460,401   160,313   161,021
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------
 $2,088,145   $3,060,196  $18,172,533  $22,426,140  $4,964,651  $402,324  $155,927  $160,313
 ==========   ==========  ===========  ===========  ==========  ========  ========  ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                   VAN KAMPEN
                                                                                   GROWTH AND       VAN KAMPEN
                                                                                     INCOME          COMSTOCK
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT
                                                                             ---------------------  -----------
                                                                                 2006       2005       2006
                                                                             -----------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  (105,667) $   (713) $  (194,675)
  Net realized gain (losses) on investment..................................      27,205    22,884       10,048
  Change in unrealized appreciation (depreciation) of investments...........   1,632,690     1,796    2,572,822
                                                                             -----------  --------  -----------
  Net increase (decrease) in net assets resulting from operations...........   1,554,228    23,967    2,388,195
                                                                             -----------  --------  -----------
From capital transactions:
  Payments received from contract owners....................................  18,275,065        --   30,378,821
  Transfers between Sub-Accounts (including fixed account), net.............     573,912    (2,267)     981,792
  Transfers for contract benefits and terminations..........................    (325,138)  (60,632)    (473,644)
  Contract maintenance charges..............................................          --        --           --
                                                                             -----------  --------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  18,523,839   (62,899)  30,886,969
                                                                             -----------  --------  -----------
NET CHANGE IN NET ASSETS....................................................  20,078,067   (38,932)  33,275,164
NET ASSETS - BEGINNING OF PERIOD............................................     272,973   311,905           --
                                                                             -----------  --------  -----------
NET ASSETS - END OF PERIOD.................................................. $20,351,040  $272,973  $33,275,164
                                                                             ===========  ========  ===========

                                                                                 FEDERATED
                                                                               EQUITY INCOME
                                                                                SUB-ACCOUNT
                                                                             ----------------
                                                                               2006     2005
                                                                             -------  -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   723  $   755
  Net realized gain (losses) on investment..................................   1,094      107
  Change in unrealized appreciation (depreciation) of investments...........  15,964      538
                                                                             -------  -------
  Net increase (decrease) in net assets resulting from operations...........  17,781    1,400
                                                                             -------  -------
From capital transactions:
  Payments received from contract owners....................................      --       --
  Transfers between Sub-Accounts (including fixed account), net.............      --       --
  Transfers for contract benefits and terminations..........................  (7,103)  (9,566)
  Contract maintenance charges..............................................      --       --
                                                                             -------  -------
  Net increase (decrease) in net assets resulting from capital transactions.  (7,103)  (9,566)
                                                                             -------  -------
NET CHANGE IN NET ASSETS....................................................  10,678   (8,166)
NET ASSETS - BEGINNING OF PERIOD............................................  86,264   94,430
                                                                             -------  -------
NET ASSETS - END OF PERIOD.................................................. $96,942  $86,264
                                                                             =======  =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.


     FEDERATED       FEDERATED GROWTH       NEUBERGER          ALGER AMERICAN
 HIGH INCOME BOND       STRATEGIES           GENESIS        SMALL-CAPITALIZATION
    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
------------------  ------------------  ----------------  ------------------------
  2006      2005      2006      2005      2006     2005       2006         2005
--------  --------  --------  --------  -------  -------  -----------  -----------
$  9,521  $ 12,529  $ (2,688) $ (2,592) $    25  $  (132) $  (959,074) $  (845,189)
    (621)   (2,215)   (2,358)   (7,387)   1,826    1,380   (1,425,960)  (3,642,356)
   2,908    (9,083)   17,107    29,360     (972)     977   14,338,986   13,519,296
--------  --------  --------  --------  -------  -------  -----------  -----------
  11,808     1,231    12,061    19,381      879    2,225   11,953,952    9,031,751
--------  --------  --------  --------  -------  -------  -----------  -----------
      --        --        --        --       --       --           --    3,845,735
      --    (8,661)       --   (11,975)  (1,658)      --    4,606,713   (3,675,140)
 (11,757)  (46,145)  (11,420)   (7,411)      (7)  (2,297)  (9,524,246)  (5,262,335)
      --        --        --        --       --       --           --           --
--------  --------  --------  --------  -------  -------  -----------  -----------
 (11,757)  (54,806)  (11,420)  (19,386)  (1,665)  (2,297)  (4,917,533)  (5,091,740)
--------  --------  --------  --------  -------  -------  -----------  -----------
      51   (53,575)      641        (5)    (786)     (72)   7,036,419    3,940,011
 132,652   186,227   188,801   188,806   13,953   14,025   67,142,470   63,202,459
--------  --------  --------  --------  -------  -------  -----------  -----------
$132,703  $132,652  $189,442  $188,801  $13,167  $13,953  $74,178,889  $67,142,470
========  ========  ========  ========  =======  =======  ===========  ===========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                         T. ROWE                  T. ROWE
                                                                      PRICE GROWTH             INTERNATIONAL
                                                                       SUB-ACCOUNT              SUB-ACCOUNT
                                                                ------------------------  ----------------------
                                                                    2006         2005        2006        2005
                                                                -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)................................. $   (27,089) $   (84,727) $    4,011  $    6,311
  Net realized gain (losses) on investment.....................     325,818      (77,402)     65,031      (1,298)
  Change in unrealized appreciation (depreciation) of
   investments.................................................     963,408      703,720     140,679     156,433
                                                                -----------  -----------  ----------  ----------
  Net increase (decrease) in net assets resulting from
   operations..................................................   1,262,137      541,591     209,721     161,446
                                                                -----------  -----------  ----------  ----------
From capital transactions:
  Payments received from contract owners.......................          --      513,668          --      73,808
  Transfers between Sub-Accounts (including fixed account),
   net.........................................................      49,077     (467,524)     (2,298)    (32,402)
  Transfers for contract benefits and terminations.............  (1,104,475)  (1,431,885)    (72,700)    (97,019)
  Contract maintenance charges.................................          --           --          --          --
                                                                -----------  -----------  ----------  ----------
  Net increase (decrease) in net assets resulting from capital
   transactions................................................  (1,055,398)  (1,385,741)    (74,998)    (55,613)
                                                                -----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS.......................................     206,739     (844,150)    134,723     105,833
NET ASSETS - BEGINNING OF PERIOD...............................  10,198,928   11,043,078   1,199,507   1,093,674
                                                                -----------  -----------  ----------  ----------
NET ASSETS - END OF PERIOD..................................... $10,405,667  $10,198,928  $1,334,230  $1,199,507
                                                                ===========  ===========  ==========  ==========

                                                                        T. ROWE
                                                                     PRIME RESERVE
                                                                      SUB-ACCOUNT
                                                                ----------------------
                                                                   2006        2005
                                                                ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)................................. $   54,207  $   22,388
  Net realized gain (losses) on investment.....................         --          --
  Change in unrealized appreciation (depreciation) of
   investments.................................................         --          --
                                                                ----------  ----------
  Net increase (decrease) in net assets resulting from
   operations..................................................     54,207      22,388
                                                                ----------  ----------
From capital transactions:
  Payments received from contract owners.......................         --         172
  Transfers between Sub-Accounts (including fixed account),
   net.........................................................    434,900     303,591
  Transfers for contract benefits and terminations.............   (357,457)    (87,974)
  Contract maintenance charges.................................         --          --
                                                                ----------  ----------
  Net increase (decrease) in net assets resulting from capital
   transactions................................................     77,443     215,789
                                                                ----------  ----------
NET CHANGE IN NET ASSETS.......................................    131,650     238,177
NET ASSETS - BEGINNING OF PERIOD...............................  1,387,505   1,149,328
                                                                ----------  ----------
NET ASSETS - END OF PERIOD..................................... $1,519,155  $1,387,505
                                                                ==========  ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

  JANUS ASPEN         AMERICAN FUNDS               AMERICAN FUNDS            AMERICAN FUNDS
WORLDWIDE GROWTH GLOBAL SMALL-CAPITALIZATION           GROWTH               GROWTH AND INCOME
  SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
--------------   --------------------------  -------------------------  ------------------------
 2006     2005       2006          2005          2006          2005         2006         2005
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
$   78   $   43  $  (143,857)  $   (33,546)  $   (214,057) $  (125,011) $   344,585  $    27,948
   150      103    1,526,253       545,651        802,462      102,918    1,317,496      162,420

 1,208      255    1,795,535     1,280,910      5,978,016    3,485,539    4,796,649      669,431
------   ------  -----------   -----------   ------------  -----------  -----------  -----------

 1,436      401    3,177,931     1,793,015      6,566,421    3,463,446    6,458,730      859,799
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
    --       --           --     1,268,111     64,725,262    4,490,773   44,564,847    3,608,318
  (650)      --    7,090,852     3,258,526     12,242,141    7,013,332    6,067,279    3,327,169
    12     (622)  (1,900,154)     (451,972)    (2,766,354)  (1,413,824)  (1,308,070)    (868,712)
    --       --           --            --         (4,507)          --       (2,067)          --
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
  (638)    (622)   5,190,698     4,074,665     74,196,542   10,090,281   49,321,989    6,066,775
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
   798     (221)   8,368,629     5,867,680     80,762,963   13,553,727   55,780,719    6,926,574
 9,075    9,296   11,408,824     5,541,144     30,740,407   17,186,680   20,563,346   13,636,772
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
$9,873   $9,075  $19,777,453   $11,408,824   $111,503,370  $30,740,407  $76,344,065  $20,563,346
======   ======  ===========   ===========   ============  ===========  ===========  ===========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                             AMERICAN FUNDS     ALLIANCEBERNSTEIN  TEMPLETON DEVELOPING    TEMPLETON FOREIGN
                                             GLOBAL GROWTH      LARGE-CAP GROWTH         MARKETS               SECURITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                         ---------------------  ----------------- ---------------------  ---------------------
                                             2006     2005 (C)        2006            2006     2005 (C)      2006     2005 (C)
                                         -----------  --------  ----------------- -----------  --------  -----------  --------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
  Net investment income (loss).......... $  (130,902) $   (282)     $ (4,173)     $   (29,355) $   (201) $   (53,048) $   (744)
  Net realized gain (losses) on
   investment...........................      21,730         2        (6,276)          18,839        --       95,415        --
  Change in unrealized appreciation
   (depreciation) of investments........   3,047,976     2,427        37,951        1,431,847     5,294    2,343,303    11,553
                                         -----------  --------      --------      -----------  --------  -----------  --------
  Net increase (decrease) in net assets
   resulting from operations............   2,938,804     2,147        27,502        1,421,331     5,093    2,385,670    10,809
                                         -----------  --------      --------      -----------  --------  -----------  --------
From capital transactions:
  Payments received from contract
   owners...............................  28,970,181   438,428       700,339        8,751,030   222,408   19,919,072   768,570
  Transfers between Sub-Accounts
   (including fixed account), net.......   2,490,400    32,884       (53,927)         873,396     2,731    1,316,677    34,372
  Transfers for contract benefits and
   terminations.........................    (329,909)       --        (8,257)         (96,543)       --     (294,760)       --
  Contract maintenance charges..........      (2,267)       --            --             (734)       --       (2,601)       --
                                         -----------  --------      --------      -----------  --------  -----------  --------
  Net increase (decrease) in net assets
   resulting from capital
   transactions.........................  31,128,405   471,312       638,155        9,527,149   225,139   20,938,388   802,942
                                         -----------  --------      --------      -----------  --------  -----------  --------
NET CHANGE IN NET ASSETS................  34,067,209   473,459       665,657       10,948,480   230,232   23,324,058   813,751
NET ASSETS - BEGINNING OF
 PERIOD.................................     473,459        --            --          230,232        --      813,751        --
                                         -----------  --------      --------      -----------  --------  -----------  --------
NET ASSETS - END OF PERIOD.............. $34,540,668  $473,459      $665,657      $11,178,712  $230,232  $24,137,809  $813,751
                                         ===========  ========      ========      ===========  ========  ===========  ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                                                                                  PIONEER VCT
TEMPLETON GROWTH FRANKLIN MUTUAL SHARES    FRANKLIN INCOME      VAN KAMPEN UIF    VAN KAMPEN UIF    MID CAP
   SECURITIES          SECURITIES             SECURITIES       EQUITY AND INCOME U.S. REAL ESTATE    VALUE
  SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
---------------- ---------------------  ---------------------  ----------------- ---------------- -----------
      2006           2006       2005        2006     2005 (C)        2006              2006          2006
---------------- -----------  --------  -----------  --------  ----------------- ---------------- -----------
  $   (30,431)   $   (66,066) $   (329) $    80,144  $    (64)    $  (145,305)     $   (65,432)   $  (53,183)

      152,923        361,130         5       40,354        --         526,920          490,300       743,218

    1,109,922      1,852,158     3,457    1,577,766       221       3,570,817        2,753,527      (121,869)
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------

    1,232,414      2,147,222     3,133    1,698,264       157       3,952,432        3,178,395       568,166
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------

   13,678,501     27,901,375   212,628   24,737,270   148,650      62,805,483       24,398,559     7,594,099

      417,495       (402,278)    1,752    2,534,449     2,150       2,490,336          516,437       147,985
     (145,451)      (333,114)       --     (299,688)      (32)       (871,675)        (287,182)      (91,193)
           --             --        --         (400)       --              --               --            --
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------


   13,950,545     27,165,983   214,380   26,971,631   150,768      64,424,144       24,627,814     7,650,891
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------
   15,182,959     29,313,205   217,513   28,669,895   150,925      68,376,576       27,806,209     8,219,057
           --        217,513        --      150,925        --              --               --            --
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------
  $15,182,959    $29,530,718  $217,513  $28,820,820  $150,925     $68,376,576      $27,806,209    $8,219,057
  ===========    ===========  ========  ===========  ========     ===========      ===========    ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                    PUTNAM VT
                                                    SMALL-CAP       LMPV GLOBAL
                                                      VALUE       HIGH YIELD BOND       LMPV SMALL-CAP        LMPV INVESTORS
                                                   SUB-ACCOUNT      SUB-ACCOUNT       GROWTH SUB-ACCOUNT       SUB-ACCOUNT
                                                   ----------- --------------------  --------------------  -------------------
                                                      2006         2006     2005 (C)    2006     2005 (C)     2006     2005 (C)
                                                   ----------- -----------  -------- ----------  --------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................... $  (46,216) $   866,678  $ 2,993  $  (36,294) $   (189) $   10,966  $   985
  Net realized gain (losses) on investment........        318       98,978      851     210,763     9,567      56,270       --
  Change in unrealized appreciation
   (depreciation) of investments..................    600,702     (242,508)  (3,617)     50,621   (10,276)    104,591   (1,461)
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
  Net increase (decrease) in net assets resulting
   from operations................................    554,804      723,148      227     225,090      (898)    171,827     (476)
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
From capital transactions:
  Payments received from contract owners..........  7,276,514   15,720,988   42,745   3,790,841   186,816   1,941,999   96,134
  Transfers between Sub-Accounts (including
   fixed account), net............................    393,755      726,314    9,395     280,041    10,708     (78,230)     994
  Transfers for contract benefits and
   terminations...................................    (75,856)    (227,181)    (851)   (199,957)   (9,565)     (3,310)  (1,058)
  Contract maintenance charges....................         --         (141)      --        (512)       --        (432)      --
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
  Net increase (decrease) in net assets resulting
   from capital transactions......................  7,594,413   16,219,980   51,289   3,870,413   187,959   1,860,027   96,070
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
NET CHANGE IN NET ASSETS..........................  8,149,217   16,943,128   51,516   4,095,503   187,061   2,031,854   95,594
NET ASSETS - BEGINNING OF PERIOD..................         --       51,516       --     187,061        --      95,594       --
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
NET ASSETS - END OF PERIOD........................ $8,149,217  $16,994,644  $51,516  $4,282,564  $187,061  $2,127,448  $95,594
                                                   ==========  ===========  =======  ==========  ========  ==========  =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

   LMPV
CAPITAL AND                          LMPV FUNDAMENTAL                          LMPV ADJUSTABLE RATE
  INCOME       LMPV EQUITY INDEX           VALUE           LMPV APPRECIATION          INCOME
SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------  --------------------  --------------------  --------------------  -------------------
 2006 (B)        2006     2005 (C)     2006     2005 (C)     2006     2005 (C)    2006     2005 (C)
-----------  -----------  -------- -----------  -------- -----------  -------- ----------  --------
$   403,346  $   185,382  $   219  $   391,974  $   269  $   161,617  $   208  $   87,016   $  103
    214,912      544,370       --    1,571,389    1,997    1,041,811       --       2,484       --

  1,315,359    2,118,774     (446)   1,339,918   (2,339)   1,524,593     (688)    (66,284)     (99)
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------

  1,933,617    2,848,526     (227)   3,303,281      (73)   2,728,021     (480)     23,216        4
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------
 33,268,187   38,549,837   20,000   38,965,438   34,447   34,554,298   43,639   2,215,482       --

  1,226,566       12,703       --    1,648,961    1,999    1,439,912       --       6,815       --
   (369,179)    (398,978)      --     (532,519)  (1,997)    (557,259)   3,848     (28,450)   3,500
         --         (100)      --         (205)      --         (145)      --         (53)      --
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------

 34,125,574   38,163,462   20,000   40,081,675   34,449   35,436,806   47,487   2,193,794    3,500
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------
 36,059,191   41,011,988   19,773   43,384,956   34,376   38,164,827   47,007   2,217,010    3,504
         --       19,773       --       34,376       --       47,007       --       3,504       --
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------
$36,059,191  $41,031,761  $19,773  $43,419,332  $34,376  $38,211,834  $47,007  $2,220,514   $3,504
===========  ===========  =======  ===========  =======  ===========  =======  ==========   ======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                            LMPV AGGRESSIVE        LMPV LARGE-CAP     LMPV LARGE-CAP
                                                 GROWTH                GROWTH             VALUE        LMPV MONEY MARKET
                                              SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                         ---------------------  --------------------  -------------- ----------------------
                                             2006     2005 (C)     2006     2005 (C)     2006 (B)        2006      2005 (C)
                                         -----------  --------  ----------  --------  -------------- ------------  --------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
  Net investment income (loss).......... $  (511,406) $   (151) $  (43,938) $     53    $    6,561   $    266,697  $    182
  Net realized gain (losses) on
   investment...........................      66,693         7      (5,397)       49        24,811             --        --
  Change in unrealized appreciation
   (depreciation) of investments........   3,609,913    (1,320)    427,524    (3,408)       68,118             --        --
                                         -----------  --------  ----------  --------    ----------   ------------  --------
  Net increase (decrease) in net assets
   resulting from operations............   3,165,200    (1,464)    378,189    (3,306)       99,490        266,697       182
                                         -----------  --------  ----------  --------    ----------   ------------  --------
From capital transactions:
  Payments received from contract
   owners...............................  67,434,415   193,927   4,824,045   204,360       939,173     34,264,007    85,139
  Transfers between Sub-Accounts
   (including fixed account), net.......   4,238,724     7,729     617,642        40       142,275    (11,258,204)  104,881
  Transfers for contract benefits and
   terminations.........................  (1,094,921)       (6)    (75,136)       --       (14,603)    (2,785,622)       --
  Contract maintenance charges..........      (1,100)       --        (829)       --            --           (329)       --
                                         -----------  --------  ----------  --------    ----------   ------------  --------
  Net increase (decrease) in net assets
   resulting from capital transactions..  70,577,118   201,650   5,365,722   204,400     1,066,845     20,219,852   190,020
                                         -----------  --------  ----------  --------    ----------   ------------  --------
NET CHANGE IN NET ASSETS................  73,742,318   200,186   5,743,911   201,094     1,166,335     20,486,549   190,202
NET ASSETS - BEGINNING OF
 PERIOD.................................     200,186        --     201,094        --            --        190,202        --
                                         -----------  --------  ----------  --------    ----------   ------------  --------
NET ASSETS - END OF PERIOD.............. $73,942,504  $200,186  $5,945,005  $201,094    $1,166,335   $ 20,676,751  $190,202
                                         ===========  ========  ==========  ========    ==========   ============  ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

LMPV SOCIAL    LMPV MULTIPLE-          LMPV MULTIPLE-    LMPV MULTIPLE-DISCIPLINE LMPV MULTIPLE-DISCIPLINE
 AWARENESS  DISCIPLINE BALANCED ALL DISCIPLINE LARGE-CAP  ALL CAP GROWTH AND      GLOBAL ALL CAP GROWTH
   STOCK    CAP GROWTH AND VALUE      GROWTH AND VALUE           VALUE                  AND VALUE
SUB-ACCOUNT     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
----------- ----------------------  -------------------  -----------------------  -----------------------
 2006 (B)      2006       2005 (C)     2006     2005 (C)    2006       2005 (C)      2006       2005 (C)
-----------  ----------   --------  ----------  --------  ----------   --------    ----------   --------
 $     79   $   12,380    $   264   $     (376) $   163  $  (29,545)   $    318   $    4,653    $    612
   (1,489)      63,589        218       32,651      415     289,750       2,802      142,762       1,090

   15,049       73,144       (571)      65,715     (950)    133,286      (4,166)     317,859      (2,150)
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------

   13,639      149,113        (89)      97,990     (372)    393,491      (1,046)     465,274        (448)
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------

  273,825    1,978,465     35,186      977,351   31,303   5,058,801      93,450    2,903,203     159,000
   (4,841)      78,049         --      133,057       --    (804,831)     50,147    1,729,609         500
   (1,114)      11,895        (29)     (10,287)      --     (79,252)         --      (66,937)         --
       --         (173)        --         (157)      --        (618)         --         (837)         --
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------

  267,870    2,068,236     35,157    1,099,964   31,303   4,174,100     143,597    4,565,038     159,500
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------
  281,509    2,217,349     35,068    1,197,954   30,931   4,567,591     142,551    5,030,312     159,052

       --       35,068         --       30,931       --     142,551          --      159,052          --
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------
 $281,509   $2,252,417    $35,068   $1,228,885  $30,931  $4,710,142    $142,551   $5,189,364    $159,052
 ========    ==========   =======   ==========  =======   ==========   ========    ==========   ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                           LMPV PREMIER                            LMPV
                                                            SELECTIONS        LMPV DIVIDEND     GROWTH AND  LMPV LIFESTYLE
                                                          ALL CAP GROWTH         STRATEGY         INCOME       BALANCED
                                                           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT
                                                        ------------------ -------------------  ----------- --------------
                                                        2006 (B)  2005 (C)    2006     2005 (C)  2006 (B)      2006 (B)
                                                        --------  -------- ----------  -------- ----------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $ (1,127)   $--    $   44,089  $   420  $    6,842    $   59,980
  Net realized gain (losses) on investment.............    6,785     --         6,939       --        (664)         (350)
  Change in unrealized appreciation (depreciation) of
   investments.........................................    1,057     --       133,672     (714)    231,080        53,480
                                                        --------    ---    ----------  -------  ----------    ----------
  Net increase (decrease) in net assets resulting from
   operations..........................................    6,715     --       184,700     (294)    237,258       113,110
                                                        --------    ---    ----------  -------  ----------    ----------
From capital transactions:
  Payments received from contract owners...............  205,714     --     2,733,736   32,250   3,473,328     2,997,536
  Transfers between Sub-Accounts (including fixed
   account), net.......................................      801     --       133,815       40     (48,720)     (264,986)
  Transfers for contract benefits and terminations.....   (2,012)    --       (51,864)      --     (53,846)      (50,664)
  Contract maintenance charges.........................       --     --          (127)      --          --            --
                                                        --------    ---    ----------  -------  ----------    ----------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  204,503     --     2,815,560   32,290   3,370,762     2,681,886
                                                        --------    ---    ----------  -------  ----------    ----------
NET CHANGE IN NET ASSETS...............................  211,218     --     3,000,260   31,996   3,608,020     2,794,996
NET ASSETS - BEGINNING OF PERIOD.......................       --     --        31,996       --          --            --
                                                        --------    ---    ----------  -------  ----------    ----------
NET ASSETS - END OF PERIOD............................. $211,218    $--    $3,032,256  $31,996  $3,608,020    $2,794,996
                                                        ========    ===    ==========  =======  ==========    ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.


LMPV LIFESTYLE LMPV LIFESTYLE       CAPITAL                                TST MANAGED
    GROWTH      HIGH GROWTH      APPRECIATION        TST LARGE CAP     ALLOCATION AGGRESSIVE
 SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------- -------------- ------------------  -------------------  --------------------
   2006 (B)       2006 (B)     2006 (A)  2005 (C)  2006 (A)  2005 (C)   2006 (A)   2005 (C)
-------------- -------------- ---------  -------- ---------  --------  ---------   --------
   $  4,185       $  1,210    $    (504) $   (15) $     553  $   (133) $   8,928   $    (3)
      7,035            543       (2,059)      --      1,735         4      5,220        --

     11,186         14,996          275     (275)        27       (27)        89       (89)
   --------       --------    ---------  -------  ---------  --------  ---------   -------

     22,406         16,749       (2,288)    (290)     2,315      (156)    14,237       (92)
   --------       --------    ---------  -------  ---------  --------  ---------   -------
    408,682        332,475      360,867   21,200    321,604   107,120    407,123    50,000
    (89,753)         2,123     (384,729)   5,001   (431,214)      158   (471,287)       --
     (4,435)       (30,349)         239       --        173        --         20        (1)
         --             --           --       --         --        --         --        --
   --------       --------    ---------  -------  ---------  --------  ---------   -------

    314,494        304,249      (23,623)  26,201   (109,437)  107,278    (64,144)   49,999
   --------       --------    ---------  -------  ---------  --------  ---------   -------
    336,900        320,998      (25,911)  25,911   (107,122)  107,122    (49,907)   49,907
         --             --       25,911       --    107,122        --     49,907        --
   --------       --------    ---------  -------  ---------  --------  ---------   -------
   $336,900       $320,998    $      --  $25,911  $      --  $107,122  $      --   $49,907
   ========       ========    =========  =======  =========  ========  =========   =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                               TST MANAGED
                              TST MANAGED                                                      ALLOCATION
                               ALLOCATION   TST MANAGED ALLOCATION  TST MANAGED ALLOCATION      MODERATE-
                              CONSERVATIVE         MODERATE          MODERATE-AGGRESSIVE      CONSERVATIVE
                              SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                              ------------ -----------------------  ---------------------  -------------------
                                2006 (A)     2006 (A)    2005 (C)     2006 (A)   2005 (C)   2006 (A)  2005 (C)
                              ------------ -----------  ----------  -----------  --------  ---------  --------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
  Net investment income
   (loss)..................    $  21,525   $   119,182  $    4,311  $    88,404  $    966  $   5,675    $--
  Net realized gain (losses)
   on investment...........      (19,400)      (28,979)         13       (3,650)        2     (4,422)    --
  Change in unrealized
   appreciation
   (depreciation) of
   investments.............           --         5,013      (5,013)       2,900    (2,900)        --     --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
  Net increase (decrease) in
   net assets resulting from
   operations..............        2,125        95,216        (689)      87,654    (1,932)     1,253     --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
From capital transactions:
  Payments received from
   contract owners.........      543,632     3,437,063   1,025,333    4,043,800   527,200    126,517     --
  Transfers between
   Sub-Accounts (including
   fixed account), net.....     (544,623)   (4,588,408)     33,333   (4,685,575)   28,167   (126,918)    --
  Transfers for contract
   benefits and
   terminations............       (1,134)       (1,092)       (756)         827      (141)      (852)    --
  Contract maintenance
   charges.................           --            --          --           --        --         --     --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
  Net increase (decrease) in
   net assets resulting from
   capital transactions....       (2,125)   (1,152,437)  1,057,910     (640,948)  555,226     (1,253)    --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
NET CHANGE IN NET
 ASSETS......................         --    (1,057,221)  1,057,221     (553,294)  553,294         --     --
NET ASSETS - BEGINNING
 OF PERIOD...................         --     1,057,221          --      553,294        --         --     --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
NET ASSETS - END OF
 PERIOD......................  $      --   $        --  $1,057,221  $        --  $553,294  $      --    $--
                               =========   ===========  ==========  ===========  ========  =========    ===

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.



                    TST STYLE FOCUSED SMALL   TST STYLE FOCUSED
   TST MFS VALUE         CAP GROWTH            SMALL CAP VALUE      TST MANAGED INCOME
    SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------  ----------------------  --------------------  ---------------------
 2006 (A)  2005 (C)   2006 (A)    2005 (C)    2006 (A)   2005 (C)   2006 (A)   2005 (C)
---------  -------- -----------   --------  -----------  -------- -----------  --------

$  (1,463) $   114  $    (3,639)  $   (40)  $    (3,180) $   157  $    26,789  $  4,028

   23,362      430       61,712       575        61,915      669      (39,989)       --



      801     (801)       1,102    (1,103)        1,075   (1,075)       3,646    (3,646)
---------  -------  -----------   -------   -----------  -------  -----------  --------


   22,700     (257)      59,175      (568)       59,810     (249)      (9,554)      382
---------  -------  -----------   -------   -----------  -------  -----------  --------

  779,593   20,350    1,264,928    52,702     1,159,400   86,961    1,413,355   158,862

 (824,167)   1,583   (1,377,583)       50    (1,307,717)      75   (1,558,581)    2,141


      201       (3)       1,296        --         1,720       --       (6,605)       --

       --       --           --        --            --       --           --        --
---------  -------  -----------   -------   -----------  -------  -----------  --------

  (44,373)  21,930     (111,359)   52,752      (146,597)  87,036     (151,831)  161,003
---------  -------  -----------   -------   -----------  -------  -----------  --------
  (21,673)  21,673      (52,184)   52,184       (86,787)  86,787     (161,385)  161,385

   21,673       --       52,184        --        86,787       --      161,385        --
---------  -------  -----------   -------   -----------  -------  -----------  --------

$      --  $21,673  $        --   $52,184   $        --  $86,787  $        --  $161,385
=========  =======  ===========   =======   ===========  =======  ===========  ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                       TST PIONEER          TST PIONEER
                                                                          FUND                MID CAP
                                                                       SUB-ACCOUNT          SUB-ACCOUNT
                                                                   ------------------  ---------------------
                                                                    2006 (A)  2005 (C)   2006 (A)   2005 (C)
                                                                   ---------  -------- -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $   3,968  $   (41) $    (3,002) $     45
  Net realized gain (losses) on investment........................     6,418       --       24,049     1,102
  Change in unrealized appreciation (depreciation) of investments.       220     (220)       1,148    (1,148)
                                                                   ---------  -------  -----------  --------
  Net increase (decrease) in net assets resulting from operations.    10,606     (261)      22,195        (1)
                                                                   ---------  -------  -----------  --------
From capital transactions:
  Payments received from contract owners..........................   381,899   20,474      961,090   131,873
  Transfers between Sub-Accounts (including fixed account), net...  (439,219)  26,364   (1,115,979)       --
  Transfers for contract benefits and terminations................       137       --          846       (24)
  Contract maintenance charges....................................        --       --           --        --
                                                                   ---------  -------  -----------  --------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................   (57,183)  46,838     (154,043)  131,849
                                                                   ---------  -------  -----------  --------
NET CHANGE IN NET ASSETS..........................................   (46,577)  46,577     (131,848)  131,848
NET ASSETS - BEGINNING OF PERIOD..................................    46,577       --      131,848        --
                                                                   ---------  -------  -----------  --------
NET ASSETS - END OF PERIOD........................................ $      --  $46,577  $        --  $131,848
                                                                   =========  =======  ===========  ========

                                                                        TST PIONEER
                                                                     STRATEGIC INCOME
                                                                        SUB-ACCOUNT
                                                                   --------------------
                                                                     2006 (A)   2005 (C)
                                                                   -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $    (2,752)  $   (4)
  Net realized gain (losses) on investment........................      16,603       --
  Change in unrealized appreciation (depreciation) of investments.         (51)      51
                                                                   -----------   ------
  Net increase (decrease) in net assets resulting from operations.      13,800       47
                                                                   -----------   ------
From capital transactions:
  Payments received from contract owners..........................   2,948,789    9,454
  Transfers between Sub-Accounts (including fixed account), net...  (2,970,547)      --
  Transfers for contract benefits and terminations................      (1,543)      --
  Contract maintenance charges....................................          --       --
                                                                   -----------   ------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................     (23,301)   9,454
                                                                   -----------   ------
NET CHANGE IN NET ASSETS..........................................      (9,501)   9,501
NET ASSETS - BEGINNING OF PERIOD..................................       9,501       --
                                                                   -----------   ------
NET ASSETS - END OF PERIOD........................................ $        --   $9,501
                                                                   ===========   ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

       TST MFS           TST FEDERATED        TST MERCURY
    TOTAL RETURN          HIGH YIELD        LARGE CAP CORE      TST AIM CAPITAL
     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT     APPRECIATION SUB-ACCOUNT
--------------------  ------------------  ------------------  ------------------------
  2006 (A)   2005 (C)  2006 (A)  2005 (C)  2006 (A)  2005 (C)  2006 (A)     2005 (C)
-----------  -------- ---------  -------- ---------  --------  ---------    --------
$    29,973  $ 2,755  $  58,498  $   (76) $    (383) $   (55) $    (434)      $--
     (3,855)      --    (50,869)      --      8,925       --      2,144        --
      3,101   (3,101)      (531)     531       (174)     174         --        --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
     29,219     (346)     7,098      455      8,368      119      1,710        --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
  2,566,138   64,204    653,312   79,840    540,535   27,500    394,136        --
 (2,687,470)  31,856   (740,389)      --   (576,238)   1,453   (394,595)       --
     (3,601)      --       (315)      (1)    (1,737)      --     (1,251)       --
         --       --         --       --         --       --         --        --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
   (124,933)  96,060    (87,392)  79,839    (37,440)  28,953     (1,710)       --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
    (95,714)  95,714    (80,294)  80,294    (29,072)  29,072         --        --
     95,714       --     80,294       --     29,072       --         --        --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
$        --  $95,714  $      --  $80,294  $      --  $29,072  $      --       $--
===========  =======  =========  =======  =========  =======   =========      ===

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                               TST U.S.
                                                                         TST EQUITY           GOVERNMENT        TST CONVERTIBLE
                                                                           INCOME             SECURITIES          SECURITIES
                                                                        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                                   ---------------------  ------------------  -------------------
                                                                     2006 (A)   2005 (C)   2006 (A)  2005 (C)  2006 (A)  2005 (C)
                                                                   -----------  --------  ---------  -------- ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $    12,674  $   (120) $  14,432   $   (2) $   2,682    $--
  Net realized gain (losses) on investment........................       5,842        --    (19,516)      --     (1,528)    --
  Change in unrealized appreciation (depreciation) of investments.         773      (773)       (31)      31         --     --
                                                                   -----------  --------  ---------   ------  ---------    ---
  Net increase (decrease) in net assets resulting from operations.      19,289      (893)    (5,115)      29      1,154     --
                                                                   -----------  --------  ---------   ------  ---------    ---
From capital transactions:
  Payments received from contract owners..........................     972,154   126,560    250,516    3,427    412,321     --
  Transfers between Sub-Accounts (including fixed account), net...  (1,115,549)    1,333   (248,676)       1   (409,090)    --
  Transfers for contract benefits and terminations................      (2,849)      (45)      (182)      --     (4,385)    --
  Contract maintenance charges....................................          --        --         --       --         --     --
                                                                   -----------  --------  ---------   ------  ---------    ---
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................    (146,244)  127,848      1,658    3,428     (1,154)    --
                                                                   -----------  --------  ---------   ------  ---------    ---
NET CHANGE IN NET ASSETS..........................................    (126,955)  126,955     (3,457)   3,457         --     --
NET ASSETS - BEGINNING OF PERIOD..................................     126,955        --      3,457       --         --     --
                                                                   -----------  --------  ---------   ------  ---------    ---
NET ASSETS - END OF PERIOD........................................ $        --  $126,955  $      --   $3,457  $      --    $--
                                                                   ===========  ========  =========   ======  =========    ===

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                       NOTES TO THE FINANCIAL STATEMENTS
                               DECEMBER 31, 2006

1.  BUSINESS

MetLife Investors USA Separate Account A (the "Separate Account"), a Separate Account of MetLife Investors USA Insurance Company ("MLIUSA"), was established by the Board of Directors of MLIUSA on May 29, 1980 to support MLIUSA's operations with respect to certain variable annuity contracts ("Contracts"). MLIUSA is a wholly owned subsidiary of MetLife Insurance Company of Connecticut. The Separate Account was registered as a unit investment trust December 29, 1981 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual Separate Account for financial reporting purposes. Each Sub-Account invests its assets exclusively in shares of corresponding portfolios, series or funds (with the same name) within the Met Investors Fund, AIM Fund, MFS Fund, Oppenheimer Fund, Fidelity Fund, DWS Fund, Metropolitan Fund, Van Kampen Fund, Federated Fund, Neuberger Fund, T. Rowe Price Fund, Janus Fund, American Funds, Alliance Fund, Lazard Fund, Morgan Stanley Fund, Pioneer Fund, Putnam Fund, LMPV I Fund, LMPV II Fund, LMPV III Fund, LMPV IV Fund, LMPI Fund and LMPL Fund (collectively, the "Funds"). For convenience, the portfolios, series, and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of MLIUSA. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets attributable to the Contracts is not chargeable with liabilities arising out of any other business MLIUSA may conduct.

The following Sub-Accounts were available for investment as of December 31, 2006:

             Lord Abbett Growth and     BlackRock Large-Cap Value
               Income Sub-Account *     Sub-Account
             Lord Abbett Bond           Lehman Brothers Aggregate
               Debenture Sub-Account *  Bond Index Sub-Account
             Van Kampen Mid-Cap Growth  Harris Oakmark Large Cap
               Sub-Account              Value Sub-Account
             Lord Abbett Mid-Cap Value  Morgan Stanley EAFE Index
               Sub-Account              Sub-Account
             Lazard Mid-Cap Sub-Account MFS Total Return
                                        Sub-Account *
             Met/AIM Small-Cap Growth   MetLife Mid-Cap Stock
               Sub-Account *            Index Sub-Account
             Harris Oakmark
               International            Davis Venture Value
               Sub-Account              Sub-Account *
             Third Avenue Small-Cap     Harris Oakmark Focused
               Value Sub-Account *      Value Sub-Account *
             Oppenheimer Capital
               Appreciation             Jennison Growth
               Sub-Account *            Sub-Account
             Legg Mason Aggressive      BlackRock Money Market
               Growth Sub-Account       Sub-Account *
             PIMCO Total Return         T. Rowe Price Small-Cap
               Sub-Account              Growth Sub-Account
             RCM Global Technology      Western Asset Management
               Sub-Account *            U.S. Government
                                        Sub-Account *
             PIMCO Inflation Protected  Oppenheimer Global Equity
               Bond Sub-Account         Sub-Account
             T. Rowe Price Mid-Cap      MetLife Aggressive
               Growth Sub-Account       Allocation Sub-Account
             MFS Research
               International            MetLife Conservative
               Sub-Account              Allocation Sub-Account
             Neuberger Berman Real      MetLife Conservative to
               Estate Sub-Account       Moderate Allocation
                                        Sub-Account
             Turner Mid-Cap Growth      MetLife Moderate
               Sub-Account              Allocation Sub-Account
             Goldman Sachs Mid-Cap      MetLife Moderate to
               Value Sub-Account        Aggressive Allocation
                                        Sub-Account
             MetLife Defensive          Van Kampen Strategic
               Strategy Sub-Account     Growth Sub-Account
             MetLife Moderate Strategy  Van Kampen Enterprise
               Sub-Account              Sub-Account
             MetLife Balanced Strategy  Van Kampen Growth &
               Sub-Account              Income Sub-Account
             MetLife Growth Strategy    Van Kampen Comstock
               Sub-Account              Sub-Account
             MetLife Aggressive         Federated Equity Income
               Strategy Sub-Account     Sub-Account
             Van Kampen Comstock        Federated High Income
               Sub-Account              Bond Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

1.  BUSINESS -- (CONTINUED)

             Legg Mason Value Equity    Federated Growth
               Sub-Account              Strategic Sub-Account
             Met/Putnam Capital
               Opportunities            Federated American
               Sub-Account              Leaders Sub-Account **
             MFS Emerging Markets       Neuberger Genesis
               Equity Sub-Account       Sub-Account *
             Loomis Sayles Global       Alger American
               Markets Sub-Account      Small-Capitalization
                                        Sub-Account
             Met/AIM Capital            T. Rowe Price Growth
               Appreciation Sub-Account Sub-Account
             Janus Capital              T. Rowe Price
               Appreciation Sub-Account International Sub-Account
             MFS Value Sub-Account      T. Rowe Price Prime
                                        Reserve Sub-Account
             Dreman Small Cap Value     Janus Aspen Worldwide
               Sub-Account              Growth Sub-Account
             Pioneer Fund Sub-Account   American Funds Global
                                        Small Capitalization
                                        Sub-Account
             Pioneer Mid-Cap Value      American Funds Growth
               Sub-Account              Sub-Account
             Pioneer Strategic Income   American Funds Growth and
               Sub-Account              Income Sub-Account
             BlackRock Large-Cap Core   American Funds Global
               Sub-Account              Growth Sub-Account
             BlackRock High Yield       AllianceBernstein
               Sub-Account              Large-Cap Growth
                                        Sub-Account
             AIM V.I. Core Equity       Templeton Developing
               Sub-Account              Markets Sub-Account
             AIM V.I. Capital           Templeton Foreign
               Appreciation Sub-Account Securities Sub-Account
             AIM V.I. International     Templeton Growth
               Growth Sub-Account       Securities Sub-Account
             AIM V.I. Basic Balanced    Templeton Mutual Shares
               Sub-Account              Securities Portfolio
             MFS Research Sub-Account   Franklin Income
                                        Securities Sub-Account
             MFS Investors Trust        Van Kampen UIF Equity and
               Sub-Account              Income Sub-Account
             MFS New Discovery          Van Kampen UIF U.S. Real
               Sub-Account              Estate Sub-Account
             Oppenheimer Main Street
               Growth & Income          Pioneer VCT Mid-Cap Value
               Sub-Account              Sub-Account
             Oppenheimer Bond           Putnam VT Small-Cap Value
               Sub-Account              Sub-Account
             Oppenheimer Strategic      LMPV Global High Yield
               Bond Sub-Account         Bond Sub-Account
             Oppenheimer Main Street
               Small-Cap Growth         LMPV Small-Cap Growth
               Sub-Account              Sub-Account
             Oppenheimer Money
               Sub-Account              LMPV Investors Sub-Account
             Fidelity Asset Manager     LMPV Capital and Income
               Sub-Account              Sub-Account
             Fidelity Growth            LMPV Equity Index
               Sub-Account              Sub-Account
             Fidelity Contrafund        LMPV Fundamental Value
               Sub-Account *            Sub-Account
             Fidelity Overseas          LMPV Appreciation
               Sub-Account              Sub-Account
             Fidelity Equity-Income     LMPV Adjustable Rate
               Sub-Account              Income Sub-Account
             Fidelity Index 500         LMPV Aggressive Growth
               Sub-Account              Sub-Account
             Fidelity Money Market      LMPV Large-Cap Growth
               Sub-Account              Sub-Account
             Fidelity Mid-Cap           LMPV Large-Cap Value
               Sub-Account              Sub-Account
             DWS International          LMPV Money Market
               Sub-Account              Sub-Account
             DWS Small Cap Growth       LMPV Social Awareness
               Sub-Account **           Stock Sub-Account
             FI Mid-Cap Opportunities   LMPV Multiple-Discipline
               Sub-Account              Balanced All Cap Growth
                                        and Value Sub-Account
             FI Large Cap Sub-Account   LMPV Multiple-Discipline
                                        Large-Cap Growth and
                                        Value Sub-Account
             FI Value Leaders           LMPV Multiple-Discipline
               Sub-Account              All Cap Growth and
                                        Value Sub-Account
             Russell 2000 Index         LMPV Multiple-Discipline
               Sub-Account *            Global All Cap Growth and
                                        Value Sub-Account
             FI International Stock     LMPV Premier Selections
               Sub-Account              All Cap Growth Sub-Account
             MetLife Stock Index        LMPV Dividend Strategy
               Sub-Account *            Sub-Account
             BlackRock Legacy
               Large-Cap Growth         LMPV Growth and Income
               Sub-Account              Sub-Account
             BlackRock Strategic Value  LMPV Lifestyle Balanced
               Sub-Account              Sub-Account
             BlackRock Bond Income      LMPV Lifestyle Growth
               Sub-Account *            Sub-Account
                                        LMPV Lifestyle High
                                        Growth Sub-Account
--------
* These Sub-Accounts within the separate account invests in two or more share classes within the underlying portfolios of the Funds that may assess 12b-1 fees
** No Net Assets as of December 31, 2006

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

1.  BUSINESS -- (CONTINUED)

The Operations of the Sub-Accounts changed as follows during the years ended 2006 and 2005:

For the year ended December 31, 2006

NAME CHANGES:
             OLD NAME                   NEW NAME
             --------                   --------
             AIM V.I. Balanced          AIM V.I. Basic Balanced
               Sub-Account              Sub-Account
             Scudder International      DWS International
               Sub-Account              Sub-Account
             Salomon Brothers U.S.      Western Asset Management
               Government Sub-Account   U.S. Government
                                        Sub-Account
             Van Kampen Emerging        Van Kampen Strategic
               Growth Sub-Account       Growth Sub-Account
             Mercury Large Cap Core     BlackRock Large-Cap Core
               Sub-Account              Sub-Account
             Federated High Yield       BlackRock High Yield
               Sub-Account              Sub-Account
             Scudder Small Cap Growth   DWS Small Cap Growth
               Sub-Account              Sub-Account
             Greenwich Street           LMPV Appreciation
               Appreciation Sub-Account Sub-Account
             Greenwich Street Capital   LMPV Capital and Income
               and Income Sub-Account   Sub-Account
             Greenwich Street Equity    LMPV Equity Index
               Index Sub-Account        Sub-Account
             Greenwich Street
               Fundamental Value        LMPV Fundamental Value
               Sub-Account              Sub-Account
             Salomon Brothers Variable
               High Yield Bond Fund     LMPV Global High Yield
               Sub-Account              Bond Sub-Account
             Salomon Brothers Variable
               Investors Sub-Account    LMPV Investors Sub-Account
             Salomon Brothers Variable
               Small Cap Growth         LMPV Small Cap Growth
               Sub-Account              Sub-Account
             Smith Barney
               Allocation-Select        LMPV Lifestyle Balanced
               Balanced Sub-Account     Sub-Account
             Smith Barney
               Allocation-Select        LMPV Lifestyle Growth
               Growth Sub-Account       Sub-Account
             Smith Barney
               Allocation-Select High   LMPV Lifestyle High
               Growth Sub-Account       Growth Sub-Account
             Smith Barney Dividend      LMPV Dividend Strategy
               Strategy Sub-Account     Sub-Account
             Smith Barney Growth and    LMPV Growth and Income
               Income Sub-Account       Sub-Account
             Smith Barney Premier
               Selections All Cap       LMPV Premier Selections
               Growth Sub-Account       All Cap Growth Sub-Account
             Multiple Discipline All    LMPV Multiple
               Cap Growth & Value       Discipline-All Cap Growth
               Sub-Account              and Value Sub-Account
             Multiple Discipline        LMPV Multiple
               Balanced All Cap Growth  Discipline-Balanced All
               &Value Sub-Account       Cap Growth and Value
                                        Sub-Account
             Multiple Discipline        LMPV Multiple Discipline
               Global All Cap Growth &  Global All Cap Growth and
               Value Sub-Account        Value Sub-Account
             Multiple Discipline Large  LMPV Multiple Discipline
               Cap Growth & Value       Large Cap Growth and
               Sub-Account              Value Sub-Account
             Smith Barney Adjustable    LMPV Adjustable Rate
               Rate Income Sub-Account  Income Sub-Account
             Smith Barney Aggressive    LMPV Aggressive Growth
               Growth Sub-Account       Sub-Account
             Smith Barney Large Cap     LMPV Large Cap Value
               Value Sub-Account        Sub-Account
             Smith Barney Large
               Capitalization Growth    LMPV Large Cap Growth
               Sub-Account              Sub-Account
             Smith Barney Money Market  LMPV Money Market
               Sub-Account              Sub-Account
             Social Awareness Stock     LMPV Social Awareness
               Sub-Account              Stock Sub-Account
             Lord Abbett Growth
               Opportunities            Van Kampen Mid-Cap Growth
               Sub-Account              Sub-Account
             Janus Aggressive Growth    Legg Mason Aggressive
               Sub-Account              Growth Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

1.  BUSINESS -- (CONCLUDED)

             MERGERS:

             OLD PORTFOLIO              NEW PORTFOLIO
             -------------              -------------
             AIM V.I. Premier Equity    AIM V.I. Core Equity Fund
               Portfolio                Portfolio
             TST Federated High Yield   Federated High Yield
               Portfolio                Portfolio
             Capital Appreciation Fund  Janus Capital
                                        Appreciation Portfolio
             TST AIM Capital            Met/AIM Capital
               Appreciation Portfolio   Appreciation Portfolio
             TST MFS Value Portfolio    MFS Value Portfolio
             TST Pioneer Mid Cap Value  Pioneer Mid Cap Value
               Portfolio                Portfolio
             TST Style Focus Series:
               Small Cap Value          Dreman Small Cap Value
               Portfolio                Portfolio
             TST Mercury Large Cap      Mercury Large Cap Core
               Core Portfolio           Portfolio
             TST Equity Income
               Portfolio                FI Value Leaders Portfolio
             TST MFS Total Return
               Portfolio                MFS Total Return Portfolio
             TST U.S. Government        Western Asset Mgmt US
               Securities Portfolio     Government Portfolio
             TST Travelers Managed      BlackRock Bond Income
               Income Portfolio         Portfolio
             TST Managed Allocation
               Series: Aggressive       MetLife Aggressive
               Portfolio                Allocation Portfolio
             TST Managed Allocation
               Series:                  MetLife Conservative to
               Moderate-Conservative    Moderate Allocation
               Portfolio                Portfolio
             TST Managed Allocation
               Series: Conservative     MetLife Conservative
               Portfolio                Allocation Portfolio
             TST Managed Allocation
               Series:                  MetLife Moderate to
               Moderate-Aggressive      Aggressive Allocation
               Portfolio                Portfolio
             TST Managed Allocation
               Series: Moderate         MetLife Moderate
               Portfolio                Allocation Portfolio
             TST Pioneer Strategic      Pioneer Strategic Income
               Income Portfolio         Portfolio
             TST Convertible            Lord Abbett Bond
               Securities Portfolio     Debenture Portfolio
             TST Large Cap Portfolio    FI Large Cap Portfolio
             TST Style Focus Series:
               Small Cap Growth         Met/AIM Small Cap Growth
               Portfolio                Portfolio
             TST Pioneer Fund Portfolio Pioneer Fund Portfolio

                    ADDITIONS:
                    Loomis Sayles Global Markets Sub-Account
                    MFS Emerging Markets Equity Sub-Account
                    FI Large Cap Sub-Account

SUBSTITUTIONS:

OLD PORTFOLIO                            NEW PORTFOLIO
-------------                            -------------
Lazard Retirement Small Cap Portfolio    Third Avenue Small Cap Value Portfolio
Oppenheimer Capital Appreciation Fund/VA Oppenheimer Capital Appreciation Portfolio

For the year ended December 31, 2005

NAME CHANGES:

OLD NAME                                       NEW NAME
--------                                       --------
Met/AIM Mid-Cap Core Equity Sub-Account        Lazard Mid-Cap Sub Account
PIMCO PEA Innovation Sub-Account               RCM Global Technology Sub-Account
State Street Research Money Market Sub-Account BlackRock Money Market Sub-Account
State Street Research Bond Income Sub-Account  BlackRock Bond Income Sub-Account
State Street Research Aurora Sub-Account       BlackRock Aurora Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation, which approximates fair value. Changes in fair values are recorded in Statement of Operations.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of MLIUSA, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, MLIUSA does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. MLIUSA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

    D. ANNUITY PAYOUTS

       Net Assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.0 percent. The mortality risk is fully borne by MLIUSA and may result in additional amounts being transferred into the variable annuity account by MLIUSA to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to MLIUSA.

    E. ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    F. PURCHASE PAYMENTS

       Purchase payments received by MLIUSA are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

    G. RECLASSIFICATIONS

       In prior year Statement of Operations, the Separate Account reported dividend income and realized gain distributions collectively as dividend income. The realized gain distributions have been reclassified and now appear as a separate line item in the Statement of Operations for all periods presented. In the prior year financial statements, the realized gain distributions were included in the calculations of the investment income ratios. These distributions were appropriately excluded from the current year calculations and prior year periods have been adjusted to conform to the current year presentation. These reclassifications had no effect on the net assets of the Sub-Accounts or unit values of the Contracts.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

2.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

    G. RECLASSIFICATIONS -- (CONTINUED)

       In prior year financial statements, the Separate Account presented certain Sub-Accounts holding classes of shares of the same portfolio separately and reported them as multiple Sub-Accounts. In the current year financial statements, these Sub-Accounts have been combined and reported as one Sub-Account. The Sub-Accounts in the Statement of Operations and Statement of Changes in Net Assets for all prior periods have been reclassified and reported on a combined basis to conform with the current years presentation. Combining these Sub-Accounts had no effect on the net assets of the Sub-Account or the unit value of the Contracts.

       Certain amounts in the prior year financial statements have been reclassified to conform with the amounts in the current year financial statements.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

For Contracts, MLIUSA deducts a daily charge from the net assets of the Separate Account Sub-Accounts that ranges from an annual rate of 0.89% to an annual rate of 2.90%. This charge varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the Contracts and the Separate Account. These charges result in the reduction of unit values.

For Contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a Contract is purchased. However, if all or a portion of the contract value is withdrawn, MLIUSA deducts a withdrawal charge from the contract value or payment to the contract owner. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn on a declining scale, depending on the product. For certain Contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a withdrawal charge. For certain other Contracts, after the first contract anniversary, the contract owner may withdraw up to 10% of the aggregate purchase payments each contract year, without incurring a withdrawal charge. During the first contract year, MLIUSA currently does not assess the withdrawal charge on amounts withdrawn under the systematic withdrawal program. These charges result in the redemption of units.

During the accumulation phase, MLIUSA imposes an annual contract maintenance fee of $30 on Contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account Sub-Accounts (and for some Contracts, the fixed account as well). The charge is taken from account value on a full withdrawal or on the annuity date if such annuity date is other than the contract anniversary date. During the income phase, the charge is collected from each annuity payment, regardless of contract size. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available Sub-Accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIUSA may deduct a transfer fee of $25 per additional transfer (or, for certain Contracts if less, 2% of the amount transferred) from the account value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. These charges result in the redemption of units.

Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA has the right to deduct premium taxes when incurred.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                       PURCHASES       SALES
                                                     -------------- -----------
Lord Abbett Growth &Income Sub-Account.............. $  102,154,496 $85,613,924
Lord Abbett Bond Debenture Sub-Account..............     35,203,701  37,955,814
Van Kampen Mid-Cap Growth Sub-Account...............      6,459,467     478,000
Lord Abbett Mid-Cap Value Sub-Account...............      9,318,381     398,016
Lazard Mid-Cap Sub-Account..........................     19,753,118  18,701,899
Met/AIM Small-Cap Growth Sub-Account (b)............     35,300,585  25,435,392
Harris Oakmark International Sub-Account............     86,768,747  26,911,722
Third Avenue Small-Cap Value Sub-Account............     50,552,200  31,856,596
Oppenheimer Capital Appreciation Sub-Account........      7,341,659  43,193,257
Legg Mason Aggressive Growth Sub-Account............     19,962,916  17,218,842
PIMCO Total Return Sub-Account......................     48,805,752  34,664,442
RCM Global Technology Sub-Account...................      8,270,354   9,581,592
PIMCO Inflation Protected Bond Sub-Account..........     30,632,858  39,583,552
T. Rowe Price Mid-Cap Growth Sub-Account............     22,479,884  24,795,875
MFS Research International Sub-Account..............     64,476,273  17,443,543
Neuberger Berman Real Estate Sub-Account............     45,200,899   6,364,346
Turner Mid-Cap Growth Sub-Account...................     15,520,448   6,633,958
Goldman Sachs Mid-Cap Value Sub-Account.............     32,147,640   8,981,933
MetLife Defensive Strategy Sub-Account..............    191,274,582  90,780,829
MetLife Moderate Strategy Sub-Account...............    314,761,951  50,918,839
MetLife Balanced Strategy Sub-Account...............    924,950,468  43,058,492
MetLife Growth Strategy Sub-Account.................  1,417,470,125   2,891,713
MetLife Aggressive Strategy Sub-Account.............    118,325,672  42,368,379
Van Kampen Comstock Sub-Account.....................     30,541,108   2,012,249
Legg Mason Value Equity Sub-Account.................     38,258,946   1,789,468
Met/Putnam Capital Opportunities Sub-Account........        370,199      12,058
MFS Emerging Markets Equity Sub-Account (b).........      8,945,993     439,185
Loomis Sayles Global Markets Sub-Account (b)........      7,745,449     478,399
Met/AIM Capital Appreciation Sub-Account (b)........      1,390,830     159,197
Janus Capital Appreciation Sub-Account (b)..........      1,385,353      60,303
MFS Value Sub-Account (b)...........................      6,086,955     161,196
Dreman Small Cap Growth Sub-Account (b).............      4,981,211      94,573
Pioneer Fund Sub-Account (b)........................      3,956,190     362,442
Pioneer Mid-Cap Value Sub-Account (b)...............      4,370,087     670,627
Pioneer Strategic Income Sub-Account (b)............     38,203,855     135,418
BlackRock Large Cap Core Sub-Account................        605,178     624,318
BlackRock High Yield Sub-Account (b)................      3,248,178     166,032
AIM V.I. Premier Equity Sub-Account (a).............         14,824   1,306,088
AIM V.I. Core Equity Sub-Account (b)................      1,251,592     174,059
AIM V.I. Capital Appreciation Sub-Account...........         16,381     131,988
AIM V.I. International Growth Sub-Account...........         51,408     201,157
AIM V.I. Basic Balanced Sub-Account.................         38,674     168,244
MFS Research Sub-Account............................          3,515      91,150
MFS Investors Trust Sub-Account.....................            806      13,921
MFS New Discovery Sub-Account.......................          7,770      32,553
Oppenheimer Main Street Growth & Income Sub-Account.          3,447      16,281
Oppenheimer Bond Sub-Account........................         22,955      68,941
Oppenheimer Strategic Bond Sub-Account..............          2,073         689
Oppenheimer Main Street Small-Cap Growth Sub-Account         24,913      48,746
Oppenheimer Money Sub-Account.......................          8,631      16,319
Fidelity Asset Manager Sub-Account..................      4,721,140  20,106,961
Fidelity Growth Sub-Account.........................      2,265,443  32,046,131
Fidelity Contrafund Sub-Account.....................     41,067,585  23,724,471
Fidelity Overseas Sub-Account.......................        661,355   2,384,397

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

4.  PURCHASES AND SALES OF INVESTMENTS -- (CONTINUED)

                                                             PURCHASES      SALES
                                                            ------------ ------------
Fidelity Equity-Income Sub-Account......................... $  3,087,549 $  6,506,478
Fidelity Index 500 Sub-Account.............................    2,395,334   23,468,553
Fidelity Money Market Sub-Account..........................    9,033,262    4,945,972
Fidelity Mid Cap Sub-Account...............................   13,585,661       93,229
DWS International Sub-Account..............................    2,780,268    1,899,696
FI Mid Cap Opportunities Sub-Account.......................    1,504,282      864,249
FI Large Cap Sub-Account (b)...............................    2,265,723      113,838
FI Value Leaders Sub-Account (b)...........................    2,820,581      295,051
Russell 2000 Index Sub-Account.............................    3,276,038    2,969,022
FI International Stock Sub-Account.........................    2,713,201      437,332
MetLife Stock Index Sub-Account............................   36,296,573   51,685,261
BlackRock Legacy Large-Cap Growth Sub-Account..............      353,866      283,115
BlackRock Strategic Value Sub-Account......................    3,830,817    1,447,141
BlackRock Bond Income Sub-Account (b)......................    9,190,015      834,247
BlackRock Large-Cap Value Sub-Account......................    3,269,470      322,317
Lehman Brothers Aggregate Bond Index Sub-Account...........    1,439,581      791,797
Harris Oakmark Large Cap Value Sub-Account.................    1,271,872    1,305,173
Morgan Stanley EAFE Index Sub-Account......................    4,459,264      498,079
MFS Total Return Sub-Account (b)...........................   20,332,118      994,930
MetLife Mid Cap Stock Index Sub-Account....................    4,724,979      771,782
Davis Venture Value Sub-Account............................   25,153,806   44,213,903
Harris Oakmark Focused Value Sub-Account...................   51,463,343   54,794,495
Jennison Growth Sub-Account................................   18,483,247   24,506,499
BlackRock Money Market Sub-Account.........................  191,280,439  127,488,295
T. Rowe Price Small-Cap Growth Sub-Account.................      541,705      389,771
Western Asset Management U.S. Government Sub-Account (b)...   24,491,990    6,987,673
Oppenheimer Global Equity Sub-Account......................    3,496,605      115,692
MetLife Aggressive Allocation Sub-Account (b)..............    1,260,954       75,678
MetLife Conservative Allocation Sub-Account (b)............    2,020,951       18,939
MetLife Conservative to Moderate Allocation Sub-Account (b)    2,954,701       84,275
MetLife Moderate Allocation Sub-Account (b)................   17,552,008      469,393
MetLife Moderate to Aggressive Allocation Sub-Account (b)..   22,298,209    1,342,515
Van Kampen Strategic Growth Sub-Account....................       16,538       51,325
Van Kampen Enterprise Sub-Account..........................        5,508       20,440
Van Kampen Growth & Income Sub-Account.....................   18,601,096      165,120
Van Kampen Comstock Sub-Account............................   30,721,451       18,236
Federated Equity Income Sub-Account........................        1,998        8,378
Federated High Income Bond Sub-Account.....................       12,721       14,954
Federated Growth Strategies Sub-Account....................           --       14,104
Neuberger Genesis Sub-Account..............................        1,112        1,817
Alger American Small Capitalization Sub-Account............    3,324,777    9,201,383
T. Rowe Price Growth Sub-Account...........................      836,615    1,732,360
T. Rowe Price International Sub-Account....................      141,107      166,769
T. Rowe Price Prime Reserve Sub-Account....................      722,117      590,470
Janus Aspen Worldwide Growth Sub-Account...................          157          732
American Funds Global Small Capitalization Sub-Account.....    7,832,106    1,940,562
American Funds Growth Sub-Account..........................   75,769,196    1,404,102
American Funds Growth & Income Sub-Account.................   53,030,856    2,406,096
American Funds Global Growth Sub-Account...................   31,184,756      187,224
AllianceBernstein Large Cap Growth Sub-Account.............      699,922       65,822
Templeton Developing Markets Sub-Account...................   10,068,644      570,762
Templeton Foreign Securities Sub-Account...................   22,372,921    1,487,487
Templeton Growth Securities Sub-Account....................   14,154,467       85,080
Franklin Mutual Shares Securities Sub-Account..............   34,991,616    7,610,925
Franklin Income Securities Sub-Account.....................   27,275,980      193,240
Lazard Retirement Small-Cap Sub-Account....................    1,201,576    1,222,505

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

4.  PURCHASES AND SALES OF INVESTMENTS -- (CONCLUDED)

                                                                       PURCHASES        SALES
                                                                     -------------- --------------
Van Kampen UIF Equity & Income Sub-Account.......................... $   65,097,399 $      302,546
Van Kampen UIF U.S. Real Estate Sub-Account.........................     28,249,023      3,196,927
Pioneer VCT Mid-Cap Sub-Account.....................................      8,442,690         83,149
Putnam Small Cap Value Sub-Account..................................      7,768,334        205,066
LMPV Global High Yield Bond Sub-Account.............................     17,374,468        190,503
LMPV Small-Cap Growth Sub-Account...................................      4,460,001        414,236
LMPV Investors Sub-Account..........................................      2,046,223        127,754
LMPV Capital & Income Sub-Account (b)...............................     35,761,940      1,006,573
LMPV Equity Index Sub-Account.......................................     39,827,740        989,407
LMPV Fundamental Value Sub-Account..................................     42,917,854        859,086
LMPV Appreciation Sub-Account.......................................     36,734,191         98,658
LMPV Adjustable Rate Income Sub-Account.............................      2,523,183        242,223
LMPV Aggressive Growth Sub-Account..................................     70,632,699        488,559
LMPV Large-Cap Growth Sub-Account...................................      5,436,266        114,337
LMPV Large-Cap Value Sub-Account (b)................................      1,223,356        129,684
LMPV Money Market Sub-Account.......................................     29,151,449      8,664,618
LMPV Social Awareness Stock Sub-Account (b).........................        288,494         20,446
LMPV Multiple-Discipline Balanced All Cap Growth & Value Sub-Account      2,178,052         67,923
LMPV Multiple-Discipline Large-Cap Growth & Value Sub-Account.......      1,202,363         73,039
LMPV Multiple-Discipline All Cap Growth Value Sub-Account...........      5,561,203      1,205,955
LMPV Multiple-Discipline Global All Cap Growth & Value Sub-Account..      4,949,011        250,219
LMPV Premier Selection All Cap Growth Sub-Account (b)...............        212,259          2,021
LMPV Dividend Strategy Sub-Account..................................      2,944,035         84,237
LMPV Growth and Income Sub-Account (b)..............................      3,680,877        302,032
LMPV Lifestyle Balanced Sub-Account (b).............................      3,287,046        545,109
LMPV Lifestyle Growth Sub-Account (b)...............................        433,483        114,709
LMPV Lifestyle High Growth Sub-Account (b)..........................        317,581         12,083
Capital Appreciation Sub-Account....................................        452,440        460,234
TST Large-Cap Sub-Account...........................................        345,082        432,062
TST Managed Allocation Aggressive Sub-Account (a)...................        670,811        642,418
TST Managed Allocation Conservative Sub-Account (a).................        744,488        710,846
TST Managed Allocation Moderate Sub-Account (a).....................      4,711,175      5,373,077
TST Managed Allocation Moderate-Aggressive Sub-Account (a)..........      5,162,593      5,277,588
TST Managed Allocation Moderate-Conservative Sub-Account (a)........        223,436        207,540
TST MFS Value Sub-Account (a).......................................        909,698        951,351
TST Style Focus Small-Cap Growth Sub-Account (a)....................      1,448,391      1,527,175
TST Style Focus Small-Cap Value Sub-Account (a).....................      1,289,665      1,435,446
TST Managed Income Sub-Account (a)..................................      1,465,438      1,590,558
TST Pioneer Fund Sub-Account (a)....................................        467,463        520,720
TST Pioneer Mid-Cap Value Sub-Account (a)...........................      1,045,512      1,202,600
TST Pioneer Strategic Income Sub-Account (a)........................      3,010,369      3,036,427
TST MFS Total Return Sub-Account (a)................................      2,804,060      2,861,169
TST Federated High Yield Sub-Account (a)............................        769,588        798,559
TST AIM Capital Appreciation Sub-Account (a)........................        396,868        397,355
TST Equity Income Sub-Account (a)...................................      1,222,431      1,236,344
TST U.S. Government Securities Sub-Account (a)......................        269,540        249,767
TST Convertible Securities Sub-Account (a)..........................        465,150        458,791
                                                                     -------------- --------------
Total............................................................... $5,080,611,899 $1,192,863,924
                                                                     ============== ==============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                        LORD ABBETT     LORD ABBETT     VAN KAMPEN    LORD ABBETT
                                     GROWTH AND INCOME BOND DEBENTURE MID-CAP GROWTH MID-CAP VALUE
                                        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                     ----------------- -------------- -------------- -------------
Outstanding at December 31, 2005....    21,638,608       17,901,873       30,352         14,110
Activity during 2006:
 Issued.............................     2,126,006        2,644,057      658,407        374,856
 Redeemed...........................    (3,572,707)      (3,689,889)     (75,917)       (25,952)
                                        ----------      -----------      -------        -------
Outstanding at December 30, 2006....    20,191,907       16,856,041      612,842        363,014
                                        ==========      ===========      =======        =======

Outstanding at December 31, 2004....    25,899,570       26,280,750           --             --
Activity during 2005:
 Issued.............................     2,342,272        2,509,952       30,352         14,110
 Redeemed...........................    (6,603,234)     (10,888,829)          --             --
                                        ----------      -----------      -------        -------
Outstanding at December 31, 2005....    21,638,608       17,901,873       30,352         14,110
                                        ==========      ===========      =======        =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  LAZARD        MET/AIM      HARRIS OAKMARK  THIRD AVENUE       OPPENHEIMER         LEGG MASON        PIMCO
  MID-CAP   SMALL-CAP GROWTH INTERNATIONAL  SMALL-CAP VALUE CAPITAL APPRECIATION AGGRESSIVE GROWTH TOTAL RETURN
SUB-ACCOUNT SUB-ACCOUNT (B)   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
----------- ---------------- -------------- --------------- -------------------- ----------------- ------------
 8,655,654     13,246,176      18,995,708     20,096,109         43,028,313          16,090,265     36,618,285
 1,152,205      2,280,197       6,105,509      4,301,432          4,080,506           2,852,514      8,630,738
(1,977,134)    (3,171,884)     (4,208,589)    (4,347,243)        (7,829,558)         (3,715,187)    (7,931,983)
----------     ----------      ----------     ----------        -----------         -----------    -----------
 7,830,725     12,354,489      20,892,628     20,050,298         39,279,261          15,227,592     37,317,040
==========     ==========      ==========     ==========        ===========         ===========    ===========

10,260,770     18,324,234      22,456,213     22,647,378         57,692,439          25,135,863     42,299,943
 1,574,751      2,042,187       5,483,166      5,489,613          6,324,711           2,138,231      6,675,758
(3,179,867)    (7,120,245)     (8,943,671)    (8,040,882)       (20,988,837)        (11,183,829)   (12,357,416)
----------     ----------      ----------     ----------        -----------         -----------    -----------
 8,655,654     13,246,176      18,995,708     20,096,109         43,028,313          16,090,265     36,618,285
==========     ==========      ==========     ==========        ===========         ===========    ===========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.   CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                     RCM GLOBAL  PIMCO INFLATION T. ROWE PRICE  MFS RESEARCH
                                     TECHNOLOGY  PROTECTED BOND  MID-CAP GROWTH INTERNATIONAL
                                     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                     ----------- --------------- -------------- -------------
Outstanding at December 31, 2005.... 10,443,953     24,805,097     27,249,715    16,139,182
Activity during 2006:
 Issued.............................  3,262,340      4,559,621      5,497,939     6,101,516
 Redeemed........................... (3,391,568)    (6,559,784)    (6,269,203)   (4,035,668)
                                     ----------    -----------     ----------    ----------
Outstanding at December 30, 2006.... 10,314,725     22,804,934     26,478,451    18,205,030
                                     ==========    ===========     ==========    ==========
Outstanding at December 31, 2004.... 14,758,131     32,840,848     27,535,906    20,959,982
Activity during 2005:
 Issued.............................  2,156,146      5,834,881      6,804,696     3,352,070
 Redeemed........................... (6,470,324)   (13,870,632)    (7,090,887)   (8,172,870)
                                     ----------    -----------     ----------    ----------
Outstanding at December 31, 2005.... 10,443,953     24,805,097     27,249,715    16,139,182
                                     ==========    ===========     ==========    ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

NEUBERGER BERMAN     TURNER     GOLDMAN SACHS      METLIFE            METLIFE           METLIFE          METLIFE
  REAL ESTATE    MID-CAP GROWTH MID-CAP VALUE DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY
  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- -------------- ------------- ------------------ ----------------- ----------------- ---------------
    5,060,098       3,230,076     7,266,539       26,019,030         81,402,093       244,234,395      203,679,869
    3,403,050       1,786,647     3,665,419       25,448,410         44,168,009       115,776,700      146,369,736
   (1,390,208)     (1,094,808)   (1,920,895)     (15,506,018)       (19,125,717)      (35,095,333)     (24,666,575)
   ----------      ----------    ----------      -----------        -----------       -----------      -----------
    7,072,940       3,921,915     9,011,063       35,961,422        106,444,385       324,915,762      325,383,030
   ==========      ==========    ==========      ===========        ===========       ===========      ===========
    6,453,896       5,202,742     6,316,125       10,259,110         36,400,671       114,542,772       91,629,337
    2,105,807         770,692     4,238,160       22,898,220         59,438,524       148,637,237      124,772,078
   (3,499,605)     (2,743,358)   (3,287,746)      (7,138,300)       (14,437,102)      (18,945,614)     (12,721,546)
   ----------      ----------    ----------      -----------        -----------       -----------      -----------
    5,060,098       3,230,076     7,266,539       26,019,030         81,402,093       244,234,395      203,679,869
   ==========      ==========    ==========      ===========        ===========       ===========      ===========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5. CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                       METLIFE                             MET/PUTNAM
                                     AGGRESSIVE  VAN KAMPEN   LEGG MASON     CAPITAL
                                      STRATEGY    COMSTOCK   VALUE EQUITY OPPORTUNITIES
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                     ----------- ----------- ------------ -------------
Outstanding at December 31, 2005.... 42,330,798   1,605,458     125,789          --
Activity during 2006:
 Issued............................. 15,521,227   3,193,363   4,061,141      20,726
 Redeemed........................... (8,766,814)   (580,438)   (583,980)     (1,015)
                                     ----------   ---------   ---------      ------
Outstanding at December 30, 2006.... 49,085,211   4,218,383   3,602,950      19,711
                                     ==========   =========   =========      ======
Outstanding at December 31, 2004.... 20,464,973          --          --          --
Activity during 2005:
 Issued............................. 25,649,342   1,677,901     131,367          --
 Redeemed........................... (3,783,517)    (72,443)     (5,578)         --
                                     ----------   ---------   ---------      ------
Outstanding at December 31, 2005.... 42,330,798   1,605,458     125,789          --
                                     ==========   =========   =========      ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 MFS EMERGING    LOOMIS SAYLES        MET/AIM               JANUS                             DREMAN
MARKETS EQUITY  GLOBAL MARKETS  CAPITAL APPRECIATION CAPITAL APPRECIATION    MFS VALUE    SMALL CAP VALUE  PIONEER FUND
SUB-ACCOUNT (B) SUB-ACCOUNT (B)   SUB-ACCOUNT (B)      SUB-ACCOUNT (B)    SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
--------------- --------------- -------------------- -------------------- --------------- --------------- ---------------
          --             --                --                   --                 --              --              --
   1,000,591        831,554            95,335               13,762            423,924         403,408         236,416
     (99,522)       (76,773)          (16,448)                (920)           (37,710)        (17,086)        (33,939)
   ---------        -------           -------               ------            -------         -------         -------
     901,069        754,781            78,887               12,842            386,214         386,322         202,477
   =========        =======           =======               ======            =======         =======         =======
          --             --                --                   --                 --              --              --
          --             --                --                   --                 --              --              --
          --             --                --                   --                 --              --              --
   ---------        -------           -------               ------            -------         -------         -------
          --             --                --                   --                 --              --              --
   =========        =======           =======               ======            =======         =======         =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                         PIONEER
                                         PIONEER        STRATEGIC       BLACKROCK       BLACKROCK
                                      MID-CAP VALUE      INCOME      LARGE-CAP CORE    HIGH YIELD
                                     SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
                                     --------------- --------------- --------------- ---------------
Outstanding at December 31, 2005....          --               --             --              --
Activity during 2006:
 Issued.............................     394,190        2,113,879        191,231         213,070
 Redeemed...........................     (68,534)        (109,116)       (14,426)        (14,852)
                                         -------        ---------        -------         -------
Outstanding at December 30, 2006....     325,656        2,004,763        176,805         198,218
                                         =======        =========        =======         =======
Outstanding at December 31, 2004....          --               --             --              --
Activity during 2005:
 Issued.............................          --               --             --              --
 Redeemed...........................          --               --             --              --
                                         -------        ---------        -------         -------
Outstanding at December 31, 2005....          --               --             --              --
                                         =======        =========        =======         =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                   AIM V.I.     AIM V.I.     AIM V.I.                   MFS
AIM V.I. PREMIER    AIM V.I.       CAPITAL    INTERNATIONAL    BASIC        MFS      INVESTORS
     EQUITY        CORE EQUITY   APPRECIATION    GROWTH      BALANCED    RESEARCH      TRUST
SUB-ACCOUNT (A)  SUB-ACCOUNT (B) SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
---------------- --------------- ------------ ------------- ----------- ----------- -----------
     317,256              --       146,864       140,508      210,112      71,636     36,118
         557         304,054         3,464         6,387        4,016         425         --
    (317,813)        (38,389)      (25,273)      (27,793)     (30,373)    (18,038)    (2,494)
    --------         -------       -------       -------      -------     -------     ------
          --         265,665       125,055       119,102      183,755      54,023     33,624
    ========         =======       =======       =======      =======     =======     ======
     372,968              --       160,011       149,241      248,074      78,859     39,372
       2,574              --           426         3,560        3,834          42      2,092
     (58,286)             --       (13,573)      (12,293)     (41,796)     (7,265)    (5,346)
    --------         -------       -------       -------      -------     -------     ------
     317,256              --       146,864       140,508      210,112      71,636     36,118
    ========         =======       =======       =======      =======     =======     ======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                    OPPENHEIMER
                                        MFS NEW     MAIN STREET   OPPENHEIMER  OPPENHEIMER
                                       DISCOVERY  GROWTH & INCOME    BOND     STRATEGIC BOND
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- --------------- ----------- --------------
Outstanding at December 31, 2005.....   32,199        61,558        56,108         6,741
Activity during 2006:
 Issued..............................      601            --           568            --
 Redeemed............................   (4,306)       (2,437)       (9,609)           --
                                        ------        ------        ------        ------
Outstanding at December 30, 2006.....   28,494        59,121        47,067         6,741
                                        ======        ======        ======        ======
Outstanding at December 31, 2004.....   37,742        68,507        61,376        15,760
Activity during 2005:
 Issued..............................       34           679             6            --
 Redeemed............................   (5,577)       (7,628)       (5,274)       (9,019)
                                        ------        ------        ------        ------
Outstanding at December 31, 2005.....   32,199        61,558        56,108         6,741
                                        ======        ======        ======        ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  OPPENHEIMER
  MAIN STREET    OPPENHEIMER   FIDELITY     FIDELITY    FIDELITY    FIDELITY     FIDELITY
SMALL-CAP GROWTH    MONEY    ASSET MANAGER   GROWTH    CONTRAFUND   OVERSEAS   EQUITY-INCOME
  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
---------------- ----------- ------------- ----------- ----------- ----------- -------------
     20,466         35,829    14,833,146   18,327,783  18,309,411   1,115,424    1,681,844
      1,781             --       801,955    1,124,153   1,727,448      53,170       16,606
     (4,454)        (2,483)   (2,497,337)  (3,284,796) (2,411,395)   (216,609)    (471,376)
     ------        -------    ----------   ----------  ----------   ---------    ---------
     17,793         33,346    13,137,764   16,167,140  17,625,464     951,985    1,227,074
     ======        =======    ==========   ==========  ==========   =========    =========
     22,744         55,454    16,742,417   20,811,605  18,632,563   1,305,755    2,015,346
        478            318       914,047    1,436,688   1,835,776     120,574       20,938
     (2,756)       (19,943)   (2,823,318)  (3,920,510) (2,158,928)   (310,905)    (354,440)
     ------        -------    ----------   ----------  ----------   ---------    ---------
     20,466         35,829    14,833,146   18,327,783  18,309,411   1,115,424    1,681,844
     ======        =======    ==========   ==========  ==========   =========    =========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                       FIDELITY     FIDELITY    FIDELITY        DWS
                                       INDEX 500  MONEY MARKET   MID-CAP   INTERNATIONAL
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- ------------ ----------- -------------
Outstanding at December 31, 2005.....  9,738,122    4,560,029         --     3,098,930
Activity during 2006:
 Issued..............................     42,455    1,814,819    421,571       491,241
 Redeemed............................ (1,485,936)  (1,393,775)   (23,521)     (419,428)
                                      ----------   ----------    -------     ---------
Outstanding at December 30, 2006.....  8,294,641    4,981,073    398,050     3,170,743
                                      ==========   ==========    =======     =========
Outstanding at December 31, 2004..... 11,319,391    4,311,139         --     3,067,352
Activity during 2005:
 Issued..............................     70,580    1,641,690         --       463,667
 Redeemed............................ (1,651,849)  (1,392,800)        --      (432,089)
                                      ----------   ----------    -------     ---------
Outstanding at December 31, 2005.....  9,738,122    4,560,029         --     3,098,930
                                      ==========   ==========    =======     =========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 FI MID-CAP                                    RUSSELL 2000 FI INTERNATIONAL   METLIFE   BLACKROCK LEGACY
OPPORTUNITIES  FI LARGE CAP   FI VALUE LEADERS    INDEX          STOCK       STOCK INDEX LARGE-CAP GROWTH
 SUB-ACCOUNT  SUB-ACCOUNT (B) SUB-ACCOUNT (B)  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
------------- --------------- ---------------- ------------ ---------------- ----------- ----------------
   579,118             --              --         508,847       140,779      21,140,946       16,067
   136,217        144,785         146,297         214,414       187,940       3,435,702       14,777
  (148,725)       (10,720)        (19,722)       (232,959)      (66,063)     (5,218,052)     (11,840)
  --------        -------         -------        --------       -------      ----------      -------
   566,610        134,065         126,575         490,302       262,656      19,358,596       19,004
  ========        =======         =======        ========       =======      ==========      =======
   614,837             --              --         476,600       120,078      20,771,866       11,623
   120,786             --              --         563,884        45,623       5,351,247       10,254
  (156,505)            --              --        (531,637)      (24,922)     (4,982,167)      (5,810)
  --------        -------         -------        --------       -------      ----------      -------
   579,118             --              --         508,847       140,779      21,140,946       16,067
  ========        =======         =======        ========       =======      ==========      =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                                                 LEHMAN BROTHERS
                                    BLACKROCK       BLACKROCK       BLACKROCK       AGGREGATE
                                 STRATEGIC VALUE   BOND INCOME   LARGE-CAP VALUE   BOND INDEX
                                   SUB-ACCOUNT   SUB-ACCOUNT (B)   SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------- --------------- --------------- ---------------
Outstanding at December 31, 2005     598,942          69,533          77,212         300,648
Activity during 2006:
  Issued........................     154,647         221,440         101,416         125,985
  Redeemed......................    (140,342)        (29,031)        (23,724)        (86,513)
                                    --------         -------         -------         -------
Outstanding at December 30, 2006     613,247         261,942         154,904         340,120
                                    ========         =======         =======         =======
Outstanding at December 31, 2004     500,254          41,397          51,124         175,612
Activity during 2005:
  Issued........................     214,452          39,540          43,996         168,898
  Redeemed......................    (115,764)        (11,404)        (17,908)        (43,862)
                                    --------         -------         -------         -------
Outstanding at December 31, 2005     598,942          69,533          77,212         300,648
                                    ========         =======         =======         =======

HARRIS OAKMARK  MORGAN STANLEY       MFS       METLIFE MID-CAP DAVIS VENTURE HARRIS OAKMARK  JENNISON
LARGE CAP VALUE   EAFE INDEX    TOTAL RETURN     STOCK INDEX       VALUE     FOCUSED VALUE    GROWTH
  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (B)   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
--------------- -------------- --------------- --------------- ------------- -------------- -----------
    423,013         636,754        183,329         538,128       44,607,893    23,942,954   15,959,598
    128,709         373,976        515,081         339,064        6,386,778     3,088,344    3,885,170
   (130,834)       (100,727)       (51,383)       (125,307)      (7,561,188)   (5,345,036)  (4,189,402)
   --------        --------        -------        --------      -----------    ----------   ----------
    420,888         910,003        647,027         751,885       43,433,483    21,686,262   15,655,366
   ========        ========        =======        ========      ===========    ==========   ==========
    333,624         350,801         97,363         364,852       54,052,906    27,909,852   22,012,332
    185,697         359,890        103,584         255,765        7,577,938     4,395,130    3,315,817
    (96,308)        (73,937)       (17,618)        (82,489)     (17,022,951)   (8,362,028)  (9,368,551)
   --------        --------        -------        --------      -----------    ----------   ----------
    423,013         636,754        183,329         538,128       44,607,893    23,942,954   15,959,598
   ========        ========        =======        ========      ===========    ==========   ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                                WESTERN ASSET
                                  BLACKROCK    T. ROWE PRICE      MANAGEMENT     OPPENHEIMER
                                 MONEY MARKET SMALL-CAP GROWTH U. S. GOVERNMENT GLOBAL EQUITY
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (B)   SUB-ACCOUNT
                                 ------------ ---------------- ---------------- -------------
Outstanding at December 31, 2005  12,431,418       63,311           391,235             --
Activity during 2006:
  Issued........................  31,946,687       40,008         1,774,831        209,413
  Redeemed...................... (26,053,446)     (29,724)         (638,924)       (14,076)
                                 -----------      -------         ---------        -------
Outstanding at December 30, 2006  18,324,659       73,595         1,527,142        195,337
                                 ===========      =======         =========        =======
Outstanding at December 31, 2004       1,856       31,008                --             --
Activity during 2005:
  Issued........................  27,627,788       39,020           444,727             --
  Redeemed...................... (15,198,226)      (6,717)          (53,492)            --
                                 -----------      -------         ---------        -------
Outstanding at December 31, 2005  12,431,418       63,311           391,235             --
                                 ===========      =======         =========        =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                                    METLIFE
       METLIFE                METLIFE           CONSERVATIVE TO         METLIFE        METLIFE MODERATE TO     VAN KAMPEN
AGGRESSIVE ALLOCATION CONSERVATIVE ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION STRATEGIC GROWTH
   SUB-ACCOUNT (B)        SUB-ACCOUNT (B)       SUB-ACCOUNT (B)     SUB-ACCOUNT (B)      SUB-ACCOUNT (B)      SUB-ACCOUNT
--------------------- ----------------------- ------------------- ------------------- --------------------- ----------------
            --                     --                    --                   --                   --             88,859
       107,062                195,095               281,303            1,601,845            2,015,060          1,074,283
        (5,757)                  (624)               (8,127)             (46,899)            (138,185)          (129,277)
       -------                -------               -------            ---------            ---------          ---------
       101,305                194,471               273,176            1,554,946            1,876,875          1,033,865
       =======                =======               =======            =========            =========          =========
            --                     --                    --                   --                   --            108,230
            --                     --                    --                   --                   --              5,622
            --                     --                    --                   --                   --            (24,993)
       -------                -------               -------            ---------            ---------          ---------
            --                     --                    --                   --                   --             88,859
       =======                =======               =======            =========            =========          =========

VAN KAMPEN
ENTERPRISE
SUB-ACCOUNT
-----------
  43,297
   1,349
  (4,765)
  ------
  39,881
  ======
  46,381
     165
  (3,249)
  ------
  43,297
  ======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                                            FEDERATED
                                   VAN KAMPEN    VAN KAMPEN    FEDERATED   HIGH INCOME
                                 GROWTH & INCOME  COMSTOCK   EQUITY INCOME    BOND
                                   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                 --------------- ----------- ------------- -----------
Outstanding at December 31, 2005       43,633            --     18,507       22,143
Activity during 2006:
  Issued........................    1,496,035     2,242,692         --          215
  Redeemed......................      (74,377)      (75,274)    (1,380)      (2,085)
                                    ---------     ---------     ------       ------
Outstanding at December 30, 2006    1,465,291     2,167,418     17,127       20,273
                                    =========     =========     ======       ======
Outstanding at December 31, 2004       54,075            --     20,644       31,469
Activity during 2005:
  Issued........................           56            --         --           --
  Redeemed......................      (10,498)           --     (2,137)      (9,326)
                                    ---------     ---------     ------       ------
Outstanding at December 31, 2005       43,633            --     18,507       22,143
                                    =========     =========     ======       ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 FEDERATED                                             T. ROWE      T. ROWE   JANUS ASPEN
  GROWTH     NEUBERGER   ALGER SMALL     T. ROWE        PRICE     PRICE PRIME  WORLDWIDE
STRATEGIES    GENESIS   CAPITALIZATION PRICE GROWTH INTERNATIONAL   RESERVE     GROWTH
SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
----------- ----------- -------------- ------------ ------------- ----------- -----------
  35,001       1,183       8,307,133     142,212       102,719       82,793      1,375
       1           1       1,017,173      11,472         9,879       38,454         --
  (2,096)       (133)     (1,574,316)    (25,325)      (15,940)     (33,784)       (99)
  ------       -----      ----------     -------       -------      -------      -----
  32,906       1,051       7,749,990     128,359        96,658       87,463      1,276
  ======       =====      ==========     =======       =======      =======      =====
  38,902       1,371       9,017,916     162,635       107,931       69,819      1,477
     494          --       1,169,601      12,389        10,433       92,361          1
  (4,395)       (188)     (1,880,384)    (32,812)      (15,645)     (79,387)      (103)
  ------       -----      ----------     -------       -------      -------      -----
  35,001       1,183       8,307,133     142,212       102,719       82,793      1,375
  ======       =====      ==========     =======       =======      =======      =====

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:


                                  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS   AMERICAN FUNDS
                                 GLOBAL SMALL CAP     GROWTH     GROWTH AND INCOME GLOBAL GROWTH
                                   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 ---------------- -------------- ----------------- --------------
Outstanding at December 31, 2005      470,780        208,063          199,680           22,386
Activity during 2006:
  Issued........................      343,062        585,336          587,110        1,430,369
  Redeemed......................     (147,107)       (63,880)         (99,160)         (78,739)
                                     --------        -------          -------        ---------
Outstanding at December 30, 2006      666,735        729,519          687,630        1,374,016
                                     ========        =======          =======        =========
Outstanding at December 31, 2004      282,816        132,705          137,919               --
Activity during 2005:
  Issued........................      338,920         97,221           88,127           22,386
  Redeemed......................     (150,956)       (21,863)         (26,366)              --
                                     --------        -------          -------        ---------
Outstanding at December 31, 2005      470,780        208,063          199,680           22,386
                                     ========        =======          =======        =========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


ALLIANCEBERNSTEIN                     TEMPLETON   TEMPLETON    FRANKLIN     FRANKLIN   VAN KAMPEN
    LARGE-CAP         TEMPLETON        FOREIGN     GROWTH    MUTUAL SHARES   INCOME    UIF EQUITY
     GROWTH       DEVELOPING MARKETS SECURITIES  SECURITIES   SECURITIES   SECURITIES  AND INCOME
   SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
----------------- ------------------ ----------- ----------- ------------- ----------- -----------
         --             21,537           33,847         --        11,181       4,136           --
     23,300            837,845        1,011,259    825,349     1,429,307     697,590    4,841,916
     (3,331)           (94,471)         (98,495)   (40,932)     (166,761)    (37,701)    (249,055)
     ------            -------        ---------    -------     ---------     -------    ---------
     19,969            764,911          946,611    784,417     1,273,727     664,025    4,592,861
     ======            =======        =========    =======     =========     =======    =========
         --                 --               --         --            --          --           --
         --             21,659           34,163         --        11,181       4,136           --
         --               (122)            (316)        --            --          --           --
     ------            -------        ---------    -------     ---------     -------    ---------
         --             21,537           33,847         --        11,181       4,136           --
     ======            =======        =========    =======     =========     =======    =========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                 VAN KAMPEN     PIONEER        PUTNAM           LMPV
                                  UIF U.S.        VCT            VT            GLOBAL
                                 REAL ESTATE MID-CAP VALUE SMALL-CAP VALUE HIGH YIELD BOND
                                 SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                 ----------- ------------- --------------- ---------------
Outstanding at December 31, 2005        --           --             --            3,458
Activity during 2006:
  Issued........................   963,710      277,392        337,101        1,094,941
  Redeemed......................   (35,536)     (15,105)       (23,419)         (58,723)
                                   -------      -------        -------        ---------
Outstanding at December 30, 2006   928,174      262,287        313,682        1,039,676
                                   =======      =======        =======        =========
Outstanding at December 31, 2004        --           --             --               --
Activity during 2005:
  Issued........................        --           --             --            3,458
  Redeemed......................        --           --             --               --
                                   -------      -------        -------        ---------
Outstanding at December 31, 2005        --           --             --            3,458
                                   =======      =======        =======        =========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


                                  LMPV                                                      LMPV
      LMPV          LMPV         CAPITAL         LMPV           LMPV            LMPV     ADJUSTABLE
SMALL-CAP GROWTH  INVESTORS    AND INCOME    EQUITY INDEX FUNDAMENTAL VALUE APPRECIATION RATE INCOME
  SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT (B) SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
---------------- ----------- --------------- ------------ ----------------- ------------ -----------
     15,787          6,750             --         2,224           1,160          1,722         351
    366,781        132,976      3,312,504     1,488,265       1,345,152      1,288,559     266,005
    (56,930)        (9,356)      (213,217)      (49,797)        (88,817)       (53,325)    (50,030)
    -------        -------      ---------     ---------       ---------      ---------     -------
    325,638        130,370      3,099,287     1,440,692       1,257,495      1,236,956     216,326
    =======        =======      =========     =========       =========      =========     =======
         --             --             --            --              --             --          --
     15,787          6,750             --         2,224           1,160          1,722         351
         --             --             --            --              --             --          --
    -------        -------      ---------     ---------       ---------      ---------     -------
     15,787          6,750             --         2,224           1,160          1,722         351
    =======        =======      =========     =========       =========      =========     =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:


                                    LMPV          LMPV          LMPV
                                 AGGRESSIVE     LARGE CAP     LARGE-CAP      LMPV
                                   GROWTH        GROWTH         VALUE    MONEY MARKET
                                 SUB-ACCOUNT SUB-ACCOUNT (B) SUB-ACCOUNT SUB-ACCOUNT
                                 ----------- --------------- ----------- ------------
Outstanding at December 31, 2005     15,934           --        15,016        15,276
Activity during 2006:
  Issued........................  5,786,552      463,287        55,707     3,679,377
  Redeemed......................   (333,675)     (30,116)      (23,536)   (2,093,981)
                                  ---------      -------       -------    ----------
Outstanding at December 30, 2006  5,468,811      433,171        47,187     1,600,672
                                  =========      =======       =======    ==========
Outstanding at December 31, 2004         --           --            --            --
Activity during 2005:
  Issued........................     16,222           --        15,281        15,276
  Redeemed......................       (288)          --          (265)           --
                                  ---------      -------       -------    ----------
Outstanding at December 31, 2005     15,934           --        15,016        15,276
                                  =========      =======       =======    ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


                       LMPV                LMPV                LMPV                LMPV
     LMPV       MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE        LMPV           LMPV
    SOCIAL       BALANCED ALL CAP        LARGE-CAP            ALL CAP         GLOBAL ALL CAP    PREMIER SELECTIONS  DIVIDEND
AWARENESS STOCK  GROWTH AND VALUE    GROWTH AND VALUE    GROWTH AND VALUE    GROWTH AND VALUE     ALL CAP GROWTH    STRATEGY
SUB-ACCOUNT (B)     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (B)   SUB-ACCOUNT
--------------- ------------------- ------------------- ------------------- ------------------- ------------------ -----------
        --              2,660              2,136                9,633              10,041                 --           3,967
    11,211            157,023             83,010              356,111             305,197             17,160         338,521
      (850)            (5,209)            (7,943)             (80,955)            (24,976)              (177)        (20,563)
    ------            -------             ------              -------             -------             ------         -------
    10,361            154,474             77,203              284,789             290,262             16,983         321,925
    ======            =======             ======              =======             =======             ======         =======
        --                 --                 --                   --                  --                 --              --
        --              2,660              2,136                9,633              10,041                 --           3,967
        --                 --                 --                   --                  --                 --              --
    ------            -------             ------              -------             -------             ------         -------
        --              2,660              2,136                9,633              10,041                 --           3,967
    ======            =======             ======              =======             =======             ======         =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                      LMPV            LMPV            LMPV            LMPV
                                     GROWTH         LIFESTYLE       LIFESTYLE       LIFESTYLE
                                   AND INCOME       BALANCED         GROWTH        HIGH GROWTH
                                 SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
                                 --------------- --------------- --------------- ---------------
Outstanding at December 31, 2005          --              --             --              --
Activity during 2006:
  Issued........................     396,898         220,255         31,381          23,478
  Redeemed......................     (45,692)        (42,641)        (8,000)         (2,086)
                                     -------         -------         ------          ------
Outstanding at December 30, 2006     351,206         177,614         23,381          21,392
                                     =======         =======         ======          ======
Outstanding at December 31, 2004          --              --             --              --
Activity during 2005:
  Issued........................          --              --             --              --
  Redeemed......................          --              --             --              --
                                     -------         -------         ------          ------
Outstanding at December 31, 2005          --              --             --              --
                                     =======         =======         ======          ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


                                       TST MANAGED     TST MANAGED     TST MANAGED       TST MANAGED          TST MANAGED
                           TST         ALLOCATION      ALLOCATION      ALLOCATION        ALLOCATION           ALLOCATION
CAPITAL APPRECIATION    LARGE-CAP      AGGRESSIVE     CONSERVATIVE      MODERATE     MODERATE-AGGRESSIVE MODERATE-CONSERVATIVE
  SUB-ACCOUNT (A)    SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A)   SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-------------------- --------------- --------------- --------------- --------------- ------------------- ---------------------
          239              6,503           4,493              --          98,524            51,045                   --
        4,027             19,036          49,727          68,682         384,633           445,569               19,394
       (4,266)           (25,539)        (54,220)        (68,682)       (483,157)         (496,614)             (19,394)
       ------            -------         -------         -------        --------          --------              -------
           --                 --              --              --              --                --                   --
       ======            =======         =======         =======        ========          ========              =======
           --                 --              --              --              --                --                   --
          239              6,503           4,493              --          98,524            51,045                   --
           --                 --              --              --              --                --                   --
       ------            -------         -------         -------        --------          --------              -------
          239              6,503           4,493              --          98,524            51,045                   --
       ======            =======         =======         =======        ========          ========              =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONCLUDED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                    TST STYLE       TST STYLE
                                                   FOCUS SMALL     FOCUS SMALL     TST MANAGED     TST PIONEER
                                  TST MFS VALUE    CAP GROWTH       CAP VALUE        INCOME           FUND
                                 SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A)
                                 --------------- --------------- --------------- --------------- ---------------
Outstanding at December 31, 2005       1,651           4,581           7,734          10,658           2,811
Activity during 2006:
  Issued........................      65,418         112,097         104,090          96,165          26,845
  Redeemed......................     (67,069)       (116,678)       (111,824)       (106,823)        (29,656)
                                     -------        --------        --------        --------         -------
Outstanding at December 30, 2006          --              --              --              --              --
                                     =======        ========        ========        ========         =======
Outstanding at December 31, 2004          --              --              --              --              --
Activity during 2005:
  Issued........................       1,651           4,581           7,734          10,658           2,811
  Redeemed......................          --              --              --              --              --
                                     -------        --------        --------        --------         -------
Outstanding at December 31, 2005       1,651           4,581           7,734          10,658           2,811
                                     =======        ========        ========        ========         =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                  TST PIONEER                                                                                      TST U.S.
  TST PIONEER      STRATEGIC     TST MFS TOTAL   TST FEDERATED    TST MERCURY   TST AIM CAPITAL   TST EQUITY      GOVERNMENT
 MID-CAP VALUE      INCOME          RETURN        HIGH YIELD    LARGE CAP CORE   APPRECIATION       INCOME        SECURITIES
SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
     12,149             546           4,031           5,243           2,961              --           6,546             167
     94,900         170,460         115,990          46,160          56,753          27,236          54,254          12,671
   (107,049)       (171,006)       (120,021)        (51,403)        (59,714)        (27,236)        (60,800)        (12,838)
   --------        --------        --------         -------         -------         -------         -------         -------
         --              --              --              --              --              --              --              --
   ========        ========        ========         =======         =======         =======         =======         =======
         --              --              --              --              --              --              --              --
     12,149             546           4,031           5,243           2,961              --           6,546             167
         --              --              --              --              --              --              --              --
   --------        --------        --------         -------         -------         -------         -------         -------
     12,149             546           4,031           5,243           2,961              --           6,546             167
   ========        ========        ========         =======         =======         =======         =======         =======

TST CONVERTIBLE
  SECURITIES
SUB-ACCOUNT (A)
---------------
         --
     29,409
    (29,409)
    -------
         --
    =======
         --
         --
         --
    -------
         --
    =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.   UNIT VALUES

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:


                                                     LORD ABBETT GROWTH AND LORD ABBETT BOND    VAN KAMPEN    LORD ABBETT MID-CAP
                                                             INCOME            DEBENTURE      MID-CAP GROWTH         VALUE
                                                          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------- ---------------- ---------------- -------------------
2006
Units...............................................           20,191,907         16,856,041          612,842           363,014
Unit Fair Value, Lowest to Highest (1)..............     $29.87 to $97.12    $6.34 to $19.81 $10.20 to $10.75  $25.47 to $27.96
Net Assets..........................................         $898,436,542       $306,513,652       $6,430,532        $9,728,623
Investment Income Ratio to Net Assets (2)...........                1.63%              6.67%            0.00%             0.36%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................        2.35% , 0.89%      2.35% , 0.89%    2.30% , 1.40%     2.30% , 1.40%
Total Return, Lowest to Highest (4).................     15.06% to 16.98%     6.62% to 8.39%   5.91% to 6.87%   9.63% to 10.62%
2005
Units...............................................           21,638,608         17,901,873           30,352            14,110
Unit Fair Value, Lowest to Highest (1)..............     $47.57 to $83.02   $16.76 to $18.28  $9.63 to $10.06  $23.23 to $25.27
Net Assets..........................................         $824,030,188       $303,014,566         $299,552          $343,901
Investment Income Ratio to Net Assets (2)...........                0.89%              3.81%            0.00%             0.35%
Expenses as a Percent of Average Net Assets (3).....        2.35% , 0.89%      2.35% , 0.89%    2.30% , 1.40%     2.30% , 1.40%
Total Return, Lowest to Highest (4).................       1.00% to 2.76%    -0.86% to 0.91%   4.40% to 4.55%    4.15% to 4.31%
2004
Units...............................................           25,899,570         26,280,750               --                --
Unit Fair Value, Lowest to Highest (1)..............     $47.10 to $80.79   $16.91 to $18.12              $--               $--
Net Assets..........................................         $993,369,357       $445,940,992              $--               $--
Investment Income Ratio to Net Assets (2)...........                0.36%              2.65%               --                --
Expenses as a Percent of Average Net Assets (3).....        2.35% , 0.89%      2.35% , 0.89%               --                --
Total Return, Lowest to Highest (4).................     10.02% to 11.92%     5.65% to 7.47%               --                --
2003
Units...............................................           26,780,162         30,439,495               --                --
Unit Fair Value, Lowest to Highest (1)..............     $42.81 to $72.18   $16.00 to $16.86              $--               $--
Net Assets..........................................         $924,533,437       $486,072,404              $--               $--
Investment Income Ratio to Net Assets (2)...........                0.89%              2.76%               --                --
Expenses as a Percent of Average Net Assets (3).....        2.35% , 0.89%      2.35% , 0.89%               --                --
Total Return, Lowest to Highest (4).................     23.90% to 29.90%    8.88% to 18.46%               --                --
2002
Units...............................................           17,609,853          8,472,910               --                --
Unit Fair Value, Lowest to Highest (1)..............     $33.48 to $17.44    $13.73 to $4.65              $--               $--
Net Assets..........................................         $415,860,067       $115,430,498              $--               $--
Investment Income Ratio to Net Assets (2)...........                1.11%              4.90%               --                --
Expenses as a Percent of Average Net Assets (3).....        2.25% , 0.89%      2.25% , 1.30%               --                --
Total Return, Lowest to Highest (4).................   -19.18% to -19.09%   -1.86% to -1.77%               --                --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                       MET/AIM                                                       OPPENHEIMER
     LAZARD           SMALL-CAP             HARRIS         THIRD AVENUE SMALL-CAP      CAPITAL       LEGG MASON AGGRESSIVE
     MID-CAP           GROWTH        OAKMARK INTERNATIONAL         VALUE             APPRECIATION           GROWTH
   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------- ------------------ --------------------- ---------------------- ------------------ ---------------------
        7,830,725         12,354,489          20,892,628             20,050,298           39,279,261          15,227,592
 $15.64 to $16.43   $14.00 to $15.16    $19.13 to $20.10       $17.49 to $18.82      $8.75 to $11.41      $7.44 to $7.84
     $126,365,450       $178,634,572        $412,470,437           $360,767,904         $357,893,449        $116,887,678
            0.31%              0.00%               2.44%                  0.45%                0.10%               0.00%

    2.35% , 1.30%      2.35% , 0.89%       2.35% , 1.30%          2.35% , 0.89%        2.35% , 1.15%       2.35% , 1.30%
 12.02% to 13.20%   11.54% to 12.90%    25.86% to 27.19%       10.51% to 12.38%       5.12% to 6.58%    -4.01% to -3.00%
        8,655,654         13,246,176          18,995,708             20,097,482           43,028,313          16,090,265
 $14.10 to $14.52   $12.68 to $13.43    $15.34 to $15.81       $15.90 to $16.74      $8.41 to $72.34      $7.84 to $8.08
     $123,820,991       $170,469,329        $295,833,789           $324,830,876         $370,348,053        $127,810,334
            0.06%              0.00%               0.00%                  0.00%                0.00%               0.00%
    2.35% , 1.30%      2.35% , 0.89%       2.35% , 1.30%          2.35% , 0.89%        2.35% , 1.15%       2.35% , 1.30%
   5.56% to 6.67%     5.76% to 7.63%    11.59% to 12.77%       12.80% to 14.79%       2.29% to 3.92%    10.95% to 12.11%
       10,260,770         18,324,234          22,456,213             22,647,378           57,692,439          25,135,863
 $13.35 to $13.61   $11.99 to $12.48    $13.75 to $14.02       $14.10 to $14.58      $8.22 to $10.31      $7.06 to $7.21
     $138,065,930       $221,300,303        $311,119,427           $322,139,879         $481,094,106        $178,656,657
            0.00%              0.00%               0.00%                  0.30%                0.66%               0.00%
    2.35% , 1.30%      2.35% , 0.89%       2.35% , 1.30%          2.35% , 0.89%        3.35% , 1.15%       2.35% , 1.30%
 11.74% to 12.92%     3.95% to 5.78%    17.72% to 18.96%       23.56% to 25.68%       3.09% to 5.21%      5.92% to 7.04%
       12,288,849         12,507,344          16,889,437             19,607,796           51,514,003          26,535,225
 $11.95 to $12.05   $11.53 to $11.70    $11.68 to $11.78       $11.41 to $11.54       $7.91 to $7.99      $6.67 to $6.73
     $146,961,328       $144,317,277        $197,424,709           $224,160,967         $407,474,001        $176,918,622
            1.53%              0.00%               1.81%                  0.48%                0.00%               0.00%
    2.35% , 1.30%      2.35% , 1.25%       2.35% , 1.30%          2.35% , 1.25%        2.35% , 1.30%       2.35% , 1.30%
 22.83% to 24.55%    32.4% to 37.35%    33.47% to 33.23%       34.67% to 39.78%     20.90% to 26.87%    21.15% to 29.21%
        2,416,396          4,064,765           1,441,751              3,106,789           15,642,954           7,128,991
   $9.68 to $9.57     $8.48 to $8.38      $8.84 to $8.74         $8.24 to $8.19       $6.30 to $6.21      $5.21 to $5.14
      $23,290,143        $34,347,942         $12,696,039            $25,545,489          $97,906,221         $36,922,180
            0.02%              0.00%               0.24%                  0.39%                0.01%               0.01%
    2.25% , 1.30%      2.25% , 1.30%       2.25% , 1.30%          2.25% , 1.30%        2.25% , 1.30%       2.25% , 1.30%
-11.97% to -12.8% -28.44% to -29.12%  -19.15% to -19.92%     -17.62% to -18.14%   -25.71% to -26.41%  -28.77% to -29.44%

     PIMCO
  TOTAL RETURN
  SUB-ACCOUNT
----------------
      37,317,040
 $8.56 to $13.14
    $440,826,722
           2.58%

   2.35% , 0.89%
  2.10% to 3.88%
      36,618,285
$11.89 to $12.65
    $418,753,068
           0.01%
   2.35% , 0.89%
 -0.12% to 1.56%
      42,299,943
$11.90 to $12.46
    $483,702,554
           7.16%
   2.35% , 0.89%
  2.54% to 4.31%
      44,224,455
$11.61 to $11.94
    $502,661,539
           1.36%
   2.35% , 0.89%
 -0.06% to 3.59%
      24,396,053
 $11.38 to $7.66
    $263,905,635
           0.00%
   2.25% , 1.15%
 7.-88% to 8.04%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                           PIMCO INFLATION  T. ROWE PRICE MID-CAP
                                                     RCM GLOBAL TECHNOLOGY PROTECTED BOND          GROWTH
                                                          SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------------- ---------------- ---------------------
2006
Units...............................................          10,314,725         22,804,934          26,478,451
Unit Fair Value, Lowest to Highest (1)..............      $4.71 to $5.15   $10.72 to $11.14      $8.04 to $8.47
Net Assets..........................................         $50,206,487       $250,682,193        $220,015,833
Investment Income Ratio to Net Assets (2)...........               0.00%              3.75%               0.00%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................       2.35% , 0.89%      2.35% , 1.30%       2.35% , 1.30%
Total Return, Lowest to Highest (4).................      2.91% to 4.55%   -1.94% to -0.91%      3.70% to 4.80%
2005
Units...............................................          10,443,953         24,805,097          27,249,715
Unit Fair Value, Lowest to Highest (1)..............      $4.63 to $4.93   $10.93 to $11.25      $7.84 to $8.08
Net Assets..........................................         $49,054,494       $276,160,752        $216,790,477
Investment Income Ratio to Net Assets (2)...........               0.00%              0.00%               0.00%
Expenses as a Percent of Average Net Assets (3).....       2.35% , 0.89%      2.35% , 1.30%       2.35% , 1.30%
Total Return, Lowest to Highest (4).................     8.44% to 10.37%    -0.96% to 0.08%    11.97% to 13.15%
2004
Units...............................................          14,758,131         32,840,848          27,535,906
Unit Fair Value, Lowest to Highest (1)..............      $4.27 to $4.47   $11.04 to $11.24      $7.00 to $7.14
Net Assets..........................................         $63,448,988       $366,675,258        $194,196,541
Investment Income Ratio to Net Assets (2)...........               0.00%              4.84%               0.00%
Expenses as a Percent of Average Net Assets (3).....       2.35% , 0.89%      2.35% , 1.30%       2.35% , 1.30%
Total Return, Lowest to Highest (4).................    -6.54% to -5.13%     6.47% to 7.60%    15.08% to 16.30%
2003
Units...............................................           9,339,752         25,707,912          33,526,891
Unit Fair Value, Lowest to Highest (1)..............      $4.57 to $4.71   $10.37 to $10.44      $6.09 to $6.14
Net Assets..........................................         $42,664,907       $267,794,617        $203,972,459
Investment Income Ratio to Net Assets (2)...........               0.00%              0.42%               0.00%
Expenses as a Percent of Average Net Assets (3).....       2.35% , 0.89%      2.35% , 1.30%       2.35% , 1.30%
Total Return, Lowest to Highest (4).................    38.29% to 56.45%     3.70% to 4.43%    27.90% to 34.88%
2002
Units...............................................           3,460,978                 --           9,490,409
Unit Fair Value, Lowest to Highest (1)..............      $2.97 to $2.92                $--      $4.55 to $4.49
Net Assets..........................................         $10,254,534                $--         $42,957,913
Investment Income Ratio to Net Assets (2)...........               0.00%                 --               0.00%
Expenses as a Percent of Average Net Assets (3).....       2.25% , 1.30%                 --       2.25% , 1.30%
Total Return, Lowest to Highest (4).................  -51.37% to -51.83%                 --  -44.76% to -45.29%

                                                       MFS RESEARCH
                                                       INTERNATIONAL
                                                        SUB-ACCOUNT
                                                     ------------------
2006
Units...............................................         18,205,030
Unit Fair Value, Lowest to Highest (1)..............   $15.21 to $17.35
Net Assets..........................................       $287,904,765
Investment Income Ratio to Net Assets (2)...........              1.63%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................      2.35% , 0.89%
Total Return, Lowest to Highest (4).................   23.63% to 25.79%
2005
Units...............................................         16,139,182
Unit Fair Value, Lowest to Highest (1)..............   $12.53 to $13.79
Net Assets..........................................       $204,989,567
Investment Income Ratio to Net Assets (2)...........              0.35%
Expenses as a Percent of Average Net Assets (3).....      2.35% , 0.89%
Total Return, Lowest to Highest (4).................   13.73% to 15.91%
2004
Units...............................................         20,959,982
Unit Fair Value, Lowest to Highest (1)..............   $10.01 to $11.90
Net Assets..........................................       $232,369,176
Investment Income Ratio to Net Assets (2)...........              0.00%
Expenses as a Percent of Average Net Assets (3).....      2.35% , 0.89%
Total Return, Lowest to Highest (4).................   16.78% to 19.72%
2003
Units...............................................         12,887,155
Unit Fair Value, Lowest to Highest (1)..............     $9.43 to $9.52
Net Assets..........................................       $121,500,710
Investment Income Ratio to Net Assets (2)...........              0.89%
Expenses as a Percent of Average Net Assets (3).....      2.35% , 1.30%
Total Return, Lowest to Highest (4).................   28.59% to 30.34%
2002
Units...............................................          6,394,788
Unit Fair Value, Lowest to Highest (1)..............     $7.30 to $7.20
Net Assets..........................................        $46,424,339
Investment Income Ratio to Net Assets (2)...........              0.24%
Expenses as a Percent of Average Net Assets (3).....      2.25% , 1.30%
Total Return, Lowest to Highest (4)................. -12.94% to -13.77%

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

NEUBERGER BERMAN  TURNER MID-CAP   GOLDMAN SACHS   METLIFE DEFENSIVE METLIFE MODERATE METLIFE BALANCED  METLIFE GROWTH
  REAL ESTATE         GROWTH       MID-CAP VALUE       STRATEGY          STRATEGY         STRATEGY         STRATEGY
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       7,072,940        3,921,915        9,011,063       35,961,422       106,444,385      324,915,762      325,383,030
$18.97 to $19.50 $12.45 to $12.80 $14.78 to $15.20 $10.93 to $11.18  $11.37 to $11.63 $11.88 to $12.15 $12.53 to $12.81
    $136,595,815      $49,712,120     $135,606,841     $399,117,450    $1,227,960,101   $3,917,704,428   $4,136,759,495
           0.95%            0.00%            0.00%            0.01%             0.01%            0.01%            0.01%

   2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%
34.40% to 35.81%   3.61% to 4.71% 13.01% to 14.20%   6.11% to 7.23%    7.68% to 8.81%  9.38% to 10.54% 10.96% to 12.13%
       5,060,098        3,230,076        7,266,539       26,019,030        81,402,093      244,234,395      203,679,869
$14.11 to $14.36 $12.01 to $12.23 $13.08 to $13.31 $10.30 to $10.43  $10.56 to $10.69 $10.86 to $10.99 $11.29 to $11.43
     $72,233,498      $39,253,598      $96,096,991     $270,290,202      $866,351,374   $2,673,665,820   $2,317,496,022
           0.00%            0.00%            0.76%            1.17%             1.28%            1.27%            1.16%
   2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%
10.66% to 11.83%   8.78% to 9.92%  9.93% to 11.09%   2.06% to 3.13%    3.36% to 4.45%   4.64% to 5.74%   6.60% to 7.72%
       6,453,896        5,202,742        6,316,125       10,259,110        36,400,671      114,542,772       91,629,337
$12.75 to $12.84 $11.04 to $11.12 $11.90 to $11.98 $10.10 to $10.11  $10.22 to $10.23 $10.38 to $10.40 $10.59 to $10.61
     $82,681,769      $57,720,296      $75,475,209     $103,691,358      $372,285,715   $1,190,221,359     $971,459,771
           3.24%            0.00%            0.97%            1.71%             1.34%            0.99%            0.62%
   2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%
27.55% to 28.44% 10.47% to 11.24% 18.98% to 19.81%   1.71% to 1.59%    2.08% to 2.20%   2.79% to 2.91%   3.45% to 3.56%
              --               --               --               --                --               --               --
             $--              $--              $--              $--               $--              $--              $--
             $--              $--              $--              $--               $--              $--              $--
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --
             $--              $--              $--              $--               $--              $--              $--
             $--              $--              $--              $--               $--              $--              $--
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.   UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                     METLIFE AGGRESSIVE   VAN KAMPEN        LEGG MASON    MET/PUTNAM CAPITAL
                                                          STRATEGY         COMSTOCK        VALUE EQUITY     OPPORTUNITIES
                                                        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                     ------------------ ---------------- ---------------- ------------------
2006
Units...............................................        49,085,211         4,218,383        3,602,950            19,711
Unit Fair Value, Lowest to Highest (1)..............  $12.78 to $13.07  $11.80 to $12.01 $11.05 to $11.18  $16.42 to $20.02
Net Assets..........................................      $636,476,170       $50,349,650      $40,088,253          $365,485
Investment Income Ratio to Net Assets (2)...........             0.01%             0.00%            0.00%             0.00%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................     2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%     2.25% , 1.40%
Total Return, Lowest to Highest (4).................  11.02% to 12.18%  13.36% to 14.56%   4.11% to 5.21%  12.08% to 13.03%
2005
Units...............................................        42,330,798         1,605,458          125,789                --
Unit Fair Value, Lowest to Highest (1)..............  $11.51 to $11.65  $10.41 to $10.48 $10.61 to $10.63  $14.65 to $17.71
Net Assets..........................................      $491,059,239       $16,786,051       $1,335,710               $--
Investment Income Ratio to Net Assets (2)...........             0.93%             1.82%            0.00%             0.00%
Expenses as a Percent of Average Net Assets (3).....     2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%     2.25% , 1.40%
Total Return, Lowest to Highest (4).................    7.82% to 8.96%    4.11% to 4.84%   6.10% to 6.28%    4.39% to 4.54%
2004
Units...............................................        20,464,973                --               --                --
Unit Fair Value, Lowest to Highest (1)..............  $10.68 to $10.69               $--              $--               $--
Net Assets..........................................      $218,707,527               $--              $--               $--
Investment Income Ratio to Net Assets (2)...........             0.22%                --               --                --
Expenses as a Percent of Average Net Assets (3).....     2.35% , 1.30%                --               --                --
Total Return, Lowest to Highest (4).................    3.67% to 3.79%                --               --                --
2003
Units...............................................                --                --               --                --
Unit Fair Value, Lowest to Highest (1)..............               $--               $--              $--               $--
Net Assets..........................................               $--               $--              $--               $--
Investment Income Ratio to Net Assets (2)...........                --                --               --                --
Expenses as a Percent of Average Net Assets (3).....                --                --               --                --
Total Return, Lowest to Highest (4).................                --                --               --                --
2002
Units...............................................                --                --               --                --
Unit Fair Value, Lowest to Highest (1)..............               $--               $--              $--               $--
Net Assets..........................................               $--               $--              $--               $--
Investment Income Ratio to Net Assets (2)...........                --                --               --                --
Expenses as a Percent of Average Net Assets (3).....                --                --               --                --
Total Return, Lowest to Highest (4).................                --                --               --                --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

 MFS EMERGING     LOOMIS SAYLES   MET/AIM CAPITAL         JANUS                              DREMAN
MARKETS EQUITY   GLOBAL MARKETS    APPRECIATION    CAPITAL APPRECIATION    MFS VALUE     SMALL CAP VALUE   PIONEER FUND
SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)    SUB-ACCOUNT (B)    SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)
---------------- ---------------- ---------------- -------------------- ---------------- ---------------- ----------------
         901,069          754,781           78,887             12,842            386,214          386,322          202,477
$10.41 to $10.49 $10.27 to $10.35 $13.35 to $14.77  $97.82 to $120.96   $15.02 to $16.20 $13.57 to $13.78 $17.53 to $19.69
      $9,424,659       $7,786,909       $1,133,847         $1,410,409         $6,091,254       $5,287,629       $3,839,197
           1.65%            1.55%            0.04%              0.00%              2.11%            0.53%            0.00%

   2.35% , 1.30%    2.35% , 1.30%    2.30% , 1.40%      2.30% , 1.40%      2.30% , 1.40%    2.30% , 1.40%    2.30% , 1.40%
  4.12% to 4.86%   2.74% to 3.46%   4.46% to 5.40%     0.74% to 1.65%   18.58% to 19.65% 21.42% to 22.51% 13.30% to 14.32%
              --               --               --                 --                 --               --               --
             $--              $--              $--                $--                $--              $--              $--
             $--              $--              $--                $--                $--              $--              $--
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
             $--              $--              $--                $--                $--              $--              $--
             $--              $--              $--                $--                $--              $--              $--
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
             $--              $--              $--                $--                $--              $--              $--
             $--              $--              $--                $--                $--              $--              $--
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
             $--              $--              $--                $--                $--              $--              $--
             $--              $--              $--                $--                $--              $--              $--
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                         PIONEER          PIONEER         BLACKROCK
                                                         MID-CAP         STRATEGIC        LARGE-CAP        BLACKROCK
                                                          VALUE           INCOME            CORE          HIGH YIELD
                                                     SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)
                                                     ---------------- ---------------- ---------------- ----------------
2006
Units...............................................          325,656        2,004,763          176,805          198,218
Unit Fair Value, Lowest to Highest (1).............. $11.89 to $12.07 $17.28 to $19.22 $10.53 to $11.40 $15.62 to $16.62
Net Assets..........................................       $3,904,591      $37,439,194       $1,947,743       $3,246,398
Investment Income Ratio to Net Assets (2)...........            0.31%            8.40%            0.00%            0.00%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................    2.30% , 1.40%    2.25% , 1.40%    2.30% , 1.40%    2.30% , 1.70%
Total Return, Lowest to Highest (4)................. 10.01% to 11.00%   3.95% to 4.83% 11.66% to 12.66%   7.32% to 7.97%
2005
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2004
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2003
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2002
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

    AIM V.I.        AIM V.I. CORE   AIM V.I. CAPITAL  AIM V.I. INTERNATIONAL
 PREMIER EQUITY        EQUITY         APPRECIATION            GROWTH         AIM V.I. BASIC BALANCED    MFS RESEARCH
 SUB-ACCOUNT (A)   SUB-ACCOUNT (B)    SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
------------------ --------------- ------------------ ---------------------- ----------------------- ------------------
                --      265,665               125,055              119,102                183,755                54,023
               $--        $4.43                 $5.06                $7.56                  $5.32                 $5.12
               $--   $1,176,358              $632,398             $899,842               $977,412              $276,705
             1.02%        0.53%                 0.05%                0.95%                  1.83%                 0.51%

             1.40%        1.40%                 1.40%                1.40%                  1.40%                 1.40%
             5.09%       13.65%                 4.83%               26.46%                  9.02%                 8.95%
           317,256           --               146,864              140,508                210,112                71,636
    $3.90 to $3.90          $--        $4.82 to $4.82       $5.97 to $5.97         $4.88 to $4.88        $4.70 to $4.70
        $1,236,112          $--              $708,491             $839,474             $1,025,135              $336,793
             0.78%           --                 0.06%                0.66%                  1.37%                 0.48%
     1.40% , 1.40%           --         1.40% , 1.40%        1.40% , 1.40%          1.40% , 1.40%         1.40% , 1.40%
    4.19% to 4.19%           --        7.33% to 7.33%     16.29% to 16.29%         3.83% to 3.83%        6.31% to 6.31%
           372,968           --               160,011              149,241                248,074                78,859
    $3.74 to $3.74          $--        $4.49 to $4.49       $5.14 to $5.14         $4.70 to $4.70        $4.42 to $4.42
        $1,394,738          $--              $719,218             $766,725             $1,165,729              $348,759
             0.44%           --                 0.00%                0.64%                  1.39%                 1.14%
     1.40% , 1.40%           --         1.40% , 1.40%        1.40% , 1.40%          1.40% , 1.40%         1.40% , 1.40%
             4.30%           --                 5.14%               22.28%                  6.02%                14.24%
           427,127           --               187,203              157,713                264,594                97,097
    $3.59 to $3.59          $--        $4.28 to $4.28       $4.20 to $4.20         $4.43 to $4.43        $3.87 to $3.87
        $1,533,375          $--              $801,309             $663,479             $1,174,236              $376,389
             0.31%           --                 0.00%                0.55%                  1.95%                 0.67%
     1.40% , 1.40%           --         1.40% , 1.40%        1.40% , 1.40%          1.40% , 1.40%         1.40% , 1.40%
  23.34% to 23.34%           --      27.72% to 27.72%     27.27% to 27.27%       14.75% to 14.75%      22.97% to 22.97%
           467,409           --               213,116              168,594                298,328               114,262
    $2.91 to $2.91          $--        $3.35 to $3.35       $3.30 to $3.30         $3.86 to $3.86        $3.15 to $3.15
        $1,367,519          $--              $712,600             $553,402             $1,155,400              $360,384
             0.31%           --                 0.00%                0.55%                  2.34%                 0.28%
     1.40% , 1.40%           --         1.40% , 1.40%        1.40% , 1.40%          1.40% , 1.40%         1.40% , 1.40%
-31.23% to -31.23%           --    -25.41% to -25.41%   -16.85% to -16.85%     -18.25% to -18.25%    -25.59% to -25.59%

MFS INVESTORS TRUST
    SUB-ACCOUNT
-------------------
            33,624
             $5.08
          $170,831
             0.49%

             1.40%
            11.43%
            36,118
    $4.56 to $4.56
          $164,685
             0.56%
     1.40% , 1.40%
    5.83% to 5.83%
            39,372
    $4.31 to $4.31
          $169,641
             0.66%
     1.40% , 1.40%
             9.80%
            50,833
    $3.92 to $3.92
          $199,719
             0.67%
     1.40% , 1.40%
  20.45% to 20.45%
            54,292
    $3.26 to $3.26
          $177,169
             0.56%
     1.40% , 1.40%
-22.06% to -22.06%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:


                                                                           OPPENHEIMER MAIN                       OPPENHEIMER
                                                     MFS NEW DISCOVERY  STREET GROWTH & INCOME OPPENHEIMER BOND  STRATEGIC BOND
                                                        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------ ---------------------- ---------------- ----------------
2006
Units...............................................             28,494               59,121            47,067             6,741
Unit Fair Value, Lowest to Highest (1)..............              $7.24                $5.44             $6.89             $7.61
Net Assets..........................................           $206,180             $321,623          $324,377           $51,318
Investment Income Ratio to Net Assets (2)...........              0.00%                1.13%             5.59%             4.20%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................              1.40%                1.40%             1.40%             1.40%
Total Return, Lowest to Highest (4).................             11.65%               13.43%             3.82%             6.00%
2005
Units...............................................             32,199               61,558            56,108             6,741
Unit Fair Value, Lowest to Highest (1)..............     $6.48 to $6.48       $4.80 to $4.80    $6.64 to $6.64    $7.18 to $7.18
Net Assets..........................................           $208,682             $295,228          $372,459           $48,414
Investment Income Ratio to Net Assets (2)...........              0.00%                1.38%             5.19%             5.03%
Expenses as a Percent of Average Net Assets (3).....      1.40% , 1.40%        1.40% , 1.40%     1.40% , 1.40%     1.40% , 1.40%
Total Return, Lowest to Highest (4).................     3.79% to 3.79%       4.51% to 4.51%    1.16% to 1.16%    1.24% to 1.24%
2004
Units...............................................             37,742               68,507            61,376            15,760
Unit Fair Value, Lowest to Highest (1)..............     $6.24 to $6.24       $4.59 to $4.59    $6.56 to $6.56    $7.09 to $7.09
Net Assets..........................................           $235,687             $314,388          $402,738          $111,803
Investment Income Ratio to Net Assets (2)...........              0.00%                1.66%             4.89%             7.67%
Expenses as a Percent of Average Net Assets (3).....      1.40% , 1.40%        1.40% , 1.40%     1.40% , 1.40%     1.40% , 1.40%
Total Return, Lowest to Highest (4).................              5.03%                7.93%             4.02%             7.16%
2003
Units...............................................             58,708              398,851            70,248            38,061
Unit Fair Value, Lowest to Highest (1)..............     $5.95 to $5.95       $4.25 to $4.25    $6.31 to $6.31    $6.62 to $6.62
Net Assets..........................................           $349,469           $1,697,953          $443,706          $252,302
Investment Income Ratio to Net Assets (2)...........              0.00%                0.97%             5.47%             6.49%
Expenses as a Percent of Average Net Assets (3).....      1.40% , 1.40%        1.40% , 1.40%     1.40% , 1.40%     1.40% , 1.40%
Total Return, Lowest to Highest (4).................   31.86% to 31.86%     24.96% to 24.96%    5.29% to 5.29%  16.43% to 16.43%
2002
Units...............................................             75,459              436,506            70,085            43,633
Unit Fair Value, Lowest to Highest (1)..............     $4.51 to $4.51       $3.40 to $3.40    $5.99 to $5.99    $5.69 to $5.69
Net Assets..........................................           $340,852           $1,488,152          $421,817          $249,332
Investment Income Ratio to Net Assets (2)...........              0.00%                0.81%             7.68%             8.38%
Expenses as a Percent of Average Net Assets (3).....      1.40% , 1.40%        1.40% , 1.40%     1.40% , 1.40%     1.40% , 1.40%
Total Return, Lowest to Highest (4)................. -32.58% to -32.58%   -19.93% to -19.93%    7.56% to 7.56%    5.95% to 5.95%

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

 OPPENHEIMER MAIN
      STREET                         OPPENHEIMER CAPITAL      FIDELITY           FIDELITY           FIDELITY
 SMALL-CAP GROWTH  OPPENHEIMER MONEY    APPRECIATION            ASSET             GROWTH           CONTRAFUND
   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT     MANAGER SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------------ ----------------- ------------------- ------------------- ------------------ ------------------
            17,793           33,346                 --           13,137,764          16,167,140         17,625,464
            $10.53            $5.63                $--     $10.62 to $10.85    $13.24 to $13.40   $10.73 to $40.96
          $187,405         $187,777                $--         $140,644,002        $214,865,663       $338,418,167
             0.15%            4.54%                 --                2.76%               0.40%              1.29%

             1.40%            1.40%      1.90% , 1.50%        1.40% , 0.89%       1.40% , 0.89%      2.25% , 0.89%
            13.40%            3.26%     4.41% to 4.55%       5.83% to 6.37%      5.37% to 5.91%    9.11% to 10.73%
            20,466           35,829                 --           14,833,146          18,327,783         18,309,411
    $9.29 to $9.29   $5.45 to $5.45   $66.58 to $72.34     $10.10 to $10.20    $12.57 to $12.65    $33.90 to $9.69
          $190,080         $195,378                $--         $149,964,735        $231,030,576       $316,067,973
             0.00%            2.77%                 --                2.76%               0.51%              0.29%
     1.40% , 1.40%    1.40% , 1.40%      1.90% , 1.50%        1.40% , 0.89%       1.40% , 0.89%      2.25% , 0.89%
    8.40% to 8.40%   1.44% to 1.44%     3.85% to 3.92%       2.60% to 3.12%      4.33% to 4.86%    4.82% to 15.90%
            22,744           55,454                 --           16,742,417          20,811,605         18,632,563
    $8.57 to $8.57   $5.38 to $5.38                $--       $9.84 to $9.89    $12.05 to $12.06    $14.91 to $8.36
          $194,871         $297,947                $--         $165,013,843        $251,467,598       $278,932,413
             0.00%            0.82%                 --                2.75%               0.27%              0.33%
     1.40% , 1.40%    1.40% , 1.40%                 --        1.40% , 0.89%       1.40% , 0.89%      1.40% , 0.89%
            17.76%           -0.42%                 --       4.00% to 4.53%      1.94% to 2.46%   13.87% to 14.45%
            25,050          100,223                 --           18,335,507          22,744,437         19,001,001
    $7.28 to $7.28   $5.40 to $5.40                $--       $9.46 to $9.46    $11.82 to $11.77    $13.09 to $7.31
          $182,493         $541,687                $--         $173,444,974        $269,906,711       $249,830,386
             0.00%            0.95%                 --                3.56%               0.27%              0.46%
     1.40% , 1.40%    1.40% , 1.40%                 --        1.40% , 0.89%       1.40% , 0.89%      1.40% , 0.89%
  42.36% to 42.36% -0.61% to -0.61%                 --     16.34% to 16.93%    31.00% to 31.67%   26.68% to 27.33%
            24,139          167,544                 --           20,018,998          24,650,187         19,592,405
    $5.11 to $5.11   $5.43 to $5.43                $--       $8.16 to $8.07      $9.05 to $8.94    $10.37 to $5.74
          $123,921         $912,427                $--         $163,171,554        $222,950,527       $201,439,682
             0.00%            1.47%                 --                4.00%               0.25%              0.82%
     1.40% , 1.40%    1.40% , 1.40%                 --        1.40% , 0.89%       1.40% , 0.89%      1.40% , 0.89%
-16.92% to -16.92%   5.00% to 5.00%                 --    -9.54% to -10.00%  -30.73% to -31.08% -10.15% to -10.61%

    FIDELITY
    OVERSEAS
   SUB-ACCOUNT
------------------
           951,985
  $10.93 to $12.59
       $11,259,345
             0.91%

     1.40% , 1.15%
  16.44% to 16.73%
         1,115,424
   $10.71 to $9.36
       $11,307,291
             0.67%
     1.40% , 1.15%
  17.40% to 17.69%
         1,305,755
    $9.12 to $7.95
       $11,248,151
             1.22%
     1.40% , 1.15%
  12.05% to 12.33%
         1,619,585
    $8.14 to $7.08
       $12,345,462
             0.87%
     1.40% , 1.15%
  41.38% to 41.73%
         1,914,131
    $5.78 to $5.00
       $10,354,723
             0.84%
     1.40% , 1.15%
-21.19% to -21.39%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                                                               FIDELITY MONEY
                                                     FIDELITY EQUITY-INCOME FIDELITY INDEX 500     MARKET      FIDELITY MID-CAP
                                                          SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (B)
                                                     ---------------------- ------------------ --------------- ----------------
2006
Units...............................................            1,227,074            8,294,641       4,981,073          398,050
Unit Fair Value, Lowest to Highest (1)..............               $14.51     $16.29 to $16.69  $7.08 to $7.54 $34.80 to $35.93
Net Assets..........................................          $17,809,782         $135,796,690     $35,607,299      $14,145,793
Investment Income Ratio to Net Assets (2)...........                3.26%                1.77%           4.77%            0.00%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................                1.40%        1.40% , 0.89%   1.40% , 0.89%    1.90% , 1.50%
Total Return, Lowest to Highest (4).................               18.53%     14.12% to 14.71%  3.43% to 3.96% 10.29% to 10.73%
2005
Units...............................................            1,681,844            9,738,122       4,560,029               --
Unit Fair Value, Lowest to Highest (1)..............     $12.25 to $12.25     $14.28 to $14.55  $6.85 to $7.25 $31.55 to $32.45
Net Assets..........................................          $20,594,607         $139,624,446     $31,496,514              $--
Investment Income Ratio to Net Assets (2)...........                1.71%                1.84%           3.00%            0.00%
Expenses as a Percent of Average Net Assets (3).....        1.40% , 1.40%        1.40% , 0.89%   1.40% , 0.89%    1.90% , 1.50%
Total Return, Lowest to Highest (4).................       4.40% to 4.40%       3.37% to 3.90%  1.61% to 2.12%   6.98% to 7.04%
2004
Units...............................................            2,015,346           11,319,391       4,311,139               --
Unit Fair Value, Lowest to Highest (1)..............     $11.73 to $11.73     $13.81 to $14.01  $6.74 to $7.10              $--
Net Assets..........................................          $23,638,817         $157,054,492     $29,307,345              $--
Investment Income Ratio to Net Assets (2)...........                1.61%                1.34%           1.21%               --
Expenses as a Percent of Average Net Assets (3).....        1.40% , 1.40%        1.40% , 0.89%   1.40% , 0.89%               --
Total Return, Lowest to Highest (4).................                9.98%       9.07% to 9.63% -0.21% to 0.30%               --
2003
Units...............................................            2,369,870           12,981,916       3,919,391               --
Unit Fair Value, Lowest to Highest (1)..............     $10.67 to $10.67     $12.66 to $12.78  $6.76 to $7.08              $--
Net Assets..........................................          $25,308,360         $165,091,158     $26,629,538              $--
Investment Income Ratio to Net Assets (2)...........                1.89%                1.67%           1.08%               --
Expenses as a Percent of Average Net Assets (3).....        1.40% , 1.40%        1.40% , 0.89%   1.40% , 0.89%               --
Total Return, Lowest to Highest (4).................     28.52% to 28.52%     26.63% to 27.27% -0.40% to 0.10%               --
2002
Units...............................................            2,727,566           20,168,826       4,525,655               --
Unit Fair Value, Lowest to Highest (1)..............       $8.30 to $8.30     $10.06 to $10.00  $7.07 to $6.78              $--
Net Assets..........................................          $22,666,519         $202,975,856     $30,993,059              $--
Investment Income Ratio to Net Assets (2)...........                1.84%                1.31%           1.70%               --
Expenses as a Percent of Average Net Assets (3).....        1.40% , 1.40%        1.40% , 0.89%   1.40% , 0.89%               --
Total Return, Lowest to Highest (4).................   -18.10% to -18.10%   -22.94% to -23.33%  0.79% to 0.28%               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                      FI MID-CAP
DWS INTERNATIONAL    OPPORTUNITIES     FI LARGE CAP    FI VALUE LEADERS RUSSELL 2000 INDEX FI INTERNATIONAL STOCK
   SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT (B)  SUB-ACCOUNT (B)     SUB-ACCOUNT          SUB-ACCOUNT
------------------ ------------------ ---------------- ---------------- ------------------ ----------------------
         3,170,743            566,610          134,065          126,575            490,302              262,656
  $11.07 to $11.12    $2.58 to $22.27 $16.16 to $17.74 $19.83 to $21.76    $7.17 to $19.71      $5.57 to $19.34
       $35,260,353        $ 5,260,407       $2,286,045       $2,662,087         $8,227,895           $3,232,921
             1.83%              0.01%            0.00%            0.00%              0.92%                0.70%

     1.40% , 1.35%      1.40% , 0.89%    2.30% , 1.40%    2.30% , 1.40%      1.40% , 0.89%        1.90% , 1.40%
  24.17% to 24.23%   10.30% to 10.87%   3.73% to 4.67%   7.04% to 8.00%   16.33% to 16.92%     14.05% to 14.87%
         3,098,930            579,118               --               --            508,847              140,779
    $8.91 to $8.95    $2.34 to $20.09              $--              $--    $6.17 to $16.85      $4.85 to $14.55
       $27,740,668        $ 4,104,050              $--              $--         $7,123,561             $683,055
             1.56%              0.00%               --               --              0.67%                0.67%
     1.40% , 1.35%      1.40% , 0.89%               --               --      1.40% , 0.89%        1.90% , 1.40%
  14.56% to 14.61%     5.43% to 6.13%               --               --     3.05% to 3.58%      8.23% to 16.37%
         3,067,352            614,837               --               --            476,600              120,078
    $7.78 to $7.81    $2.22 to $18.93              $--              $--    $5.98 to $16.27       $4.17 to $4.17
       $23,975,184        $ 3,336,741              $--              $--         $6,154,751             $500,667
             1.27%              0.76%               --               --              0.33%                1.24%
     1.40% , 1.35%      1.40% , 0.89%               --               --      1.40% , 0.89%        1.40% , 1.40%
  14.91% to 14.96%   15.56% to 17.19%               --               --   16.12% to 16.72%               16.55%
         3,132,281            472,999               --               --            229,747              102,075
    $6.77 to $6.79     $1.92 to $1.92              $--              $--    $5.15 to $13.94       $3.58 to $3.58
       $21,155,108          $ 909,749              $--              $--         $2,230,425             $365,662
             0.76%              0.00%               --               --              0.26%                0.63%
     1.40% , 1.35%      1.40% , 1.40%               --               --      1.40% , 0.89%        1.40% , 1.40%
  26.04% to 25.98%   32.71% to 32.71%               --               --   44.04% to 44.77%     26.26% to 26.26%
         2,973,433            486,103               --               --            105,781               97,675
    $5.39 to $5.38     $1.45 to $1.45              $--              $--     $3.58 to $3.58       $2.83 to $2.83
       $16,052,384          $ 701,423              $--              $--           $379,630             $277,575
             0.84%              0.00%               --               --              0.61%                0.88%
     1.40% , 1.35%      1.40% , 1.40%               --               --      1.40% , 1.40%        1.40% , 1.40%
-19.46% to -19.50% -29.98% to -29.98%               --               -- -21.57% to -21.57%   -18.64% to -18.64%

METLIFE STOCK INDEX
    SUB-ACCOUNT
-------------------
        19,358,596
  $12.71 to $49.42
      $313,093,531
             1.81%

     2.35% , 0.89%
  12.52% to 14.44%
        21,140,946
  $43.18 to $11.41
      $301,690,699
             1.44%
     2.35% , 0.89%
    1.96% to 3.71%
        20,771,866
  $11.19 to $41.64
      $289,969,197
             0.76%
     2.35% , 0.89%
    7.71% to 9.55%
        15,022,146
  $10.39 to $38.01
      $205,557,582
             1.65%
     2.35% , 0.89%
  20.39% to 27.07%
         5,021,812
    $8.30 to $8.20
       $41,488,456
             0.56%
     2.25% , 1.30%
-23.52% to -24.24%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:


                                                        BLACKROCK
                                                     LEGACY LARGE-CAP    BLACKROCK        BLACKROCK        BLACKROCK
                                                          GROWTH      STRATEGIC VALUE    BOND INCOME    LARGE-CAP VALUE
                                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                     ---------------- ---------------- ---------------- ----------------
2006
Units...............................................           19,004          613,247          261,942          154,904
Unit Fair Value, Lowest to Highest (1).............. $28.33 to $29.96 $21.69 to $22.35 $38.47 to $55.36 $14.62 to $14.94
Net Assets..........................................         $538,656      $13,305,490      $11,911,372       $2,265,770
Investment Income Ratio to Net Assets (2)...........            0.12%            0.31%            2.91%            1.04%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................    1.35% , 0.89%    1.35% , 0.89%    2.30% , 0.89%    1.35% , 0.89%
Total Return, Lowest to Highest (4).................   2.74% to 3.21% 15.17% to 15.70%   1.90% to 3.49% 17.73% to 18.27%
2005
Units...............................................           16,067          598,942           69,533           77,212
Unit Fair Value, Lowest to Highest (1).............. $27.57 to $29.03 $18.84 to $19.32 $47.73 to $53.56 $12.42 to $12.63
Net Assets..........................................         $443,189      $11,283,336       $3,363,782         $959,195
Investment Income Ratio to Net Assets (2)...........            0.38%            0.00%            3.39%            0.83%
Expenses as a Percent of Average Net Assets (3).....    1.35% , 0.89%    1.35% , 0.89%    1.40% , 0.89%    1.35% , 0.89%
Total Return, Lowest to Highest (4).................   5.57% to 6.06%   2.76% to 3.23%   0.99% to 1.51%   4.57% to 5.05%
2004
Units...............................................           11,623          500,254           41,397           51,124
Unit Fair Value, Lowest to Highest (1).............. $26.12 to $27.37 $18.33 to $18.71 $47.26 to $52.70 $11.88 to $12.03
Net Assets..........................................         $303,907       $9,178,131       $1,980,546         $607,734
Investment Income Ratio to Net Assets (2)...........            0.00%            0.00%            3.19%            0.00%
Expenses as a Percent of Average Net Assets (3).....    1.35% , 0.89%    1.35% , 0.89%    1.40% , 0.89%    1.35% , 0.89%
Total Return, Lowest to Highest (4).................   7.35% to 7.85% 13.79% to 14.32%   2.98% to 3.50% 11.88% to 12.40%
2003
Units...............................................            8,406          170,814           14,179           19,981
Unit Fair Value, Lowest to Highest (1).............. $24.33 to $24.55 $16.11 to $16.37 $46.37 to $50.92 $10.62 to $10.64
Net Assets..........................................         $204,813       $2,754,861         $658,735         $212,385
Investment Income Ratio to Net Assets (2)...........            0.00%            0.00%            0.00%            1.28%
Expenses as a Percent of Average Net Assets (3).....    1.35% , 1.25%    1.35% , 0.89%    1.35% , 0.89%    1.35% , 1.25%
Total Return, Lowest to Highest (4)................. 33.34% to 33.47% 48.13% to 48.81%   4.43% to 4.92% 33.86% to 33.99%
2002
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

LEHMAN BROTHERS
   AGGREGATE     HARRIS OAKMARK LARGE MORGAN STANLEY EAFE       MFS                                DAVIS VENTURE
  BOND INDEX          CAP VALUE              INDEX          TOTAL RETURN   METLIFE MID-CAP STOCK       VALUE
  SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT      INDEX SUB-ACCOUNT      SUB-ACCOUNT
---------------- -------------------- ------------------- ---------------- --------------------- ------------------
         340,120            420,888             910,003            647,027            751,885            43,433,483
$13.55 to $14.07   $15.10 to $15.68    $15.83 to $16.43   $38.20 to $52.44   $15.93 to $16.42      $13.94 to $41.19
      $4,610,137         $6,357,636         $14,411,542        $29,037,432        $11,992,134          $632,598,729
           4.38%              0.75%               1.63%              1.84%              1.17%                 0.71%

   1.35% , 0.89%      1.35% , 0.89%       1.35% , 0.89%      2.30% , 0.89%      1.35% , 0.89%         2.35% , 0.89%
  2.73% to 3.20%   16.53% to 17.07%    24.04% to 24.61%    9.43% to 11.22%     8.62% to 9.12%      11.76% to 13.57%
         300,648            423,013             636,754            183,329            538,128            44,607,893
$13.19 to $13.63   $12.96 to $13.39    $12.76 to $13.19   $42.86 to $47.15   $14.67 to $15.04      $36.27 to $12.62
      $3,972,358         $5,483,921          $8,127,890         $7,938,057         $7,899,398          $574,773,194
           3.46%              0.68%               1.48%              1.60%              0.64%                 0.51%
   1.35% , 0.89%      1.35% , 0.89%       1.35% , 0.89%      1.40% , 0.89%      1.35% , 0.89%         2.35% , 0.89%
  0.70% to 1.16%   -2.70% to -2.25%    11.73% to 12.24%     1.69% to 2.21%   10.77% to 11.28%        7.59% to 9.32%
         175,612            333,624             350,801             97,363            364,852            54,052,906
$13.10 to $13.48   $13.32 to $13.70    $11.42 to $11.75   $42.15 to $46.13   $13.24 to $13.52      $11.73 to $33.18
      $2,302,498         $4,447,364          $4,010,502         $4,141,052         $4,837,054          $639,730,420
           2.68%              0.45%               0.56%              2.14%              0.39%                 0.45%
   1.35% , 0.89%      1.35% , 0.89%       1.35% , 0.89%      1.40% , 0.89%      1.35% , 0.89%         2.35% , 0.89%
  2.80% to 3.17%   10.03% to 10.43%    18.04% to 18.58%    9.70% to 10.27%   14.49% to 15.02%       9.53% to 11.37%
          55,030            144,358             110,435             19,756            128,276            39,457,451
$12.76 to $12.82   $12.12 to $12.18      $9.67 to $9.91   $38.75 to $41.84   $11.57 to $11.75      $10.71 to $29.79
        $702,781         $1,751,217          $1,069,948           $766,951         $1,485,897          $422,760,202
           0.00%              0.00%               0.00%              0.00%              0.00%                 0.54%
   1.35% , 1.25%      1.35% , 1.25%       1.35% , 0.89%      1.35% , 0.89%      1.35% , 0.89%         2.35% , 0.89%
  2.24% to 2.35%   23.81% to 23.94%    35.79% to 36.42%   15.43% to 15.97%   33.16% to 33.77%      25.13% to 29.71%
              --                 --                  --                 --                 --            15,486,565
             $--                $--                 $--                $--                $--        $8.37 to $8.26
             $--                $--                 $--                $--                $--          $128,917,240
              --                 --                  --                 --                 --                 0.65%
              --                 --                  --                 --                 --         2.25% , 1.30%
              --                 --                  --                 --                 --    -17.63% to -18.41%

  HARRIS OAKMARK
  FOCUSED VALUE
   SUB-ACCOUNT
------------------
        21,686,262
  $17.28 to $43.74
      $402,048,625
             0.11%

     2.35% , 0.89%
   9.58% to 11.46%
        23,942,954
  $39.25 to $15.94
      $399,066,263
             0.00%
     2.35% , 0.89%
    7.17% to 9.01%
        27,909,852
  $14.88 to $36.00
      $424,832,489
             0.00%
     2.35% , 0.89%
    7.10% to 8.96%
        29,640,348
  $13.89 to $33.04
      $413,588,774
             0.09%
     2.35% , 0.89%
  26.99% to 31.48%
        10,685,241
  $10.73 to $10.59
      $114,003,747
             0.12%
     2.25% , 1.30%
-11.09% to -10.33%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                                                             WESTERN ASSET
                                                                                            T. ROWE PRICE   MANAGEMENT U. S.
                                                      JENNISON GROWTH    BLACKROCK MONEY   SMALL-CAP GROWTH    GOVERNMENT
                                                        SUB-ACCOUNT     MARKET SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------ ------------------ ---------------- ----------------
2006
Units...............................................         15,655,366        18,324,659            73,595        1,527,142
Unit Fair Value, Lowest to Highest (1)..............    $2.45 to $11.92   $9.91 to $24.22  $15.00 to $16.94 $14.41 to $16.38
Net Assets..........................................       $182,151,002      $187,577,920        $1,115,539     $ 24,039,423
Investment Income Ratio to Net Assets (2)...........              0.00%             4.50%             0.00%            1.66%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................      2.35% , 1.30%     2.35% , 1.30%     1.40% , 0.89%    2.35% , 1.30%
Total Return, Lowest to Highest (4).................     0.15% to 1.20%    2.13% to 3.20%    2.46% to 2.98%   1.51% to 2.58%
2005
Units...............................................         15,959,598        12,431,418            63,311          391,235
Unit Fair Value, Lowest to Highest (1)..............    $2.42 to $11.44   $23.43 to $9.82  $14.64 to $16.45 $14.20 to $15.96
Net Assets..........................................       $184,124,042      $123,785,657          $932,545      $ 6,040,783
Investment Income Ratio to Net Assets (2)...........              0.00%             2.01%             0.00%            0.00%
Expenses as a Percent of Average Net Assets, (3)....      2.35% , 1.40%     2.35% , 1.30%     1.40% , 0.89%    2.35% , 1.30%
Total Return, Lowest to Highest (4).................   10.91% to 20.37%    0.42% to 1.47%   9.47% to 10.19% -0.73% to -0.04%
2004
Units...............................................         22,012,332             1,856            31,008               --
Unit Fair Value, Lowest to Highest (1)..............   $10.31 to $10.51  $23.09 to $23.09  $13.38 to $14.93              $--
Net Assets..........................................       $229,058,863           $42,787          $418,893              $--
Investment Income Ratio to Net Assets (2)...........              0.01%             0.70%             0.00%               --
Expenses as a Percent of Average Net Assets, (3)....      2.35% , 1.30%     1.40% , 1.40%     1.40% , 0.89%               --
Total Return, Lowest to Highest (4).................     6.40% to 7.53%            -0.42%   9.54% to 11.08%               --
2003
Units...............................................         18,943,891                --                --               --
Unit Fair Value, Lowest to Highest (1)..............     $9.69 to $9.77               $--               $--              $--
Net Assets..........................................       $184,022,742               $--               $--              $--
Investment Income Ratio to Net Assets (2)...........              0.14%                --                --               --
Expenses as a Percent of Average Net Assets, (3)....      2.35% , 1.30%                --                --               --
Total Return, Lowest to Highest (4).................   20.13% to 28.02%                --                --               --
2002
Units...............................................          5,519,181                --                --               --
Unit Fair Value, Lowest to Highest (1)..............     $7.63 to $7.58               $--               $--              $--
Net Assets..........................................        $42,049,361               $--               $--              $--
Investment Income Ratio to Net Assets (2)...........              0.00%                --                --               --
Expenses as a Percent of Average Net Assets, (3)....      2.25% , 1.30%                --                --               --
Total Return, Lowest to Highest (4)................. -23.67% to -24.15%                --                --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                          METLIFE            METLIFE                        METLIFE MODERATE TO
OPPENHEIMER GLOBAL METLIFE AGGRESSIVE  CONSERVATIVE      CONSERVATIVE TO   METLIFE MODERATE     AGGRESSIVE
      EQUITY           ALLOCATION       ALLOCATION     MODERATE ALLOCATION    ALLOCATION        ALLOCATION
   SUB-ACCOUNT      SUB-ACCOUNT (B)   SUB-ACCOUNT (B)    SUB-ACCOUNT (B)   SUB-ACCOUNT (B)    SUB-ACCOUNT (B)
------------------ ------------------ ---------------- ------------------- ---------------- -------------------
          195,337            101,305           194,471           273,176          1,554,946         1,876,875
 $18.38 to $19.12   $12.39 to $12.57  $10.65 to $10.81  $11.10 to $11.26   $11.58 to $11.75  $11.84 to $12.01
       $3,691,502         $1,267,689        $2,088,145        $3,060,196        $18,172,533       $22,426,140
            0.20%              0.00%             0.00%             0.00%              0.00%             0.00%

    1.90% , 1.50%      2.25% , 1.40%     2.25% , 1.40%     2.25% , 1.40%      2.25% , 1.40%     2.25% , 1.40%
 14.17% to 14.62%   11.82% to 12.78%    3.88% to 4.76%    6.08% to 6.98%     8.31% to 9.23%   9.59% to 10.53%
               --                 --                --                --                 --                --
 $16.10 to $16.68                $--               $--               $--                $--               $--
              $--                $--               $--               $--                $--               $--
            0.00%                 --                --                --                 --                --
    1.90% , 1.50%                 --                --                --                 --                --
   6.63% to 6.70%                 --                --                --                 --                --
               --                 --                --                --                 --                --
              $--                $--               $--               $--                $--               $--
              $--                $--               $--               $--                $--               $--
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
              $--                $--               $--               $--                $--               $--
              $--                $--               $--               $--                $--               $--
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
              $--                $--               $--               $--                $--               $--
              $--                $--               $--               $--                $--               $--
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --

VAN KAMPEN STRATEGIC
       GROWTH
    SUB-ACCOUNT
--------------------
          1,033,865
     $4.59 to $4.87
         $4,964,651
              0.00%

      2.30% , 1.40%
     0.30% to 1.43%
             88,859
     $4.53 to $4.61
           $402,324
              0.27%
      2.30% , 1.40%
     4.67% to 6.44%
            108,230
     $4.25 to $4.25
           $460,401
              0.00%
      1.40% , 1.40%
              5.54%
            131,352
     $4.03 to $4.03
           $530,047
              0.00%
      1.40% , 1.40%
   25.58% to 25.58%
            142,960
     $3.21 to $3.21
           $461,367
              0.37%
      1.40% , 1.40%
 -33.43% to -33.43%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                           VAN KAMPEN GROWTH &   VAN KAMPEN
                                                     VAN KAMPEN ENTERPRISE       INCOME           COMSTOCK
                                                          SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------------- ------------------- ----------------
2006
Units...............................................              39,881            1,465,291         2,167,418
Unit Fair Value, Lowest to Highest (1)..............               $3.91      $7.17 to $14.19  $15.09 to $15.48
Net Assets..........................................            $155,927          $20,351,040       $33,275,164
Investment Income Ratio to Net Assets (2)...........               0.42%                0.26%             0.01%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................               1.40%        1.90% , 1.40%     1.90% , 1.50%
Total Return, Lowest to Highest (4).................               5.59%     13.80% to 14.62%  13.87% to 14.32%
2005
Units...............................................              43,297               43,633                --
Unit Fair Value, Lowest to Highest (1)..............      $3.70 to $3.70      $6.26 to $12.16  $13.26 to $13.54
Net Assets..........................................            $160,313             $272,973               $--
Investment Income Ratio to Net Assets (2)...........               0.71%                1.17%             0.00%
Expenses as a Percent of Average Net Assets, (3)....       1.40% , 1.40%        1.90% , 1.40%     1.90% , 1.50%
Total Return, Lowest to Highest (4).................      6.65% to 6.65%       2.34% to 8.46%    4.60% to 4.67%
2004
Units...............................................              46,381               54,075                --
Unit Fair Value, Lowest to Highest (1)..............      $3.47 to $3.47       $5.77 to $5.77               $--
Net Assets..........................................            $161,022             $311,904               $--
Investment Income Ratio to Net Assets (2)...........               0.40%                1.01%                --
Expenses as a Percent of Average Net Assets, (3)....       1.40% , 1.40%        1.40% , 1.40%                --
Total Return, Lowest to Highest (4).................               2.60%               12.78%                --
2003
Units...............................................              50,200               61,622                --
Unit Fair Value, Lowest to Highest (1)..............      $3.38 to $3.38       $5.11 to $5.11               $--
Net Assets..........................................            $170,007             $315,500               $--
Investment Income Ratio to Net Assets (2)...........               0.52%                0.87%                --
Expenses as a Percent of Average Net Assets, (3)....       1.40% , 1.40%        1.40% , 1.40%                --
Total Return, Lowest to Highest (4).................    24.13% to 24.13%     26.26% to 26.26%                --
2002
Units...............................................              56,973               54,474                --
Unit Fair Value, Lowest to Highest (1)..............      $2.73 to $2.73       $4.05 to $4.05               $--
Net Assets..........................................            $153,913             $219,265               $--
Investment Income Ratio to Net Assets (2)...........               0.50%                0.00%                --
Expenses as a Percent of Average Net Assets, (3)....       1.40% , 1.40%        1.40% , 1.40%                --
Total Return, Lowest to Highest (4).................  -30.31% to -30.31%   -15.69% to -15.69%                --

                                                      FEDERATED EQUITY
                                                           INCOME
                                                        SUB-ACCOUNT
                                                     ------------------
2006
Units...............................................             17,127
Unit Fair Value, Lowest to Highest (1)..............              $5.66
Net Assets..........................................            $96,942
Investment Income Ratio to Net Assets (2)...........              2.18%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................              1.40%
Total Return, Lowest to Highest (4).................             21.43%
2005
Units...............................................             18,507
Unit Fair Value, Lowest to Highest (1)..............     $4.66 to $4.66
Net Assets..........................................            $86,264
Investment Income Ratio to Net Assets (2)...........              2.24%
Expenses as a Percent of Average Net Assets, (3)....      1.40% , 1.40%
Total Return, Lowest to Highest (4).................     1.90% to 1.90%
2004
Units...............................................             20,644
Unit Fair Value, Lowest to Highest (1)..............     $4.57 to $4.57
Net Assets..........................................            $94,430
Investment Income Ratio to Net Assets (2)...........              3.43%
Expenses as a Percent of Average Net Assets, (3)....      1.40% , 1.40%
Total Return, Lowest to Highest (4).................             11.27%
2003
Units...............................................             81,743
Unit Fair Value, Lowest to Highest (1)..............     $4.11 to $4.11
Net Assets..........................................           $336,474
Investment Income Ratio to Net Assets (2)...........              1.93%
Expenses as a Percent of Average Net Assets, (3)....      1.40% , 1.40%
Total Return, Lowest to Highest (4).................   25.51% to 25.51%
2002
Units...............................................             91,827
Unit Fair Value, Lowest to Highest (1)..............     $3.28 to $3.28
Net Assets..........................................           $301,493
Investment Income Ratio to Net Assets (2)...........              2.13%
Expenses as a Percent of Average Net Assets, (3)....      1.40% , 1.40%
Total Return, Lowest to Highest (4)................. -21.84% to -21.84%

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

 FEDERATED HIGH   FEDERATED GROWTH  NEUBERGER GENESIS    ALGER SMALL                            T. ROWE PRICE
  INCOME BOND        STRATEGIES           TRUST         CAPITALIZATION   T. ROWE PRICE GROWTH   INTERNATIONAL
  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------- ------------------ ----------------- ------------------ -------------------- ------------------
          20,273             32,906            1,051           7,749,990             128,359              96,658
           $6.55              $5.76           $12.53      $9.53 to $9.61              $81.07              $13.80
        $132,703           $189,442          $13,167         $74,178,889         $10,405,667          $1,334,230
           8.52%              0.00%            1.05%               0.00%               0.62%               1.20%

           1.40%              1.40%            0.89%       1.40% , 1.25%               0.89%               0.89%
           9.27%              6.73%            6.31%    18.35% to 18.53%              13.04%              18.21%
          22,143             35,001            1,183           8,307,133             142,212             102,719
  $5.99 to $5.99     $5.39 to $5.39 $11.79 to $11.79      $8.05 to $8.11    $71.72 to $71.72    $11.68 to $11.68
        $132,652           $188,801          $13,953         $67,142,470         $10,198,928          $1,199,507
           8.76%              0.00%            0.00%               0.00%               0.07%               1.45%
   1.40% , 1.40%      1.40% , 1.40%    0.89% , 0.89%       1.40% , 1.25%       0.89% , 0.89%       0.89% , 0.89%
  1.23% to 1.23%   11.14% to 11.14% 15.27% to 15.27%    15.26% to 15.43%      5.62% to 5.62%    15.24% to 15.24%
          31,469             38,902            1,371           9,017,916             162,635             107,931
  $5.92 to $5.92     $4.85 to $4.85 $10.23 to $10.23      $6.98 to $7.03    $67.90 to $67.90    $10.13 to $10.13
        $186,227           $188,806          $14,030         $63,245,357         $11,049,157          $1,094,227
           8.60%              0.00%            0.15%               0.00%               0.59%               1.20%
   1.40% , 1.40%      1.40% , 1.40%    0.89% , 0.89%       1.40% , 1.25%       1.25% , 0.89%       0.89% , 0.89%
           8.92%             13.82%           17.62%    14.95% to 15.12%               9.26%              12.88%
          48,364             47,399            2,060           9,758,550             171,175             117,827
  $5.43 to $5.43     $4.26 to $4.26   $8.70 to $8.70      $6.08 to $6.10    $62.15 to $62.15      $8.98 to $8.98
        $263,099           $202,365          $16,629         $59,524,857         $10,622,175          $1,054,871
           7.69%              0.00%            0.00%               0.00%               0.16%               0.74%
   1.40% , 1.40%      1.40% , 1.40%    0.89% , 0.89%       1.40% , 1.25%       0.89% , 0.89%       0.89% , 0.89%
20.52% to 20.52%   38.13% to 38.13% 30.49% to 30.49%    40.37% to 40.58%    30.06% to 30.06%    30.12% to 30.12%
          54,149             51,227          479,091           9,818,127             585,362             634,123
  $4.51 to $4.51     $3.09 to $3.09   $6.66 to $6.66      $4.34 to $4.33    $47.78 to $47.78      $6.90 to $6.90
        $245,014           $158,532       $3,204,587         $42,663,508         $28,134,373          $4,378,009
          10.55%              0.00%            0.00%               0.00%               0.18%               1.07%
   1.40% , 1.40%      1.40% , 1.40%    0.89% , 0.89%       1.40% , 1.25%       0.89% , 0.89%       0.89% , 0.89%
-0.02% to -0.02% -27.37% to -27.37% -3.85% to -3.85%  -27.21% to -27.25%  -23.68% to -23.68%  -18.91% to -18.91%

T. ROWE PRICE PRIME
      RESERVE
    SUB-ACCOUNT
-------------------
           87,463
           $17.37
       $1,519,155
            4.55%

            0.89%
            3.64%
           82,793
 $16.76 to $16.76
       $1,387,505
            2.70%
    0.89% , 0.89%
   1.81% to 1.81%
           69,819
 $16.46 to $16.46
       $1,149,982
            0.81%
    0.89% , 0.89%
           -0.10%
           87,209
 $16.48 to $16.48
       $1,437,342
            0.69%
    0.89% , 0.89%
 -0.30% to -0.30%
          111,278
 $16.52 to $16.52
       $1,841,186
            1.39%
    0.89% , 0.89%
   5.00% to 5.00%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                     JANUS ASPEN WORLDWIDE  AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS
                                                            GROWTH         GLOBAL SMALL CAP       GROWTH       GROWTH AND INCOME
                                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     --------------------- ---------------- ------------------ -----------------
2006
Units...............................................               1,276            666,735            729,519           687,630
Unit Fair Value, Lowest to Highest (1)..............               $7.73   $29.64 to $30.85 $129.74 to $179.18 $94.31 to $130.25
Net Assets..........................................              $9,873        $19,777,453       $111,503,370       $76,344,065
Investment Income Ratio to Net Assets (2)...........               1.77%              0.46%              1.17%             2.27%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................               0.89%       1.35%, 0.89%       2.30%, 0.89%      2.30%, 0.89%
Total Return, Lowest to Highest (4).................              17.16%   22.39% to 22.96%     7.72% to 9.24%  12.59% to 14.18%
2005
Units...............................................               1,375            470,780            208,063           199,680
Unit Fair Value, Lowest to Highest (1)..............      $6.60 to $6.60   $24.22 to $25.09 $120.44 to $164.02 $83.76 to $114.07
Net Assets..........................................              $9,075        $11,408,824        $30,740,407       $20,563,346
Investment Income Ratio to Net Assets (2)...........               1.36%              0.90%              0.78%             1.49%
Expenses as a Percent of Average Net Assets, (3)....       0.89% , 0.89%     1.35% to 0.89%     2.30% to 0.89%    2.30% to 0.89%
Total Return, Lowest to Highest (4).................      4.93% to 4.93%   23.68% to 24.24%    6.63% to 15.16%    4.51% to 4.90%
2004
Units...............................................               1,477            282,816            132,705           137,919
Unit Fair Value, Lowest to Highest (1)..............      $6.29 to $6.29   $19.58 to $20.19 $129.36 to $142.42 $98.77 to $108.74
Net Assets..........................................              $9,304         $5,545,295        $17,199,760       $13,647,442
Investment Income Ratio to Net Assets (2)...........               1.00%              0.00%              0.21%             1.15%
Expenses as a Percent of Average Net Assets, (3)....       0.89% , 0.89%     1.35% to 0.89%     1.35% to 0.89%    1.35% to 0.89%
Total Return, Lowest to Highest (4).................               3.85%   19.26% to 19.81%   10.98% to 11.50%    8.89% to 9.39%
2003
Units...............................................               1,585             77,922             59,754            53,632
Unit Fair Value, Lowest to Highest (1)..............      $6.06 to $6.06   $16.42 to $16.85 $116.56 to $127.74  $90.71 to $99.40
Net Assets..........................................              $6,753         $1,281,166         $6,979,020        $4,876,338
Investment Income Ratio to Net Assets (2)...........               0.01%              0.07%              0.16%             1.38%
Expenses as a Percent of Average Net Assets, (3)....       0.89% , 0.89%     1.35% to 0.89%     1.35% to 0.89%    1.35% to 0.89%
Total Return, Lowest to Highest (4).................    22.89% to 22.89%   51.47% to 52.17%   34.97% to 35.60%  30.65% to 31.25%
2002
Units...............................................           1,049,176                 --                 --                --
Unit Fair Value, Lowest to Highest (1)..............      $4.93 to $4.93                $--                $--               $--
Net Assets..........................................          $5,178,032                $--                $--               $--
Investment Income Ratio to Net Assets (2)...........               0.86%                 --                 --                --
Expenses as a Percent of Average Net Assets, (3)....       0.89% , 0.89%                 --                 --                --
Total Return, Lowest to Highest (4).................  -26.16% to -26.16%                 --                 --                --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                 ALLIANCEBERNSTEIN                                                          FRANKLIN
 AMERICAN FUNDS      LARGE-CAP         TEMPLETON      TEMPLETON FOREIGN TEMPLETON GROWTH  MUTUAL SHARES       FRANKLIN
 GLOBAL GROWTH        GROWTH       DEVELOPING MARKETS    SECURITIES        SECURITIES      SECURITIES     INCOME SECURITIES
  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
---------------- ----------------- ------------------ ----------------- ---------------- ---------------- -----------------
       1,374,016            19,969           764,911           946,611           784,417        1,273,727          664,025
$23.74 to $25.90  $31.84 to $33.74  $12.21 to $20.23  $13.88 to $32.88  $18.41 to $19.72 $22.56 to $23.49 $38.83 to $45.21
     $34,540,668          $665,657       $11,178,712       $24,137,809       $15,182,959      $29,530,718      $28,820,820
           0.78%             0.00%             1.22%             1.33%             0.76%            0.99%            2.35%

    2.30%, 1.40%      1.90%, 1.50%      2.30%, 1.40%      2.30%, 1.40%      1.90%, 1.50%     1.90%, 1.50%      2.25%, 1.4%
17.70% to 18.76% -2.54% to  -2.15%  25.19% to 26.31%  18.69% to 19.76%     19.52% to 20% 16.16% to 16.62% 15.62% to 16.60%
          22,386                --            21,537            33,847                --           11,181            4,136
$20.17 to $21.81  $32.67 to $34.49   $9.76 to $16.02  $25.00 to $11.86  $15.41 to $15.57 $18.72 to $20.33 $33.58 to $38.78
        $473,459               $--          $230,232          $813,751               $--         $217,513         $150,925
           0.00%             0.00%             0.00%             0.00%             0.00%            0.00%            0.00%
  2.30% to 1.40%    1.90% to 1.50%    2.30% to 1.40%    2.30% to 1.40%    1.90% to 1.50%     2.30%, 1.40%   2.25% to 1.40%
  7.09% to 7.25%    5.62% to 5.69%  10.70% to 10.86%    4.87% to 5.02%    4.78% to 4.84%   4.64% to 4.79%   0.82% to 0.96%
              --                --                --                --                --               --               --
             $--               $--               $--               $--               $--              $--              $--
             $--               $--               $--               $--               $--              $--              $--
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
             $--               $--               $--               $--               $--              $--              $--
             $--               $--               $--               $--               $--              $--              $--
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
             $--               $--               $--               $--               $--              $--              $--
             $--               $--               $--               $--               $--              $--              $--
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                       VAN KAMPEN       VAN KAMPEN         PIONEER          PUTNAM
                                                       UIF EQUITY        UIF U.S.            VCT              VT
                                                       AND INCOME       REAL ESTATE     MID-CAP VALUE   SMALL-CAP VALUE
                                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                     ---------------- ---------------- ---------------- ----------------
2006
Units...............................................        4,592,861          928,174          262,287          313,682
Unit Fair Value, Lowest to Highest (1).............. $14.74 to $14.96 $29.52 to $30.20 $30.41 to $31.88 $25.46 to $26.25
Net Assets..........................................      $68,376,576      $27,806,209       $8,219,057       $8,149,217
Investment Income Ratio to Net Assets (2)...........            0.79%            0.66%            0.00%            0.01%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................     1.90%, 1.50%     1.90%, 1.50%     1.90%, 1.50%     1.90%, 1.50%
Total Return, Lowest to Highest (4)................. 10.46% to 10.91% 35.46% to 36.00% 10.16% to 10.60% 15.09% to 15.55%
2005
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1).............. $13.34 to $13.49  $21.8 to $22.20 $27.60 to $28.83 $22.12 to $22.72
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........            0.00%            0.00%            0.00%            0.00%
Expenses as a Percent of Average Net Assets, (3)....   1.90% to 1.50%   1.90% to 1.50%   1.90% to 1.50%   1.90% to 1.50%
Total Return, Lowest to Highest (4).................   2.16% to 2.22%   7.52% to 7.59%   6.23% to 6.29%   3.95% to 4.02%
2004
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2003
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2002
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

     LMPV
    GLOBAL             LMPV            LMPV               LMPV              LMPV             LMPV              LMPV
HIGH YIELD BOND  SMALL-CAP GROWTH    INVESTORS     CAPITAL AND INCOME   EQUITY INDEX   FUNDAMENTAL VALUE   APPRECIATION
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (B)     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ------------------ ---------------- ----------------- ----------------
       1,039,676          325,638          130,370         3,099,287         1,440,692        1,257,495         1,236,956
$15.48 to $16.73 $12.81 to $13.36 $15.74 to $17.05  $11.58 to $11.66   $9.61 to $10.25 $31.66 to $35.61  $27.95 to $32.05
     $16,994,644       $4,282,564       $2,127,448       $36,059,191       $41,031,761      $43,419,332       $38,211,834
          15.93%            0.46%            2.98%             3.42%             3.98%            3.96%             2.66%

    2.30%, 1.40%     2.30%, 1.40%     2.30%, 1.40%      1.90%, 1.50%      2.90%, 1.40%     2.30%, 1.40%      2.30%, 1.40%
  8.13% to 9.11% 10.21% to 11.20% 15.58% to 16.62%    9.10% to 9.54%  12.51% to 13.52% 14.15% to 15.18%  12.19% to 13.21%
           3,458           15,787            6,750                --             2,224            1,160             1,722
$14.31 to $15.33 $11.63 to $12.01 $13.62 to $14.62  $10.61 to $10.64   $25.69 to $9.03 $27.73 to $30.92  $24.91 to $28.31
         $51,516         $187,061          $95,594               $--           $19,773          $34,376           $47,007
           6.03%            0.00%            1.12%             0.00%             1.22%            0.96%             0.48%
  2.30% to 1.40%   2.30% to 1.40%   2.30% to 1.40%    1.90% to 1.50%    2.90% to 1.40%   2.30% to 1.40%    2.30% to 1.40%
  1.28% to 1.42%   5.33% to 5.49%   3.58% to 3.73%    1.65% to 1.71%    3.64% to 3.83%   3.30% to 3.45%    2.32% to 2.47%
              --               --               --                --                --               --                --
             $--              $--              $--               $--               $--              $--               $--
             $--              $--              $--               $--               $--              $--               $--
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
             $--              $--              $--               $--               $--              $--               $--
             $--              $--              $--               $--               $--              $--               $--
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
             $--              $--              $--               $--               $--              $--               $--
             $--              $--              $--               $--               $--              $--               $--
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                          LMPV             LMPV             LMPV             LMPV
                                                       ADJUSTABLE       AGGRESSIVE        LARGE CAP        LARGE-CAP
                                                       RATE INCOME        GROWTH           GROWTH            VALUE
                                                       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (B)    SUB-ACCOUNT
                                                     ---------------- ---------------- ---------------- ----------------
2006
Units...............................................          216,326        5,468,811          433,171           47,187
Unit Fair Value, Lowest to Highest (1).............. $10.04 to $10.33 $13.12 to $13.68 $13.11 to $14.18 $23.80 to $25.02
Net Assets..........................................       $2,220,514      $73,942,504       $5,945,005       $1,166,335
Investment Income Ratio to Net Assets (2)...........           11.96%            0.00%            0.30%            2.30%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................     2.25%, 1.40%     2.30%, 1.40%     2.30%, 1.40%     1.90%, 1.50%
Total Return, Lowest to Highest (4).................   1.79% to 2.66%   6.32% to 7.28%   2.22% to 3.15% 16.05% to 16.52%
2005
Units...............................................              351           15,934           15,016               --
Unit Fair Value, Lowest to Highest (1)..............  $9.87 to $10.06 $12.34 to $12.75 $12.83 to $13.74 $20.51 to $21.48
Net Assets..........................................           $3,504         $200,186         $201,094              $--
Investment Income Ratio to Net Assets (2)...........            3.00%            0.00%            0.12%            0.00%
Expenses as a Percent of Average Net Assets, (3)....   2.25% to 1.40%   2.30% to 1.40%   2.30% to 1.40%   1.90% to 1.50%
Total Return, Lowest to Highest (4).................   0.29% to 0.42%   3.53% to 3.68%   4.17% to 4.33%   3.64% to 3.71%
2004
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2003
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2002
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                         LMPV                LMPV                LMPV                LMPV
                      LMPV        MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE
      LMPV           SOCIAL        BALANCED ALL CAP        LARGE-CAP            ALL CAP         GLOBAL ALL CAP
  MONEY MARKET   AWARENESS STOCK   GROWTH AND VALUE    GROWTH AND VALUE    GROWTH AND VALUE    GROWTH AND VALUE
  SUB-ACCOUNT    SUB-ACCOUNT (B)      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------- ---------------- ------------------- ------------------- ------------------- -------------------
       1,600,672           10,361           154,474              77,203             284,789             290,262
$11.93 to $13.35 $26.26 to $27.85  $14.18 to $14.70    $15.58 to $16.19    $16.19 to $16.82    $17.41 to $18.08
     $20,676,751         $281,509        $2,252,417          $1,228,885          $4,710,142          $5,189,364
           4.63%            1.25%             2.55%               1.69%               0.93%               1.84%

    2.30%, 1.40%     1.90%, 1.50%      2.25%, 1.40%        2.30%, 1.40%        2.30%, 1.40%        2.30%, 1.40%
  2.26% to 3.18%   5.67% to 6.09%   9.67% to 10.61%     9.73% to 10.72%    11.04% to 12.04%    12.59% to 13.60%
          15,276               --             2,660               2,136               9,633              10,041
$11.66 to $12.94 $24.85 to $26.25  $12.93 to $13.29    $14.20 to $14.62    $14.58 to $15.01    $15.46 to $15.92
        $190,202              $--           $35,068             $30,931            $142,551            $159,052
           0.15%            0.00%             0.84%               0.63%               0.35%               0.46%
  2.30% to 1.40%   1.90% to 1.50%    2.25% to 1.40%      2.30% to 1.40%      2.30% to 1.40%      2.30% to 1.40%
  0.25% to 0.40%   3.13% to 3.20%    2.63% to 2.77%      3.24% to 3.39%      3.40% to 3.55%      3.79% to 3.94%
              --               --                --                  --                  --                  --
             $--              $--               $--                 $--                 $--                 $--
             $--              $--               $--                 $--                 $--                 $--
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
             $--              $--               $--                 $--                 $--                 $--
             $--              $--               $--                 $--                 $--                 $--
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
             $--              $--               $--                 $--                 $--                 $--
             $--              $--               $--                 $--                 $--                 $--
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --

       LMPV
PREMIER SELECTIONS
  ALL CAP GROWTH
 SUB-ACCOUNT (B)
------------------
           16,983
 $12.15 to $12.51
         $211,218
            0.00%

     1.90%, 1.50%
   5.32% to 5.74%
               --
 $11.53 to $11.83
              $--
            0.00%
   1.90% to 1.50%
   4.26% to 4.33%
               --
              $--
              $--
               --
               --
               --
               --
              $--
              $--
               --
               --
               --
               --
              $--
              $--
               --
               --
               --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                       LMPV              LMPV               LMPV
                                                                 DIVIDEND STRATEGY GROWTH AND INCOME LIFESTYLE BALANCED
                                                                    SUB-ACCOUNT     SUB-ACCOUNT (B)   SUB-ACCOUNT (B)
                                                                 ----------------- ----------------- ------------------
2006
Units...........................................................          321,925           351,206            177,614
Unit Fair Value, Lowest to Highest (1)..........................   $9.04 to $9.59  $10.05 to $28.80   $13.97 to $15.88
Net Assets......................................................       $3,032,256        $3,608,020         $2,794,996
Investment Income Ratio to Net Assets (2).......................            5.84%             1.57%              5.99%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)     2.30%, 1.50%      2.90%, 1.50%       1.90%, 1.50%
Total Return, Lowest to Highest (4)............................. 15.26% to 16.18%  10.37% to 12.11%     6.19% to 6.61%
2005
Units...........................................................            3,967                --                 --
Unit Fair Value, Lowest to Highest (1)..........................   $7.85 to $8.25    $9.11 to $9.34   $14.37 to $14.89
Net Assets......................................................          $31,996               $--                $--
Investment Income Ratio to Net Assets (2).......................            1.35%             0.00%              0.00%
Expenses as a Percent of Average Net Assets, (3)................   2.30% to 1.50%    1.90% to 1.50%     1.90% to 1.50%
Total Return, Lowest to Highest (4).............................   1.96% to 2.09%    4.41% to 4.47%     2.97% to 3.03%
2004
Units...........................................................               --                --                 --
Unit Fair Value, Lowest to Highest (1)..........................              $--               $--                $--
Net Assets......................................................              $--               $--                $--
Investment Income Ratio to Net Assets (2).......................               --                --                 --
Expenses as a Percent of Average Net Assets, (3)................               --                --                 --
Total Return, Lowest to Highest (4).............................               --                --                 --
2003
Units...........................................................               --                --                 --
Unit Fair Value, Lowest to Highest (1)..........................              $--               $--                $--
Net Assets......................................................              $--               $--                $--
Investment Income Ratio to Net Assets (2).......................               --                --                 --
Expenses as a Percent of Average Net Assets, (3)................               --                --                 --
Total Return, Lowest to Highest (4).............................               --                --                 --
2002
Units...........................................................               --                --                 --
Unit Fair Value, Lowest to Highest (1)..........................              $--               $--                $--
Net Assets......................................................              $--               $--                $--
Investment Income Ratio to Net Assets (2).......................               --                --                 --
Expenses as a Percent of Average Net Assets, (3)................               --                --                 --
Total Return, Lowest to Highest (4).............................               --                --                 --

                                                                       LMPV
                                                                 LIFESTYLE GROWTH
                                                                 SUB-ACCOUNT (B)
                                                                 ----------------
2006
Units...........................................................           23,381
Unit Fair Value, Lowest to Highest (1).......................... $13.97 to $14.53
Net Assets......................................................         $336,900
Investment Income Ratio to Net Assets (2).......................            3.81%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)     1.90%, 1.50%
Total Return, Lowest to Highest (4).............................   6.81% to 7.24%
2005
Units...........................................................               --
Unit Fair Value, Lowest to Highest (1).......................... $13.08 to $13.55
Net Assets......................................................              $--
Investment Income Ratio to Net Assets (2).......................            0.00%
Expenses as a Percent of Average Net Assets, (3)................   1.90% to 1.50%
Total Return, Lowest to Highest (4).............................   3.86% to 3.93%
2004
Units...........................................................               --
Unit Fair Value, Lowest to Highest (1)..........................              $--
Net Assets......................................................              $--
Investment Income Ratio to Net Assets (2).......................               --
Expenses as a Percent of Average Net Assets, (3)................               --
Total Return, Lowest to Highest (4).............................               --
2003
Units...........................................................               --
Unit Fair Value, Lowest to Highest (1)..........................              $--
Net Assets......................................................              $--
Investment Income Ratio to Net Assets (2).......................               --
Expenses as a Percent of Average Net Assets, (3)................               --
Total Return, Lowest to Highest (4).............................               --
2002
Units...........................................................               --
Unit Fair Value, Lowest to Highest (1)..........................              $--
Net Assets......................................................              $--
Investment Income Ratio to Net Assets (2).......................               --
Expenses as a Percent of Average Net Assets, (3)................               --
Total Return, Lowest to Highest (4).............................               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

     LMPV                                                TST MANAGED      TST MANAGED                            TST MANAGED
   LIFESTYLE                                             ALLOCATION       ALLOCATION         TST MANAGED     ALLOCATION MODERATE-
  HIGH GROWTH    CAPITAL APPRECIATION  TST LARGE-CAP     AGGRESSIVE      CONSERVATIVE    ALLOCATION MODERATE      AGGRESSIVE
SUB-ACCOUNT (B)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
---------------- -------------------- ---------------- ---------------- ---------------- ------------------- --------------------
          21,392                 --                 --               --               --                --                   --
$14.59 to $15.18                $--                $--              $--              $--               $--                  $--
        $320,998                $--                $--              $--              $--               $--                  $--
           1.97%              0.00%              0.88%            7.59%            5.88%             4.69%                5.48%
    1.90%, 1.50%       2.30%, 1.40%       2.30%, 1.40%     2.25%, 1.40%     2.25%, 1.40%      2.25%, 1.40%         2.25%, 1.40%
  7.41% to 7.84%   -1.28% to -0.99%     2.82% to 3.12%   6.11% to 6.40%   0.15% to 0.43%    3.35% to 3.64%       4.09% to 4.37%
              --                239              6,503            4,493               --            98,524               51,045
$13.59 to $14.08  $97.10 to $119.00   $15.58 to $16.95 $11.08 to $11.14 $10.25 to $10.32  $10.69 to $10.75     $10.81 to $10.87
             $--            $25,911           $107,122          $49,907              $--        $1,057,221             $553,294
           0.00%              0.00%              0.00%            0.00%            0.00%             0.43%                0.22%
  1.90% to 1.50%     2.30% to 1.40%     2.30% to 1.40%   2.25% to 1.40%   2.25% to 1.40%    2.25% to 1.40%       2.25% to 1.40%
  3.84% to 3.90%     6.14% to 6.29%     5.41% to 5.56%   4.68% to 4.83%   1.96% to 2.10%    3.35% to 3.49%       3.77% to 3.91%
              --                 --                 --               --               --                --                   --
             $--                $--                $--              $--              $--               $--                  $--
             $--                $--                $--              $--              $--               $--                  $--
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
             $--                $--                $--              $--              $--               $--                  $--
             $--                $--                $--              $--              $--               $--                  $--
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
             $--                $--                $--              $--              $--               $--                  $--
             $--                $--                $--              $--              $--               $--                  $--
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                   TST MANAGED
                                                                   ALLOCATION
                                                                    MODERATE-                    TST STYLE FOCUS SMALL
                                                                  CONSERVATIVE    TST MFS VALUE       CAP GROWTH
                                                                 SUB-ACCOUNT (A) SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                                                                 --------------- --------------- ---------------------
2006
Units...........................................................             --              --                  --
Unit Fair Value, Lowest to Highest (1)..........................            $--             $--                 $--
Net Assets......................................................            $--             $--                 $--
Investment Income Ratio to Net Assets (2).......................          4.98%           0.00%               0.02%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)   2.25%, 1.40%    2.30%, 1.40%        2.30%, 1.40%
Total Return, Lowest to Highest (4)............................. 1.73% to 2.01%  7.81% to 8.13%    14.86% to 15.20%
2005
Units...........................................................             --           1,651               4,581
Unit Fair Value, Lowest to Highest (1)..........................      $10.47 to       $12.66 to
                                                                         $10.53          $13.54    $11.35 to $11.43
Net Assets......................................................            $--         $21,673             $52,184
Investment Income Ratio to Net Assets (2).......................          0.00%           0.59%               0.00%
Expenses as a Percent of Average Net Assets, (3)................ 2.25% to 1.40%  2.30% to 1.40%      2.30% to 1.40%
Total Return, Lowest to Highest (4)............................. 2.65% to 2.79%  2.56% to 2.71%      4.70% to 4.86%
2004
Units...........................................................             --              --                  --
Unit Fair Value, Lowest to Highest (1)..........................            $--             $--                 $--
Net Assets......................................................            $--             $--                 $--
Investment Income Ratio to Net Assets (2).......................             --              --                  --
Expenses as a Percent of Average Net Assets, (3)................             --              --                  --
Total Return, Lowest to Highest (4).............................             --              --                  --
2003
Units...........................................................             --              --                  --
Unit Fair Value, Lowest to Highest (1)..........................            $--             $--                 $--
Net Assets......................................................            $--             $--                 $--
Investment Income Ratio to Net Assets (2).......................             --              --                  --
Expenses as a Percent of Average Net Assets, (3)................             --              --                  --
Total Return, Lowest to Highest (4).............................             --              --                  --
2002
Units...........................................................             --              --                  --
Unit Fair Value, Lowest to Highest (1)..........................            $--             $--                 $--
Net Assets......................................................            $--             $--                 $--
Investment Income Ratio to Net Assets (2).......................             --              --                  --
Expenses as a Percent of Average Net Assets, (3)................             --              --                  --
Total Return, Lowest to Highest (4).............................             --              --                  --


                                                                 TST STYLE FOCUS SMALL
                                                                       CAP VALUE
                                                                    SUB-ACCOUNT (A)
                                                                 ---------------------
2006
Units...........................................................                 --
Unit Fair Value, Lowest to Highest (1)..........................                $--
Net Assets......................................................                $--
Investment Income Ratio to Net Assets (2).......................              0.02%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)       2.30%, 1.40%
Total Return, Lowest to Highest (4).............................   14.44% to 14.78%
2005
Units...........................................................              7,734
Unit Fair Value, Lowest to Highest (1)..........................
                                                                   $11.18 to $11.25
Net Assets......................................................            $86,787
Investment Income Ratio to Net Assets (2).......................              0.29%
Expenses as a Percent of Average Net Assets, (3)................     2.30% to 1.40%
Total Return, Lowest to Highest (4).............................     4.00% to 4.15%
2004
Units...........................................................                 --
Unit Fair Value, Lowest to Highest (1)..........................                $--
Net Assets......................................................                $--
Investment Income Ratio to Net Assets (2).......................                 --
Expenses as a Percent of Average Net Assets, (3)................                 --
Total Return, Lowest to Highest (4).............................                 --
2003
Units...........................................................                 --
Unit Fair Value, Lowest to Highest (1)..........................                $--
Net Assets......................................................                $--
Investment Income Ratio to Net Assets (2).......................                 --
Expenses as a Percent of Average Net Assets, (3)................                 --
Total Return, Lowest to Highest (4).............................                 --
2002
Units...........................................................                 --
Unit Fair Value, Lowest to Highest (1)..........................                $--
Net Assets......................................................                $--
Investment Income Ratio to Net Assets (2).......................                 --
Expenses as a Percent of Average Net Assets, (3)................                 --
Total Return, Lowest to Highest (4).............................                 --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                     TST PIONEER
       TST              TST            MID-CAP        TST PIONEER     TST MFS TOTAL   TST FEDERATED HIGH TST MERCURY LARGE
 MANAGED INCOME    PIONEER FUND         VALUE       STRATEGIC INCOME     RETURN             YIELD            CAP CORE
 SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
----------------- ---------------- ---------------- ---------------- ---------------- ------------------ -----------------
               --               --               --               --               --                --                --
              $--              $--              $--             $ --              $--               $--               $--
              $--              $--              $--              $--              $--               $--               $--
            4.65%            3.27%            0.00%            0.00%            7.75%            20.94%             0.49%
     2.30%, 1.40%     2.30%, 1.40%     2.30%, 1.40%     2.25%, 1.40%     2.30%, 1.40%      2.30%, 1.70%      2.30%, 1.40%
-1.17% to  -0.88%   5.86% to 6.17%   5.00% to 5.31%   0.79% to 1.07%   3.00% to 3.30%    2.30% to 2.50%    5.93% to 6.24%
           10,658            2,811           12,149              546            4,031             5,243             2,961
 $14.22 to $15.77 $15.48 to $17.23 $10.81 to $10.88 $16.62 to $18.33 $22.17 to $24.60  $14.56 to $15.40   $9.43 to $10.12
         $161,385          $46,577         $131,848           $9,501          $95,714           $80,294           $29,072
            2.61%            0.00%            0.11%            0.00%            0.92%             0.00%             0.00%
   2.30% to 1.40%   2.30% to 1.40%   2.30% to 1.40%   2.25% to 1.40%   2.30% to 1.40%    2.30% to 1.70%    2.30% to 1.40%
   0.72% to 0.87%   3.86% to 4.02%    5.94% to 6.1%   2.48% to 2.62%   1.85% to 2.00%    1.47% to 1.56%    3.93% to 4.09%
               --               --               --               --               --                --                --
              $--              $--              $--              $--              $--               $--               $--
              $--              $--              $--              $--              $--               $--               $--
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
              $--              $--              $--              $--              $--               $--               $--
              $--              $--              $--              $--              $--               $--               $--
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
              $--              $--              $--              $--              $--               $--               $--
              $--              $--              $--              $--              $--               $--               $--
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONCLUDED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                 TST AIM CAPITAL                   TST US GOVERNMENT
                                                                  APPRECIATION   TST EQUITY INCOME    SECURITIES
                                                                 SUB-ACCOUNT (A)  SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                                                                 --------------- ----------------- -----------------
2006
Units...........................................................             --               --                 --
Unit Fair Value, Lowest to Highest (1)..........................            $--              $--                $--
Net Assets......................................................            $--              $--                $--
Investment Income Ratio to Net Assets (2).......................          0.00%            3.82%             17.71%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)   2.30%, 1.40%     2.30%, 1.40%       2.30%, 1.70%
Total Return, Lowest to Highest (4)............................. 6.24% to 6.55%   4.83% to 5.14%   -3.82% to -3.63%
2005
Units...........................................................             --            6,546                167
Unit Fair Value, Lowest to Highest (1)..........................      $12.78 to        $18.53 to
                                                                         $14.01           $20.15   $19.02 to $20.68
Net Assets......................................................            $--         $126,955             $3,457
Investment Income Ratio to Net Assets (2).......................          0.00%            0.00%              0.00%
Expenses as a Percent of Average Net Assets, (3)................ 2.30% to 1.40%   2.30% to 1.40%     2.30% to 1.70%
Total Return, Lowest to Highest (4)............................. 4.14% to 4.29%   4.35% to 4.50%     1.93% to 2.03%
2004
Units...........................................................             --               --                 --
Unit Fair Value, Lowest to Highest (1)..........................            $--              $--                $--
Net Assets......................................................            $--              $--                $--
Investment Income Ratio to Net Assets (2).......................             --               --                 --
Expenses as a Percent of Average Net Assets, (3)................             --               --                 --
Total Return, Lowest to Highest (4).............................             --               --                 --
2003
Units...........................................................             --               --                 --
Unit Fair Value, Lowest to Highest (1)..........................            $--              $--                $--
Net Assets......................................................            $--              $--                $--
Investment Income Ratio to Net Assets (2).......................             --               --                 --
Expenses as a Percent of Average Net Assets, (3)................             --               --                 --
Total Return, Lowest to Highest (4).............................             --               --                 --
2002
Units...........................................................             --               --                 --
Unit Fair Value, Lowest to Highest (1)..........................            $--              $--                $--
Net Assets......................................................            $--              $--                $--
Investment Income Ratio to Net Assets (2).......................             --               --                 --
Expenses as a Percent of Average Net Assets, (3)................             --               --                 --
Total Return, Lowest to Highest (4).............................             --               --                 --

                                                                 TST CONVERTIBLE
                                                                   SECURITIES
                                                                 SUB-ACCOUNT (A)
                                                                 ---------------
2006
Units...........................................................             --
Unit Fair Value, Lowest to Highest (1)..........................            $--
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................          2.92%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)   1.90%, 1.50%
Total Return, Lowest to Highest (4)............................. 6.48% to 6.62%
2005
Units...........................................................
Unit Fair Value, Lowest to Highest (1)..........................      $14.48 to
                                                                         $14.93
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................          0.00%
Expenses as a Percent of Average Net Assets, (3)................ 1.90% to 1.50%
Total Return, Lowest to Highest (4)............................. 2.42% to 2.49%
2004
Units...........................................................             --
Unit Fair Value, Lowest to Highest (1)..........................            $--
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................             --
Expenses as a Percent of Average Net Assets, (3)................             --
Total Return, Lowest to Highest (4).............................             --
2003
Units...........................................................             --
Unit Fair Value, Lowest to Highest (1)..........................            $--
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................             --
Expenses as a Percent of Average Net Assets, (3)................             --
Total Return, Lowest to Highest (4).............................             --
2002
Units...........................................................             --
Unit Fair Value, Lowest to Highest (1)..........................            $--
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................             --
Expenses as a Percent of Average Net Assets, (3)................             --
Total Return, Lowest to Highest (4).............................             --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) for the period January 1, 2006 to April 20, 2006
(b) for the period May 1, 2006 to December 31, 2006

PART C

                               OTHER INFORMATION

Item 24.    FINANCIAL STATEMENTS AND EXHIBITS

a.          Financial Statements

The following financial statements of the Separate Account are included in Part B hereof:

       1. Report of Independent Registered Public Accounting Firm.

       2. Statement of Assets and Liabilities as of December 31, 2006.

       3. Statement of Operations for the year ended December 31, 2006.

       4. Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005.

       5. Notes to Financial Statements - December 31, 2006.

The following financial statements of the Company are included in Part B hereof:

       1. Report of Independent Registered Public Accounting Firm.

       2. Balance Sheets as of December 31, 2006 and 2005.

       3. Statements of Income for the years ended December 31, 2006, 2005 and 2004.

       4. Statements of Shareholder's Equity for the years ended December 31, 2006, 2005 and 2004.


       5. Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.


       6. Notes to Financial Statements.

b.          Exhibits


1. Certification of Restated Resolution of the Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (5)

2.        Not applicable

3.  (i)   Form of Principal Underwriter's Agreement (2)

    (ii)  Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (6)

    (iii) Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (filed herewith)

4.  (i)   Form of 226 RI Contract (1)

    (ii)  Form of 226 RI Certificate and Riders (1)

5.  (i)   Form of Group Variable Annuity Application (1)

    (ii)  Form of Certificate Variable Annuity Application (1)

6.  (i)   Copy of Restated Articles of Incorporation of the Company (5)

    (ii)  Copy of the By-Laws of the Company (5)

    (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (5)

    (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (5)

    (v) Certificate of Amendment of Certificate of Incorporation signed 4/26/83 and certified 2/12/85 (5)

    (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (5)

    (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (5)

    (viii) Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name changed to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00
           (5)

7.  (i)    Reinsurance Agreement between MetLife Investors USA Insurance
           Company and Metropolitan Life Insurance Company (4)

    (ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd. (4)

8.  (i)    Form of Participation Agreement among Metropolitan Series Fund,
           Inc., Metropolitan Life Insurance Company and Security First Life Insurance Company (now called MetLife Investors USA Insurance Company (3)

    (ii) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company effective 2-12-01 (5)

    (iii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Investors USA Insurance Company effective 4-30-07 (filed herewith)

9.         Opinion and Consent of Counsel (filed herewith)

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.        Not Applicable

12.        Not Applicable

13. Powers of Attorney for MetLife Investors USA Insurance Company (filed herewith)



(1) All previously filed Exhibits to MetLife Investors USA Separate Account A Registration Statement and all Post-Effective Amendments thereto are specifically incorporated herein by reference.

(2) Incorporated herein by reference to Registrant's Pre-Effective Amendment No.2 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on March 21, 2001.

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on April 13, 2001.

(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on April 30, 2003.

(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on July 15, 2004.

(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 on Form N-4 (File Nos. 333-50540 and 811- 05200) electronically filed on April 21, 2006.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     ---------------------------------------
Michael K. Farrell                      Chairman of the Board, President,
5 Park Plaza, Suite 1900                Chief Executive Officer and Director
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza, Suite 1900                General Counsel, Secretary and Director
Irvine, CA 92614

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Charles V. Curcio                       Vice President-Finance
501 Route 22
Bridgewater, NJ 08807

Brian C. Kiel                           Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Deborah L. Buffington                   Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
501 Route 22
Bridgewater, NJ 08807

Jay S. Kaduson                          Vice President and Director
10 Park Avenue
Morristown, NJ 07967

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Susan A. Buffum                         Director
334 Madison Avenue
Convent Station, NJ 07961

Margaret C. Fechtmann                   Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Elizabeth M. Forget                     Director
260 Madison Avenue
New York, NY 10010

George Foulke                           Director
501 Route 22
Bridgewater, NJ 08807

Paul A. Sylvester                       Director
10 Park Avenue
Morristown, NJ 07967

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2007, there were 47,672 Qualified Contract Owners and 48 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund VA for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities
MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three
MetLife of CT Variable Life Insurance Separate Account Four
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I

Met Investors Series Trust
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

Name and Principal Business           Positions and Offices with Underwriter
Address
---------------------------------     ---------------------------------------
Paul A. Sylvester                     President, National Sales Manager-
10 Park Avenue                        Annuities & LTC
Morristown, NJ 07962

Elizabeth M. Forget                   Executive Vice President,
260 Madison Avenue                    Investment Fund Management & Marketing
New York, NY 10016

Paul A. LaPiana                       Executive Vice President,
5 Park Plaza, Suite 1900              National Sales Manager- Life
Irvine, CA 92614

Richard C. Pearson                    Executive Vice President,
5 Park Plaza, Suite 1900              General Counsel and Secretary
Irvine, CA 92614

Andrew Aiello                         Senior Vice President,
1 MetLife Plaza                       Channel Head-National Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker                     Senior Vice President,
1 MetLife Plaza                       Channel Head-Independent Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                    Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Myrna Solomon                           Senior Vice President,
501 Boylston Street                     Channel Head-Banks
Boston, MA 02116

Leslie Sutherland                       Senior Vice President,
1 MetLife Plaza                         Channel Head-Broker/Dealers
27-01 Queens Plaza North
Long Island City, NY 11101

Edward C. Wilson                        Senior Vice President,
5 Park Plaza, Suite 1900                Channel Head-Wirehouse
Irvine, CA 92614

Curtis Wohlers                          Senior Vice President,
1 MetLife Plaza                         Channel Head-Planners
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso                          Vice President,
485-E US Highway 1 South                Chief Financial Officer
Iselin, NJ 08830

Deborah L. Buffington                   Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Craig W. Markham                        Vice President and Director
13045 Tesson Ferry Road
St. Louis, MO 63128

Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Michael K. Farrell                      Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

       (c)Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                             (3)
                                       Compensation on
                                           Events
                            (2)        Occasioning the
         (1)          Net Underwriting Deduction of a      (4)         (5)
  Name of Principal    Discounts and   Deferred Sales   Brokerage     Other
     Underwriter        Commissions         Load       Commissions Compensation
 -------------------  ---------------- --------------- ----------- ------------
 MetLife Investors      $285,683,129         $0            $0           $0
 Distribution Company

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

       (a)Registrant

       (b)MetLife Annuity Operations, 27000 Westown Parkway, Suite 200, West Des Moines, IA 50266

       (c)State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
          02110

       (d)MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

       (e)MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

       (f)Metropolitan Life Insurance Company, 4010 Boy Scout Blvd, Tampa, FL 33607

       (g)Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116

       (h)Metropolitan Life Insurance Company, 200 Park Avenue, NY 10166

       (i)Metropolitan Life Insurance Company, 1125 17/th/ Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   d. MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

   The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine, and State of California, on this 16th day of April, 2007.

                              METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              (Registrant)

                          By: METLIFE INVESTORS USA INSURANCE COMPANY

                          By: /s/ RICHARD C. PEARSON
                              -----------------------------------
                              Richard C. Pearson
                              Executive Vice President, General Counsel,
                              Secretary and Director

                              METLIFE INVESTORS USA INSURANCE COMPANY
                              (Depositor)

                          By: /s/ RICHARD C. PEARSON
                              -----------------------------------
                              Richard C. Pearson
                              Executive Vice President, General Counsel,
                              Secretary and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated on April 16, 2007.

/s/ Michael K. Farrell*                 Chairman of the Board, President,
--------------------------------------  Chief Executive Officer and Director
Michael K. Farrell

/s/ Richard C. Pearson *                Executive Vice President,
--------------------------------------  General Counsel, Secretary and Director
Richard C. Pearson

/s/ Charles V. Curcio *                 Vice President-Finance
--------------------------------------  (principal financial officer and
Charles V. Curcio                       principal accounting officer)

/s/ Jay S. Kaduson*                     Vice President and Director
--------------------------------------
Jay S. Kaduson

/s/ Jeffrey A. Tupper *                 Assistant Vice President and Director
--------------------------------------
Jeffrey A. Tupper

/s/ Susan A. Buffum *                   Director
--------------------------------------
Susan A. Buffum

/s/ Margaret C. Fechtmann *             Director
--------------------------------------
Margaret C. Fechtmann

/s/ Elizabeth M. Forget *               Director
--------------------------------------
Elizabeth M. Forget

/s/ George Foulke *                     Director
--------------------------------------
George Foulke

/s/ Paul A. Sylvester*                  Director
--------------------------------------
Paul A. Sylvester

                                    By: /s/ JOHN E. CONNOLLY, JR.
                                        -----------------------------------
                                        John E. Connolly, Jr., Attorney-in-fact
                                        April 16, 2007
--------
* MetLife Investors USA Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

EX-99.B3(III) Agreement and Plan of Merger

EX-99.B8(III) Participation Agreement MSF-MLIUSA

EX-99.B9      Opinion of Counsel

EX-99.B10     Consent of Independent Registered Public Accounting Firm

EX-99.B13     Powers of Attorney